UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

The BNY Mellon Funds

BNY Mellon Large Cap Stock Fund
BNY Mellon Large Cap Market Opportunities Fund
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
BNY Mellon Income Stock Fund
BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Small Cap Multi-Strategy Fund
BNY Mellon Focused Equity Opportunities Fund
BNY Mellon Small/Mid Cap Multi-Strategy Fund
BNY Mellon International Fund
BNY Mellon Emerging Markets Fund
BNY Mellon International Appreciation Fund
BNY Mellon International Equity Income Fund

BNY Mellon Asset Allocation Fund

SEMIANNUAL REPORT February 28, 2019

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon funds Trust, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Sincerely,

Patrick T. Crowe
President
BNY Mellon Funds Trust
March 15, 2019

3

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2018 through February 28, 2019, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Large Cap Stock Fund’s Class M shares produced a total return of -3.78%, and Investor shares returned -3.85%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, posted a total return of
-3.04% for the same period.2

Large-cap stocks lost ground over the reporting period amid investor concerns over U.S. Federal Reserve (the “Fed”) policy, slowing global growth, and geopolitical uncertainty. The fund trailed the Index, mainly due to security selection shortfalls.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund’s portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations, primarily within large-cap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks to construct the fund’s portfolio. The portfolio managers construct the fund’s portfolio through a systematic, structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive. The fund typically will hold between 100 and 175 securities.

Markets Pivot on Fed Statements

After a summer rally, volatility crept back into the picture in U.S. markets, despite strong fundamentals. Firm labor markets, tightening monetary policy and the possibility of slowing global growth provoked a defensive posture among investors. In October 2018, markets reversed course and started to move lower after hawkish statements by the Fed. Continued worries over rising rates, trade disputes, and falling commodity prices pressured equity markets through the end of December 2018. During the fourth quarter of 2018, the Index posted its worst quarterly performance since 2008.

The volatility subsided in January 2019, in part due to the Fed’s announcement after its first meeting of 2019 that it would not increase rates, which emphasized its focus on data as a driver for rate hike decisions, and its ability to suspend additional rate increases when the data is not supportive. In addition, talk of a possible trade agreement with China helped to calm markets in January 2019 and February 2018. Many U.S. indices were able to recover much of their fourth quarter 2018 during the first two months of 2019, mitigating losses from earlier in the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts.

Security Selections Impact Fund Performance

Positioning in the consumer discretionary and information technology sectors detracted from the fund’s gains over the reporting period. In consumer discretionary, Lear, which makes automotive electrical systems, saw its stock fall during the period due to concerns regarding its fundamentals. Price depression was widespread, with many auto component makers coming under pressure during the period due to trade concerns and other factors. Elsewhere in the sector, retailer Macy’s had difficulties after a “no comment” response relating to its growth margins was taken as bad news. After cutting its earnings forecast in January 2019, the stock continued to fall. Micron Technology and Apple were top detractors within the information technology sector, which struggled during much of the period. Top individual detractors included Valero Energy and Marathon Petroleum, both of which were hurt by falling oil prices and a generally depressed energy sector. Electronic Arts was another leading detractor. Its stock price fell in October 2018 after forecasted guidance for third quarter revenue missed consensus numbers.

Conversely, contributors during the period included stocks from the industrials and health care sectors. In industrials, Boeing was one of the top performers in the sector. The stock was up during the period on expectations of higher earnings and cash flow figures, airline traffic gains, and planned production increases. Textron was also a top sector contributor. In health care, Waters and Danaher, which benefited from its purchase of General Electric’s biopharma division, drove positive results. Elsewhere in the market, top individual contributor Match Group, which benefited from positive fundamentals and earnings growth that beat expectations.

From a factor standpoint, price momentum fared worst during the period. The relative valuation, low volatility, and intrinsic value factors were the best performers.

A Disciplined Approach to Stock Picking

Our quantitative models have continued to identify what we believe to be attractive investment opportunities across a broad range of large-cap companies and industry groups. Stock market volatility seen during the period may have presented opportunities to purchase the stocks of fundamentally strong companies at more attractive prices. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that our model suggests have the potential to offer more attractive valuations and better investment prospects. We are cautiously optimistic that given the prolonged growth-oriented environment and recent market activity, securities that are value-oriented may stage a comeback. In addition, we have continued to maintain a broadly diversified portfolio.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

For the period from September 1, 2018 through February 28, 2019, as provided by Caroline Lee Tsao, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Large Cap Market Opportunities Fund’s Class M shares produced a total return of -5.13%, and Investor shares produced a total return of -5.16%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -3.04% for the same period.2

Large-cap stocks lost ground over the reporting period amid slowing economic momentum and rising interest rates. The fund lagged the Index largely due to negative contributions from three of the fund’s active underlying strategies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund’s investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles, including some or all of the following: Focused Equity Strategy, U.S. Large Cap Equity Strategy, Dynamic Large Cap Value Strategy, Large Cap Growth Strategy, U.S. Large Cap Growth Strategy, Income Stock Strategy, Appreciation Strategy, and Large Cap Dividend Strategy — all are more particularly described in the fund’s prospectus. The fund invests directly in securities or in other mutual funds advised by the fund’s investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities.

The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Stocks lost ground despite a rebound toward the end of the reporting period. A variety of factors weighed on stocks over the six-month reporting period, including rising U.S. interest rates, concerns about international trade, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision after its mid-December 2018 meeting to back off its aggressive tightening stance led to a rebound. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period, despite continuing geopolitical and economic concerns.

Underlying Strategies Hindered Fund Performance

The fund’s relative return was hampered primarily by the underperformance of three of its active strategies. Allocation decisions across the fund’s three primary categories — core, value, and growth — also proved slightly negative.

The allocation to core proved very slightly negative and, on balance, manager underperformance also had a negative effect. While the Focused Equity Strategy lagged its benchmark by more than 400 basis points, this was only partially offset by the returns of the U.S. Large Cap Equity Strategy, which beat its benchmark by nearly 400 basis points.

In the value-oriented category, the underweight hurt overall returns as value outpaced the overall core benchmark. In addition, returns were also harmed by the poor performance of both value managers. The Dynamic Large Cap Value Strategy fund lagged its benchmark by more than 450 basis points, and the Income Stock Strategy lagged by more than 350 basis points.

In the growth-oriented category, the fund’s overweight allocation hindered returns somewhat as growth lagged the overall core benchmark. But strong manager performance by the U.S. Large Cap Growth Strategy, which surpassed the returns of the growth category, helped offset the effect of that allocation.

A More Neutral Investment Posture

We remain optimistic regarding the prospects for large-cap stocks in a growing U.S. economy with a supportive stance from the Fed. In February 2019, we adjusted the fund’s portfolio to a more neutral positioning between growth and value. We reduced the fund’s allocation to the Focused Equity Strategy and reduced the allocation to the Dynamic Large Cap Value Strategy and the Income Stock Strategy. In our judgment, these changes position the fund well for the prevailing market environment.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund may use derivative instruments, such as options, futures, options on futures, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by Caroline Lee Tsao, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s Class M shares produced a total return of -4.20%, and Investor shares produced a total return of -4.30%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -3.04% for the same period.2

Large-cap stocks lost ground over the reporting period, amid slowing economic momentum and rising interest rates. The fund lagged the Index due to negative contributions from three of the fund’s active underlying strategies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund’s investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund’s after-tax returns.

The fund allocates its assets among some or all of the following: the Large Cap Core Strategy, Large Cap Tax-Sensitive Strategy, Focused Equity Strategy, U.S. Large Cap Equity Strategy, Dynamic Large Cap Value Strategy, Large Cap Growth Strategy, U.S. Large Cap Growth Strategy, Income Stock Strategy, Appreciation Strategy, and Large Cap Dividend Strategy — all are more particularly described in the fund’s prospectus. The fund invests directly in securities or in other mutual funds as advised by the fund’s investment adviser or its affiliates, referred to as underlying funds.

The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Stocks lost ground despite a rebound toward the end of the reporting period. A variety of factors weighed on returns over the six-month reporting period, including rising U.S. interest rates, concerns about international trade, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision, after its mid-December 2018 meeting, to back off its aggressive tightening stance led to a rebound. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period despite continuing geopolitical and economic concerns.

Fund Performance Hindered by Underlying Strategies

The fund’s relative return was hampered primarily by the underperformance of three of its active strategies. On balance, allocation decisions across these underlying strategies also were slightly detrimental. Exposure to growth-oriented strategies, for example, hurt performance because growth stocks underperformed the Index, while the value exposure helped since it beat the Index.

Allocation decisions across the fund’s six underlying strategies proved beneficial in three of these: U.S. Large Cap Equity, U.S. Large Cap Growth, and Large Cap Tax- Sensitive.

The allocation to core proved neutral, but on balance, manager underperformance had a negative effect. While the Focused Equity Strategy lagged its benchmark by more than 400 basis points, this was only partially offset by the U.S. Large Cap Equity Strategy’s performance, which beat its benchmark by nearly 400 basis points.

Similarly, in the value-oriented category, the positive effect of the allocation decision was offset by the poor performance of both managers. The Dynamic Large Cap Value Strategy lagged its benchmark by more than 450 basis points, and the Income Stock Strategy lagged its benchmark by more than 350 basis points.

On the other hand, in the growth category, strong manager performance by the U.S. Large Cap Growth Strategy, which beat its benchmark by more than 110 basis points, helped offset the effect of the overweight to the category. In the tax-sensitive category, the fund had a slight overweight, which had a neutral effect on performance, but outperformance by the Large Cap Tax-Sensitive Strategy resulted in a positive contribution from this category.

A More Neutral Investment Posture

We remain optimistic regarding the prospects for large-cap stocks characterized by a growing U.S. economy with a supportive stance from the Fed. In February 2019, we adjusted the fund’s portfolio to a more neutral positioning between growth and value. We reduced the fund’s allocation to the Focused Equity Strategy and reduced the allocation to the Dynamic Large Cap Value Strategy and the Income Stock Strategy. In our judgment, these changes position the fund well for the prevailing market environment.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund may use derivative instruments, such as options, futures, options on futures, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

6

For the period of September 1, 2018 through February 28, 2019, as provided by John C. Bailer, Brian C. Ferguson, and David S. Intoppa, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Income Stock Fund’s Class M shares produced a total return of -4.72%, Investor shares produced a total return of -4.88%, Class A shares produced a total return of -4.83%, Class C shares produced a total return of -5.24%, Class I shares produced a total return of -4.73% and Class Y shares produced a total return of -4.72%.1 In comparison, the fund’s benchmark, the Dow Jones U.S. Select Dividend™ Index (the “Index”), produced a total return of -0.99% for the same period.2

Stocks declined over the reporting period in response to rising interest rates, concerns about trade relations, and slowing global economic growth. The fund’s sector allocation and security selection strategies in the utilities, financials, energy, and consumer staples sectors caused it to lag behind the Index.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investment techniques that produce income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Index.

Global Economic Trends and Rising Interest Rates Hindered Stocks

Despite positive U.S. economic data, the market was constrained by rate hikes by the Federal Reserve (the “Fed”), growing fears of a global slowdown, and concerns about the effects of trade tensions with China. Other geopolitical concerns also weighed on stocks.

These factors, combined with disappointing earnings reports, particularly among select large capitalization technology companies, resulted in a sharp sell-off early in December 2018. This “flight to safety” put stocks into negative territory for 2018.

The Fed’s decision after its mid-December 2018 meeting to moderate its aggressive stance, however, led to a rebound. This persisted into early 2019, largely reversing the early December sell-off despite continuing concerns about the global economy.

Performance Hindered by a Flight to Safety

A shift to a flight to safety, or risk-off, mentality late in the reporting period hurt the fund’s performance. The fund’s large underweight to the utilities sector in particular, was a drag on performance. Stock selection and an overweight to banks also hampered returns and our large position in J.P. Morgan Chase & Co. was especially detrimental. In the energy sector, the fund’s positions in the oil and gas industry, especially Marathon Petroleum and Phillips 66, weighed on performance as these companies were hurt by concern about the business cycle and potential demand destruction. In the consumer staples sector, a large position in the food products industry was disadvantageous, especially the holding of ConAgra Brands, which has experienced difficulties since its acquisition of Pinnacle Foods. In the materials sector, DowDuPont also was a hindrance, given the cyclical nature of its industry.

The fund benefited from holdings in the communication services sector. Verizon Communications performed well, given its attractive dividend yield, defensive nature, and exposure to the rollout of 5G systems. The fund’s relative performance was also helped by a decision not to own CenturyLink, a regional telecom company that continues to struggle. In the consumer discretionary sector, an underweight to the multiline retail industry, which underperformed, assisted the fund’s performance. A position in Target was also advantageous. In information technology, Cisco Systems held up well in the risk-off environment due to strong earnings and capital returns. In the health care sector, a position in Merck & Co., a pharmaceutical manufacturer, was beneficial, as this company continues to gain from the strong performance of its Keytruda drug. Outfront Media, a real estate investment trust that invests in outdoor advertising, also contributed to the fund’s performance.

Investment Environment Provides Support for Fund’s Disciplined Approach

While growth-oriented stocks have outperformed their value-oriented counterparts, we believe that, over time, historical norms are likely to reassert themselves, and value stocks with strong underlying business fundamentals may return to favor. Indeed, in our judgment, the current environment of healthy corporate earnings and steady domestic economic growth provides some support for the fund’s investment approach.

As of the end of the reporting period, the fund held overweighted exposure to the financials, information technology, health care, real estate, industrials, energy, and materials sectors. In contrast, we have identified relatively few opportunities in the utilities, consumer discretionary, and consumer staples sectors.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through June 1, 2019, for Class A, Class C, Class I, and Class Y, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns for those share classes would have been lower.

2 Source: Lipper Inc. – The Dow Jones U.S. Select Dividend™ Index is defined as all dividend-paying companies in the Dow Jones U.S. Index, excluding REITs, that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend coverage ratio of greater than or equal to 167%, paid dividends in each of the previous five years, non-negative trailing 12-month earnings-per-share (EPS), a float-adjusted market capitalization of at least US $1 billion, and a three-month average daily trading volume of 200,000 shares. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

7

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by Caroline Lee Tsao, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Mid Cap Multi-Strategy Fund’s Class M shares produced a total return of -4.48%, and Investor shares produced a total return of -4.57%.1 In comparison, the fund’s benchmark, the Russell Midcap® Index (the “Index”), produced a total return of -2.84% for the reporting period.2 The Russell Midcap® Value Index and Russell Midcap® Growth Index, the fund’s secondary benchmarks, produced total returns of -3.98% and -1.27%, respectively, for the same period.3,4

Mid cap stocks lost ground over the reporting period, amid slowing economic momentum and rising interest rates. The fund lagged the Index due to underperformance in all five of the fund’s active underlying strategies.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those companies with market capitalizations that are within the market-capitalization range of companies comprising the Index. Furthermore, the fund normally allocates its assets across multiple investment strategies employed by the fund’s investment adviser and unaffiliated sub-investment advisers that invest primarily in equity securities issued by mid-cap companies. The investment adviser determines the investment strategies and sets target allocations and ranges. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles, including the Mid Cap Tax-Sensitive Core Strategy, Opportunistic Mid Cap Value Strategy, Mid Cap Growth Strategy, Boston Partners Mid Cap Value Strategy, and Geneva Mid Cap Growth Strategy, all as more particularly described in the fund’s prospectus. The investment adviser determines the investment strategies and sets the target allocations and ranges.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Stocks lost ground despite a rebound at the end of the reporting period. A variety of factors weighed on stocks over the six-month reporting period, including rising U.S. interest rates, concerns about international trade, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision after its mid-December 2018 meeting to back off its aggressive tightening stance led to a rebound. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period, despite continuing geopolitical and economic concerns.

Underlying Strategies Hampered Fund Performance

The fund’s relative performance was supported in part by its allocation decisions, which favored the growth-oriented underlying strategies over the value-oriented approaches. But the fund’s overall results were hindered by underperformance from all five of its active underlying strategies.

In the growth-oriented category, both the Mid Cap Growth Strategy and the Geneva Mid Cap Growth Strategy lagged their benchmark, almost completely offsetting the positive effect of the overweight to the growth category. In the value category, both the Opportunistic Mid Cap Value Strategy and the Boston Partners Mid Cap Value Strategy lagged, detracting from overall performance. In the core category, the underweight proved neutral while the manager’s performance produced a negative effect on returns.

A More Growth-Oriented Investment Posture

We remain optimistic regarding the prospects for mid-cap stocks in a growing U.S. economy with a supportive stance from the Fed. In December 2018, we adjusted the fund’s portfolio to a more neutral positioning between growth and value by trimming the allocation to the Mid Cap Growth Strategy and allocating that to value. In our judgment, this change positions the fund well for the prevailing market environment.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell Midcap Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Russell Midcap® Value Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

8

For the period from September 1, 2018 through February 28, 2019, as provided by Caroline Lee Tsao, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Small Cap Multi-Strategy Fund’s Class M shares produced a total return of
-9.68%, and Investor shares produced a total return of -9.80%.1 In comparison, the fund’s primary benchmark, the Russell 2000® Index (the “Index”), produced a total return of -8.86% for the same period.2 The Russell 2000® Growth Index and Russell 2000® Value Index, the fund’s secondary benchmarks, produced total returns of -9.14% and -8.59%, respectively, for the same period.3,4

Small-cap stocks lost ground over the reporting period, amid slowing economic momentum and rising interest rates. The fund lagged the Index due to a negative contribution from one of the fund’s three underlying strategies.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The fund currently considers small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Index. The fund normally allocates its assets among multiple investment strategies employed by the fund’s investment adviser that invest primarily in equity securities issued by small cap companies. The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles, including the Opportunistic Small Cap Strategy, the Small Cap Value Strategy, and the Small Cap Growth Strategy — all are more particularly described in the fund’s prospectus. The investment adviser determines the investment strategies and sets the target allocations and ranges.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Stocks lost ground despite a rebound toward the end of the reporting period. A variety of factors weighed on stocks over the six-month reporting period, including rising U.S. interest rates, concerns about international trade, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision after its mid-December 2018 meeting to back off its aggressive tightening stance led to a rebound. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period, despite continuing geopolitical and economic concerns.

One Underlying Strategy Hindered Fund Performance

The fund’s performance relative to the Index was hindered slightly by allocation decisions but also more significantly by the performance of one underlying strategy. The growth-oriented category lagged the Index slightly, so the fund’s exposure detracted from performance somewhat. The underlying strategy, Small Cap Growth Strategy, however, outperformed its benchmark by more than 200 basis points, contributing positively to overall fund results.

In the value-oriented category, the fund’s allocation had a slightly positive impact on fund performance. The underlying strategy, Small Cap Value strategy, also contributed positively, outperforming its benchmark by more than 270 basis points.

In the core category, the fund had a slight underweight, and this had a neutral effect on fund results. The underlying strategy, however, Opportunistic Small Cap Strategy, lagged its benchmark by more than 400 basis points, detracting significantly from fund results.

A More Neutral Investment Posture

We remain optimistic regarding the prospects for large-cap stocks in a growing U.S. economy with a supportive stance from the Fed. In December 2018, we adjusted the fund’s portfolio to a neutral allocation between growth and value. We reduced the fund’s allocation to the Small Cap Growth Strategy, and we increased its participation in the Small Cap Value Strategy. In our judgment, these changes position the fund well for the prevailing market environment.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Russell 2000® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000®Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Russell 2000®Value Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

9

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by Donald Sauber and Thomas Lee, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Focused Equity Opportunities Fund’s Class M shares produced a total return of -7.49%, and Investor shares produced a total return of -7.65%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of -3.04% for the same period.2

Large-cap stocks lost ground over the volatile reporting period amid investor concerns over U.S. Federal Reserve (“Fed”) policy, slowing global growth and geopolitical uncertainty. The fund trailed the Index mainly due to security selection shortfalls.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may hold growth or value stocks or a blend of both. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The fund’s portfolio managers monitor sector and security weightings and regularly evaluate the fund’s risk-adjusted returns to manage the risk profile of the fund’s portfolio. The portfolio managers adjust exposure limits as necessary.

Markets Pivot on Fed Statements

After a summer rally, volatility crept back into the picture in U.S. markets despite strong fundamentals. Firm labor markets, tightening monetary policy and the possibility of slowing global growth provoked a defensive posture among investors. In October 2018, markets reversed course and started to move lower after hawkish statements by the Fed. Continued worries over rising interest rates, trade disputes and falling commodity prices pressured equity markets through the end of December 2018. During the fourth calendar quarter of 2018, the Index posted its worst quarterly performance since 2008.

The volatility subsided in January 2019, in part due to the Fed’s announcement after its first meeting of 2019 that it would not increase rates, which emphasized its focus on data as a primary driver for rate-hike decisions and its ability to suspend additional rate increases when the data is not supportive. In addition, talk of a possible trade agreement with China helped to calm markets in January 2019 and February 2019. Many U.S. indices were able to recover much of their fourth-quarter 2018 losses during the first two months of 2019, mitigating losses from earlier in the period.

Stock Selection Constrained Fund Performance

Stock selection was the main contributor to underperformance. Choices in the information technology, health care and energy sectors were the primary detractors. In information technology, chip maker NVIDIA was the largest drag on results. The stock price suffered due to slowing top-line growth and a reduction in demand for gaming chips. We have exited the position. Services names, such as CVS Health and UnitedHealth Group, were the largest detractors within the health care sector. These companies were affected by headline risk out of Washington regarding health care reform and the potential loss of the ability to monetize drug rebates. Pharmaceutical company Allergan was also a top detractor. The stock slid after management announced on an analyst call that they had decided not to sell assets they had previously committed to sell. We have since exited the position. In energy, refining companies were a primary source of relative losses as Valero Energy and Marathon Petroleum weighed on returns. We have since exited our position in Marathon Petroleum. Beverage company Constellation Brands was also among the top detractors for the period, as the stock price came under pressure in the fourth quarter of 2018 along with the rest of the wine and spirits industry.

Conversely, stock selection in the industrials sector was positive. Positions in Boeing and Deere & Co. bolstered results. These companies benefited late in the period due to strong order books and the potential for a resolution of the trade dispute with China. Communication services companies Facebook and Comcast were also among the top contributors for the period.

Positioned for Continued Slow Growth

We believe that the economy and stock prices may be entering a period of mean reversion. Going forward, we expect continued slow growth, modestly rising interest rates and equity returns that are most in line with historic averages. Given this outlook, in an attempt to reduce risk, we have made changes to the fund’s positions in several of its underlying investments.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

10

For the period from September 1, 2018 through February 28, 2019, as provided by Caroline Lee Tsao, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Small/Mid Cap Multi-Strategy Fund’s Class M shares produced a total return of -8.21%, and Investor shares produced a total return of
-8.30%.1 In comparison, the Russell 2500™ Index (the “Index”), the fund’s primary benchmark, produced a total return of -6.25% for the same period.2 The Russell 2500™ Growth Index and Russell 2500™ Value Index, the fund’s secondary benchmarks, produced total returns of -6.06% and -6.47%, respectively, for the same period.3,4

Small-cap and mid-cap stocks lost ground over the reporting period, amid slowing economic momentum and rising interest rates. The fund underperformed the primary Index due primarily to negative contributions from two of the fund’s three active underlying strategies.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with market capitalizations that are within the market capitalization range of the smallest company included in the Russell 2000® Index and the largest company included in the Russell Midcap® Index.

The fund normally allocates its assets across multiple investment strategies employed by the fund’s investment adviser that invest primarily in equity securities issued by small cap and mid cap companies. The fund is designed to provide exposure to various small cap and mid cap equity portfolio managers and investment strategies and styles, including the Opportunistic Small/Mid Cap Strategy, the Small/Mid Cap Value Strategy, and the Small/Mid Cap Growth Strategy — all are more particularly described in the fund’s prospectus. The fund’s investment adviser determines the investment strategies and sets the target allocations and ranges.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Stocks lost ground despite a rebound toward the end of the reporting period. A variety of factors weighed on stocks over the six-month reporting period, including rising U.S. interest rates, concerns about international trade, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision after its mid-December 2018 meeting to back off its aggressive tightening stance led to a rebound. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period, despite continuing geopolitical and economic concerns.

Underlying Strategies Hampered Fund Performance

The fund’s performance relative to the Index was hindered slightly by allocation decisions and more heavily by the underperformance of two of the three underlying strategies.

The fund’s results benefited from an overweight to growth-oriented stocks, which beat the Index. The underlying strategy, the Small/Mid Cap Growth Strategy, also outperformed its benchmark by 150 basis points.

The fund’s results were hindered by exposure to value-oriented stocks, however, which lagged the Index. In addition, the underlying strategy, the Small/Mid Cap Value Strategy, underperformed its benchmark by more than 300 basis points.

In the core category, stocks lagged the Index, and the fund had a slight overweight, though the effect of this on performance was neutral. But the underlying strategy, the Opportunistic Small/Mid Cap Strategy, lagged its benchmark by more than 200 basis points, detracting from overall fund performance.

A More Neutral Investment Posture

We remain optimistic regarding the prospects for small-cap and mid-cap stocks in a growing U.S. economy with a supportive stance from the Fed. In December 2018, we adjusted the fund’s portfolio to a more neutral stance. We lowered the fund’s allocation to the Small/Mid Cap Growth Strategy from 33% to 30%, and we raised its participation in the Small/Mid Cap Value Strategy from 27% to 30%. In our judgment, these changes position the fund well for the prevailing market environment.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 2500™ Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500™ Index is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small- to mid-cap opportunity set. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Russell 2500™ Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small- to mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

4 Source: Lipper Inc. — The Russell 2500™ Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500™ Value Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small- to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance.

11

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2018 through February 28, 2019, as provided by Mark A. Bogar, Andrew R. Leger, and James A. Lydotes, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon International Fund’s Class M shares produced a total return of
-5.66%, and Investor shares produced a total return of -5.82%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of -3.58% for the same period.2

International equity markets largely posted losses during the reporting period, amid a slowing global economy, but rebounded late in the period on more stimulative policy moves and easing concerns about global trade. The fund underperformed its benchmark due to market weakness in Germany, Japan, and Switzerland.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The fund may invest in companies of any size. Though not specifically limited, the fund ordinarily will invest in a broad range of (and in any case at least five different) countries. The fund will limit its investments in any single company to no more than 5% of the fund’s assets at the time of purchase.

The stocks purchased may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach, which emphasizes individual stock selection. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Economic Conditions and Geopolitical Concerns Weighed on Stocks

Developed markets lost ground despite a rebound toward the end of the reporting period. A variety of factors weighed on stocks over the six-month reporting period, including rising U.S. interest rates, a stronger U.S. dollar, growing trade tensions, slowing global economic momentum, and geopolitical concerns.

These factors, combined with high market valuations and disappointing earnings reports (particularly among information technology companies), resulted in a sharp sell-off in the U.S. market early in December 2018. Stocks sold off globally as well, resulting in a “flight to safety” in which defensive, low-volatility companies with low debt levels benefited.

However, the Federal Reserve’s (the “Fed”) decision after its mid-December meeting to continue to increase interest rates led to a rebound in both U.S. and international stocks. In addition, the possibility of a trade deal between the U.S. and China eased investor concerns, as did China’s decision to implement monetary and fiscal moves to support its economy. The market rebound persisted into early 2019, partially erasing the decline from earlier in the reporting period despite continuing geopolitical and economic concerns.

Holdings in Germany, Japan, and Switzerland Detracted from Performance

The fund’s underperformance stemmed mainly from holdings of higher-risk stocks, stocks with sensitivity to the U.S.-China trade conflict, and stocks with exposure to the Brexit situation — all of which performed poorly during the fourth quarter of 2018. In particular, positions in Germany, Japan, and Switzerland were the primary detractors. In Germany, Fresenius & Co. declined 26% due to increased competition, a failed attempt at an acquisition, and a slowing German market. A position in Hapag-Lloyd, a shipping company, also dragged on relative performance, as it was hurt by concerns about global trade. In Japan, two holdings that had been performing well experienced declines. Sony fell 16% due to trade concerns despite continued strength in key secular growth segments. Suzuki Motor, which declined along with other players in the auto industry, saw relative weakness in its India business and experienced a rise in raw material costs. In Switzerland, the fund was hurt by an underweight, as the market slightly outperformed, as well as by lagging stock selections. In particular, the fund does not own Nestle, which rose about 8% due to its defensive characteristics. The fund’s position in Julius Baer Group, a private wealth manager, fell 18% on weak revenues and concerns about the performance of global equity markets.

From a sector perspective, in addition to Fresenius & Co., a position in Bayer, the German drug and life sciences company, declined 14% on a possible class action lawsuit in California related to the Roundup herbicide product. In the consumer discretionary sector, Sony and Suzuki Motor were the primary laggards, as noted above.

On the other hand, holdings in the Netherlands, Hong Kong, and Italy bolstered the fund’s relative performance. In the Netherlands, the fund’s position in Koninklijke Ahold Delhaize, a grocery chain, rose as a more decentralized decision-making structure and new investments in the Stop & Shop chain resulted in better same-store sales. In Hong Kong, AIA Group, an insurance company, jumped 17% on strong sales in mainland China and on expanded profit margins. In addition, the fund’s position in Sands China, a hotel and casino operator, rose on strong improvements in gaming revenues. In Italy, electric utility Enel, gained 26%, benefiting from its defensive nature and from raising its earnings guidance.

From a sector perspective, consumer staples and real estate contributed most to performance. In addition to Koninklijke Ahold Delhaize, the fund also benefited from a position in Diageo, a UK spirits company, which rose 12% due in part to double-digit growth in revenues in Asia. In the real estate sector, a well-diversified Hong Kong real estate investment trust, Sung Hung Kai Properties, climbed 15% on strong earnings despite the regional economic slowdown. Investors also found the company’s position in the Hong Kong real estate market, one of the hottest in the world, attractive.

Investor Sentiment Has Improved

International markets faced negative economic and geopolitical concerns in late 2018, but investor sentiment has improved over

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the first quarter of 2019, as stocks have rebounded from oversold levels since Christmas. The pause in interest rate hikes by the Fed has been a key catalyst, but also due to an increase likelihood of a trade deal between the U.S. and China and to minimal odds of a global recession in the near term. The uncertainty of Brexit remains in play, but it is likely to be less of a headwind in the remainder of 2019. Although earnings may be challenging in the first quarter, more healthy growth could resume later in 2019.

Among our biggest sector shifts have been a reduction in energy from an overweight to an underweight and an increase in industrials from a neutral position to an overweight. In addition, we have increased our position in the information technology sector from an underweight to an overweight, and we have moved to an underweight position in utilities. As for significant shifts in country positions, we have raised our overweight in the Netherlands and have moved out of our position in Norway.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

13

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period of September 1, 2018 through February 28, 2019, as provided by George E. DeFina, Sean P. Fitzgibbon, and Jay Malikowski, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Emerging Markets Fund’s Class M shares produced a total return of -1.49%, and Investor shares produced a total return of -1.70%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 0.33% for the same period.2

Stocks in the Emerging Markets (EM) gained slightly during the reporting period, largely in response to a more dovish stance from the Federal Reserve (the “Fed”), which weakened the U.S. dollar, and to improving trade relations between the U.S. and China. The fund lagged the Index, mainly due to security selections in South Korea, India, and Mexico.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Index. The fund may invest in companies of any size.

Normally, the fund will invest in a broad range of (and in any case at least five different) emerging market countries. The stocks purchased may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach which emphasizes individual stock selection. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Emerging Markets Gain Slightly on Easing Trade Tensions, Weaker U.S. Dollar

Emerging-market equities seesawed somewhat during the reporting period but ended with a slight gain. Initially, these markets broadly declined due to slowing global economic momentum, trade tensions between the U.S. and China, and a strengthening U.S. dollar, which was responding to expected interest increases by the Fed. The stronger dollar put pressure on emerging markets with weak current account balances and higher near-term political uncertainties.

The sell-off in the U.S. market midway through December 2018 caused a “flight to quality” that hurt emerging markets further. However, emerging markets rebounded when the Fed backed off its rate increasing stance, making additional rate increases more dependent on the strength of the U.S. economy. Additional support for emerging markets equities came from China, which responded to U.S. tariffs with a variety of fiscal stimulus measures, helping its economy to regain momentum and benefiting other emerging markets that depend on China as an export destination. The possibility of a trade agreement between China and the U.S. also helped boost emerging markets equities.

Positions in South Korea, India, and Mexico Hindered Performance

The fund’s performance relative to the Index was hindered primarily by positions in South Korea, India, and Mexico. In South Korea, KB Financial Group, a prominent, diversified financial company, declined as a result of skepticism about the health of the domestic economy. In addition, POSCO, a steel manufacturer, declined 20% on weaker volumes, a higher tax rate, and uncertainty about the regional economy. In India, two non-bank financial firms, Indiabulls Housing Finance and Edelweiss Financial Services Ltd., sold off in sympathy with other housing finance companies that were hurt by the defaults by real estate developers late in 2018. In Mexico, stocks retreated due to a less business-friendly environment from the AMLO administration. Its decision to mothball Mexico City’s new airport terminal project weighed on investor sentiment. Two financial companies, Gentera, a microlender, and Grupo Financiero Banorte, a commercial bank, hurt the fund’s performance with double-digit declines.

From a sector perspective, the fund’s holdings in financial and industrial sectors were detractors. In the financials sector, the fund’s overweight helped, but stock selections mentioned above offset that benefit. In industrials, GS Engineering & Construction, a South Korean company, declined due to weak housing market figures, which stemmed from tighter regulatory and financial conditions. Grupo Aeroportuario del Centro Norte, a Mexican airport, sold off as a result of macroeconomic and political conditions, including the halting of an airport project in Mexico City.

Despite the relative flat return in emerging markets stocks, there were a few bright spots for the fund. Positions in the United Arab Emirates, Taiwan, and Russia proved especially beneficial. In the United Arab Emirates, Abu Dhabi Commercial Bank, a leading retail bank, gained as investors applauded their consolidation strategy, which has recently included acquiring two other banks. In Taiwan, the fund benefited from an underweight as the Taiwanese market declined during the reporting period. In addition, a position in Chailease Holding, an import/export financier and leasing provider, proved advantageous as the company reported stronger revenues and improved profit margins. In Russia, Sberbank of Russia reported improved return on equity and said it was moving toward a 50% payout of income that would take the form of share buybacks or dividends. In addition, LUKOIL, a leading Russian oil company, gained on strong cash flows and an indication that, with crude oil prices above $50 a barrel, the company would be able to pay out half its income in dividends and share buybacks.

From a sector perspective, communication services and health care proved advantageous to performance. In communication services, Autohome, a Chinese company that provides an online comparison-shopping service for automobiles, reported better-than-expected results despite a slowdown in auto sales in China. In addition, Telekomunikasi Indonesia reported healthy revenues and beat earnings expectations due to successful cost cutting. In health care, a lack of exposure in South Korea and South Africa added to performance as both were down significantly for the reporting period. Also in the health care sector, Hypera, a

14

Brazilian drug company, rose substantially on strong revenues and news about new products in the pipeline.

The Outlook Improves

Emerging markets underperformed in 2018, as the U.S. dollar strengthened, the economic environment deteriorated, and earnings expectations declined. With a trade deal between the U.S. and China now more likely, with interest rate hikes by the Fed now more data-dependent, and with policies in China now more stimulative, the outlook is more constructive. Looking ahead, the fund now has underweights to the materials and energy sectors and has an overweight to India. We have trimmed our overweights in Mexico and South Korea.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed, or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

15

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by Richard A. Brown, William S. Cazalet, Thomas J. Durante, Karen Q. Wong, and Syed A. Zamil, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon International Appreciation Fund’s Class M shares produced a total return of -4.32%, and Investor shares produced a total return of
-4.36%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of -3.58% for the same period.2

International equity markets posted losses over the reporting period in the midst of slowing economic growth, trade frictions and other geopolitical difficulties. The fund underperformed the Index, primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. The fund invests primarily in Depositary Receipts (“DRs”) representing the local shares of non-U.S. companies, in particular, American Depositary Receipts (“ADRs”).

In selecting securities, the investment adviser screens the Index universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund’s country allocation is expected to be within 5% of that of the Index, and, under normal circumstances, the fund will invest in at least 10 different countries.

Slowing Growth, Trade Concerns, and Geopolitical Difficulties Constrain Markets

International markets delivered two drastically different periods of behavior over the six months, but lost ground over the reporting period as a whole. Through early fall 2018, many global equity markets felt pressure from slowing global growth, escalating trade issues between the U.S. and China, Brexit difficulties and additional geopolitical issues elsewhere in Europe and the emerging markets. Volatility picked up in October 2018, when renewed articulation of hawkish narratives by Federal Reserve (the “Fed”) officials alarmed investors. In Japan, which depends on exports for much of its economy, the prospect of slowing Chinese growth and consumption rates contributed to the selloff of its equity markets. In December 2018, international equities reached new lows for 2018 as economic and political news continued to unnerve investors, such as the contraction of the German economy, Italian governmental disputes and continued Brexit difficulties. Investors also feared the European Central Bank (the “ECB”) would proceed with its plan to conclude stimulus measures in January despite mediating growth rates.

January 2019 marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism as equity prices recovered. The ECB announced it would provide additional stimulus to support the eurozone economy. At its first meeting of 2019, the Fed emphasized its focus on data as a primary driver for rate hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The rebound continued throughout January 2019, and many equities maintained an upward trajectory throughout February 2019.

Cyclical Companies and Sectors Constrain Results

In a period of mediating growth, the Index’s losses were perpetuated in part by sectors and companies that are sensitive to economic cycles. Industrials, information technology and materials were the worst performing areas of the Index. The economic slowdown in China affected materials companies as demand for their products fell. Industrial companies were impacted by this dynamic as well, particularly those located in Europe and Japan. From a country standpoint, France and Germany both struggled, contributing to the Index’s negative return. Japan did poorly for the period as its export-based economy was hurt by tariffs. Japan-based technology companies, such as Hitachi and Canon, suffered from lower earnings due to the reduced overseas trading.

Conversely, traditionally conservative, defensive companies that have historically paid high dividends were more resilient during the period. The real estate, utilities, and health care sectors were the best performers in the Index during the six months. Real estate, which was bolstered by the low rate environment, outperformed the broader market. Health care stocks also performed better than average, especially among large pharmaceutical companies that export medications to emerging markets countries or that enjoyed drug approvals in China. Utilities companies were also resilient due to their high incidence of dividend payments. From a country perspective, Hong Kong was among the top performers, driven in part by the dominance of real estate companies within the country. Italy also outperformed during the period, as did Spain. The returns were driven by a concentration of companies in those countries that transport liquified natural gas, which experienced high demand during the period.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, we believe that it is worth noting that non-U.S. developed markets seem to be impacted by slowing economic growth, trade frictions and other geopolitical issues. As always, we continue to monitor factors that may affect the fund’s investments.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

16

For the period from September 1, 2018 through February 28, 2019, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA, Peter D. Goslin, CFA, and Syed A. Zamil, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon International Equity Income Fund’s Class M shares produced a total return of -2.49%, and Investor shares produced a total return of -2.63%.1 In comparison, the fund’s benchmark, the MSCI ACWI Ex USA Index (the “Index”), produced a total return of -2.47% for the same period.2

International equity markets posted losses over the reporting period in the midst of slowing economic growth, trade frictions, and other geopolitical difficulties. While Class M shares performed roughly in-line with the index, Investor shares underperformed the Index, mainly due to security selection shortfalls.

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on dividend-paying stocks of foreign companies, including those in of emerging-market countries. The fund normally invests substantially all of its assets in the equity securities of issuers located outside the United States and diversifies broadly among developed and emerging market countries. The fund may invest in the stocks of companies of any market capitalization.

The fund’s portfolio managers select stocks through a disciplined investment process using proprietary quantitative computer models that analyze a diverse set of characteristics to identify and rank stocks based on according to earnings quality. Based on this analysis, the portfolio managers generally select from the higher-ranked dividend-paying securities those stocks that they believe will continue to pay above-average dividends. The portfolio managers will seek to overweight higher dividend-paying stocks, while maintaining country and sector weights generally similar to those of the Index

Slowing Growth, Trade Concerns, and Geopolitical Difficulties Constrain Markets

International markets delivered two drastically different periods of behavior over the six -months, but lost ground over the reporting period as a whole. Through early fall 2018, many global equity markets felt pressure from slowing global growth, escalating trade issues between President Trump the U.S. and China, Brexit difficulties and additional geopolitical issues elsewhere in Europe and the emerging markets. Volatility picked up in October 2018, when renewed articulation of hawkish narratives by U.S. Federal Reserve (the “Fed”) officials alarmed investors. In Japan, which depends on exports for much of its economy, the prospect of slowing Chinese growth and consumption rates contributed to the sell-off of equity markets. In December 2018, international equities reached new lows for the year 2018 as economic and political news continued to unnerve investors, such as the contraction of the German economy, Italian governmental disputes, and continued Brexit difficulties. Investors also feared the European Central Bank (the “ECB”) would proceed with its plan to conclude stimulus measures in January 2019 despite mediating growth rates.

January 2019 marked a turnaround in markets. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism as equity prices recovered. The ECB announced it would provide additional stimulus to support the Eurozone economy. At its first meeting of the year 2019, the Fed emphasized its focus on data as a primary driver for rate hike decisions, and its ability to suspend additional rate increases when the data is not supportive. These sentiments reassured investors of central bankers’ commitments to support flagging growth. The rebound continued throughout the month of January 2019, and many equities maintained an upward trajectory throughout the month of February 2019.

Security Selection Impact Fund Performance

Positioning in the consumer staples and consumer discretionary sectors supported the fund’s gains over the reporting period as did stocks from Switzerland and Norway. In the consumer staples sector, French food retailer Casino Guichard Perrachon was among the top contributors to sector and overall performance. The stock price surged on comments from the CEO that the company planned to shut down stores in an underperforming division of the company to improve fundamentals. Hong Kong-based Yue Yuen Industrial Holdings was a top individual contributor as well. The consumer discretionary sector footwear manufacturer appreciated on the news of an expected sales increase in 2019.

On the other hand, several holdings weakened the fund’s relative results. On a sector basis, communication services and financials provided the largest headwinds. Sweden, Australia and South Korea were the worst performing countries. German media company ProSiebenSat.1 Media was among the largest overall detractors. The stock price fell to record lows after the company reduced sales projections and cut its dividend. South Korea-based engineering and construction company HDC Holdings also hurt results as its price fell on concerns over dilution after a large stock issuance. Financial services company Nordea Bank struggled during the period after the bank was linked to a money laundering scandal. It was also a leading detractor for the reporting periods.

A Disciplined Approach to Stock Picking

Our quantitative models have continued to identify what we believe to be attractive investment opportunities across a broad range of countries, companies, and industry groups. We believe inefficiencies in international markets may present opportunities to purchase the stocks of fundamentally strong dividend-paying companies at more attractive prices. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that our model suggests have the potential to offer more attractive valuations and better investment prospects. In addition, we have continued to maintain a broadly diversified portfolio.

As a result of our stock selection process, the portfolio was underweight emerging markets holdings and overweight developed markets at the end of the period. We have a bias towards financial and energy stocks, and relatively fewer holdings than the benchmark in industrials and health care

17

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

sectors. We believe that there may be opportunities in Australia, Russia, and the United Kingdom, while we hold less in Netherlands, Japan, and India.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI ACWI ex USA Index captures large- and mid-cap representation across Developed Market (DM) countries (excluding the U.S.) and Emerging Market (EM) countries. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

18

For the period of September 1, 2018 through February 28, 2019, as provided by Jeffrey M. Mortimer, Primary Portfolio Manager responsible for investment allocation decisions

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Asset Allocation Fund’s Class M shares produced a total return of -3.90%, and Investor shares produced a total return of -4.01%.1 In comparison, the fund’s benchmark, the Morningstar Moderate Target Risk Index (the “Index”), produced a total return of -0.10% for the same period.2

Stocks and bonds were subject to large amounts of volatility during the reporting period due to slowing growth and policy uncertainty. Stocks generally declined over the six months while bonds were able to recover and post positive results. The fund underperformed the Index, mainly due to overweighted exposure to stocks and an underweighted position in bonds.

The Fund’s Investment Approach

The fund seeks long-term growth of principal in conjunction with current income. The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds, and exchange-traded funds (collectively, the “underlying funds”), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Market Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund’s investment adviser allocates the fund’s investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets. The underlying funds are selected by the fund’s investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.

Slowing Global Growth and Policy Uncertainty Constrains Stocks

After a summer rally, volatility crept back into the picture in U.S. markets, despite strong fundamentals. Firm labor markets, tightening monetary policy and the possibility of slowing global growth provoked a defensive posture among investors. In October 2018, markets reversed course and started to move lower after hawkish statements by the Federal Reserve (the “Fed”). Continued worries over rising rates, trade disputes and falling commodity prices pressured equity markets through the end of December 2018.

The volatility subsided in January 2019, in part due to the Fed’s announcement after its first meeting of 2019 that rates would not increase, which emphasized its focus on data as a primary driver for rate hike decisions and its ability to suspend additional rate increases when the data is not supportive. In addition, talk of a possible trade agreement with China helped to calm markets in January 2019 and February 2019.

Bonds were also affected by volatility. Spreads widened during the fourth quarter of 2018 and Treasury rates fell. However, bond volatility subsided in January 2019 as well. Since the Fed meeting, risk asset spreads have narrowed and prices have recovered.

Asset Allocation Strategy Constrained Fund Performance

The fund’s asset allocation strategy detracted from relative returns during the six months. The fund’s relative overweight to equities during a time when equities trailed bonds was a headwind. Within the equity allocation, overweights to large, mid and small cap all hurt results. In addition, a relative underweight to international developed markets modestly detracted from performance. The manager effect was also negative, as several managers trailed their benchmarks during the reporting period. The BNY Mellon Focused Equity Fund, BNY Mellon Mid Cap Multi-Strategy Fund, and BNY Mellon International Fund all trailed their respective indices.

Conversely, a couple of manager selection strategies produced results that helped relative performance. An overweight to the fund’s high yield bond managers, who outperformed their indices, was additive. An underweight to the fund’s emerging markets managers, who lagged their benchmarks, also helped relative returns.

The fund’s bond portfolio generally performed well, with most managers performing in line with their respective benchmarks. However, the fund’s underweight to fixed income hampered overall performance.

Positioned for the Current Market Environment

We expect that periods of market volatility will persist for the foreseeable future, but pockets of strength in underlying fundamentals will remain despite slowing global growth. We continue to believe the fund is well positioned for the current market environment. However, we did moderately trim equity exposure and provide the fund with adequate liquidity at year end 2018 for capital gain and income distributions by reducing positions in several of its underlying investments such as the BNY Mellon Mid Cap Multi-Strategy Fund, Dreyfus Select Managers Small Cap Value Fund and Dreyfus Select Managers Small Cap Growth Fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by the fund’s investment adviser pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Morningstar Inc. — Morningstar Moderate Target Risk Index serves as a benchmark to help with target-risk mutual fund selection and evaluation by offering an objective yardstick for moderate performance comparison. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

19

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$4.09	$5.30	–	–	–	–
Ending value (after expenses)	$962.20	$961.50	–	–	–	–
Annualized expense ratio (%)	.84	1.09	–	–	–	–
BNY Mellon Large Cap Market Opportunities Fund
Expenses paid per $1,000†	$3.24	$4.44	–	–	–	–
Ending value (after expenses)	$948.70	$948.40	–	–	–	–
Annualized expense ratio (%)	.67	.92	–	–	–	–
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$3.20	$4.42	–	–	–	–
Ending value (after expenses)	$958.00	$957.00	–	–	–	–
Annualized expense ratio (%)	.66	.91	–	–	–	–
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$3.87	$5.08	$5.27	$9.13	$4.07	$3.92
Ending value (after expenses)	$952.80	$951.20	$951.70	$947.60	$952.70	$952.80
Annualized expense ratio (%)	.80	1.05	1.09	1.89	.84	.81
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.31	$5.52	–	–	–	–
Ending value (after expenses)	$955.20	$954.30	–	–	–	–
Annualized expense ratio (%)	.89	1.14	–	–	–	–
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.77	$5.94	–	–	–	–
Ending value (after expenses)	$903.20	$902.00	–	–	–	–
Annualized expense ratio (%)	1.01	1.26	–	–	–	–
BNY Mellon Focused Equity Opportunities Fund
Expenses paid per $1,000†	$4.15	$5.34	–	–	–	–
Ending value (after expenses)	$925.10	$923.50	–	–	–	–
Annualized expense ratio (%)	.87	1.12	–	–	–	–

20

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Small/Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.44	$5.61
Ending value (after expenses)	$903.20	$902.00
Annualized expense ratio (%)	.94	1.19
BNY Mellon International Fund
Expenses paid per $1,000†	$4.91	$6.11
Ending value (after expenses)	$943.40	$941.80
Annualized expense ratio (%)	1.02	1.27
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$6.84	$8.06
Ending value (after expenses)	$985.10	$983.00
Annualized expense ratio (%)	1.39	1.64
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$4.51	$5.72
Ending value (after expenses)	$956.80	$956.40
Annualized expense ratio (%)	.93	1.18
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$5.34	$6.56
Ending value (after expenses)	$975.10	$973.70
Annualized expense ratio (%)	1.09	1.34
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.41	$2.62
Ending value (after expenses)	$961.00	$959.90
Annualized expense ratio (%)	.29	.54

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Large Cap Stock Fund
Expenses paid per $1,000†	$4.21	$5.46	–	–	–	–
Ending value (after expenses)	$1,020.63	$1,019.39	–	–	–	–
Annualized expense ratio (%)	.84	1.09	–	–	–	–
BNY Mellon Large Cap Market Opportunities Fund
Expenses paid per $1,000†	$3.36	$4.61	–	–	–	–
Ending value (after expenses)	$1,021.47	$1,020.23	–	–	–	–
Annualized expense ratio (%)	.67	.92	–	–	–	–
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Expenses paid per $1,000†	$3.31	$4.56	–	–	–	–
Ending value (after expenses)	$1,021.52	$1.020.28	–	–	–	–
Annualized expense ratio (%)	.66	.91	–	–	–	–
BNY Mellon Income Stock Fund
Expenses paid per $1,000†	$4.01	$5.26	$5.46	$9.44	$4.21	$4.06
Ending value (after expenses)	$1,020.83	$1,019.59	$1,019.39	$1,015.42	$1,020.63	$1,020.78
Annualized expense ratio (%)	.80	1.05	1.09	1.89	.84	.81
BNY Mellon Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.46	$5.71	–	–	–	–
Ending value (after expenses)	$1,020.38	$1,019.14	–	–	–	–
Annualized expense ratio (%)	.89	1.14	–	–	–	–
BNY Mellon Small Cap Multi-Strategy Fund
Expenses paid per $1,000†	$5.06	$6.31	–	–	–	–
Ending value (after expenses)	$1,019.79	$1,018.55	–	–	–	–
Annualized expense ratio (%)	1.01	1.26	–	–	–	–
BNY Mellon Focused Equity Opportunities Fund
Expenses paid per $1,000†	$4.36	$5.61	–	–	–	–
Ending value (after expenses)	$1,020.48	$1,019.24	–	–	–	–
Annualized expense ratio (%)	.87	1.12	–	–	–	–

22

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Small/Mid Cap Multi-Strategy Fund
Expenses paid per $1,000†	$4.71	$5.96
Ending value (after expenses)	$1,020.13	$1,018.89
Annualized expense ratio (%)	.94	1.19
BNY Mellon International Fund
Expenses paid per $1,000†	$5.11	$6.36
Ending value (after expenses)	$1,019.74	$1,018.50
Annualized expense ratio (%)	1.02	1.27
BNY Mellon Emerging Markets Fund
Expenses paid per $1,000†	$6.95	$8.20
Ending value (after expenses)	$1,017.90	$1,016.66
Annualized expense ratio (%)	1.39	1.64
BNY Mellon International Appreciation Fund
Expenses paid per $1,000†	$4.66	$5.91
Ending value (after expenses)	$1,020.18	$1,018.94
Annualized expense ratio (%)	.93	1.18
BNY Mellon International Equity Income Fund
Expenses paid per $1,000†	$5.46	$6.71
Ending value (after expenses)	$1,019.39	$1,018.15
Annualized expense ratio (%)	1.09	1.34
BNY Mellon Asset Allocation Fund
Expenses paid per $1,000†	$1.45	$2.71
Ending value (after expenses)	$1,023.36	$1,022.12
Annualized expense ratio (%)	.29	.54

† Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

23

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

BNY Mellon Large Cap Stock Fund
Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 6.3%
Bank of America	146,270		4,253,532
Comerica	19,514		1,699,865
JPMorgan Chase & Co.	47,099		4,915,252
Popular	21,113		1,190,351
Wells Fargo & Co.	1,788		89,203
Zions Bancorp	25,983	[a]	1,327,731
		13,475,934
Capital Goods - 4.4%
Boeing	9,152		4,026,514
Lockheed Martin	6,867		2,124,718
Pentair	10,286		437,566
Raytheon	8,876		1,655,374
Textron	24,539		1,332,468
		9,576,640
Commercial & Professional Services - .6%
Xerox	40,472		1,250,585
Consumer Durables & Apparel - 1.6%
NIKE, Cl. B	26,969		2,312,052
Tapestry	34,647		1,210,566
		3,522,618
Consumer Services - .7%
Carnival	26,299		1,519,030
Diversified Financials - 4.5%
American Express	12,212		1,315,721
Berkshire Hathaway, Cl. B	8,346	[b]	1,680,050
Discover Financial Services	25,261		1,808,940
Evercore, Cl. A	13,011		1,198,313
S&P Global	11,267		2,257,569
Synchrony Financial	46,740		1,524,191
		9,784,784
Energy - 5.9%
Chevron	28,336		3,388,419
ConocoPhillips	30,540		2,072,139
Continental Resources	8,673	[b]	386,903
Exxon Mobil	29,340		2,318,740
HollyFrontier	20,164		1,032,397
Marathon Petroleum	27,539		1,707,693
Phillips 66	18,981		1,829,009
		12,735,300
Food & Staples Retailing - 2.8%
Sysco	19,828		1,339,381
Walgreens Boots Alliance	25,723		1,831,220
Walmart	29,419		2,912,187
		6,082,788
Food, Beverage & Tobacco - 2.7%
Altria Group	37,584		1,969,777
PepsiCo	9,664		1,117,545
Philip Morris International	30,348		2,638,455
		5,725,777
Health Care Equipment & Services - 3.6%
Baxter International	15,899		1,188,132
Danaher	20,436		2,595,781
IDEXX Laboratories	7,371	[b]	1,555,502
UnitedHealth Group	9,540		2,310,779
		7,650,194

BNY Mellon Large Cap Stock Fund (continued)
Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - 1.5%
Kimberly-Clark	13,777		1,609,567
Procter & Gamble	16,489		1,624,991
		3,234,558
Insurance - 2.9%
Allstate	21,352		2,015,202
Progressive	31,329		2,283,884
Prudential Financial	3,160		302,886
Torchmark	19,775		1,632,624
		6,234,596
Materials - 1.8%
CF Industries Holdings	27,807		1,173,455
Huntsman	49,902		1,237,071
LyondellBasell Industries, Cl. A	14,501		1,240,126
Westlake Chemical	1,877	[a]	131,146
		3,781,798
Media & Entertainment - 8.8%
Alphabet, Cl. A	3,181	[b]	3,583,556
Alphabet, Cl. C	3,326	[b]	3,724,854
CBS, Cl. B	25,984		1,304,657
Facebook, Cl. A	29,056	[b]	4,691,091
Match Group	29,303	[a]	1,622,800
Netflix	2,430	[b]	870,183
TripAdvisor	6,937	[a,b]	368,840
Walt Disney	25,058		2,827,545
		18,993,526
Pharmaceuticals Biotechnology & Life Sciences - 12.5%
AbbVie	31,429		2,490,434
Agilent Technologies	19,144		1,520,799
Allergan	2,600		358,046
Amgen	14,603		2,775,738
Biogen	6,835	[b]	2,241,948
Bristol-Myers Squibb	32,548		1,681,430
Illumina	4,795	[b]	1,499,732
Johnson & Johnson	36,031		4,923,276
Merck & Co.	17,077		1,388,189
Mettler-Toledo International	440	[b]	299,600
Pfizer	96,845		4,198,231
Thermo Fisher Scientific	6,146		1,595,317
Waters	7,750	[b]	1,877,205
		26,849,945
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Herbalife Nutrition	22,692	[b]	1,273,021
Zoetis	22,744		2,143,167
		3,416,188
Real Estate - 1.0%
Prologis	4,337	[c]	303,850
Public Storage	8,751	[c]	1,850,749
		2,154,599
Retailing - 6.5%
Amazon.com	3,788	[b]	6,211,676
Best Buy	28,344		1,951,201
Dick's Sporting Goods	32,580	[a]	1,272,575
Foot Locker	18,979		1,129,630

24

BNY Mellon Large Cap Stock Fund (continued)
Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 6.5% (continued)
Home Depot		6,535		1,209,890
Kohl's		17,813		1,202,912
Macy's		38,419	[a]	952,407
			13,930,291
Semiconductors & Semiconductor Equipment - 2.7%
Intel		67,975		3,599,956
Micron Technology		36,135	[b]	1,477,199
Texas Instruments		7,295		771,665
			5,848,820
Software & Services - 13.7%
Accenture, Cl. A		15,795		2,548,997
Adobe		8,823	[b]	2,316,037
Automatic Data Processing		10,576		1,618,445
Broadridge Financial Solutions		10,896		1,103,220
Cadence Design Systems		36,679	[b]	2,099,873
CDK Global		21,761		1,262,356
Citrix Systems		9,107		960,789
Cognizant Technology Solutions, Cl. A		24,025		1,705,295
Fiserv		4,916	[a,b]	416,336
Fortinet		6,937	[b]	602,062
International Business Machines		8,359		1,154,629
Intuit		7,622		1,883,625
Mastercard, Cl. A		2,406		540,797
Microsoft		60,001		6,721,912
Paychex		7,173		552,464
Visa, Cl. A		26,732		3,959,544
			29,446,381
Technology Hardware & Equipment - 5.8%
Apple		50,803		8,796,539
F5 Networks		7,702	[b]	1,295,014
HP		82,222		1,622,240
Seagate Technology		2,888		134,465
Zebra Technologies, Cl. A		2,793	[b]	560,024
			12,408,282
Telecommunication Services - 1.9%
AT&T		9,536		296,760
Verizon Communications		68,108		3,876,707
			4,173,467
Transportation - 3.1%
CSX		19,995		1,453,037
Norfolk Southern		11,922		2,137,615
Union Pacific		11,555		1,937,774
United Continental Holdings		14,165	[b]	1,243,829
			6,772,255
Utilities - 2.8%
Exelon		50,081		2,433,436
NRG Energy		44,564		1,857,428
OGE Energy		40,228		1,710,495
			6,001,359
Total Common Stocks (cost $159,697,926)			214,569,715

BNY Mellon Large Cap Stock Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,109,869)	2.41	1,109,869	[d]	1,109,869

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,653,513)	2.41	1,653,513	[d]	1,653,513
Total Investments (cost $162,461,308)		101.0%	217,333,097
Liabilities, Less Cash and Receivables		(1.0%)	(2,232,800)
Net Assets		100.0%	215,100,297

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $6,030,704 and the value of the collateral held by the fund was $6,213,684, consisting of cash collateral of $1,653,513 and U.S. Government & Agency securities valued at $4,560,171.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.8
Health Care	16.0
Financials	13.7
Communication Services	10.8
Consumer Discretionary	8.8
Industrials	7.6
Consumer Staples	7.0
Energy	5.9
Utilities	2.8
Materials	1.7
Consumer, Non-cyclical	1.6
Investment Companies	1.3
Real Estate	1.0
101.0

† Based on net assets.

See notes to financial statements.

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Large Cap Market Opportunities Fund
Description	Shares		Value ($)
Common Stocks - 36.3%
Banks - .8%
SVB Financial Group	1,540	[a]	380,626
Capital Goods - 3.7%
Boeing	1,214		534,111
Deere & Co.	2,415		396,157
Donaldson	729	[b]	37,609
Fastenal	1,645	[b]	103,536
Flowserve	1,075	[b]	47,741
Hexcel	970		69,976
Honeywell International	2,512		387,024
Toro	1,475	[b]	101,156
		1,677,310
Commercial & Professional Services - .1%
Healthcare Services Group	1,035	[b]	39,516
Consumer Durables & Apparel - .2%
NIKE, Cl. B	1,239		106,219
Consumer Services - 2.1%
McDonald's	497		91,369
MGM Resorts International	12,070		322,873
Starbucks	1,397		98,153
Yum! Brands	4,400		415,800
		928,195
Diversified Financials - 2.4%
Charles Schwab	7,062		324,923
Intercontinental Exchange	5,006		386,213
MSCI	2,050		378,676
		1,089,812
Energy - 2.0%
Chevron	2,590		309,712
EOG Resources	1,025		96,350
Occidental Petroleum	1,141		75,477
Pioneer Natural Resources	201		28,331
Schlumberger	1,696		74,726
Valero Energy	3,795		309,520
		894,116
Food, Beverage & Tobacco - 1.7%
Coca-Cola	6,310		286,095
Mondelez International, Cl. A	10,582		499,047
		785,142
Health Care Equipment & Services - 4.2%
Boston Scientific	11,485	[a]	460,778
Cerner	1,420	[a]	79,449
CVS Health	7,580		438,351
Edwards Lifesciences	630	[a]	106,653
Henry Schein	1,139	[a,b]	67,543
Intuitive Surgical	196	[a]	107,332
ResMed	725		74,262
Stryker	511		96,329
UnitedHealth Group	1,901		460,460
		1,891,157
Household & Personal Products - .4%
Colgate-Palmolive	1,401		92,284
Estee Lauder, Cl. A	688		107,975
		200,259
Materials - 1.3%
Air Products & Chemicals	1,610		291,700

BNY Mellon Large Cap Market Opportunities Fund (continued)
Description	Shares		Value ($)
Common Stocks - 36.3% (continued)
Materials - 1.3% (continued)
Ecolab	641		108,271
FMC	1,025		91,738
Linde	538		93,203
		584,912
Media & Entertainment - 3.2%
Alphabet, Cl. A	386	[a]	434,848
Alphabet, Cl. C	71	[a]	79,514
Comcast, Cl. A	10,073		389,523
Facebook, Cl. A	2,640	[a]	426,228
Walt Disney	792		89,369
		1,419,482
Pharmaceuticals Biotechnology & Life Sciences - 2.0%
Biogen	257	[a]	84,299
Eli Lilly & Co.	525		66,302
Gilead Sciences	1,115		72,497
Johnson & Johnson	596		81,437
Merck & Co.	5,300		430,837
Mettler-Toledo International	88	[a]	59,920
Waters	412	[a]	99,795
		895,087
Real Estate - .9%
American Tower	2,180	[c]	384,007
Retailing - 1.7%
Amazon.com	284	[a]	465,712
Booking Holdings	35	[a]	59,396
O'Reilly Automotive	270	[a]	100,429
The TJX Companies	2,697		138,329
		763,866
Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology	9,130	[a]	373,234
Texas Instruments	4,415		467,019
		840,253
Software & Services - 5.7%
Adobe	2,036	[a]	534,450
ANSYS	265	[a]	46,974
Automatic Data Processing	518		79,270
Cognizant Technology Solutions, Cl. A	1,007		71,477
Jack Henry & Associates	569		75,466
Manhattan Associates	1,830	[a,b]	100,193
Mastercard, Cl. A	548		123,174
Microsoft	4,244		475,455
Oracle	1,456		75,901
Paychex	1,321		101,743
Salesforce.com	2,310	[a]	378,032
Visa, Cl. A	3,435	[b]	508,792
		2,570,927
Technology Hardware & Equipment - 1.8%
Amphenol, Cl. A	1,543		144,996
Cisco Systems	8,313		430,364
Cognex	1,575	[b]	84,105
IPG Photonics	650	[a,b]	100,770
TE Connectivity	655		53,769
		814,004

26

BNY Mellon Large Cap Market Opportunities Fund (continued)
Description		Shares	Value ($)
Common Stocks - 36.3% (continued)
Transportation - .2%
Expeditors International of Washington		1,300	97,435
Total Common Stocks (cost $11,729,655)			16,362,325
1-Day Yield (%)
Investment Companies - 63.7%
Registered Investment Companies - 63.7%
BNY Mellon Income Stock Fund, Cl. M		881,475	[d] 7,413,204
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.41	660,708	[d] 660,708
Dreyfus Research Growth Fund, Cl. Y		768,001	[d] 11,381,775
Dreyfus Strategic Value Fund, Cl. Y		271,265	[d] 9,209,436
Total Investment Companies (cost $25,489,415)			28,665,123
Total Investments (cost $37,219,070)		100.0%	45,027,448
Cash and Receivables (Net)		.0%	6,419
Net Assets		100.0%	45,033,867

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $1,163,469 and the value of the collateral held by the fund was $1,189,571, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	63.6
Information Technology	9.4
Health Care	6.2
Industrials	4.0
Financials	3.3
Communication Services	3.1
Consumer Discretionary	3.1
Consumer Staples	2.2
Energy	2.0
Materials	1.3
Consumer, Cyclical	.9
Real Estate	.9
100.0

† Based on net assets.

See notes to financial statements.

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 62.6%
Automobiles & Components - .1%
Aptiv	1,010		83,941
Ford Motor	8,718		76,457
General Motors	2,270		89,620
Goodyear Tire & Rubber	5,120		101,274
Harley-Davidson	224	[a]	8,315
		359,607
Banks - 3.0%
Bank of America	56,979		1,656,949
BB&T	10,592		539,874
Citigroup	9,150		585,417
Citizens Financial Group	6,935		256,179
Fifth Third Bancorp	3,234		89,194
JPMorgan Chase & Co.	17,604		1,837,153
KeyCorp	10,500		185,430
M&T Bank	630		109,028
PNC Financial Services Group	4,920		620,018
SunTrust Banks	1,700		110,279
SVB Financial Group	7,070	[b]	1,747,421
U.S. Bancorp	5,082		262,689
Wells Fargo & Co.	21,332		1,064,253
Zions Bancorp	2,665	[a,b]	136,182
		9,200,066
Capital Goods - 5.2%
3M	3,752		778,127
Allegion	2,996		269,520
Boeing	9,250		4,069,630
Caterpillar	3,798		521,617
Deere & Co.	11,796		1,935,016
Donaldson	2,480	[a]	127,943
Dover	4,092		370,449
Eaton	4,989		397,973
Emerson Electric	2,093		142,638
Fastenal	5,590	[a]	351,835
Flowserve	3,650	[a]	162,097
Fortive	2,056		167,708
General Dynamics	741		126,133
General Electric	41,555		431,756
Hexcel	3,300		238,062
Honeywell International	13,856		2,134,794
Illinois Tool Works	2,190		315,535
Ingersoll-Rand	5,160		544,690
Johnson Controls International	1,141		40,243
Lockheed Martin	1,377		426,058
Northrop Grumman	1,146		332,294
Parker-Hannifin	612		107,810
Raytheon	3,200		596,800
Roper Technologies	9		2,913
Stanley Black & Decker	653		86,477
Toro	4,995	[a]	342,557
TransDigm Group	78	[b]	33,859
United Rentals	875	[b]	117,766
United Technologies	2,681		336,921
W.W. Grainger	220	[a]	67,049
Wabtec	223		16,351

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 62.6% (continued)
Capital Goods - 5.2% (continued)
Xylem	2,698	[a,b]	203,834
		15,796,455
Commercial & Professional Services - .2%
Healthcare Services Group	3,510		134,012
Nielsen Holdings	3,870		101,394
Robert Half International	2,005		136,721
Waste Management	2,644		267,705
		639,832
Consumer Durables & Apparel - .7%
Leggett & Platt	5,010	[a]	227,554
Lennar, Cl. A	4,900		235,102
Newell Brands	485	[a]	7,872
NIKE, Cl. B	14,320		1,227,654
Under Armour, Cl. A	1,015	[b]	22,888
VF	3,015		263,390
		1,984,460
Consumer Services - 2.0%
Carnival	2,398		138,508
Marriott International, Cl. A	608		76,164
McDonald's	5,901		1,084,840
MGM Resorts International	55,390		1,481,682
Starbucks	14,828		1,041,815
Wynn Resorts	1,077	[a,b]	136,284
Yum! Brands	23,747	[b]	2,244,091
		6,203,384
Diversified Financials - 3.6%
American Express	1,959		211,063
Ameriprise Financial	1,989		261,812
Berkshire Hathaway, Cl. B	9,194	[b]	1,850,752
BlackRock	456		202,108
Capital One Financial	3,733		312,004
Charles Schwab	44,646		2,054,162
CME Group	2,753		500,798
Discover Financial Services	4,067		291,238
Goldman Sachs Group	1,474		289,936
Intercontinental Exchange	29,064		2,242,288
Invesco	2,658		51,432
Moody's	720		124,646
Morgan Stanley	6,300		264,474
MSCI	9,420		1,740,062
S&P Global	1,858		372,287
State Street	5,399		388,026
T. Rowe Price Group	31		3,113
		11,160,201
Energy - 3.3%
Anadarko Petroleum	3,625		157,688
Apache	2,940	[a]	97,549
Baker Hughes	5,962	[a]	157,278
Cabot Oil & Gas	5,290	[a]	130,240
Chevron	19,962		2,387,056
Concho Resources	97		10,670
ConocoPhillips	2,451		166,300
Devon Energy	6,515		192,258
Diamondback Energy	733	[a]	75,448

28

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 62.6% (continued)
Energy - 3.3% (continued)
Encana	5,878		42,616
EOG Resources	9,114		856,716
Exxon Mobil	18,974		1,499,515
Halliburton	3,147		96,581
Helmerich & Payne	3,085		167,207
Hess	1,575		91,114
HollyFrontier	155		7,936
Kinder Morgan	2,030		38,895
Marathon Oil	15,500		257,300
Marathon Petroleum	3,221		199,734
Noble Energy	3,700	[a]	81,955
Occidental Petroleum	3,867		255,802
ONEOK	1,650		106,029
Phillips 66	3,608		347,667
Pioneer Natural Resources	1,685		237,501
Schlumberger	10,902		480,342
TechnipFMC	4,410		98,299
Valero Energy	22,637		1,846,274
Williams Cos.	4,094	[b]	109,269
		10,195,239
Food & Staples Retailing - .6%
Costco Wholesale	2,865		626,690
Kroger	6,927		203,169
Sysco	1,650		111,458
Walgreens Boots Alliance	4,947		352,177
Walmart	5,992		593,148
		1,886,642
Food, Beverage & Tobacco - 2.7%
Altria Group	12,239		641,446
Archer-Daniels-Midland	4,910		208,675
Campbell Soup	230		8,285
Coca-Cola	44,735		2,028,285
Conagra Brands	1,425	[a]	33,302
Constellation Brands, Cl. A	1,330		224,983
General Mills	95		4,477
Hershey	281		31,101
Kraft Heinz	1,931		64,090
McCormick & Co.	1,809	[a]	245,988
Molson Coors Brewing, Cl. B	2,905		179,122
Mondelez International, Cl. A	64,982		3,064,551
Monster Beverage	2,265	[b]	144,575
PepsiCo	7,502		867,531
Philip Morris International	5,449		473,736
Tyson Foods, Cl. A	1,390		85,707
		8,305,854
Health Care Equipment & Services - 5.2%
Abbott Laboratories	5,983		464,400
AmerisourceBergen	2,188		182,260
Anthem	2,439		733,480
Baxter International	1,555		116,205
Becton Dickinson	3,010		748,858
Boston Scientific	70,479	[b]	2,827,617
Cardinal Health	1,070		58,144
Cerner	5,515	[b]	308,564

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 62.6% (continued)
Health Care Equipment & Services - 5.2% (continued)
Cigna	2,556		445,869
CVS Health	39,400		2,278,502
Danaher	4,112		522,306
Edwards Lifesciences	2,128	[b]	360,249
Henry Schein	3,866	[a,b]	229,254
Humana	1,673		476,872
Intuitive Surgical	1,933	[b]	1,058,530
McKesson	469		59,638
Medtronic	7,085		641,192
ResMed	2,467		252,695
Stryker	2,718		512,370
UnitedHealth Group	15,360		3,720,499
		15,997,504
Household & Personal Products - .9%
Clorox	2,630		415,619
Colgate-Palmolive	9,438		621,681
Coty, CI. A	6,900	[a]	75,900
Estee Lauder, Cl. A	3,435		539,089
Kimberly-Clark	1,327		155,033
Procter & Gamble	10,901		1,074,294
		2,881,616
Insurance - 1.0%
Aflac	500		24,570
Allstate	4,455		420,463
American International Group	2,260		97,632
Aon	3,728		639,464
Brighthouse Financial	244	[b]	9,448
Chubb	739		98,952
Cincinnati Financial	1,410		122,416
Hartford Financial Services Group	8,125		401,050
Lincoln National	2,076		129,792
Marsh & McLennan Cos.	4,531		421,474
MetLife	3,712		167,745
Prudential Financial	1,076		103,135
Travelers Cos	2,826		375,604
		3,011,745
Materials - 1.8%
Air Products & Chemicals	10,643		1,928,299
CF Industries Holdings	940		39,668
DowDuPont	13,993		744,847
Ecolab	2,170		366,535
FMC	3,490		312,355
Freeport-McMoRan	21,175		273,158
International Paper	2,004		91,823
Linde	2,217		384,073
LyondellBasell Industries, CI. A	3,186		272,467
Newmont Mining	4,165	[a]	142,110
Nucor	1,060		64,204
PPG Industries	2,965		331,991
Sherwin-Williams	186		80,575
Vulcan Materials	2,949		328,696
WestRock	365		13,644
		5,374,445

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 62.6% (continued)
Media & Entertainment - 5.2%
Activision Blizzard	590		24,863
Alphabet, Cl. A	3,175	[b]	3,576,796
Alphabet, Cl. C	1,759	[b]	1,969,939
CBS, Cl. B	959		48,151
Charter Communications, Cl. A	446	[a,b]	153,830
Comcast, Cl. A	74,985		2,899,670
Discovery, Cl. C	2,145	[b]	58,451
Electronic Arts	48	[b]	4,597
Facebook, Cl. A	24,586	[b]	3,969,410
Netflix	3,043	[b]	1,089,698
Omnicom Group	820	[a]	62,074
Twenty-First Century Fox, Cl. A	4,796		241,862
Twitter	2,190	[b]	67,408
Walt Disney	14,351		1,619,367
		15,786,116
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
AbbVie	8,413		666,646
Alexion Pharmaceuticals	270	[b]	36,539
Allergan	619		85,242
Amgen	3,754		713,560
Biogen	2,293	[b]	752,127
Bristol-Myers Squibb	8,742		451,612
Celgene	6,271	[b]	521,246
Eli Lilly & Co.	7,695		971,802
Gilead Sciences	15,336		997,147
Johnson & Johnson	16,522		2,257,566
Merck & Co.	35,546		2,889,534
Mettler-Toledo International	301	[b]	204,954
Nektar Therapeutics	445	[a,b]	18,040
Pfizer	35,223		1,526,917
Regeneron Pharmaceuticals	206	[b]	88,732
Thermo Fisher Scientific	3,810		988,962
Vertex Pharmaceuticals	27	[b]	5,096
Waters	1,402	[b]	339,592
		13,515,314
Real Estate - 1.7%
American Tower	12,325	[c]	2,171,049
Apartment Investment & Management, CI. A	4,121	[c]	201,641
AvalonBay Communities	2,125	[c]	413,589
Crown Castle International	2,870	[c]	340,812
Equinix	373	[c]	157,966
Equity Residential	177	[c]	13,043
Extra Space Storage	40	[c]	3,838
Federal Realty Investment Trust	488	[c]	65,192
HCP	11,405	[c]	350,932
Iron Mountain	7,405	[a,c]	262,285
Kimco Realty	13,895	[c]	244,413
Macerich	3,160	[c]	137,776
Mid-America Apartment Communities	55	[c]	5,697
Realty Income	1,140	[a,c]	78,842
Simon Property Group	780	[c]	141,305
Ventas	3,045	[c]	191,074

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 62.6% (continued)
Real Estate - 1.7% (continued)
Welltower	4,935	[c]	366,720
Weyerhaeuser	1,200	[c]	29,868
		5,176,042
Retailing - 3.6%
Amazon.com	3,548	[b]	5,818,117
Booking Holdings	374	[b]	634,693
Dollar Tree	2,974	[b]	286,485
eBay	2,742		101,865
Genuine Parts	414		45,035
Home Depot	8,193		1,516,852
L Brands	849		22,193
Lowe's	6,692		703,262
Macy's	329	[a]	8,156
O'Reilly Automotive	1,880	[b]	699,285
Ross Stores	2,308		218,868
The TJX Companies	20,949		1,074,474
		11,129,285
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices	1,503		160,761
Applied Materials	5,935		227,548
Broadcom	1,590		437,822
Intel	23,792		1,260,024
Lam Research	2,579		454,136
Micron Technology	48,730	[b]	1,992,082
NVIDIA	3,918		604,391
Qualcomm	3,107		165,883
Texas Instruments	28,874		3,054,292
Xilinx	1,834	[b]	229,800
		8,586,739
Software & Services - 8.1%
Accenture, CI. A	4,293		692,804
Adobe	12,997	[b]	3,411,712
ANSYS	895	[b]	158,648
Autodesk	1,980	[b]	322,760
Automatic Data Processing	5,987		916,191
Cognizant Technology Solutions, Cl. A	5,317		377,401
DXC Technology	1,729		113,872
Fiserv	6,857	[a,b]	580,719
International Business Machines	2,986		412,456
Intuit	737		182,135
Jack Henry & Associates	1,935		256,639
Manhattan Associates	6,200	[a,b]	339,450
Mastercard, Cl. A	8,549		1,921,559
Microsoft	56,354		6,313,339
Oracle	17,795		927,653
Paychex	9,774		752,793
PayPal Holdings	3,617	[b]	354,719
salesforce.com	17,202	[b]	2,815,107
Symantec	2,805		63,084
Visa, Cl. A	26,627	[a]	3,943,991
		24,857,032
Technology Hardware & Equipment - 3.4%
Amphenol, CI. A	9,134		858,322

30

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description		Shares		Value ($)
Common Stocks - 62.6% (continued)
Technology Hardware & Equipment - 3.4% (continued)
Apple		24,170		4,185,035
Cisco Systems		61,927		3,205,961
Cognex		5,340	[a]	285,156
Corning		11,080		385,695
Hewlett Packard Enterprise		20,128		329,697
HP		20,128		397,125
IPG Photonics		2,205	[a,b]	341,841
Motorola Solutions		768		109,916
TE Connectivity		2,220		182,240
Western Digital		1,211	[a]	60,913
			10,341,901
Telecommunication Services - .7%
AT&T		35,473		1,103,920
CenturyLink		9,540	[a]	125,833
Verizon Communications		18,370		1,045,620
			2,275,373
Transportation - 1.0%
CSX		7,713		560,504
Delta Air Lines		3,995		198,072
Expeditors International of Washington		4,410		330,530
FedEx		1,550		280,550
Norfolk Southern		757		135,730
Southwest Airlines		9,025		505,761
Union Pacific		5,748		963,940
United Parcel Service, Cl. B		1,559		171,802
			3,146,889
Utilities - 1.4%
AES		11,440		197,111
American Electric Power		1,420		115,233
CenterPoint Energy		5,755		173,456
CMS Energy		8,406		457,286
Dominion Energy		1,495		110,765
DTE Energy		660		81,550
Duke Energy		1,057		94,771
Eversource Energy		2,320		161,959
Exelon		3,460		168,121
NextEra Energy		4,726		887,165
NiSource		10,190	[a]	274,926
NRG Energy		6,525		271,962
Pinnacle West Capital		1,425		133,580
Sempra Energy		4,408	[a]	530,900
Southern		500		24,845
Xcel Energy		10,110	[b]	554,635
			4,238,265
Total Common Stocks (cost $95,836,212)			192,050,006

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 37.3%
Registered Investment Companies - 37.3%
BNY Mellon Income Stock Fund, Cl. M		3,570,140	[d]	30,024,878
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.41	2,495,259	[d]	2,495,259
Dreyfus Research Growth Fund, Cl. Y		3,084,921	[d]	45,718,523
Dreyfus Strategic Value Fund, Cl. Y		1,063,767	[d]	36,114,893
Total Investment Companies (cost $106,084,279)			114,353,553
Total Investments (cost $201,920,491)		99.9%	306,403,559
Cash and Receivables (Net)		.1%	324,189
Net Assets		100.0%	306,727,748

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $10,005,651 and the value of the collateral held by the fund was $10,213,942, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	37.3
Information Technology	14.3
Health Care	9.6
Financials	7.6
Industrials	6.4
Communication Services	5.9
Consumer Discretionary	5.6
Consumer Staples	4.3
Energy	3.3
Materials	1.7
Real Estate	1.7
Utilities	1.4
Consumer, Cyclical	.8
99.9

† Based on net assets.

See notes to financial statements.

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Income Stock Fund
	Description	Shares	Value ($)
Common Stocks - 95.0%
	Automobiles & Components - 1.0%
	General Motors	247,386	9,766,799
	Banks - 20.9%
	Bank of America	1,649,048	47,954,316
	Citigroup	518,360	33,164,673
	JPMorgan Chase & Co.	447,791	46,731,469
	SunTrust Banks	190,878	12,382,256
	U.S. Bancorp	892,073	46,111,253
	Wells Fargo & Co.	473,473	23,621,568
			209,965,535
	Capital Goods - 4.8%
	Honeywell International	112,488	17,331,026
	Raytheon	58,968	10,997,532
	United Technologies	156,923	19,720,513
			48,049,071
	Consumer Services - 1.4%
	Las Vegas Sands	237,536	14,591,836
	Diversified Financials - 4.1%
	Ameriprise Financial	106,207	13,980,027
	Morgan Stanley	654,362	27,470,117
			41,450,144
	Energy - 11.0%
	Hess	260,834	15,089,247
	Marathon Petroleum	496,004	30,757,208
	Occidental Petroleum	404,294	26,744,048
	ONEOK	180,561	11,602,850
	Phillips 66	203,733	19,631,712
	Schlumberger	161,070	7,096,744
			110,921,809
	Food, Beverage & Tobacco - 2.4%
	Conagra Brands	605,057	[a] 14,140,182
	PepsiCo	85,895	9,932,898
			24,073,080
	Health Care Equipment & Services - 4.6%
	CVS Health	264,024	15,268,508
	Medtronic	243,168	22,006,704
	UnitedHealth Group	36,896	8,936,949
			46,212,161
	Insurance - 2.5%
	American International Group	324,469	14,017,061
	Hartford Financial Services Group	231,696	11,436,515
			25,453,576
	Materials - 6.5%
	CF Industries Holdings	453,174	19,123,943
	DowDuPont	266,536	14,187,711
	Nutrien	282,907	15,401,457
	Vulcan Materials	149,746	16,690,689
			65,403,800
	Media & Entertainment - 3.7%
	Comcast, Cl. A	456,125	17,638,354
	Omnicom Group	259,545	[a] 19,647,556
			37,285,910
	Pharmaceuticals Biotechnology & Life Sciences - 5.0%
	Merck & Co.	429,232	34,892,269

BNY Mellon Income Stock Fund (continued)
	Description	Shares	Value ($)
Common Stocks - 95.0% (continued)
	Pharmaceuticals Biotechnology & Life Sciences - 5.0% (continued)
	Pfizer	346,577	15,024,113
			49,916,382
	Real Estate - 3.6%
	Lamar Advertising, Cl. A	262,166	[b] 20,336,217
	Outfront Media	709,932	[b] 15,930,874
			36,267,091
	Retailing - 1.2%
	Target	165,859	12,047,998
	Semiconductors & Semiconductor Equipment - 2.3%
	Qualcomm	237,181	12,663,094
	Texas Instruments	95,752	10,128,647
			22,791,741
	Software & Services - 2.0%
	International Business Machines	143,856	19,870,829
	Technology Hardware & Equipment - 5.7%
	Cisco Systems	842,116	43,596,345
	Corning	409,653	14,260,021
			57,856,366
	Telecommunication Services - 6.7%
	AT&T	1,109,265	34,520,327
	Verizon Communications	572,013	32,558,980
			67,079,307
	Transportation - 2.4%
	Delta Air Lines	294,204	14,586,634
	Union Pacific	57,522	9,646,439
			24,233,073
	Utilities - 3.2%
	NextEra Energy Partners	294,254	[a] 12,708,830
	PPL	613,970	[a] 19,751,415
			32,460,245
Total Common Stocks (cost $821,367,100)			955,696,753
	1-Day Yield (%)
	Investment Companies - 3.5%
	Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,159,353)	2.41	35,159,353	[c] 35,159,353

32

BNY Mellon Income Stock Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,216,804)	2.41	2,216,804	[c] 2,216,804
Total Investments (cost $858,743,257)		98.7%	993,072,910
Cash and Receivables (Net)		1.3%	13,202,453
Net Assets		100.0%	1,006,275,363

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $33,644,889 and the value of the collateral held by the fund was $34,027,592, consisting of cash collateral of $2,216,804 and U.S. Government & Agency securities valued at $31,810,788.

b Investment in real estate investment trust.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	27.5
Energy	11.0
Communication Services	10.4
Information Technology	10.0
Health Care	9.6
Industrials	7.2
Materials	6.5
Investment Companies	3.7
Consumer Discretionary	3.6
Real Estate	3.6
Utilities	3.2
Consumer Staples	2.4
98.7

† Based on net assets.

See notes to financial statements.

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .6%
Adient	24,372		473,792
Aptiv	6,345		527,333
BorgWarner	60,883		2,472,459
Gentex	127,919		2,601,872
Goodyear Tire & Rubber	23,150		457,907
Lear	18,421		2,801,281
Thor Industries	20,215		1,305,283
Visteon	80,444	[a,b]	6,890,833
		17,530,760
Banks - 4.4%
Bank OZK	20,425	[a]	669,940
BOK Financial	8,956		809,981
CIT Group	25,720		1,310,948
Citizens Financial Group	4,280		158,103
Comerica	30,315		2,640,740
Cullen/Frost Bankers	14,850	[a]	1,539,648
East West Bancorp	300,905		16,432,421
F.N.B.	21,140	[a]	258,754
Fifth Third Bancorp	283,314		7,813,800
First Horizon National	86,970	[a]	1,359,341
First Republic Bank	95,992		10,077,240
Huntington Bancshares	460,218		6,631,741
KeyCorp	251,683		4,444,722
M&T Bank	18,002		3,115,426
PacWest Bancorp	15,955	[a]	654,474
People's United Financial	114,505	[a]	2,033,609
Popular	101,238		5,707,798
Regions Financial	400,163		6,562,673
Signature Bank	99,636		13,526,583
SunTrust Banks	164,650		10,680,845
SVB Financial Group	69,841	[b]	17,261,902
TCF Financial	78,080		1,788,032
Texas Capital Bancshares	8,115	[b]	495,258
Umpqua Holdings	14,365		261,156
Webster Financial	61,886	[a]	3,553,494
Zions Bancorp	31,960		1,633,156
		121,421,785
Capital Goods - 9.1%
AECOM	31,200	[b]	965,952
Air Lease	70,627	[a]	2,638,625
Allegion	81,204		7,305,112
AMETEK	185,365		14,751,347
Arconic	14,108		260,857
Cummins	16,301		2,511,821
Curtiss-Wright	28,530		3,517,464
Donaldson	40,700	[a]	2,099,713
Dover	76,895		6,961,304
Eaton	55,611		4,436,090
EnerSys	26,621	[a]	1,965,162
Fastenal	88,615	[a]	5,577,428
Fluor	108,564		4,082,006
Fortune Brands Home & Security	124,385		5,861,021
Graco	53,110		2,494,046
Harris	37,273		6,147,436
HD Supply Holdings	84,332	[b]	3,627,119

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 9.1% (continued)
HEICO, CI. A	2,815		225,172
Huntington Ingalls Industries	27,919		5,846,518
IDEX	98,712		14,224,399
Ingersoll-Rand	29,585		3,122,993
ITT	49,711		2,871,307
Jacobs Engineering Group	14,695		1,084,197
L3 Technologies	14,120		2,989,910
Lincoln Electric Holdings	13,600		1,175,312
Masco	136,601		5,130,734
Mercury Systems	156,974	[b]	9,970,988
Middleby	6,891	[a,b]	844,768
MSC Industrial Direct, Cl. A	4,645		392,084
Nordson	20,995	[a]	2,850,281
nVent Electric	23,415		643,444
Owens Corning	48,855		2,439,330
PACCAR	113,592	[a]	7,701,538
Parker-Hannifin	51,000		8,984,160
Pentair	39,520		1,681,181
Quanta Services	90,536		3,226,703
Regal Beloit	7,850		657,516
Rockwell Automation	12,719		2,271,105
Roper Technologies	87,986		28,476,669
Snap-on	37,623	[a]	6,019,680
Spirit AeroSystems Holdings, Cl. A	89,833		8,875,500
Stanley Black & Decker	16,676		2,208,403
Teledyne Technologies	1,029	[b]	242,885
Terex	40,335		1,354,853
Textron	109,267		5,933,198
Timken	81,024		3,515,631
TransDigm Group	8,180	[b]	3,550,856
United Rentals	18,545	[b]	2,495,972
Univar	19,505	[a,b]	441,008
USG	10,845		467,528
W.W. Grainger	7,602	[a]	2,316,862
WABCO Holdings	84,071	[b]	11,562,285
Wabtec	19,895		1,457,508
Watsco	43,441	[a]	6,250,725
Welbilt	23,425	[a,b]	374,097
WESCO International	25,699	[b]	1,399,311
Xylem	153,601	[a]	11,604,556
		252,083,670
Commercial & Professional Services - 3.9%
Cintas	17,005		3,513,233
Copart	202,258	[a,b]	11,866,477
CoStar Group	56,704	[b]	25,943,781
Equifax	96,018		10,514,931
IHS Markit	38,186	[b]	2,030,350
KAR Auction Services	77,912		3,673,551
Manpowergroup	28,120		2,369,110
Nielsen Holdings	498,029		13,048,360
Republic Services	35,910		2,816,421
Robert Half International	77,091		5,256,835
Stericycle	18,970	[a,b]	845,683
TransUnion	1,455		93,935
Verisk Analytics	111,581		14,107,186

34

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Commercial & Professional Services - 3.9% (continued)
Waste Connections	131,393		10,958,176
Worldpay, Cl. A	14,480	[b]	1,387,184
		108,425,213
Consumer Durables & Apparel - 3.0%
Capri Holdings	18,925	[b]	862,980
Carter's	70,931	[a]	6,911,517
D.R. Horton	197,884		7,695,709
Garmin	22,545		1,893,104
Hanesbrands	51,240	[a]	952,552
Hasbro	106,029	[a]	9,001,862
Leggett & Platt	22,780	[a]	1,034,668
Lennar, Cl. A	9,160		439,497
Lululemon Athletica	118,223	[b]	17,783,104
Newell Brands	137,411	[a]	2,230,181
NVR	706	[b]	1,849,720
Polaris Industries	10,842	[a]	924,064
PulteGroup	55,720		1,504,440
PVH	13,319		1,529,554
Ralph Lauren	10,939		1,369,235
Skechers USA, Cl. A	519,017	[a,b]	17,454,542
Tempur Sealy International, CI. I	7,540	[a,b]	438,903
Toll Brothers	36,670		1,305,452
Under Armour, Cl. A	211,308	[b]	4,764,995
Under Armour, Cl. C	24,910	[a,b]	500,193
VF	15,790		1,379,414
Whirlpool	8,340		1,180,193
		83,005,879
Consumer Services - 3.1%
Aramark	2,690		81,507
Caesars Entertainment	142,730	[a,b]	1,230,333
Chipotle Mexican Grill	15,583	[b]	9,467,140
Darden Restaurants	22,040		2,470,904
Dunkin' Brands Group	15,355	[a]	1,097,115
frontdoor	13,494	[b]	431,808
Grand Canyon Education	70,826	[b]	8,193,152
H&R Block	37,435	[a]	904,055
Hilton Grand Vacations	34,396	[b]	1,093,449
Hilton Worldwide Holdings	19,703		1,637,319
Hyatt Hotels, Cl. A	9,770		710,963
International Game Technology	51,490	[a]	888,203
MGM Resorts International	60,420		1,616,235
Norwegian Cruise Line Holdings	191,037	[b]	10,608,285
Royal Caribbean Cruises	31,017		3,674,894
Service Corporation International	52,230	[a]	2,159,188
Six Flags Entertainment	95,497		5,320,138
Texas Roadhouse	127,637		8,080,698
Vail Resorts	1,247	[a]	259,862
Wyndham Destinations	88,859		4,001,321
Wyndham Hotels & Resorts	100,834		5,300,843
Wynn Resorts	130,634		16,530,426
		85,757,838
Diversified Financials - 5.1%
Affiliated Managers Group	5,859		642,205
AGNC Investment	96,390	[c]	1,701,284

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Diversified Financials - 5.1% (continued)
Ally Financial	353,427	[a]	9,574,337
Ameriprise Financial	22,290		2,934,033
Annaly Capital Management	233,405	[c]	2,364,393
CBOE Global Markets	5,148		493,745
Credit Acceptance	2,099	[b]	923,266
Discover Financial Services	171,969		12,314,700
E*TRADE Financial	363,185		17,792,433
Franklin Resources	32,010	[a]	1,043,846
Interactive Brokers Group, Cl. A	2,360	[a]	130,343
Intercontinental Exchange	136,290		10,514,773
Invesco	52,550		1,016,843
Jefferies Financial Group	535,529	[a]	10,855,173
Legg Mason	21,245		621,416
LPL Financial Holdings	59,991		4,523,921
MFA Financial	204,520	[c]	1,486,860
Moody's	36,249		6,275,427
MSCI	1,397		258,054
Nasdaq	23,680		2,168,378
Navient	251,397	[a]	3,072,071
Northern Trust	19,900		1,854,680
Raymond James Financial	184,891		15,268,299
SLM	1,206,047	[a]	13,326,819
Starwood Property Trust	20,430	[c]	458,245
State Street	24,607		1,768,505
Synchrony Financial	87,745		2,861,364
T. Rowe Price Group	17,895		1,797,195
TD Ameritrade Holding	231,492		13,039,944
Two Harbors Investment	19,570	[a,c]	271,436
		141,353,988
Energy - 4.2%
Apergy	64,455	[b]	2,705,821
Cabot Oil & Gas	736,233	[a]	18,126,056
Canadian Natural Resources	64,109	[a]	1,820,696
Cheniere Energy	191,659	[a,b]	12,352,423
Chesapeake Energy	250,670	[a,b]	741,983
Cimarex Energy	55,769		4,010,349
CNX Resources	26,800	[a,b]	284,080
Concho Resources	13,090		1,439,900
Diamondback Energy	64,533	[a]	6,642,382
EQT	52,497	[a]	951,246
Equitrans Midstream	1,144		20,180
Extraction Oil & Gas	63,330	[a,b]	265,986
Helmerich & Payne	23,090	[a]	1,251,478
HollyFrontier	30,210		1,546,752
Marathon Oil	115,200		1,912,320
Marathon Petroleum	44,263		2,744,749
Murphy Oil	22,265	[a]	643,459
Nabors Industries	226,730	[a]	734,605
Noble Energy	156,636	[a]	3,469,487
ONEOK	24,750	[a]	1,590,435
Parsley Energy, Cl. A	529,810	[b]	9,610,753
Patterson-UTI Energy	15,995	[a]	212,094
PBF Energy, Cl. A	39,140		1,216,080
PDC Energy	125,244	[a,b]	4,642,795
Pioneer Natural Resources	126,037		17,764,915

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Energy - 4.2% (continued)
QEP Resources	63,745	[b]	494,661
RPC	9,290	[a]	99,868
SM Energy	23,195		379,006
Targa Resources	75,225		3,027,054
Valero Energy	120,487		9,826,920
Whiting Petroleum	33,945	[a,b]	827,240
Williams Cos.	143,990		3,843,093
WPX Energy	115,940	[b]	1,430,700
		116,629,566
Food & Staples Retailing - .3%
Casey's General Stores	4,406	[a]	593,664
Kroger	36,005		1,056,027
Sprouts Farmers Market	28,310	[a,b]	660,189
US Foods Holding	153,123	[b]	5,396,055
		7,705,935
Food, Beverage & Tobacco - 1.8%
Archer-Daniels-Midland	273,220		11,611,850
Brown-Forman, Cl. B	32,927		1,629,557
Coca-Cola European Partners	73,406		3,460,359
ConAgra Brands	126,521	[a]	2,956,796
Flowers Foods	20,245	[a]	414,415
Hain Celestial Group	35,680	[b]	701,826
Hershey	22,380		2,477,018
Hormel Foods	24,060	[a]	1,043,242
Ingredion	127,078		11,748,361
J.M. Smucker	5,644		597,756
Kellogg	2,555		143,744
Keurig Dr Pepper	11,415	[a]	287,087
Lamb Weston Holdings	32,136		2,227,346
McCormick & Co.	19,335	[a]	2,629,173
Molson Coors Brewing, Cl. B	10,755		663,153
Nomad Foods	149,345	[b]	3,001,835
Post Holdings	3,255	[b]	331,619
TreeHouse Foods	7,985	[a,b]	483,731
Tyson Foods, Cl. A	64,275		3,963,197
		50,372,065
Health Care Equipment & Services - 8.5%
ABIOMED	63,318	[b]	21,179,871
Acadia Healthcare	33,195	[a,b]	872,697
Align Technology	77,430	[b]	20,052,047
AmerisourceBergen	67,076		5,587,431
Boston Scientific	301,522	[b]	12,097,063
Cantel Medical	2,480		182,330
Cardinal Health	29,620		1,609,551
Centene	115,079	[b]	7,007,160
Cerner	100,405	[b]	5,617,660
Cooper	43,827		12,534,084
Covetrus	10,577		378,445
DaVita	42,765	[b]	2,433,329
Dentsply Sirona	15,876		662,982
DexCom	93,371	[a,b]	13,009,381
Edwards Lifesciences	24,994	[b]	4,231,234
Encompass Health	4,135		261,084
HealthEquity	42,384	[a,b]	3,411,064
Henry Schein	97,014	[a,b]	5,752,930

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Health Care Equipment & Services - 8.5% (continued)
Hill-Rom Holdings	14,955		1,585,978
Hologic	26,535	[b]	1,251,125
Humana	3,084		879,063
ICU Medical	2,329	[b]	572,375
IDEXX Laboratories	52,938	[b]	11,171,506
Insulet	51,258	[a,b]	4,813,639
Integra LifeSciences Holdings	3,075	[b]	169,402
Laboratory Corporation of America Holdings	72,198	[b]	10,702,632
Masimo	2,997	[b]	393,446
McKesson	36,741		4,671,986
Medidata Solutions	127,025	[a,b]	9,529,415
Molina Healthcare	8,589	[a,b]	1,156,337
Penumbra	1,981	[a,b]	264,800
Quest Diagnostics	25,140		2,175,867
ResMed	23,420		2,398,911
STERIS	90,885		10,993,450
Teleflex	50,317		14,583,879
Universal Health Services, Cl. B	31,684		4,398,690
Varian Medical Systems	70,460	[b]	9,467,006
Veeva Systems, Cl. A	19,166	[b]	2,259,863
WellCare Health Plans	28,452	[b]	7,214,858
West Pharmaceutical Services	4,337		454,301
Zimmer Biomet Holdings	145,108		18,010,805
		235,999,677
Household & Personal Products - .7%
Church & Dwight	217,700		14,324,660
Clorox	9,182		1,451,031
Coty, CI.A	140,720	[a]	1,547,920
Energizer Holdings	28,274	[a]	1,297,211
Nu Skin Enterprises, Cl. A	13,635		819,600
Spectrum Brands Holdings	10,290	[a]	557,409
		19,997,831
Insurance - 2.8%
Aflac	35,986		1,768,352
Alleghany	15,010	[b]	9,650,830
Allstate	52,194		4,926,070
American Financial Group	4,589		457,340
Aon	46,158		7,917,482
Assurant	20,175		2,077,823
Assured Guaranty	22,780		951,293
Cincinnati Financial	31,575		2,741,342
CNA Financial	35		1,513
Everest Re Group	30,503		6,897,033
Fidelity National Financial	48,465		1,700,637
Hartford Financial Services Group	53,110		2,621,510
Lincoln National	36,155		2,260,411
Loews	70,941		3,378,210
Markel	1,324	[b]	1,330,461
Marsh & McLennan Cos.	31,554		2,935,153
Old Republic International	100,995		2,106,756
Principal Financial Group	32,030		1,686,059
Reinsurance Group of America	63,356		9,154,308
Torchmark	23,615		1,949,654

36

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Insurance - 2.8% (continued)
Travelers Cos	23,525		3,126,708
Unum Group	45,080		1,684,189
WR Berkley	93,711	[a]	7,839,862
		79,162,996
Materials - 4.7%
Albemarle	19,155		1,748,660
Ashland Global Holdings	9,861		763,044
Avery Dennison	53,519		5,782,193
Ball	27,110		1,485,086
Bemis	19,490		1,031,021
Berry Global Group	24,863	[b]	1,304,562
Celanese	22,210		2,271,861
CF Industries Holdings	21,630		912,786
Crown Holdings	25,342	[a,b]	1,375,817
Eagle Materials	142,484		10,891,477
Eastman Chemical	6,350		525,082
Element Solutions	24,875	[b]	280,093
FMC	67,114		6,006,703
Freeport-McMoRan	737,991		9,520,084
Goldcorp	382,929		4,036,072
Graphic Packaging Holding	164,986	[a]	2,009,529
Huntsman	753,972		18,690,966
International Flavors & Fragrances	22,426	[a]	2,859,315
International Paper	13,350		611,697
LyondellBasell Industries, CI. A	32,721		2,798,300
Martin Marietta Materials	8,904		1,672,171
Mosaic	171,713		5,369,466
Newmont Mining	381,579	[a]	13,019,475
Nucor	40,615		2,460,051
Nutrien	85,700		4,665,508
Olin	20,100		519,786
Packaging Corporation of America	65,255		6,237,725
Reliance Steel & Aluminum	12,440		1,110,270
Royal Gold	9,890	[a]	874,375
Sealed Air	29,410		1,282,864
Sonoco Products	25,750	[a]	1,490,668
Steel Dynamics	52,065		1,943,066
Trinseo	27,016		1,355,933
United States Steel	54,145	[a]	1,213,389
Valvoline	27,071		508,664
Vulcan Materials	95,807		10,678,648
W.R. Grace & Co.	8,521	[a]	661,826
WestRock	43,441		1,623,825
		131,592,058
Media & Entertainment - 2.5%
Activision Blizzard	280,894		11,836,873
Altice USA, CI. A	214,672	[a,b]	4,681,996
AMC Networks, Cl. A	19,225	[a,b]	1,263,275
CBS, Cl. B	3,575		179,501
Cinemark Holdings	50,600	[a]	1,904,078
Discovery, Cl. C	68,708	[b]	1,872,293
GCI Liberty, CI. A	9,315	[b]	498,725
InterActiveCorp	20,130	[b]	4,288,696
Interpublic Group of Companies	56,350		1,297,741
John Wiley & Sons, Cl. A	22,621		1,173,804

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Media & Entertainment - 2.5% (continued)
Liberty Broadband, Cl. A	2,552	[b]	227,945
Liberty Broadband, Cl. C	8,505	[b]	761,198
Liberty Global, CI. C	71,432	[a,b]	1,813,658
Liberty Media Corp-Liberty Formula One, Cl. A	2,552	[a,b]	78,448
Liberty Media Corp-Liberty Formula One, Cl. C	176,939	[b]	5,506,342
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	417,589
Liberty Media Corp-Liberty SiriusXM, Cl. C	31,005	[b]	1,277,716
Lions Gate Entertainment, Cl. B	17,669		259,558
NetEase, ADR	9,533		2,127,956
News Corp., Cl. A	151,700		1,975,134
Omnicom Group	46,381	[a]	3,511,042
Sinclair Broadcast Group, Cl. A	96,944		3,499,678
Spotify Technology	34,029	[b]	4,768,824
Tribune Media	17,830		824,281
TripAdvisor	9,380	[a,b]	498,735
Twitter	287,162	[b]	8,838,846
Viacom, Cl. B	71,960		2,102,671
Zillow Group	32,910	[a,b]	1,375,638
		68,862,241
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
Agilent Technologies	109,076		8,664,997
Agios Phamaceuticals	16,936	[a,b]	1,098,638
Alkermes	16,925	[b]	563,095
Alnylam Pharmaceuticals	12,857	[a,b]	1,092,845
BioMarin Pharmaceutical	73,643	[a,b]	6,867,946
Bio-Techne	11,230		2,177,497
Bluebird Bio	7,433	[a,b]	1,153,750
Charles River Laboratories International	11,800	[b]	1,677,606
Elanco Animal Health	14,681	[a]	443,953
Exact Sciences	11,475	[b]	1,044,225
Exelixis	35,310	[b]	790,591
Galapagos, ADR	42,650	[a,b]	4,163,493
GW Pharmaceuticals, ADR	22,535	[b]	3,876,245
ICON	29,567	[b]	4,138,789
Incyte	16,845	[b]	1,452,544
Ionis Pharmaceuticals	24,115	[a,b]	1,711,924
IQVIA Holdings	46,491	[b]	6,513,389
Jazz Pharmaceuticals	110,108	[b]	15,418,423
Ligand Pharmaceuticals, Cl. B	40,239	[b]	4,992,855
Mettler-Toledo International	4,135	[b]	2,815,563
Mylan	541,043	[b]	14,278,125
Neurocrine Biosciences	61,739	[b]	4,769,338
PerkinElmer	4,260	[a]	401,122
PRA Health Sciences	107,450	[b]	11,495,001
QIAGEN	30,176	[a,b]	1,159,664
REGENXBIO	18,402	[a,b]	951,935
Sage Therapeutics	69,744	[a,b]	11,106,732
Sarepta Therapeutics	51,015	[a,b]	7,358,404
United Therapeutics	7,777	[b]	982,157

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.5% (continued)
Waters	14,140	[b]	3,424,991
		126,585,837
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Herbalife	14,290	[b]	801,669
Real Estate - 4.3%
American Homes 4 Rent, Cl. A	79,279	[c]	1,731,453
Apartment Investment & Management Co., CI. A	25,727	[c]	1,258,822
Apple Hospitality	28,060	[a,c]	462,429
AvalonBay Communities	14,696	[c]	2,860,282
Boston Properties	72,839	[c]	9,665,007
Brookfield Property, CI. A	21,805	[c]	427,814
Camden Property Trust	19,110	[c]	1,874,500
CBRE Group, Cl. A	63,290	[b]	3,149,310
CoreSite Realty	3,323	[c]	339,777
Corporate Office Properties Trust	10,330	[c]	268,477
CyrusOne	41,830	[a,c]	2,084,807
Digital Realty Trust	25,055	[a,c]	2,834,222
Douglas Emmett	127,451	[c]	4,919,609
Duke Realty	157,397	[c]	4,654,229
EPR Properties	5,015	[c]	368,502
Equinix	11,834	[c]	5,011,699
Equity Commonwealth	63,550	[c]	2,074,908
Equity Lifestyle Properties	29,600	[c]	3,215,744
Equity Residential	81,048	[c]	5,972,427
Essex Property Trust	9,625	[c]	2,693,460
Extra Space Storage	28,165	[c]	2,702,150
Federal Realty Investment Trust	2,485	[c]	331,971
HCP	38,600	[c]	1,187,722
Healthcare Trust of America, Cl. A	26,755	[c]	762,250
Hospitality Properties Trust	54,440	[c]	1,473,691
Host Hotels & Resorts	161,904	[c]	3,174,937
Iron Mountain	61,668	[a,c]	2,184,281
JBG SMITH Properties	25,650	[c]	1,033,439
Jones Lang LaSalle	6,529		1,078,068
Kilroy Realty	29,947	[c]	2,207,393
Lamar Advertising, Cl. A	5,375	[c]	416,939
Macerich	41,845	[c]	1,824,442
Medical Properties Trust	21,830	[a,c]	397,961
Mid-America Apartment Communities	6,670	[c]	690,879
Outfront Media	14,075	[c]	315,843
Park Hotels & Resorts	47,796	[c]	1,493,147
Prologis	54,820	[c]	3,840,689
Rayonier	51,154	[a,c]	1,507,508
Realty Income	62,015	[a,c]	4,288,957
Regency Centers	94,642	[c]	6,175,390
Retail Properties of America, Cl. A	144,502	[c]	1,800,495
Retail Value	7,062	[c]	219,840
SBA Communications	17,347	[b,c]	3,132,174
Senior Housing Properties Trust	40,340	[c]	522,403
SITE Centers	98,015	[a,c]	1,308,500
SL Green Realty	88,602	[c]	8,037,973
Spirit Realty Capital	15,884	[c]	613,758

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Real Estate - 4.3% (continued)
STORE Capital	17,605	[c]	571,634
UDR	56,260	[c]	2,499,069
Uniti Group	45,560	[c]	439,198
Ventas	16,105	[c]	1,010,589
Vornado Realty Trust	2,260	[c]	152,121
Weingarten Realty Investors	56,940	[c]	1,640,441
Welltower	34,295	[c]	2,548,461
Weyerhaeuser	18,537	[c]	461,386
WP Carey	43,885	[a,c]	3,241,785
		121,154,962
Retailing - 4.6%
Advance Auto Parts	12,860		2,080,491
AutoNation	4,595	[a,b]	162,020
AutoZone	3,700	[b]	3,474,189
Best Buy	36,250		2,495,450
Burlington Stores	51,101	[b]	8,673,884
CarMax	24,630	[a,b]	1,529,523
Dollar General	68,923		8,164,619
Dollar Tree	38,674	[b]	3,725,466
eBay	137,957		5,125,103
Expedia Group	54,290	[a]	6,694,500
Floor & Décor Holdings, Cl. A	14,930	[a,b]	555,097
Foot Locker	30,885		1,838,275
Gap	404,985	[a]	10,286,619
Genuine Parts	13,330		1,450,037
Kohl's	27,880		1,882,736
LKQ	123,882	[b]	3,431,531
Macy's	30,005		743,824
Nordstrom	40,344	[a]	1,907,464
O'Reilly Automotive	42,790	[b]	15,916,168
Pool	62,158	[a]	9,916,687
Qurate Retail Group	52,410	[b]	943,904
Ross Stores	193,666		18,365,347
Tiffany & Co.	12,130	[a]	1,152,835
Tractor Supply	23,465		2,237,388
Ulta Salon Cosmetics & Fragrance	44,410	[b]	13,877,681
Williams-Sonoma	3,785	[a]	220,136
Yum China Holdings	10,940		456,417
		127,307,391
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices	340,442	[a,b]	8,010,600
Analog Devices	30,871		3,301,962
Cypress Semiconductor	88,925		1,372,113
First Solar	16,565	[a,b]	870,491
KLA-Tencor	28,757		3,321,146
Lam Research	21,200		3,733,108
Marvell Technology Group	325,787	[a]	6,499,451
Maxim Integrated Products	89,072		4,848,189
Microchip Technology	96,100	[a]	8,348,207
MKS Instruments	3,365		278,858
Monolithic Power Systems	2,853	[a]	382,616
NVIDIA	14,438		2,227,206
ON Semiconductor	35,855	[b]	770,165
Qorvo	71,932	[b]	5,045,310

38

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Semiconductors & Semiconductor Equipment - 2.7% (continued)
Skyworks Solutions	175,400		14,323,164
Teradyne	116,526	[a]	4,757,757
Universal Display	8,768		1,308,536
Versum Materials	61,328		3,005,072
Xilinx	30,960		3,879,288
		76,283,239
Software & Services - 16.5%
2U	16,250	[a,b]	1,197,625
Akamai Technologies	16,890	[b]	1,176,557
Alliance Data Systems	21,970		3,800,810
Amdocs	30,391		1,688,828
ANSYS	82,155	[b]	14,562,795
Aspen Technology	432	[b]	43,507
Atlassian, CI. A	11,580	[b]	1,244,619
Autodesk	28,790	[b]	4,693,058
Black Knight	16,645	[b]	869,701
Broadridge Financial Solutions	137,276		13,899,195
Cadence Design Systems	350	[b]	20,038
CDK Global	57,041		3,308,948
Ceridian HCM Holding	3,625	[a]	177,698
Citrix Systems	11,990		1,264,945
Cognizant Technology Solutions, Cl. A	16,386		1,163,078
Conduent	75,449	[b]	1,103,064
CoreLogic	26,335	[b]	965,704
DocuSign	166,233	[a]	9,167,750
DXC Technology	176,198		11,604,400
EPAM Systems	19,956	[b]	3,228,482
Fidelity National Information Services	205,485		22,223,203
FireEye	53,570	[a,b]	897,833
First Data, Cl. A	917,055	[b]	23,054,763
Fiserv	216,843	[a,b]	18,364,434
FleetCor Technologies	10,138	[b]	2,364,993
Fortinet	10,360	[b]	899,144
Gartner	84,592	[b]	12,037,442
Global Payments	163,620		21,332,776
GoDaddy, Cl. A	1,130	[b]	84,355
Guidewire Software	7,560	[b]	693,554
HubSpot	98,023	[b]	16,505,113
Intuit	89,924		22,222,918
Jack Henry & Associates	21,980		2,915,207
Leidos Holdings	112,665		7,277,032
LogMeIn	132,834		10,552,333
New Relic	34,935	[b]	3,694,376
Nuance Communications	365,830	[b]	6,134,969
Okta	18,185	[a,b]	1,543,543
Palo Alto Networks	12,380	[b]	3,048,823
Paychex	29,815		2,296,351
Paycom Software	5,762	[a,b]	1,047,128
Pluralsight, CI. A	10,224		332,382
Proofpoint	75,483	[b]	8,913,787
PTC	7,045	[b]	653,917
RealPage	170,443	[a,b]	10,432,816
Red Hat	84,214	[b]	15,377,476

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software & Services - 16.5% (continued)
RingCentral, Cl. A	9,925	[b]	1,045,003
ServiceNow	74,688	[b]	17,883,295
Shopify, Cl. A	79,891	[b]	15,111,383
Splunk	153,105	[b]	20,803,907
Square, Cl. A	217,366	[a,b]	17,658,814
SS&C Technologies Holdings	365,047		22,479,594
Symantec	52,900		1,189,721
Tableau Software, Cl. A	13,962	[a,b]	1,841,588
Teradata	198,690	[b]	9,610,635
Total System Services	37,190		3,510,736
Twilio, Cl. A	174,909	[a,b]	21,284,676
Tyler Technologies	57,450	[b]	11,765,185
Ultimate Software Group	31,868	[b]	10,564,242
VeriSign	22,480	[b]	4,002,339
WEX	4,971	[b]	885,136
Workday, Cl. A	17,471	[a,b]	3,458,035
Zendesk	80,458	[b]	6,357,791
Zynga	99,610	[b]	519,964
		460,053,514
Technology Hardware & Equipment - 4.6%
Amphenol, Cl. A	261,986		24,618,824
Arrow Electronics	32,068	[b]	2,555,820
CDW	7,325		687,744
Cognex	118,063	[a]	6,304,564
Coherent	3,603	[a,b]	479,487
CommScope Holding	70,720	[b]	1,648,483
Corning	45,495		1,583,681
Dell Technologies, CI. C	16,367	[b]	913,606
EchoStar, Cl. A	24,330	[b]	938,165
F5 Networks	9,231	[b]	1,552,100
Flex	150,438	[b]	1,585,617
FLIR Systems	149,998		7,717,397
Hewlett Packard Enterprise	158,659		2,598,834
HP	253,088		4,993,426
IPG Photonics	659	[a,b]	102,165
Juniper Networks	55,900		1,513,772
Keysight Technologies	146,715	[b]	12,384,213
Lumentum Holdings	77,972	[a,b]	3,879,107
Motorola Solutions	25,235		3,611,633
National Instruments	147,637		6,900,553
NCR	32,605	[a,b]	913,592
NetApp	52,089		3,396,203
Pure Storage, CI. A	37,275	[b]	763,392
TE Connectivity	85,435		7,013,359
Trimble	365,922	[b]	14,640,539
Western Digital	57,092	[a]	2,871,728
Xerox	105,432		3,257,849
Zebra Technologies, Cl. A	42,166	[b]	8,454,705
		127,880,558
Telecommunication Services - .1%
CenturyLink	197,213	[a]	2,601,239
Telephone & Data Systems	23,015		737,631
		3,338,870
Transportation - 2.4%
American Airlines Group	19,245		685,699

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Transportation - 2.4% (continued)
CH Robinson Worldwide		24,345		2,200,301
Copa Holdings, CI. A		8,535		752,531
Delta Air Lines		78,046		3,869,521
Expeditors International of Washington		27,280		2,044,636
Genesee & Wyoming, Cl. A		6,105	[a,b]	500,610
J.B. Hunt Transport Services		184,252		19,838,413
Kansas City Southern		16,612		1,804,728
Knight-Swift Transportation Holdings		261,930	[a]	8,808,706
Landstar System		18,666		2,028,621
Macquarie Infrastructure		16,815	[a]	687,565
Southwest Airlines		362,911		20,337,532
United Continental Holdings		34,750	[b]	3,051,398
XPO Logistics		5,538	[a,b]	278,838
			66,889,099
Utilities - 3.2%
AES		75,700		1,304,311
Alliant Energy		28,074		1,287,754
Ameren		53,545		3,814,546
American Electric Power		55,316		4,488,893
American Water Works		27,465		2,790,993
Aqua America		35,065	[a]	1,260,236
Atmos Energy		5,115	[a]	505,618
CenterPoint Energy		94,705		2,854,409
CMS Energy		57,200		3,111,680
Consolidated Edison		16,665		1,374,029
DTE Energy		66,149		8,173,370
Edison International		70,187		4,203,499
Entergy		89,142		8,319,623
Evergy		74,440		4,161,940
Eversource Energy		48,435		3,381,247
FirstEnergy		16,280		663,410
National Fuel Gas		11,550	[a]	695,195
NiSource		80,020	[a]	2,158,940
NRG Energy		65,635		2,735,667
OGE Energy		7,910		336,333
Pinnacle West Capital		116,299	[a]	10,901,868
PPL		46,250	[a]	1,487,863
Public Service Enterprise Group		30,530		1,795,469
Sempra Energy		21,360	[a]	2,572,598
Vistra Energy		90,050	[a]	2,344,902
WEC Energy Group		20,550	[a]	1,567,554
Xcel Energy		187,080		10,263,209
			88,555,156
Total Common Stocks (cost $1,841,441,564)			2,718,751,797

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell Mid-Cap Growth ETF		106,917		14,332,224
SPDR S&P MidCap 400 ETF Trust		8,175		2,846,699
Total Exchange-Traded Funds (cost $16,027,905)			17,178,923

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $44,137,157)	2.41	44,137,157	[d]	44,137,157

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,966,181)	2.41	12,966,181	[d]	12,966,181
Total Investments (cost $1,914,572,807)		100.3%	2,793,034,058
Liabilities, Less Cash and Receivables		(.3%)	(8,593,987)
Net Assets		100.0%	2,784,440,071

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $335,333,850 and the value of the collateral held by the fund was $344,505,220, consisting of cash collateral of $12,966,181 and U.S. Government & Agency securities valued at $331,539,039.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.8
Industrials	15.3
Health Care	12.4
Financials	12.3
Consumer Discretionary	10.3
Materials	4.7
Real Estate	4.3
Energy	4.2
Utilities	3.2
Consumer Staples	2.8
Investment Companies	2.7
Communication Services	2.6
Consumer, Cyclical	1.0
Consumer, Non-cyclical	.7
100.3

† Based on net assets.

See notes to financial statements.

40

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 96.6%
Automobiles & Components - 1.7%
Delphi Technologies	209,995	[a]	4,579,991
Dorman Products	12,643	[b]	1,022,819
Gentherm	28,383	[b]	1,163,703
Visteon	12,211	[b]	1,045,994
		7,812,507
Banks - 9.1%
Ameris Bancorp	34,680		1,413,904
Associated Banc-Corp	60,391		1,405,902
Atlantic Capital Bancshares	95,922	[b]	1,849,376
Banner	18,030		1,120,204
Boston Private Financial Holdings	67,554		803,217
Bryn Mawr Bank	13,109		534,323
Carolina Financial	12,999		476,023
Central Pacific Financial	29,814		869,973
Columbia Banking System	5,506		208,567
CVB Financial	37,462	[a]	853,759
Essent Group	30,827	[b]	1,329,877
First Bancorp	313,586		3,609,375
First Interstate BancSystem, Cl. A	84,699		3,526,866
First Merchants	33,900		1,369,221
Hancock Whitney	23,785		1,038,929
IBERIABANK	8,640		675,907
National Bank Holdings, Cl. A	74,153		2,679,148
Old National Bancorp	72,427	[a]	1,287,752
Seacoast Banking Corporation of Florida	25,195	[b]	731,159
South State	22,454	[a]	1,595,132
Synovus Financial	28,260		1,121,357
Texas Capital Bancshares	22,165	[b]	1,352,730
Towne Bank	17,808		490,967
TriState Capital Holdings	45,728	[b]	1,033,910
UMB Financial	20,992	[a]	1,444,460
Umpqua Holdings	22,493		408,923
Union Bankshares	109,038		3,878,482
United Community Banks	43,315		1,199,392
Webster Financial	45,165		2,593,374
Westamerica Bancorporation	12,922	[a]	830,626
		41,732,835
Capital Goods - 8.3%
Advanced Drainage Systems	18,371		466,991
Aerojet Rocketdyne Holdings	41,998	[a,b]	1,564,425
AeroVironment	12,489	[a,b]	994,999
Astec Industries	18,869		720,041
Astronics	18,089	[b]	650,661
Beacon Roofing Supply	22,390	[b]	812,085
Blue Bird	9,302	[b]	173,017
Capitol Investment Corporation IV	143,065	[b]	1,492,168
Chart Industries	10,062	[b]	888,273
Construction Partners, Cl. A	103,189		1,275,416
Curtiss-Wright	8,671		1,069,048
EMCOR Group	15,740		1,135,326
EnerSys	27,373		2,020,675
Esterline Technologies	15,011	[b]	1,827,589
Granite Construction	23,899	[a]	1,112,737
Haymaker Acquisition, Cl. A	71,282	[b]	729,215

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Capital Goods - 8.3% (continued)
Kaman	12,031		740,869
Kennametal	24,245		913,794
Kornit Digital	91,949	[a,b]	2,059,658
Lindsay	11,043	[a]	1,021,146
Manitowoc Company	36,285	[a,b]	652,767
Mercury Systems	48,841	[a,b]	3,102,380
Milacron Holdings	126,304	[b]	1,766,993
MSC Industrial Direct, Cl. A	5,429		458,262
Proto Labs	7,150	[b]	807,879
Simpson Manufacturing	20,916	[a]	1,253,496
Tennant	23,812		1,504,918
The Greenbrier Companies	34,429	[a]	1,420,196
TPG Pace Holdings	98,446	[b]	1,073,061
TPI Composites	56,863	[a,b]	1,717,831
TriMas	19,136	[b]	618,667
Welbilt	60,884	[b]	972,317
Wesco Aircraft Holdings	123,694	[b]	1,050,162
		38,067,062
Commercial & Professional Services - 1.2%
Covanta Holding	127,350		2,162,403
Deluxe	13,996		651,234
Huron Consulting Group	17,343	[b]	794,656
Knoll	44,118		933,537
Korn/Ferry International	21,584		1,053,083
		5,594,913
Consumer Durables & Apparel - 2.2%
Century Communities	44,718	[a,b]	1,020,912
Ethan Allen Interiors	32,225	[a]	647,078
G-III Apparel Group	41,467	[b]	1,476,640
KB Home	61,428		1,401,173
M.D.C. Holdings	17,918		516,755
Oxford Industries	13,176	[a]	1,041,299
Skyline Champion	126,235	[b]	2,507,027
Taylor Morrison Home, Cl. A	50,715	[b]	850,491
William Lyon Homes, Cl. A	54,266	[b]	767,864
		10,229,239
Consumer Services - 4.1%
Adtalem Global Education	74,499	[b]	3,590,852
Belmond, Cl. A	35,907	[b]	892,289
Cheesecake Factory	38,427	[a]	1,817,597
Dave & Buster's Entertainment	88,655	[a]	4,550,661
Penn National Gaming	91,570	[a,b]	2,275,514
Planet Fitness, Cl. A	86,527	[b]	5,086,057
Sotheby's	15,150	[a,b]	664,631
		18,877,601
Diversified Financials - 3.2%
Cohen & Steers	24,942	[a]	1,041,578
Federated Investors, Cl. B	48,434	[a]	1,440,911
Focus Financial Partners, Cl. A	18,331		693,828
Green Dot, Cl. A	60,553	[b]	3,908,696
OneMain Holdings	122,807		4,052,631
SLM	242,510	[a]	2,679,735
WisdomTree Investments	96,812		753,197
		14,570,576

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Energy - 5.9%
Apergy	17,455		732,761
Ardmore Shipping	142,106	[a,b]	800,057
Bonanza Creek Energy	81,141	[b]	1,863,809
Cactus, Cl. A	35,509	[b]	1,287,556
Callon Petroleum	92,409	[a,b]	706,929
Comstock Resources	129,580	[a,b]	925,201
Delek US Holdings	101,703		3,598,252
Dril-Quip	17,481	[a,b]	744,865
GasLog	58,515		943,262
Green Plains	189,132		2,950,459
Laredo Petroleum	354,009	[a,b]	1,214,251
Navigator Holdings	44,298	[b]	481,519
Newpark Resources	116,675	[a,b]	1,031,407
Patterson-UTI Energy	73,127	[a]	969,664
PBF Energy, Cl. A	71,509		2,221,785
PDC Energy	46,065	[a,b]	1,707,630
Scorpio Tankers	131,059	[a]	2,412,796
Select Energy Services, Cl. A	238,723	[a,b]	2,406,328
		26,998,531
Food & Staples Retailing - .7%
Casey's General Stores	9,896	[a]	1,333,387
Sprouts Farmers Market	28,063	[a,b]	654,429
US Foods Holding	28,278	[b]	996,517
		2,984,333
Food, Beverage & Tobacco - 2.7%
Boston Beer, Cl. A	4,481	[a,b]	1,400,581
Calavo Growers	31,546	[a]	2,685,511
Darling Ingredients	84,671	[b]	1,861,069
Flowers Foods	41,664	[a]	852,862
Fresh Del Monte Produce	30,574		846,288
Freshpet	91,045	[b]	3,752,875
Hain Celestial Group	44,278	[a,b]	870,948
		12,270,134
Health Care Equipment & Services - 4.8%
Align Technology	1,939	[b]	502,143
Amedisys	6,397	[b]	795,147
AMN Healthcare Services	20,436	[b]	1,022,004
AxoGen	112,515	[a,b]	2,077,027
Evolent Health, Cl. A	228,098	[a,b]	3,008,613
HealthEquity	17,316	[a,b]	1,393,592
iRhythm Technologies	23,048	[a,b]	2,207,768
LHC Group	9,304	[b]	1,020,556
Medidata Solutions	28,235	[a,b]	2,118,190
Nevro	13,856	[b]	638,346
NuVasive	21,278	[a,b]	1,253,274
Omnicell	19,512	[b]	1,657,544
Tabula Rasa HealthCare	9,685	[a,b]	533,740
Teladoc	40,233	[b]	2,589,396
WellCare Health Plans	5,214	[b]	1,322,166
		22,139,506
Household & Personal Products - .2%
Inter Parfums	14,644		1,080,288
Insurance - .6%
Kemper	13,403		1,113,789
Safety Insurance Group	7,705		688,365

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Insurance - .6% (continued)
Selective Insurance Group	15,750		1,038,870
		2,841,024
Materials - 6.9%
Alamos Gold, Cl. A	738,652		3,575,076
Cabot	130,343		6,110,480
Carpenter Technology	20,147		945,700
Coeur Mining	155,055	[a,b]	741,163
Eagle Materials	39,228		2,998,588
Hecla Mining	230,309		552,742
Iamgold	606,716	[a,b]	2,026,431
Louisiana-Pacific	46,254		1,168,839
Methanex	24,464		1,379,770
OMNOVA Solutions	378,010	[b]	3,080,781
Orion Engineered Carbons	70,934		1,976,931
Schnitzer Steel Industries, Cl. A	21,964		533,725
Summit Materials, Cl. A	126,388	[a,b]	2,148,596
TimkenSteel	89,242	[a,b]	1,111,955
US Concrete	85,534	[a,b]	3,430,769
		31,781,546
Media & Entertainment - 3.2%
Criteo, ADR	169,629	[b]	4,603,731
E.W. Scripps, Cl. A	36,017		761,760
Gray Television	118,615	[a,b]	2,598,855
New York Times, Cl. A	20,456	[a]	671,980
Nexstar Media Group, Cl. A	25,173	[a]	2,460,157
Scholastic	20,888		883,771
Sinclair Broadcast Group, Cl. A	64,070		2,312,927
TEGNA	20,816		274,147
		14,567,328
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
Acceleron Pharma	20,206	[b]	889,872
Aerie Pharmaceuticals	91,937	[a,b]	4,290,700
Amicus Therapeutics	66,556	[b]	805,328
Cambrex	63,156	[a,b]	2,610,869
DBV Technologies, ADR	187,385	[b]	1,525,314
FibroGen	20,136	[b]	1,163,861
Flexion Therapeutics	126,875	[a,b]	1,753,412
Foamix Pharmaceuticals	144,319	[a,b]	479,139
G1 Therapeutics	52,509	[a,b]	969,316
Galapagos, ADR	15,803	[a,b]	1,542,689
Global Blood Therapeutics	20,179	[a,b]	1,059,398
GW Pharmaceuticals, ADR	4,638	[b]	797,782
Myovant Sciences	32,969	[b]	725,318
Natera	67,219	[b]	1,064,749
NeoGenomics	79,200	[a,b]	1,552,320
Prothena	50,480	[a,b]	676,432
PTC Therapeutics	24,476	[b]	845,401
REGENXBIO	9,829	[a,b]	508,454
Revance Therapeutics	255,414	[b]	4,326,713
Sage Therapeutics	23,942	[a,b]	3,812,763
Sarepta Therapeutics	4,746	[a,b]	684,563
Supernus Pharmaceuticals	16,253	[a,b]	663,773
TherapeuticsMD	1,246,617	[b]	7,130,649
Xeris Pharmaceuticals	72,548	[b]	726,205

42

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.0% (continued)
Zogenix	93,872	[a,b]	4,949,871
		45,554,891
Real Estate - 2.8%
Agree Realty	21,543	[c]	1,416,021
Americold Realty Trust	46,460	[c]	1,335,725
Cousins Properties	159,058	[c]	1,514,232
Empire State Realty Trust, Cl. A	24,453	[c]	372,175
Monmouth Real Estate Investment	35,114	[c]	465,612
Newmark Group, Cl. A	121,809		1,127,951
Outfront Media	18,110	[c]	406,388
Physicians Realty Trust	131,596	[c]	2,377,940
Retail Properties of America, Cl. A	90,402	[c]	1,126,409
Sunstone Hotel Investors	92,973	[c]	1,399,244
Urban Edge Properties	60,412	[a,c]	1,173,201
		12,714,898
Retailing - 3.3%
Abercrombie & Fitch, Cl. A	44,850	[a]	984,458
Carvana	53,846	[a,b]	2,415,532
Dick's Sporting Goods	60,230	[a]	2,352,584
Dillard's, Cl. A	13,479	[a]	1,058,641
Express	74,732	[a,b]	388,606
National Vision Holdings	75,159	[b]	2,525,342
Ollie's Bargain Outlet Holdings	26,163	[a,b]	2,308,100
The Children's Place	9,979		953,593
Urban Outfitters	18,388	[b]	567,270
Williams-Sonoma	23,254	[a]	1,352,453
		14,906,579
Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation	35,980	[a]	1,155,318
First Solar	19,287	[a,b]	1,013,532
MKS Instruments	17,897		1,483,124
Power Integrations	17,981		1,313,692
Semtech	62,835	[b]	3,458,438
		8,424,104
Software & Services - 13.0%
2U	47,657	[a,b]	3,512,321
Bottomline Technologies	18,526	[b]	924,077
CACI International, Cl. A	14,893	[b]	2,714,398
Carbon Black	119,045		1,558,299
Cardtronics, Cl. A	125,769	[b]	3,711,443
Cloudera	29,852	[b]	434,944
Commvault Systems	27,927	[b]	1,882,001
CSG Systems International	24,150		1,003,433
Everbridge	44,042	[b]	3,114,210
EVERTEC	44,430		1,271,587
HubSpot	30,034	[b]	5,057,125
John Wiley & Sons, Cl. A	13,394		695,015
LogMeIn	41,290		3,280,078
Mimecast	42,527	[b]	2,053,204
New Relic	12,434	[b]	1,314,895
NIC	42,792		731,315
Proofpoint	24,890	[b]	2,939,260
Rapid7	79,944	[b]	3,679,822

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Software & Services - 13.0% (continued)
Shopify, Cl. A	18,746	[b]	3,545,806
Talend, ADR	95,854	[b]	4,591,407
Twilio, Cl. A	49,186	[b]	5,985,444
Varonis Systems	20,075	[b]	1,143,472
Verint Systems	32,503	[b]	1,730,785
Zendesk	31,287	[b]	2,472,299
		59,346,640
Technology Hardware & Equipment - 4.2%
Ciena	175,130	[b]	7,471,046
Coherent	12,183	[a,b]	1,621,314
Cray	53,995	[a,b]	1,324,497
Fabrinet	11,619	[b]	679,712
KEMET	20,648		391,280
Littelfuse	6,083		1,174,566
Lumentum Holdings	48,687	[a,b]	2,422,178
NETGEAR	54,545	[a,b]	1,955,438
nLight	69,556		1,487,803
Tech Data	7,895	[b]	807,027
		19,334,861
Telecommunication Services - 1.0%
Bandwidth, Cl. A	78,646	[b]	4,382,155
Transportation - 4.3%
Covenant Transport, Cl. A	17,825	[b]	406,588
Euronav	97,168		760,825
Knight-Swift Transportation Holdings	112,109	[a]	3,770,226
Marten Transport	85,412		1,592,934
Mesa Air Group	81,950		825,237
Scorpio Bulkers	277,649	[a]	1,177,232
SkyWest	92,630		5,005,725
US Xpress Enterprises, Cl. A	67,547	[a]	591,036
Werner Enterprises	156,561	[a]	5,406,051
		19,535,854
Utilities - 1.4%
Avista	19,681		795,309
Chesapeake Utilities	13,268		1,194,253
IDACORP	6,852		674,305
Portland General Electric	36,206		1,815,369
Southwest Gas	22,534		1,846,436
		6,325,672
Total Common Stocks (cost $361,721,180)		442,073,077

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 ETF	2,907	[a]	455,759
iShares Russell 2000 Growth ETF	4,191	[a]	836,230
Total Exchange-Traded Funds (cost $1,081,627)		1,291,989
	Number of Rights
Rights - .0%
Materials - .0%
Pan American Silver (cost $504,380)	708,575		0

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description		Number of Warrants	Value ($)
Warrants - .0%
Retailing - .0%
Waitr Holdings, 6/1/23 (cost $42,480)		60,686	111,055
1-Day Yield (%)		Shares
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,306,848)	2.41	14,306,848	[d] 14,306,848

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $11,636,194)	2.41	11,636,194	[d] 11,636,194
Total Investments (cost $389,292,709)		102.6%	469,419,163
Liabilities, Less Cash and Receivables		(2.6%)	(11,739,244)
Net Assets		100.0%	457,679,919

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $113,177,956 and the value of the collateral held by the fund was $117,064,855, consisting of cash collateral of $11,636,194 and U.S. Government & Agency securities valued at $105,428,661.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.3
Health Care	14.8
Industrials	12.9
Financials	12.8
Consumer Discretionary	11.1
Materials	6.9
Investment Companies	5.9
Energy	5.9
Communication Services	4.1
Consumer Staples	3.6
Real Estate	2.8
Utilities	1.4
Diversified	.7
Communications	.7
Consumer, Cyclical	.3
Industrial	.2
Financial	.2
102.6

† Based on net assets.

See notes to financial statements.

44

BNY Mellon Focused Equity Opportunities Fund
Description		Shares	Value ($)
Common Stocks - 98.8%
Banks - 3.2%
SVB Financial Group		54,921	[a] 13,574,274
Capital Goods - 11.0%
Boeing		43,349	19,071,826
Deere & Co.		85,921	14,094,481
Honeywell International		90,355	13,920,995
			47,087,302
Consumer Services - 6.2%
MGM Resorts International		431,600	11,545,300
Yum! Brands		156,140	14,755,230
			26,300,530
Diversified Financials - 9.1%
Charles Schwab		252,340	11,610,163
Intercontinental Exchange		178,690	13,785,934
MSCI		73,229	13,526,861
			38,922,958
Energy - 5.2%
Chevron		91,914	10,991,076
Valero Energy		135,129	11,021,121
			22,012,197
Food, Beverage & Tobacco - 6.6%
Coca-Cola		224,736	10,189,530
Mondelez International, Cl. A		378,186	17,835,252
			28,024,782
Health Care Equipment & Services - 11.3%
Boston Scientific		408,353	[a] 16,383,122
CVS Health		270,908	15,666,610
UnitedHealth Group		67,619	16,378,674
			48,428,406
Materials - 2.4%
Air Products & Chemicals		57,212	10,365,670
Media & Entertainment - 10.1%
Alphabet, Cl. A		12,370	[a] 13,935,423
Comcast, Cl. A		361,750	13,988,873
Facebook, Cl. A		94,791	[a] 15,304,007
			43,228,303
Pharmaceuticals Biotechnology & Life Sciences - 3.3%
Merck & Co.		173,720	14,121,699
Real Estate - 3.2%
American Tower		77,491	[b] 13,650,040
Retailing - 3.9%
Amazon.com		10,107	[a] 16,573,762
Semiconductors & Semiconductor Equipment - 7.0%
Micron Technology		324,180	[a] 13,252,478
Texas Instruments		157,863	16,698,748
			29,951,226
Software & Services - 13.7%
Adobe		57,251	[a] 15,028,388
Microsoft		104,214	11,675,094
salesforce.com		83,101	[a] 13,599,479
Visa, Cl. A		121,947	[c] 18,062,790
			58,365,751

BNY Mellon Focused Equity Opportunities Fund (continued)
Description		Shares	Value ($)
Common Stocks - 98.8% (continued)
Technology Hardware & Equipment - 2.6%
Cisco Systems		215,511	11,157,004
Total Common Stocks (cost $342,702,345)			421,763,904
1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,853,417)	2.41	4,853,417	[d] 4,853,417
Total Investments (cost $347,555,762)		99.9%	426,617,321
Cash and Receivables (Net)		.1%	425,281
Net Assets		100.0%	427,042,602

a Non-income producing security.

b Investment in real estate investment trust.

c Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $17,882,086 and the value of the collateral held by the fund was $18,134,271, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.3
Health Care	14.6
Financials	12.3
Industrials	11.0
Communication Services	10.1
Consumer Discretionary	6.6
Consumer Staples	6.6
Energy	5.2
Consumer, Cyclical	3.5
Real Estate	3.2
Materials	2.4
Investment Companies	1.1
99.9

† Based on net assets.

See notes to financial statements.

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small/Mid Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 96.2%
Automobiles & Components - 1.4%
Delphi Technologies	108,152		2,358,795
Dorman Products	4,041	[a]	326,917
Visteon	7,873	[a,b]	674,401
		3,360,113
Banks - 5.7%
Cullen/Frost Bankers	27,353	[b]	2,835,959
First BanCorp	101,056		1,163,155
First Interstate BancSystem, Cl. A	16,236		676,067
First Republic Bank	4,725		496,030
National Bank Holdings, Cl. A	17,159		619,955
Signature Bank	2,426		329,354
South State	41,909	[b]	2,977,215
SVB Financial Group	6,700	[a]	1,655,972
TriState Capital Holdings	14,662	[a,b]	331,508
Webster Financial	53,790		3,088,622
		14,173,837
Capital Goods - 4.3%
AGCO	25,556		1,727,075
Allegion	3,995		359,390
AMETEK	2,681		213,354
Beacon Roofing Supply	7,019	[a]	254,579
Construction Partners, Cl. A	22,767		281,400
Curtiss-Wright	2,780		342,746
Fluor	9,772		367,427
Graco	3,242		152,244
Kornit Digital	29,482	[a,b]	660,397
Mercury Systems	25,000	[a]	1,588,000
Milacron Holdings	40,375	[a]	564,846
Proto Labs	2,292	[a]	258,973
Quanta Services	5,526		196,947
Roper Technologies	2,619		847,639
Snap-on	6,642	[b]	1,062,720
TPI Composites	8,200	[a]	247,722
Welbilt	19,522	[a,b]	311,766
Wesco Aircraft Holdings	68,188	[a]	578,916
Xylem	6,756		510,416
		10,526,557
Commercial & Professional Services - 3.2%
Clean Harbors	17,485	[a]	1,188,980
CoStar Group	1,541	[a]	705,054
Covanta Holding	59,162		1,004,571
Equifax	14,820		1,622,938
Korn Ferry	21,575		1,052,644
Nielsen Holdings	60,996		1,598,095
Waste Connections	8,011		668,117
		7,840,399
Consumer Durables & Apparel - 2.9%
Cavco Industries	2,124	[a]	294,025
KB Home	43,839		999,968
Lululemon Athletica	6,362	[a]	956,972
Ralph Lauren	14,446		1,808,206
Skechers USA, Cl. A	86,416	[a]	2,906,170
Under Armour, Cl. A	11,540	[a]	260,227
		7,225,568

BNY Mellon Small/Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Consumer Services - 6.7%
Adtalem Global Education	18,646	[a]	898,737
Cheesecake Factory	30,498	[b]	1,442,555
Chipotle Mexican Grill	781	[a]	474,481
Dave & Buster's Entertainment	14,810	[b]	760,197
Grand Canyon Education	25,135	[a]	2,907,617
Norwegian Cruise Line Holdings	55,473	[a]	3,080,416
Penn National Gaming	52,149	[a,b]	1,295,903
Planet Fitness, Cl. A	27,743	[a]	1,630,734
Service Corporation International	64,640	[b]	2,672,218
Six Flags Entertainment	5,824		324,455
Sotheby's	4,749	[a,b]	208,339
Wynn Resorts	7,271		920,072
		16,615,724
Diversified Financials - 4.4%
Ally Financial	26,316		712,900
E*TRADE Financial	56,621		2,773,863
Focus Financial Partners, Cl. A	5,725		216,691
Green Dot, Cl. A	34,940	[a]	2,255,377
Jefferies Financial Group	77,758		1,576,155
LPL Financial Holdings	2,326		175,404
OneMain Holdings	61,718		2,036,694
SLM	110,637	[b]	1,222,539
		10,969,623
Energy - 5.3%
Apergy	46,641		1,957,989
Bonanza Creek Energy	16,221	[a]	372,596
Cabot Oil & Gas	121,831	[b]	2,999,479
Cactus, Cl. A	11,130	[a]	403,574
Cheniere Energy	16,558	[a]	1,067,163
Delek US Holdings	25,550		903,959
Parsley Energy, Cl. A	77,037	[a]	1,397,451
PBF Energy, Cl. A	35,771	[b]	1,111,405
PDC Energy	49,291	[a,b]	1,827,217
Pioneer Natural Resources	3,269		460,766
Scorpio Tankers	33,041	[b]	608,285
		13,109,884
Food & Staples Retailing - 1.5%
Casey's General Stores	22,717	[b]	3,060,889
US Foods Holding	18,028	[a]	635,307
		3,696,196
Food, Beverage & Tobacco - 1.9%
Calavo Growers	10,115	[b]	861,090
Darling Ingredients	45,022	[a]	989,584
Freshpet	28,683	[a]	1,182,313
Ingredion	18,245		1,686,750
		4,719,737
Health Care Equipment & Services - 6.7%
ABIOMED	1,870	[a]	625,515
Align Technology	3,401	[a]	880,757
Amedisys	19,906	[a]	2,474,316
Boston Scientific	14,926	[a]	598,831
DexCom	4,843	[a]	674,775
Encompass Health	41,709		2,633,506
Evolent Health, Cl. A	100,849	[a,b]	1,330,198
HealthEquity	5,552	[a,b]	446,825

46

BNY Mellon Small/Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Health Care Equipment & Services - 6.7% (continued)
Insulet	2,763	[a,b]	259,473
iRhythm Technologies	7,390	[a,b]	707,888
Laboratory Corporation of America Holdings	2,198	[a]	325,832
Medidata Solutions	9,053	[a,b]	679,156
Nevro	4,315	[a]	198,792
Omnicell	34,305	[a]	2,914,210
Tabula Rasa HealthCare	3,105	[a,b]	171,117
Teladoc Health	12,874	[a,b]	828,571
WellCare Health Plans	3,071	[a]	778,744
		16,528,506
Household & Personal Products - .1%
Inter Parfums	4,695		346,350
Materials - 6.6%
AptarGroup	20,597		2,095,333
Cabot	23,187		1,087,007
Eagle Materials	24,891		1,902,668
Goldcorp	101,722		1,072,150
Huntsman	124,125		3,077,059
Kinross Gold	380,094	[a]	1,265,713
Methanex	4,366		246,242
Orion Engineered Carbons	37,808		1,053,709
Packaging Corporation of America	2,976		284,476
Pan American Silver	78,969		1,055,028
Summit Materials, Cl. A	40,548	[a,b]	689,316
US Concrete	36,674	[a,b]	1,470,994
Vulcan Materials	4,814		536,568
Westlake Chemical	6,258	[b]	437,246
		16,273,509
Media & Entertainment - 2.2%
Altice USA, Cl. A	44,391	[a,b]	968,168
Criteo, ADR	65,818	[a]	1,786,301
Liberty Media Corporation-Liberty Formula One, Cl. C	10,799	[a]	336,065
Nexstar Media Group, Cl. A	6,661	[b]	650,980
Sinclair Broadcast Group, Cl. A	27,993		1,010,547
Spotify Technology	2,077	[a]	291,071
Twitter	13,066	[a]	402,171
		5,445,303
Pharmaceuticals Biotechnology & Life Sciences - 9.8%
Acceleron Pharma	6,371	[a,b]	280,579
Aerie Pharmaceuticals	32,532	[a,b]	1,518,268
Agilent Technologies	4,288		340,639
Amicus Therapeutics	21,340	[a]	258,214
BioMarin Pharmaceutical	3,625	[a]	338,068
Cambrex	71,451	[a,b]	2,953,784
FibroGen	6,350	[a,b]	367,030
Foamix Pharmaceuticals	46,273	[a,b]	153,626
G1 Therapeutics	27,312	[a,b]	504,180
Galapagos, ADR	7,593	[a]	741,229
Global Blood Therapeutics	6,367	[a,b]	334,268
GW Pharmaceuticals, ADR	2,863	[a]	492,465
Jazz Pharmaceuticals	16,912	[a]	2,368,187
Mylan	55,665	[a]	1,468,999

BNY Mellon Small/Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 96.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.8% (continued)
Myovant Sciences	10,403	[a]	228,866
Natera	21,552	[a]	341,384
NeoGenomics	25,394	[a,b]	497,722
Neurocrine Biosciences	2,917	[a]	225,338
PRA Health Sciences	8,536	[a]	913,181
Prothena	16,186	[a]	216,892
PTC Therapeutics	7,723	[a]	266,752
REGENXBIO	4,275	[a,b]	221,146
Revance Therapeutics	9,347	[a,b]	158,338
SAGE Therapeutics	15,571	[a,b]	2,479,682
Sarepta Therapeutics	4,635	[a,b]	668,552
TherapeuticsMD	587,816	[a]	3,362,308
Xeris Pharmaceuticals	22,935	[a]	229,579
Zogenix	44,956	[a,b]	2,370,530
		24,299,806
Real Estate - 3.3%
Americold Realty Trust	81,787	[c]	2,351,376
Empire State Realty Trust, Cl. A	122,480	[c]	1,864,146
Equinix	722	[c]	305,767
Monmouth Real Estate Investment	11,259	[c]	149,294
Physicians Realty Trust	87,330	[c]	1,578,053
Urban Edge Properties	93,268	[b,c]	1,811,265
		8,059,901
Retailing - 2.3%
Carvana	17,264	[a,b]	774,463
Gap	59,580	[b]	1,513,332
National Vision Holdings	24,026	[a]	807,274
Ollie's Bargain Outlet Holdings	8,389	[a,b]	740,078
Ross Stores	7,807		740,338
The Children's Place	6,152		587,885
Ulta Salon Cosmetics & Fragrance	1,490	[a]	465,610
		5,628,980
Semiconductors & Semiconductor Equipment - 1.2%
NVIDIA	881		135,903
Power Integrations	5,765	[b]	421,191
Semtech	13,243	[a]	728,895
Skyworks Solutions	9,808		800,921
Teradyne	24,152		986,126
		3,073,036
Software & Services - 17.8%
2U	15,280	[a,b]	1,126,136
Amdocs	42,989		2,388,899
Bottomline Technologies	10,226	[a]	510,073
CACI International, Cl. A	17,700	[a]	3,226,002
Carbon Black	38,193		499,946
Cardtronics, Cl. A	39,844	[a]	1,175,796
Cloudera	16,475	[a]	240,041
CommVault Systems	10,075	[a]	678,954
CoreLogic	35,343	[a]	1,296,028
DocuSign	10,133		558,835
Everbridge	14,121	[a]	998,496
Fidelity National Information Services	7,056		763,106
First Data, Cl. A	39,385	[a]	990,139

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Small/Mid Cap Multi-Strategy Fund (continued)
Description		Shares		Value ($)
Common Stocks - 96.2% (continued)
Software & Services - 17.8% (continued)
Global Payments		8,190		1,067,812
HubSpot		15,605	[a]	2,627,570
Intuit		1,745		431,242
Jack Henry & Associates		13,021		1,726,975
Leidos Holdings		8,137		525,569
Liveramp Holdings		41,601	[a,b]	2,236,054
LogMeIn		14,852		1,179,843
MAXIMUS		16,799		1,187,353
Mimecast		13,636	[a]	658,346
New Relic		6,119	[a]	647,084
Nuance Communications		104,741	[a]	1,756,507
Proofpoint		12,227	[a]	1,443,886
Rapid7		25,632	[a]	1,179,841
ServiceNow		3,345	[a]	800,927
Shopify, Cl. A		10,887	[a]	2,059,276
Splunk		7,965	[a]	1,082,284
Square, Cl. A		13,267	[a,b]	1,077,811
SS&C Technologies Holdings		10,734		661,000
Talend, ADR		49,347	[a]	2,363,721
Twilio, Cl. A		26,187	[a]	3,186,696
Varonis Systems		6,292	[a]	358,392
Zendesk		14,942	[a]	1,180,717
			43,891,357
Technology Hardware & Equipment - 4.0%
Amphenol, Cl. A		4,924		462,708
Ciena		55,719	[a]	2,376,973
Dolby Laboratories, Cl. A		43,965		2,848,932
FLIR Systems		5,902		303,658
Keysight Technologies		18,210	[a]	1,537,106
Littelfuse		1,951	[b]	376,719
Lumentum Holdings		13,302	[a]	661,774
NETGEAR		9,643	[a,b]	345,702
nLight		21,802		466,345
Trimble		6,245	[a]	249,862
Zebra Technologies, Cl. A		1,451	[a]	290,940
			9,920,719
Telecommunication Services - .6%
Bandwidth, Cl. A		25,216	[a]	1,405,036
Transportation - 3.8%
Euronav		104,071	[b]	814,876
J.B. Hunt Transport Services		11,077		1,192,661
Knight-Swift Transportation Holdings		115,829	[b]	3,895,329
Marten Transport		18,231		340,008
SkyWest		35,300		1,907,612
Werner Enterprises		35,703	[b]	1,232,825
			9,383,311
Utilities - .5%
PPL		36,176	[b]	1,163,782
Total Common Stocks (cost $187,036,399)			237,657,234

Exchange-Traded Funds - 1.6%
Registered Investment Companies - 1.6%
iShares Russell 2000 ETF		4,796	[b]	751,917
iShares Russell 2000 Growth ETF		2,006	[b]	400,257

BNY Mellon Small/Mid Cap Multi-Strategy Fund (continued)
Exchange-Traded Funds - 1.6% (continued)
Registered Investment Companies - 1.6% (continued)
iShares Russell 2000 Value ETF		8,370	[b]	1,037,210
iShares Russell Mid-Cap Growth ETF		2,223		297,993
SPDR S&P MidCap 400 ETF Trust		4,259		1,483,069
Total Exchange-Traded Funds (cost $3,954,513)			3,970,446
		Number of Rights
Rights - .0%
Materials - .0%
Pan American Silver (cost $94,146)		409,332		0
1-Day Yield (%)		Shares
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,040,353)	2.41	6,040,353	[d]	6,040,353

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,829,018)	2.41	4,829,018	[d]	4,829,018
Total Investments (cost $201,954,429)		102.2%	252,497,051
Liabilities, Less Cash and Receivables		(2.2%)	(5,360,775)
Net Assets		100.0%	247,136,276

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $49,340,472 and the value of the collateral held by the fund was $50,622,613, consisting of cash collateral of $4,829,018 and U.S. Government & Agency securities valued at $45,793,595.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.0
Health Care	15.6
Consumer Discretionary	12.9
Industrials	11.2
Financials	10.2
Materials	6.6
Investment Companies	6.0
Energy	5.3
Consumer Staples	3.5
Real Estate	3.3
Communication Services	2.8
Consumer, Non-cyclical	.9
Utilities	.5
Consumer, Cyclical	.4
102.2

† Based on net assets.

See notes to financial statements.

48

BNY Mellon International Fund
Description	Shares		Value ($)
Common Stocks - 97.0%
Australia - 6.0%
Aristocrat Leisure	501,918		8,765,595
BHP Group	465,438		12,291,799
Brambles	528,181		4,406,063
Macquarie Group	193,852		17,689,147
South32	2,142,140		5,941,351
Woodside Petroleum	319,890		8,225,631
		57,319,586
Austria - 1.4%
OMV	253,790		13,356,920
Belgium - 1.0%
UCB	118,346	[a]	9,918,261
Denmark - .9%
Vestas Wind Systems	107,800		8,973,267
Finland - 2.2%
Nokia	2,222,646	[a]	13,439,638
UPM-Kymmene	252,257		7,609,376
		21,049,014
France - 11.1%
Atos	126,260	[a]	12,123,931
BNP Paribas	231,260		11,851,568
Cie Generale des Etablissements Michelin	120,677		14,481,358
Edenred	263,006	[a]	11,673,074
Klepierre	330,247		11,528,375
LVMH Moet Hennessy Louis Vuitton	18,955		6,511,230
Sanofi	291,558		24,375,000
Vinci	142,141		13,568,041
		106,112,577
Germany - 6.2%
Allianz	58,792		13,080,351
Deutsche Boerse	91,443		11,555,715
Deutsche Post	232,290	[a]	7,218,443
Deutsche Telekom	1,275,170		21,009,654
Evonik Industries	235,636	[a]	6,633,598
		59,497,761
Hong Kong - 3.2%
AIA Group	1,791,400		17,914,571
Sun Hung Kai Properties	768,500		12,727,157
		30,641,728
Ireland - .8%
ICON	50,904	[a]	7,125,542
Italy - 4.2%
Enel	2,235,321		13,526,450
Leonardo	996,298		10,047,298
UniCredit	1,190,792		16,207,544
		39,781,292
Japan - 22.4%
Asahi Kasei	827,000		9,007,114
Chubu Electric Power	1,053,100		16,557,285
Denso	244,100		10,472,222
Fujitsu	132,600		8,932,790
Hitachi	491,600		14,708,527
ITOCHU	306,300		5,490,400
Kirin Holdings	540,700		12,073,766
Mitsubishi Electric	1,091,300		13,647,981

BNY Mellon International Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Japan - 22.4% (continued)
Nintendo	29,400		8,028,852
Panasonic	612,300		5,630,534
Recruit Holdings	327,700		9,154,962
Seven & i Holdings	348,100		15,283,734
Shionogi & Co.	245,200		15,653,732
Shiseido	148,200		9,769,646
Showa Denko	130,400		4,849,128
Sony	327,500		15,692,617
Sumitomo Mitsui Financial Group	669,700		23,684,182
Suzuki Motor	296,600		15,169,933
		213,807,405
Macau - 1.4%
Sands China	2,639,200		13,179,610
Netherlands - 8.1%
Heineken	143,401		14,451,676
Koninklijke Ahold Delhaize	480,473		12,392,205
Koninklijke DSM	107,496	[a]	11,542,413
Koninklijke Philips	193,300		7,695,418
NN Group	274,189		11,944,861
Royal Dutch Shell, Cl. B	608,514		19,083,940
		77,110,513
Portugal - .9%
Galp Energia	502,132	[a]	8,241,695
Singapore - 1.2%
United Overseas Bank	603,900		11,175,723
Spain - 4.0%
ACS Actividades de Construccion y Servicios	268,777		11,916,981
Amadeus IT Group	170,202	[a]	12,816,073
Banco Santander	2,804,922		13,706,210
		38,439,264
Sweden - 1.9%
Alfa Laval	288,534		6,310,510
Swedbank, Cl. A	257,704		4,734,990
Swedish Match	151,518		7,103,432
		18,148,932
Switzerland - 8.4%
Ferguson	184,981		12,809,700
Julius Baer Group	232,388	[a]	10,149,585
Lonza Group	44,960	[a]	12,500,776
Novartis	358,912		32,739,190
OC Oerlikon	436,804	[a]	5,838,350
STMicroelectronics	372,730		6,092,330
		80,129,931
United Kingdom - 11.7%
Anglo American	355,214	[b]	9,439,252
BAE Systems	1,548,232		9,569,298
BT Group	2,096,371		5,969,780
Bunzl	128,832		4,054,895
Cineworld Group	1,528,308		5,655,529
Diageo	320,313		12,377,922
Fiat Chrysler Automobiles	909,343		13,427,701
Legal & General Group	4,314,607	[a]	16,057,837
Melrose Industries	1,944,629		4,485,331
Prudential	411,584	[a]	8,679,881

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Fund (continued)
Description		Shares	Value ($)
Common Stocks - 97.0% (continued)
United Kingdom - 11.7% (continued)
Tesco		4,410,178	13,219,733
Unilever		170,347	9,055,665
			111,992,824
Total Common Stocks (cost $915,796,896)			926,001,845

Exchange-Traded Funds - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF (cost $12,704,520)		203,450	13,075,731
1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,305,099)	2.41	11,305,099	[c] 11,305,099

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,130,028)	2.41	4,130,028	[c] 4,130,028
Total Investments (cost $943,936,543)		100.0%	954,512,703
Liabilities, Less Cash and Receivables		.0%	(299,802)
Net Assets		100.0%	954,212,901

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $4,858,417 and the value of the collateral held by the fund was $5,254,692, consisting of cash collateral of $4,130,028 and U.S. Government & Agency securities valued at $1,124,664.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.8
Pharmaceuticals Biotechnology & Life Sciences	10.7
Banks	8.5
Insurance	7.1
Materials	7.1
Food, Beverage & Tobacco	6.4
Automobiles & Components	5.6
Energy	5.1
Diversified Financials	4.1
Software & Services	3.6
Utilities	3.2
Technology Hardware & Equipment	3.0
Consumer Durables & Apparel	2.9
Telecommunication Services	2.8
Food & Staples Retailing	2.7
Commercial & Professional Services	2.6
Real Estate	2.5
Consumer Services	2.3
Household & Personal Products	2.0
Investment Companies	1.6
Media & Entertainment	1.4
Registered Investment Companies	1.4
Health Care Equipment & Services	.8
Transportation	.8
Semiconductors & Semiconductor Equipment	.6
Retailing	.4
100.0

† Based on net assets.

See notes to financial statements.

50

BNY Mellon Emerging Markets Fund
Description	Shares	Value ($)
Common Stocks - 89.3%
Argentina - .6%
Globant	71,330	[a] 4,913,924
Brazil - 5.0%
Banco do Brasil	472,500	6,365,161
CCR	3,750,000	14,276,586
EDP - Energias do Brasil	1,052,100	4,873,751
Estacio Participacoes	974,400	7,178,001
Hypera	635,300	4,566,671
Tim Participacoes	2,016,300	6,398,652
		43,658,822
China - 31.7%
Alibaba Group Holding, ADR	277,078	[a] 50,713,586
Anhui Conch Cement, Cl. H	1,031,000	5,897,245
ANTA Sports Products	2,421,000	14,187,203
Autohome, ADR	155,476	[a,b] 14,622,518
China Construction Bank, Cl. H	27,410,939	24,373,815
China Railway Group, Cl. H	7,895,000	7,824,848
China Shenhua Energy, Cl. H	4,192,500	10,340,049
CNOOC	6,675,000	11,513,679
ENN Energy Holdings	446,000	4,602,185
Geely Automobile Holdings	3,175,000	5,961,910
Guangzhou Automobile Group, Cl. H	3,876,000	4,764,916
Hangzhou Hikvision Digital Technology, Cl. A	1,430,100	7,379,147
Ping An Insurance Group Company of China, Cl. H	2,833,500	29,833,915
Shanghai Pharmaceuticals Holding, Cl. H	4,719,800	10,606,360
Sunny Optical Technology Group	158,000	1,871,907
TAL Education Group, ADR	70,181	[a] 2,498,444
Tencent Holdings	1,669,400	71,414,315
		278,406,042
Colombia - .2%
Grupo Aval Acciones y Valores, ADR	243,500	1,882,255
Czech Republic - 1.1%
Komercni Banka	72,241	3,032,844
Moneta Money Bank	1,768,374	[c] 6,262,564
		9,295,408
Hong Kong - 2.3%
China Overseas Land & Investment	1,412,000	5,198,484
China Unicom Hong Kong	6,448,000	7,647,489
Galaxy Entertainment Group	405,224	2,877,956
Shimao Property Holdings	1,733,500	4,098,699
		19,822,628
Hungary - .6%
MOL Hungarian Oil & Gas	449,727	5,249,076
India - 10.5%
Aurobindo Pharma	785,409	7,862,786
Edelweiss Financial Services	2,182,969	4,197,058
HCL Technologies	846,198	12,538,382
Housing Development Finance	258,109	6,681,503
ICICI Bank	691,191	3,402,689
Infosys, ADR	1,100,493	[b] 11,797,285
ITC	1,376,083	5,340,753
Larsen & Toubro	754,781	13,720,590
National Aluminium Co.	3,870,799	2,751,008
Shriram Transport Finance	409,401	6,574,764

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Common Stocks - 89.3% (continued)
India - 10.5% (continued)
Tech Mahindra	1,455,651	16,989,630
		91,856,448
Indonesia - 1.6%
Astra International	11,248,200	5,717,052
Bank Negara Indonesia	8,415,300	5,264,236
Bank Rakyat Indonesia	12,288,000	3,362,986
		14,344,274
Malaysia - .5%
Malaysia Airports Holdings	2,161,000	4,341,662
Mexico - 3.0%
Arca Continental	1,502,300	8,493,456
Grupo Aeroportuario del Centro Norte	1,218,800	6,945,644
Grupo Financiero Banorte, Cl. O	1,183,800	6,445,348
Mexichem	1,144,027	2,782,133
Wal-Mart de Mexico	562,877	1,456,718
		26,123,299
Philippines - .9%
Ayala Land	8,243,700	7,013,202
Puregold Price Club	1,362,380	1,239,365
		8,252,567
Russia - 3.1%
Lukoil, ADR	139,544	11,658,901
Sberbank of Russia, ADR	1,193,396	15,215,799
		26,874,700
South Africa - 3.3%
Clicks Group	591,400	7,580,830
FirstRand	1,160,365	5,293,940
Nedbank Group	349,044	7,043,414
Sasol	304,616	9,291,234
		29,209,418
South Korea - 10.2%
Doosan Infracore	136,719	[a] 925,075
GS Engineering & Construction	213,903	8,139,992
Hana Financial Group	210,401	7,267,786
Hyundai Mobis	30,187	5,918,230
KB Financial Group	240,148	9,469,693
Korea Investment Holdings	122,586	[a] 7,030,139
Kumho Petrochemical	55,951	4,760,835
POSCO	48,806	11,412,802
Samsung Electronics	686,955	27,546,608
Samsung SDI	34,753	7,338,701
		89,809,861
Taiwan - 9.7%
Chailease Holding	4,879,720	19,184,966
Delta Electronics	1,958,000	9,765,665
Eclat Textile	368,000	4,214,904
Feng TAY Enterprise	579,000	3,640,326
Fubon Financial Holding	4,109,000	6,074,749
Taiwan Semiconductor Manufacturing	4,883,000	37,919,744
TCI	296,148	4,527,403
		85,327,757
Thailand - 1.5%
Indorama Ventures	3,659,500	5,980,619

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Emerging Markets Fund (continued)
Description		Shares	Value ($)
Common Stocks - 89.3% (continued)
Thailand - 1.5% (continued)
Thai Beverage		11,781,200	7,101,833
			13,082,452
Turkey - 2.3%
Eregli Demir ve Celik Fabrikalari		2,279,741	3,980,178
Tofas Turk Otomobil Fabrikasi		1,991,604	[b] 7,901,873
Tupras Turkiye Petrol Rafinerileri		180,545	4,853,315
Turkcell Iletisim Hizmetleri		1,424,313	3,815,422
			20,550,788
United Arab Emirates - 1.2%
Dubai Islamic Bank		7,230,087	10,275,267
Total Common Stocks (cost $627,015,154)			783,276,648

Exchange-Traded Funds - 4.5%
United States - 4.5%
iShares MSCI Emerging Markets ETF (cost $37,567,284)		936,976	[b] 39,765,262
	Preferred Dividend Rate (%)
Preferred Stocks - 4.8%
Brazil - 4.3%
Banco do Estado do Rio Grande do Sul, Cl. B	7.63	1,636,600	10,857,945
Cia Brasileira de Distribuicao	1.43	369,000	9,148,988
Petroleo Brasileiro	3.13	2,493,300	17,875,902
			37,882,835
Chile - .5%
Embotelladora Andina, Cl. B	3.85	1,211,959	4,536,819
Total Preferred Stocks (cost $39,308,499)			42,419,654
1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,135,255)	2.41	9,135,255	[d] 9,135,255

BNY Mellon Emerging Markets Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,723,301)	2.41	1,723,301	[d] 1,723,301
Total Investments (cost $714,749,493)		99.9%	876,320,120
Cash and Receivables (Net)		.1%	1,122,715
Net Assets		100.0%	877,442,835

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $54,760,566 and the value of the collateral held by the fund was $56,664,310, consisting of cash collateral of $1,723,301 and U.S. Government & Agency securities valued at $54,941,009.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $6,262,564 or .71% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	14.5
Media & Entertainment	9.8
Energy	7.0
Technology Hardware & Equipment	6.2
Retailing	5.8
Materials	5.4
Software & Services	5.3
Diversified Financials	4.8
Registered Investment Companies	4.5
Semiconductors & Semiconductor Equipment	4.3
Insurance	4.1
Capital Goods	3.5
Automobiles & Components	3.5
Transportation	2.9
Food, Beverage & Tobacco	2.9
Consumer Durables & Apparel	2.5
Food & Staples Retailing	2.2
Telecommunication Services	2.0
Real Estate	1.9
Consumer Services	1.4
Pharmaceuticals Biotechnology & Life Sciences	1.4
Investment Companies	1.2
Health Care Equipment & Services	1.2
Utilities	1.1
Household & Personal Products	.5
99.9

† Based on net assets.

See notes to financial statements.

52

BNY Mellon International Appreciation Fund
Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 3.2%
Bridgestone, ADR	14,448	[a]	286,070
Daimler	857		51,463
Denso, ADR	16,138		347,532
Ferrari	2,439	[a]	312,826
Fiat Chrysler Automobiles	1,495		22,021
Honda Motor, ADR	2,948	[a]	83,340
Nissan Motor, ADR	262		4,529
Sumitomo Electric Industries, ADR	13,020		176,421
Toyota Motor, ADR	4,498		544,438
Volkswagen, ADR	12,100		213,081
		2,041,721
Banks - 10.6%
Australia & New Zealand Banking Group, ADR	22,898		455,556
Banco Bilbao Vizcaya Argentaria, ADR	52,559	[a]	324,815
Banco Santander, ADR	108,293		526,304
Barclays, ADR	26,340		228,104
BNP Paribas, ADR	14,661	[b]	375,175
Commerzbank, ADR	28,642	[b]	235,724
Commonwealth Bank of Australia, ADR	1,723	[c]	271,950
Credit Agricole, ADR	38,441	[a,b]	243,139
Danske Bank, ADR	10,508		103,819
Erste Group Bank, ADR	12,733	[b]	239,762
Hang Seng Bank, ADR	11,669		291,258
HSBC Holdings, ADR	20,328	[a]	829,992
ING Groep, ADR	23,169	[a,b]	306,294
Intesa Sanpaolo, ADR	16,734		246,157
Lloyds Banking Group, ADR	90,723	[a,b]	301,200
Mitsubishi UFJ Financial Group, ADR	54,642	[a]	285,231
Mizuho Financial Group, ADR	5,000		15,550
National Australia Bank, ADR	29,006		259,024
Nordea Bank, ADR	5,400		49,194
Shinsei Bank, ADR	84,396	[b]	232,089
Societe Generale, ADR	3,495	[b]	21,197
Sumitomo Mitsui Financial Group, ADR	5,296		37,813
Sumitomo Mitsui Trust Holdings, ADR	67,240		254,840
United Overseas Bank, ADR	6,700	[a,b]	246,962
Westpac Banking, ADR	22,315		427,332
		6,808,481
Capital Goods - 10.1%
ABB, ADR	12,222	[b]	240,896
AGC, ADR	24,076		166,726
Airbus, ADR	20,122	[b]	647,124
Atlas Copco, Cl. A, ADR	8,647	[a]	234,074
Atlas Copco, Cl. B, ADR	5,020	[b]	125,791
BAE Systems, ADR	7,289		181,970
CK Hutchison Holdings, ADR	6,471	[b]	68,496
FANUC, ADR	16,000		264,640
Itochu, ADR	705		25,500
Kajima, ADR	17,085		254,908
Kawasaki Heavy Industries, ADR	22,754		229,588
Keppel, ADR	13,187		119,606

BNY Mellon International Appreciation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 10.1% (continued)
Komatsu, ADR	9,788		240,002
Kubota, ADR	3,271		221,054
Marubeni, ADR	1,423		102,143
Metso, ADR	30,248	[b]	249,848
Mitsubishi Electric, ADR	9,575		239,997
Mitsubishi, ADR	1,157		65,440
Mitsui & Co., ADR	661		208,327
Monotaro, ADR	8,450		198,998
Nidec, ADR	11,562		350,040
NSK, ADR	7,210		132,664
Rolls-Royce Holdings, ADR	22,230		284,877
Safran, ADR	200	[b]	6,812
Sandvik, ADR	23,276	[b]	381,261
Schneider Electric, ADR	2,150	[b]	33,261
Siemens, ADR	7,872		429,732
SKF, ADR	10,990	[a]	185,291
Sumitomo, ADR	11,086		157,421
TOTO, ADR	6,445		244,942
Vinci, ADR	2,800		66,668
Volvo, ADR	6,252	[a]	91,561
		6,449,658
Commercial & Professional Services - 2.7%
Dai Nippon Printing, ADR	25,828	[a]	300,638
Experian, ADR	13,373		348,032
RELX, ADR	16,624		383,183
Secom, ADR	18,620		402,192
Toppan Printing, ADR	33,905		275,987
		1,710,032
Consumer Durables & Apparel - 5.1%
adidas, ADR	4,125	[b]	500,775
Casio Computer, ADR	1,940		261,784
Cie Financiere Richemont, ADR	40,900		310,227
Electrolux, Cl. B, ADR	3,767		196,976
EssilorLuxottica, ADR	6,134	[b]	370,770
LVMH Moet Hennessy Louis Vuitton, ADR	11,119		762,930
Panasonic, ADR	21,520	[a]	200,244
Pandora, ADR	10,600	[a]	138,913
Sega Sammy Holdings, ADR	67,384		195,414
Sony, ADR	6,922		332,187
		3,270,220
Consumer Services - 1.4%
Compass Group, ADR	13,831		310,022
InterContinental Hotels Group, ADR	4,776	[a]	288,805
Sodexo, ADR	14,960		327,175
		926,002
Diversified Financials - 2.2%
Credit Suisse Group, ADR	17,222	[b]	212,003
Daiwa Securities Group, ADR	42,790		217,801
Deutsche Bank	23,906		220,891
Nomura Holdings, ADR	51,857	[a]	202,242
Orix, ADR	2,529		183,403
UBS Group	27,651	[a,b]	350,338
		1,386,678

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Appreciation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 5.6%
BP, ADR	14,566		621,240
Eni, ADR	11,575		399,916
Equinor, ADR	10,255	[a]	230,327
Repsol, ADR	14,792		255,532
Royal Dutch Shell, Cl. A, ADR	10,124		629,814
Royal Dutch Shell, Cl. B, ADR	8,193		521,157
Total, ADR	10,772		613,035
Woodside Petroleum, ADR	10,815		278,865
		3,549,886
Food & Staples Retailing - 1.7%
Aeon, ADR	15,968		340,597
Dairy Farm International Holdings, ADR	3,000	[b]	134,070
J Sainsbury, ADR	5,618		69,298
Koninklijke Ahold Delhaize, ADR	12,825	[b]	329,603
Seven & I Holdings, ADR	300		6,594
Tesco, ADR	21,655		194,678
		1,074,840
Food, Beverage & Tobacco - 6.9%
Ajinomoto, ADR	10,230		151,916
Anheuser-Busch InBev, ADR	2,685		209,860
British American Tobacco, ADR	2,808		103,166
Coca-Cola Amatil, ADR	39,762		231,216
Coca-Cola European Partners	1,888		89,000
Coca-Cola HBC, ADR	6,762	[b]	226,933
Danone, ADR	27,809	[b]	420,472
Diageo, ADR	2,398		371,162
Heineken, ADR	7,309	[b]	367,752
Imperial Brands, ADR	5,274		177,180
Japan Tobacco, ADR	2,000		25,420
Kirin Holdings, ADR	11,382		254,046
Nestle, ADR	16,305		1,472,831
Orkla, ADR	15,307	[b]	120,237
Yamazaki Baking, ADR	1,023		175,156
		4,396,347
Health Care Equipment & Services - 1.4%
Fresenius Medical Care & Co., ADR	7,800	[b]	304,824
Olympus, ADR	6,140	[b]	272,309
Smith & Nephew, ADR	8,103		313,100
		890,233
Household & Personal Products - 3.0%
Henkel AG & Co., ADR	4,488	[b]	111,661
Kao, ADR	24,940		379,587
L'Oreal, ADR	9,964	[b]	502,783
Reckitt Benckiser Group, ADR	8,141	[b]	125,453
Unilever	8,862		478,371
Unilever, ADR	5,938		316,080
		1,913,935
Insurance - 6.3%
Aego	27,741		148,692
Ageas, ADR	6,836	[b]	336,434
AIA Group, ADR	16,000	[a]	636,640
Allianz, ADR	32,570	[b]	722,565
AXA, ADR	11,900	[b]	300,951
Legal & General Group, ADR	18,467	[b]	346,349

BNY Mellon International Appreciation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 6.3% (continued)
MS&AD Insurance Group Holdings, ADR	16,902		254,713
Prudential, ADR	10,632	[b]	448,670
Tokio Marine Holdings, ADR	8,055		394,212
Zurich Insurance Group, ADR	12,997	[b]	427,861
		4,017,087
Materials - 7.5%
Air Liquide, ADR	16,853		419,134
Akzo Nobel, ADR	5,968		180,711
Alumina, ADR	26,920		209,303
Amcor, ADR	6,096	[a]	259,690
Anglo American, ADR	14,023	[b]	188,048
ArcelorMittal	851	[a,b]	19,445
Asahi Kasei, ADR	10,985	[a]	239,583
BASF, ADR	28,984	[b]	553,305
BHP Group, ADR	8,004	[a]	423,412
BHP Group, ADR	2,445		113,375
Boral, ADR	11,521		163,483
Glencore, ADR	24,336	[b]	195,540
James Hardie Industries, ADR	20,320	[a]	255,016
Johnson Matthey, ADR	1,692		139,142
Nippon Steel & Sumitomo Metal, ADR	82		1,506
Nitto Denko, ADR	5,620		150,841
Norsk Hydro, ADR	20,133		82,545
OJI Holdings, ADR	3,200		190,528
Rio Tinto, ADR	3,124	[a,b]	181,817
Showa Denko, ADR	300		11,091
South32, ADR	13,639		190,196
Teijin, ADR	10,148		167,949
Toray Industries, ADR	15,040		208,830
UPM-Kymmene, ADR	8,622	[b]	260,557
		4,805,047
Media - .4%
Wolters Kluwer, ADR	4,372		288,224
Media & Entertainment - 1.5%
CyberAgent, ADR	10,000		155,850
Nintendo, ADR	1,000		34,250
Pearson, ADR	14,633	[a,b]	166,085
Publicis Groupe, ADR	14,714	[b]	203,053
Ubisoft Entertainment, ADR	15,200	[b]	219,032
WPP, ADR	3,096		170,249
		948,519
Pharmaceuticals Biotechnology & Life Sciences - 9.5%
AstraZeneca, ADR	16,086		668,856
Bayer, ADR	19,670	[b]	395,170
Beigene, ADR	1,283	[a,b]	175,835
CSL, ADR	5,200		356,174
Eisai, ADR	3,323		274,280
GlaxoSmithKline, ADR	7,340		296,242
H Lundeck, ADR	5,100		233,861
Novartis, ADR	13,087		1,193,927
Novo Nordisk, ADR	12,375		605,756
Roche Holding, ADR	30,532		1,057,934
Sanofi, ADR	15,389	[a]	640,182

54

BNY Mellon International Appreciation Fund (continued)
Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.5% (continued)
Takeda Pharmaceutical, ADR		7,951		159,497
Teva Pharmaceutical Industries, ADR		300	[b]	5,049
			6,062,763
Real Estate - 3.8%
British Land, ADR		20,994		168,372
CapitaLand, ADR		56,796	[a,b]	291,363
City Developments, ADR		32,591		215,264
Daiwa House Industry, ADR		7,610		235,758
Hysan Development, ADR		25,301		263,383
Lendlease Group, ADR		24,316		217,628
Mitsubishi Estate, ADR		15,000		257,325
Sino Land, ADR		29,641		270,622
Sun Hung Kai Properties, ADR		12,037		200,175
Swire Pacific, Cl. A, ADR		25,906		306,468
			2,426,358
Retailing - 1.2%
Fast Retailing, ADR		150		7,048
Hennes & Mauritz, ADR		45,706		138,261
INDITEX, ADR		16,800		253,596
Kingfisher, ADR		27,401		180,436
Marui Group, ADR		5,401		190,412
			769,753
Semiconductors & Semiconductor Equipment - .4%
ASML Holding		1,355	[b]	247,789
SUMCO, ADR		1,000		25,435
			273,224
Software & Services - 3.2%
Computershare, ADR		17,942		218,803
Dassault Systemes, ADR		2,720	[b]	397,773
Fujitsu, ADR		14,005		189,208
NICE Systems, ADR		1,500	[a,b]	176,535
Sage Group, ADR		6,064	[a]	212,786
SAP, ADR		7,862	[b]	842,256
			2,037,361
Technology Hardware & Equipment - 2.7%
Canon, ADR		8,097		233,194
Ericsson, ADR		25,504	[b]	231,321
Fujifilm Holdings, ADR		6,819		306,991
Hitachi, ADR		835		50,250
Kyocera, ADR		3,424		188,902
Nokia, ADR		11,880	[b]	72,349
Omron, ADR		4,660		201,895
Ricoh,ADR		22,155		225,870
TDK, ADR		2,871	[a]	224,426
			1,735,198
Telecommunication Services - 3.9%
BT Group, ADR		10,368	[a]	149,818
Deutsche Telekom, ADR		25,034	[b]	412,185
KDDI, ADR		20,150	[a]	242,707
Nippon Telegraph & Telephone, ADR		4,682		202,988
Orange, ADR		13,052		198,912
Singapore Telecommunications, ADR		124	[a]	2,758
SoftBank Group, ADR		6,000		278,460

BNY Mellon International Appreciation Fund (continued)
Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Telecommunication Services - 3.9% (continued)
Swisscom, ADR		5,286	[a,b]	245,006
Telecom Italia, ADR		20,896	[b]	126,003
Telefonica, ADR		30,412		263,064
Telenor, ADR		8,088		158,363
Telstra, ADR		11,948		132,862
Vodafone Group, ADR		4,964		88,607
			2,501,733
Transportation - .9%
ANA Holdings, ADR		18,872	[b]	144,560
Deutsche Lufthansa, ADR		5,366	[b]	137,155
Nippon Yusen, ADR		34,373		106,900
Ryanair Holdings, ADR		2,663	[b]	198,500
			587,115
Utilities - 4.0%
Centrica, ADR		970		6,562
CLP Holdings, ADR		12,613	[a]	149,716
E.ON, ADR		24,594	[b]	269,796
EDP - Energias de Portugal, ADR		330	[b]	12,118
Enel, ADR		63,707		382,242
Engie, ADR		486		7,290
Hong Kong & China Gas, ADR		97,666		225,120
Iberdrola, ADR		10,196		341,464
National Grid, ADR		3,940		222,610
RWE, ADR		9,780	[b]	239,414
SSE, ADR		1,560		24,601
United Utilities Group, ADR		10,947		246,089
Veolia Environnement, ADR		13,277	[b]	290,235
Verbund, ADR		16,200	[b]	155,439
			2,572,696
Total Common Stocks (cost $77,958,185)			63,443,111
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.40%, 3/7/19 (cost $54,978)		55,000	[d,e]	54,979
1-Day Yield (%)		Shares
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $499,829)	2.41	499,829	[f]	499,829

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Appreciation Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,687,915)	2.41	2,687,915	[f] 2,687,915
Total Investments (cost $81,200,907)		104.3%	66,685,834
Liabilities, Less Cash and Receivables		(4.3%)	(2,745,670)
Net Assets		100.0%	63,940,164

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $5,271,032 and the value of the collateral held by the fund was $5,473,169, consisting of cash collateral of $2,687,915 and U.S. Government & Agency securities valued at $2,785,254.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $271,950 or .43% of net assets.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	18.4
Industrials	13.7
Consumer Staples	11.3
Consumer Discretionary	11.0
Health Care	10.9
Materials	7.5
Information Technology	6.3
Energy	5.5
Communication Services	5.4
Investment Companies	5.0
Utilities	4.0
Real Estate	3.8
Financial	.7
Communications	.4
Consumer, Non-cyclical	.3
Government	.1
104.3

† Based on net assets.

See notes to financial statements.

56

BNY Mellon International Equity Income Fund
Description	Shares		Value ($)
Common Stocks - 93.3%
Australia - 7.0%
Alumina	510,500		923,414
Australia & New Zealand Banking Group	120,500		2,393,347
National Australia Bank	322,000		5,739,961
Transurban Group	348,800		3,085,343
Wesfarmers	119,400		2,810,226
Westpac Banking	387,900		7,418,229
		22,370,520
Canada - 5.7%
Royal Bank of Canada	99,300		7,760,937
Toronto-Dominion Bank	136,300		7,815,797
Vermillion Energy	108,300		2,770,149
		18,346,883
China - 6.7%
Alibaba Group Holding, ADR	10,300	[a]	1,885,209
Bank of China, Cl. H	5,035,500	[a]	2,347,837
Guangzhou R&F Properties, Cl. H	4,225,300		7,901,832
Industrial & Commercial Bank of China, Cl. H	4,625,000	[a]	3,558,712
Sinopec Shanghai Petrochemical, Cl. H	1,926,000	[a]	976,525
Tencent Holdings	50,100	[a]	2,143,199
Zhejiang Expressway, Cl. H	2,630,700	[a]	2,744,729
		21,558,043
Czech Republic - 1.6%
CEZ	216,600	[a]	5,248,392
Finland - 3.7%
Fortum	205,000		4,551,620
Nordea Bank	795,000		7,209,744
		11,761,364
France - 6.5%
AXA	111,400		2,825,042
BNP Paribas	30,900		1,583,557
Bouygues	980		37,064
Casino Guichard Perrachon	149,600	[b]	7,910,856
Natixis	550,900	[a]	3,027,834
Renault	18,200	[a]	1,246,857
Total	77,200		4,389,679
		21,020,889
Germany - 2.9%
Deutsche Post	39,500	[a]	1,227,468
Muenchener Rueckversicherungs	17,000		4,004,620
ProSiebenSat.1 Media	232,500	[a]	4,241,892
		9,473,980
Greece - .7%
OPAP	229,900		2,353,498
Hong Kong - 2.5%
Nine Dragons Paper Holdings	2,633,000		2,730,357
PCCW	2,617,000		1,573,584
Yue Yuen Industrial Holdings	1,099,500		3,697,799
		8,001,740
Israel - .5%
Bezeq The Israeli Telecommunication Corporation	1,712,600		1,501,667
Italy - 1.8%
Eni	327,400		5,647,836

BNY Mellon International Equity Income Fund (continued)
Description	Shares		Value ($)
Common Stocks - 93.3% (continued)
Japan - 13.1%
Aozora Bank	79,200		2,280,824
Canon	108,500		3,115,853
FANUC	5,600		926,425
Honda Motor	63,500		1,796,219
ITOCHU	396,400		7,105,434
Japan Airlines	65,600		2,392,356
Mitsui & Co.	106,800		1,676,760
MS&AD Insurance Group Holdings	112,000		3,359,045
Nissan Motor	399,800		3,451,913
NTT Docomo	54,800		1,274,070
Sumco	97,000		1,229,633
Sumitomo	110,100		1,580,900
Takeda Pharmaceutical	129,400		5,188,073
Tokyo Electron	48,900		6,646,346
		42,023,851
Luxembourg - .9%
RTL Group	53,500		3,017,120
Macau - 1.6%
Sands China	1,059,800		5,292,418
Netherlands - 2.5%
Royal Dutch Shell, Cl. A	232,500		7,245,303
Royal Dutch Shell, Cl. B	26,200		821,673
		8,066,976
New Zealand - 2.3%
Auckland International Airport	188,800		999,011
Spark New Zealand	2,549,800		6,476,823
		7,475,834
Norway - 2.4%
Mowi	332,400	[a]	7,668,394
Qatar - .0%
Commercial Bank	11,484		126,470
Russia - 3.3%
Alrosa	842,500		1,215,255
MMC Norilsk Nickel	10,000		2,140,755
Severstal	465,800		7,268,543
		10,624,553
Singapore - 1.9%
Ascendas Real Estate Investment Trust	1,346,000		2,787,574
DBS Group Holdings	19,000		349,083
Singapore Telecommunications	1,263,700		2,822,762
		5,959,419
South Africa - .6%
MTN Group	93,500	[a]	554,084
Redefine Properties	2,076,100		1,430,345
		1,984,429
South Korea - 1.2%
Hyosung	36,500		2,433,982
Samsung Electronics	33,800		1,355,366
		3,789,348
Spain - 1.0%
Banco Santander	645,200		3,152,760
Sweden - 1.3%
Hennes & Mauritz, Cl. B	51,000		771,847

57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon International Equity Income Fund (continued)
Description		Shares		Value ($)
Common Stocks - 93.3% (continued)
Sweden - 1.3% (continued)
Skanska, Cl. B		191,600		3,456,102
			4,227,949
Switzerland - 4.8%
Nestle		29,650		2,684,409
Novartis		61,600		5,619,021
Roche Holding		9,971		2,770,361
Zurich Insurance Group		12,865		4,253,745
			15,327,536
Taiwan - 4.9%
Asustek Computer		800,000	[a]	5,705,652
Chicony Electronics		372,162	[a]	822,284
Compal Electronics		1,024,900	[a]	636,056
Nan Ya Plastics		1,345,000	A	3,360,697
President Chain Store		284,000	[a]	2,939,061
Transcend Information		247,400	[a]	553,056
Uni-President Enterprises		644,000	[a]	1,569,379
			15,586,185
Turkey - .5%
Tupras Turkiye Petrol Rafinerileri		59,100		1,588,695
United Arab Emirates - .6%
Dubai Islamic Bank		1,300,658		1,848,471
United Kingdom - 10.8%
AstraZeneca		280		22,799
BP		1,159,200		8,216,426
British American Tobacco		98,500		3,603,855
GlaxoSmithKline		272,100		5,404,114
HSBC Holdings		223,173		1,814,218
Imperial Brands		100,300		3,339,791
Legal & General Group		756,700	[a]	2,816,239
Persimmon		176,000		5,679,537
Rio Tinto		32,900		1,892,097
SSE		44,100		695,178
Vodafone Group		726,500		1,293,913
			34,778,167
Total Common Stocks (cost $291,616,592)			299,823,387

Exchange-Traded Funds - 3.2%
United States - 3.2%
iShares MSCI EAFE ETF (cost $9,890,444)		158,000		10,154,660
	Preferred Dividend Rate (%)
Preferred Stocks - .8%
South Korea - .8%
Hyundai Motor (cost $3,478,137)	5.84	39,700		2,601,485
1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,191,679)	2.41	5,191,679	[c]	5,191,679

BNY Mellon International Equity Income Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,366,079)	2.41	2,366,079	[c]	2,366,079
Total Investments (cost $312,542,931)		99.6%	320,137,290
Cash and Receivables (Net)		.4%	1,208,346
Net Assets		100.0%	321,345,636

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $2,354,060 and the value of the collateral held by the fund was $2,366,079.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.2
Energy	9.5
Materials	6.4
Pharmaceuticals Biotechnology & Life Sciences	5.9
Food, Beverage & Tobacco	5.9
Insurance	5.4
Capital Goods	5.4
Telecommunication Services	4.8
Technology Hardware & Equipment	3.8
Real Estate	3.8
Food & Staples Retailing	3.4
Utilities	3.3
Transportation	3.2
Registered Investment Companies	3.2
Media & Entertainment	2.9
Consumer Durables & Apparel	2.9
Automobiles & Components	2.8
Semiconductors & Semiconductor Equipment	2.4
Consumer Services	2.4
Investment Companies	2.4
Retailing	1.7
Diversified Financials	.9
99.6

† Based on net assets.

See notes to financial statements.

58

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.8%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	320,000		310,400
Airlines - .1%
American Airlines Pass-Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	318,812		308,355
United Airlines Pass Through Trust, Bonds, Ser. 2019-1, Cl. AA	4.15	8/25/2031	395,000		405,941
				714,296
Automobiles & Components - .1%
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	300,000		298,118
Banks - 1.2%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	590,000		590,182
Barclays, Sub. Notes	5.20	5/12/2026	55,000		55,448
Citigroup, Sub. Notes	4.45	9/29/2027	625,000		627,785
Citizens Financial Group, Sub. Notes	4.15	9/28/2022	545,000	[a]	548,274
Cooperatieve Rabobank, Gtd. Notes	4.50	1/11/2021	530,000		545,403
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	530,000		631,111
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		425,374
Morgan Stanley, Sub. Notes	4.88	11/1/2022	680,000		712,288
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	335,000		344,436
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	240,000		253,394
Societe Generale, Sub. Notes	4.75	11/24/2025	510,000	[a]	518,666
Sumitomo Mitsui Banking, Gtd. Notes, 3 Month LIBOR +0.37%	3.15	10/16/2020	315,000	[b]	315,118
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	225,000		220,872
				5,788,351
Beverage Products - .2%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	375,000	[a]	361,605
PepsiCo, Sr. Unscd. Notes	4.50	1/15/2020	375,000		380,808
				742,413
Chemicals - .1%
DowDuPont, Sr. Unscd. Notes	4.49	11/15/2025	405,000		423,766
Commercial & Professional Services - .1%
George Washington University, Unscd. Bonds	4.13	9/15/2048	325,000		326,766
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	350,000		358,666
				685,432
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	272,335		274,879

59

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - .2% (continued)
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, Cl. A4	3.20	3/15/2048	315,000	316,698
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	538,744
				1,130,321
Diversified Financials - .2%
Aercap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	470,000	476,428
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	410,000	408,622
				885,050
Electronic Components - .1%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	345,000	343,701
Energy - .4%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	250,308
Concho Resources, Gtd. Notes	4.30	8/15/2028	225,000	227,004
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	170,000	178,109
Enterprise Products Operating, Gtd. Notes	2.55	10/15/2019	200,000	199,687
Exxon Mobil, Sr. Unscd. Notes	1.71	3/1/2019	260,000	260,000
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	200,000	216,594
Shell International Finance, Gtd. Notes	3.50	11/13/2023	300,000	306,677
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	192,399
Williams Cos., Sr. Unscd. Notes	4.30	3/4/2024	225,000	230,314
				2,061,092
Foreign/Governmental - .2%
Petroleos Mexicanos, Gtd. Notes	4.88	1/24/2022	470,000	468,355
Province of Ontario Canada, Sr. Unscd. Notes	3.05	1/29/2024	430,000	433,289
				901,644
Health Care - .4%
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	325,000	320,069
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	325,000	354,406
Biogen, Sr. Unscd. Notes	2.90	9/15/2020	345,000	345,085
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	300,000	297,645
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	435,000	424,039
				1,741,244

60

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.8% (continued)
Industrials - .1%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	505,000	503,680
Rockwell Automation, Sr. Unscd. Notes	3.50	3/1/2029	200,000	200,078
				703,758
Information Technology - .3%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000	307,170
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	440,000	432,355
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	570,000	563,054
				1,302,579
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	300,000	302,558
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	345,000	339,402
				641,960
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	435,000	427,504
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	385,000	380,145
eBay, Sr. Unscd. Notes	2.60	7/15/2022	320,000	313,366
				1,121,015
Media - .3%
21st Century Fox America, Gtd. Notes	6.15	3/1/2037	265,000	327,556
Comcast, Gtd. Notes	3.60	3/1/2024	625,000	635,005
Discovery Communications, Gtd. Notes	2.80	6/15/2020	345,000	[a] 342,163
				1,304,724
Municipal Bonds - 1.2%
California, GO, Refunding	3.38	4/1/2025	400,000	405,448
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	147,000	146,909
California Educational Facilities Authority, Revenue Bonds, Refunding (Stanford University) Ser. U-2	5.00	10/1/2032	375,000	477,180
Chicago, GO, Ser. B	7.38	1/1/2033	290,000	314,928
Commonwealth of Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	362,362
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	900,000	900,207
New York City, GO (Build America Bonds) Ser. H-1	6.25	6/1/2035	345,000	357,927

61

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.8% (continued)
Municipal Bonds - 1.2% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Build America Bonds)	6.28	6/15/2042	530,000	559,240
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate Revenue Bonds, Ser. A3	3.88	8/1/2031	350,000	352,881
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/2034	180,000	184,907
Shawnee County Unified School District No 345 Seaman, GO, Refunding, Ser. A	5.00	9/1/2024	650,000	724,054
Texas Public Finance Authority, Windstorm Insurance Association Premium Revenue Bonds	8.25	7/1/2024	310,000	313,240
University of California, Limited Project Revenue Bonds, Refunding, Ser. J	4.13	5/15/2045	340,000	340,374
				5,439,657
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	267,559
Boston Properties, Sr. Unscd. Notes	4.13	5/15/2021	215,000	219,217
CubeSmart, Gtd. Notes	4.80	7/15/2022	170,000	176,353
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	340,000	339,188
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	280,000	272,173
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	165,000	167,956
				1,442,446
Semiconductors & Semiconductor Equipment - .1%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	290,000	288,701
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	300,000	312,079
Telecommunication Services - .4%
AT&T, Sr. Unscd. Notes	4.13	2/17/2026	335,000	335,508
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	460,000	413,006
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	590,000	580,792
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	570,000	634,523
				1,963,829
Transportation - .3%
Burlington North Santa Fe, Sr. Unscd. Debs.	3.45	9/15/2021	430,000	434,635
JB Hunt Transport Services, Sr. Unscd. Notes	3.88	3/1/2026	310,000	309,602
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	315,000	314,740

62

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 13.8% (continued)
Transportation - .3% (continued)
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000		319,293
				1,378,270
U.S. Government Agencies - .1%
Federal Farm Credit Bank, Bonds	3.60	7/23/2025	325,000		325,360
U.S. Government Agencies Mortgage-Backed - 3.8%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			428,726	[c]	428,462
3.50%, 11/1/32-4/1/48			2,456,162	[c]	2,463,004
4.00%, 11/1/47-9/1/48			2,314,972	[c]	2,365,470
4.50%, 7/1/48-11/1/48			1,102,888	[c]	1,143,713
5.00%, 7/1/40			176,184	[c]	188,977
Federal National Mortgage Association:
2.50%, 10/1/31			726,242	[c]	713,424
3.00%, 6/1/37-9/1/46			2,628,690	[c]	2,574,996
3.50%, 5/1/33-3/1/48			1,860,033	[c]	1,869,674
4.00%, 2/1/39-11/1/48			1,253,805	[c]	1,282,242
4.50%, 7/1/48			585,268	[c]	606,139
5.00%, 11/1/43-9/1/48			492,733	[c]	519,805
Government National Mortgage Association II:
3.00%, 9/20/47			938,107		926,694
3.50%, 4/20/46-9/20/47			1,013,631		1,023,733
4.00%, 8/1/48			914,606		939,767
4.50%, 12/1/48			627,491		650,487
				17,696,587
U.S. Government Securities - 2.8%
U.S. Treasury Bonds	2.25	8/15/2046	420,000		354,654
U.S. Treasury Bonds	2.50	5/15/2046	640,000		570,425
U.S. Treasury Bonds	2.75	11/15/2047	185,000	[d]	172,982
U.S. Treasury Bonds	2.88	8/15/2045	470,000		452,448
U.S. Treasury Notes	1.88	4/30/2022	1,390,000		1,363,883
U.S. Treasury Notes	2.00	11/15/2026	555,000	[d]	529,906
U.S. Treasury Notes	2.13	9/30/2021	460,000		455,634
U.S. Treasury Notes	2.25	11/15/2027	20,000		19,313
U.S. Treasury Notes	2.38	1/31/2023	320,000		318,338
U.S. Treasury Notes	2.38	5/15/2027	385,000	[d]	376,804
U.S. Treasury Notes	2.50	1/31/2024	2,535,000	[d]	2,532,574
U.S. Treasury Notes	2.63	2/15/2029	220,000	[d]	218,208
U.S. Treasury Notes	2.63	2/28/2023	385,000		386,579
U.S. Treasury Notes	2.63	1/31/2026	215,000	[d]	215,151
U.S. Treasury Notes	2.88	10/15/2021	105,000		105,970
U.S. Treasury Notes	2.88	8/15/2028	220,000		222,888
U.S. Treasury Notes	2.88	11/30/2023	165,000		167,623
U.S. Treasury Notes	3.13	11/15/2028	1,465,000		1,515,274
United States Treasury Inflation Indexed Bonds, US CPI URBAN CONSUMERS NSA	1.00	2/15/2046	652,085	[e]	634,038
United States Treasury Inflation Indexed Notes, US CPI URBAN CONSUMERS NSA	0.38	7/15/2025	683,319	[e]	672,716

63

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 13.8% (continued)
U.S. Government Securities - 2.8% (continued)
United States Treasury Inflation Indexed Notes, US CPI URBAN CONSUMERS NSA	0.38	1/15/2027	332,816	[e] 323,612
United States Treasury Inflation Indexed Notes, US CPI URBAN CONSUMERS NSA	0.63	1/15/2024	629,887	[e] 630,287
United States Treasury Inflation Indexed Notes, US CPI URBAN CONSUMERS NSA	0.63	4/15/2023	960,868	[e] 959,676
				13,198,983
Utilities - .3%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000	159,380
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000	277,844
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	280,000	271,819
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	335,000	302,690
Public Service Enterprise Group, Sr. Unscd. Notes	1.60	11/15/2019	170,000	168,439
				1,180,172
Total Bonds and Notes (cost $64,520,476)			64,325,948
Description			Shares	Value ($)
Common Stocks - 23.5%
Aerospace & Defense - .9%
Boeing			4,714	2,073,971
Lockheed Martin			3,630	1,123,158
Raytheon			4,714	879,161
				4,076,290
Agriculture - .5%
Altria Group			19,155	1,003,914
Philip Morris International			15,468	1,344,788
				2,348,702
Airlines - .1%
United Continental Holdings			7,365	[f] 646,721
Banks - 1.5%
Bank of America			75,854	2,205,834
Comerica			10,325	899,411
JPMorgan Chase & Co.			24,237	2,529,373
Popular			10,311	581,334
Wells Fargo & Co.			736	36,719
Zions Bancorp			13,259	677,535
				6,930,206
Beverage Products - .1%
PepsiCo			4,493	519,571
Chemicals - .4%
CF Industries Holdings			13,994	590,547
Huntsman			23,765	589,134
LyondellBasell Industries, Cl. A			7,513	642,512
Westlake Chemical			958	66,935
				1,889,128

64

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 23.5% (continued)
Commercial & Professional Services - .4%
Automatic Data Processing	5,523		845,185
S&P Global	5,818		1,165,753
		2,010,938
Consumer Discretionary - .2%
Carnival	14,063		812,279
Consumer Durables & Apparel - .2%
NIKE, Cl. B	13,994		1,199,706
Consumer Staples - .2%
Procter & Gamble	8,138		802,000
Diversified Financials - .6%
American Express	6,038		650,534
Discover Financial Services	13,239		948,045
Evercore, Cl. A	6,631		610,715
Synchrony Financial	22,095		720,518
		2,929,812
Energy - 1.4%
Chevron	14,763		1,765,360
ConocoPhillips	16,205		1,099,509
Continental Resources	3,683	[f]	164,299
Exxon Mobil	15,465		1,222,199
HollyFrontier	9,572		490,086
Marathon Petroleum	14,620		906,586
Phillips 66	10,089		972,176
		6,620,215
Environmental Control - .0%
Pentair	5,156		219,336
Food & Staples Retailing - .7%
Sysco	10,311		696,508
Walgreens Boots Alliance	13,370		951,810
Walmart	15,387		1,523,159
		3,171,477
Health Care - 4.2%
AbbVie	16,502		1,307,618
Agilent Technologies	9,539		757,778
Allergan	1,104		152,032
Amgen	7,440		1,414,195
Baxter International	8,104		605,612
Biogen	3,609	[f]	1,183,788
Bristol-Myers Squibb	16,940		875,120
Danaher	10,550		1,340,061
Herbalife Nutrition	11,047	[f]	619,737
IDEXX Laboratories	3,757	[f]	792,840
Illumina	2,503	[f]	782,863
Johnson & Johnson	18,557		2,535,628
Merck & Co.	8,839		718,522
Mettler-Toledo International	221	[f]	150,481
Pfizer	49,796		2,158,657
Thermo Fisher Scientific	3,094		803,110
UnitedHealth Group	4,863		1,177,916
Waters	4,050	[f]	980,991

65

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 23.5% (continued)
Health Care - 4.2% (continued)
Zoetis	11,787		1,110,689
		19,467,638
Household & Personal Products - .2%
Kimberly-Clark	7,070		825,988
Industrials - .3%
Textron	12,522		679,945
Xerox	20,629		637,436
		1,317,381
Information Technology - 2.7%
Adobe	4,639	[f]	1,217,737
Broadridge Financial Solutions	5,228		529,335
Cadence Design Systems	19,151	[f]	1,096,395
CDK Global	10,310		598,083
Citrix Systems	4,642		489,731
Cognizant Technology Solutions, Cl. A	12,522		888,812
Fiserv	2,505	[f]	212,148
International Business Machines	3,951		545,752
Intuit	3,976		982,589
Mastercard, Cl. A	958		215,330
Microsoft	30,496		3,416,467
Paychex	2,947		226,978
Visa, Cl. A	13,919		2,061,682
		12,481,039
Insurance - .9%
Allstate	11,030		1,041,011
Berkshire Hathaway, Cl. B	4,345	[f]	874,648
Progressive	16,185		1,179,886
Prudential Financial	1,285		123,167
Torchmark	10,314		851,524
		4,070,236
Internet Software & Services - 2.2%
Alphabet, Cl. A	1,621	[f]	1,826,138
Alphabet, Cl. C	1,695	[f]	1,898,264
Amazon.com	1,915	[f]	3,140,274
Facebook, Cl. A	14,809	[f]	2,390,913
Match Group	14,730		815,747
		10,071,336
Media - .5%
CBS, Cl. B	13,259		665,734
Netflix	1,031	[f]	369,201
Walt Disney	13,334		1,504,609
		2,539,544
Real Estate - .2%
Prologis	2,210	[g]	154,833
Public Storage	4,533	[g]	958,684
		1,113,517
Retailing - 1.0%
Best Buy	14,732		1,014,151
Dick's Sporting Goods	15,463		603,985
Foot Locker	8,837		525,978

66

BNY Mellon Asset Allocation Fund (continued)
Description		Shares		Value ($)
Common Stocks - 23.5% (continued)
Retailing - 1.0% (continued)
Home Depot		3,093		572,638
Kohl's		8,835		596,628
Macy's		18,412		456,433
Tapestry		17,678		617,669
TripAdvisor		2,946	[f]	156,639
			4,544,121
Semiconductors & Semiconductor Equipment - .6%
Intel		35,344		1,871,818
Micron Technology		18,419	[f]	752,969
Texas Instruments		2,988		316,071
			2,940,858
Technology Hardware & Equipment - 1.7%
Accenture, Cl. A		8,325		1,343,488
Apple		25,625		4,436,969
F5 Networks		3,770	[f]	633,888
Fortinet		2,946	[f]	255,683
HP		42,705		842,570
Seagate Technology		1,473		68,583
Zebra Technologies, Cl. A		1,400	[f]	280,714
			7,861,895
Telecommunication Services - .5%
AT&T		4,050		126,036
Verizon Communications		35,356		2,012,464
			2,138,500
Transportation - .6%
CSX		10,311		749,300
Norfolk Southern		6,187		1,109,329
Union Pacific		5,893		988,256
			2,846,885
Utilities - .7%
Exelon		26,521		1,288,655
NRG Energy		22,830		951,554
OGE Energy		20,622		876,847
			3,117,056
Total Common Stocks (cost $84,547,522)		109,512,375
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 62.8%
Registered Investment Companies - 62.8%
ASG Managed Futures Strategy Fund, Cl. Y		969,204		8,461,152
BNY Mellon Corporate Bond Fund, Cl. M		1,024,265	[h]	12,823,794
BNY Mellon Emerging Markets Fund, Cl. M		2,117,866	[h]	22,195,231
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,096,479	[h]	44,867,974
BNY Mellon Income Stock Fund, Cl. M		1,446,123	[h]	12,161,894
BNY Mellon Intermediate Bond Fund, Cl. M		1,980,834	[h]	24,423,681
BNY Mellon International Fund, Cl. M		1,053,734	[h]	13,087,372
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		1,413,161	[h]	23,924,809
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		263,462	[h]	4,626,393
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		892,161	[h]	11,589,174

67

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 62.8% (continued)
Registered Investment Companies - 62.8% (continued)
Dynamic Total Return Fund, CI. Y		520,094	[h]	8,207,079
Dreyfus Floating Rate Income Fund, Cl. Y		926,273	[h]	10,883,706
Dreyfus Global Real Estate Securities Fund, Cl. Y		942,507	[h]	8,567,392
Dreyfus High Yield Fund, Cl. I		1,760,043	[h]	10,613,060
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.41	8,345,064	[h]	8,345,064
Dreyfus International Small Cap Fund, Cl. Y		866,056	[h]	11,457,927
Dreyfus Research Growth Fund, Cl. Y		719,840	[h]	10,668,023
Dreyfus Select Managers Small Cap Growth Fund, Cl. Y		762,989	[h]	18,876,351
Dreyfus Select Managers Small Cap Value Fund, Cl. Y		646,085	[h]	14,078,196
Dreyfus/Newton International Equity Fund, Cl. Y		624,558	[h]	12,441,194
Total Investment Companies (cost $265,381,968)		292,299,466
Total Investments (cost $414,449,966)		100.1%	466,137,789
Liabilities, Less Cash and Receivables		(0.1%)	(517,225)
Net Assets		100.0%	465,620,564

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $1,770,708 or .38% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $3,501,745 and the value of the collateral held by the fund was $3,592,243, consisting of U.S. Government & Agency securities.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	62.8
Consumer, Non-cyclical	6.0
Financial	5.6
Technology	4.9
Communications	4.2
Government	4.2
Mortgage Securities	4.0
Industrial	2.7
Consumer, Cyclical	2.3
Energy	2.0
Utilities	.9
Basic Materials	.5
100.1

† Based on net assets.

See notes to financial statements.

68

STATEMENTS OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Large Cap Stock Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,371,133	45,018,315	46,279,579	-	-	1,109,869.5		17,035
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	2,050,309	2,050,309	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	1,888,927	235,414	-	-	1,653,513.8		-
Total	2,371,133	48,957,551	48,565,302	-	-	2,763,382	1.3	17,035
BNY Mellon Large Cap Market Opportunities Fund
Registered Investment Companies;
BNY Mellon Income Stock Fund, Cl. M	6,962,823	2,300,001	1,021,610	(55,284)	(772,726)	7,413,204	16.5	601,593
Dreyfus Institutional Preferred Government Plus Money Market Fund	558,067	10,229,360	10,126,719	-	-	660,708	1.5	9,763
Dreyfus Research Growth Fund, Cl. Y	16,290,492	300,000	2,761,676	451,435	(2,898,476)	11,381,775	25.3	1,401,298
Dreyfus Strategic Value Fund, Cl. Y	8,873,949	3,175,000	1,287,429	(194,961)	(1,357,123)	9,209,436	20.4	1,128,816
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	193,919	298,565	492,484	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	37,437	37,437	-	-	-	-	-
Total	32,879,250	16,340,363	15,727,355	201,190	(5,028,325)	28,665,123	63.7	3,141,470

69

STATEMENTS OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited) (continued)

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Registered Investment Companies;
BNY Mellon Income Stock Fund, Cl. M	23,882,111	9,550,000	822,204	(69,510)	(2,515,519)	30,024,878	9.8	2,156,932
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,850,823	21,637,976	21,993,540	-	-	2,495,259.8		38,347
Dreyfus Research Growth Fund, Cl. Y	53,194,402	3,750,000	4,838,606	188,818	(6,576,091)	45,718,523	14.9	4,495,607
Dreyfus Strategic Value Fund, Cl. Y	27,333,196	14,150,000	1,148,364	(155,379)	(4,064,560)	36,114,893	11.8	3,614,952
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	776,954	1,089,789	1,866,743	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	700,809	700,809	-	-	-	-	-
Total	108,037,486	50,878,574	31,370,266	(36,071)	(13,156,170)	114,353,553	37.3	10,305,838
BNY Mellon Income Stock Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	50,950,671	286,308,790	302,100,108	-	-	35,159,353	3.5	402,388
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	10,316,873	48,773,470	59,090,343	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	39,618,319	37,401,515	-	-	2,216,804.2		-
Total	61,267,544	374,700,579	398,591,966	-	-	37,376,157	3.7	402,388

70

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Mid Cap Multi-Strategy Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	58,809,239	328,598,407	343,270,489	-	-	44,137,157	1.6	502,684
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	91,348,828	78,382,647	-	-	12,966,181.5		-
Total	58,809,239	419,947,235	421,653,136	-	-	57,103,338	2.1	502,684
BNY Mellon Small Cap Multi-Strategy Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	25,813,487	81,555,636	93,062,275	-	-	14,306,848	3.1	132,217
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	28,354,418	67,265,521	95,619,939	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	36,245,086	24,608,892	-	-	11,636,194	2.6	-
Total	54,167,905	185,066,243	213,291,106	-	-	25,943,042	5.7	132,217
BNY Mellon Focused Equity Opportunities Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,315,710	80,225,335	79,687,628	-	-	4,853,417	1.1	36,697

71

STATEMENTS OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited) (continued)

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Small/ Mid Cap Multi-Strategy Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	8,999,810	40,513,189	43,472,646	-	-	6,040,353	2.4	58,921
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	26,101,299	21,272,281	-	-	4,829,018	2.0	-
Total	8,999,810	66,614,488	64,744,927	-	-	10,869,371	4.4	58,921
BNY Mellon International Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	8,123,756	122,184,504	119,003,161	-	-	11,305,099	1.2	67,595
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	5,690,913	1,560,885	-	-	4,130,028.4		-
Total	8,123,756	127,875,417	120,564,046	-	-	15,435,127	1.6	67,595
BNY Mellon Emerging Markets Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	158,403,128	149,267,873	-	-	9,135,255	1.1	40,777
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	2,166,708	2,166,708	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	89,476,219	87,752,918	-	-	1,723,301.2		-
Total	-	250,046,055	239,187,499	-	-	10,858,556	1.3	40,777

72

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon International Appreciation Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,017,084	5,314,441	5,831,696	-	-	499,829.8		5,555
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	9,718,103	7,030,188	-	-	2,687,915	4.2	-
Total	1,017,084	15,032,544	12,861,884	-	-	3,187,744	5.0	5,555
BNY Mellon International Equity Income Fund
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	932,182	64,019,169	59,759,672	-	-	5,191,679	1.6	35,369
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	2,366,079	-	-	-	2,366,079.7		-
Total	932,182	66,385,248	59,759,672	-	-	7,557,758	2.3	35,369
BNY Mellon Asset Allocation Fund
Registered Investment Companies;
BNY Mellon Corporate Bond Fund, Cl. M	12,577,733	243,061	-	-	3,000	12,823,794	2.8	243,061
BNY Mellon Emerging Markets Fund, Cl. M	22,530,508	157,840	-	-	(493,117)	22,195,231	4.8	157,840
BNY Mellon Focused Equity Opportunities Fund, Cl. M	48,499,412	6,845,367	-	-	(10,476,805)	44,867,974	9.6	6,845,368
BNY Mellon Income Stock Fund, Cl. M	12,764,651	1,145,866	-	-	(1,748,623)	12,161,894	2.6	1,145,866
BNY Mellon Intermediate Bond Fund, Cl. M	24,047,441	236,934	-	-	139,306	24,423,681	5.2	236,934
BNY Mellon International Fund, Cl. M	13,872,483	260,947	-	-	(1,046,058)	13,087,372	2.8	260,947
BNY Mellon Mid Cap Multi-Strategy Fund, Cl M	38,721,182	1,928,462	12,079,917	1,791,785	(6,436,703)	23,924,809	5.1	1,928,462
BNY Mellon Small Cap Multi-Strategy Fund, Cl M	6,789,894	640,840	1,606,565	237,717	(1,435,493)	4,626,393	1.0	640,840
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl M	12,625,248	1,698,493		-	(2,734,567)	11,589,174	2.5	1,698,493

73

STATEMENTS OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited) (continued)

Investment Companies	Value 8/31/18	Purchases ($)	Sales ($)	Net Realized Gain (Loss) ($)	Net Unrealized Appreciation (Depreciation) ($)	Value 2/28/19	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Asset Allocation Fund (continues)
Dreyfus Floating Rate Income Fund, Cl. Y	10,825,577	309,530	-	-	(251,401)	10,883,706	2.3	309,530
Dreyfus Global Real Estate Securities Fund, Cl. Y	8,379,093	316,633	-	-	(128,334)	8,567,392	1.8	316,634
Dreyfus High Yield Fund, Cl. I	10,468,598	327,220	-	-	(182,758)	10,613,060	2.3	330,027
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,732,676	41,508,123	36,895,735	-	-	8,345,064	1.8	63,400
Dreyfus International Small Cap Fund, Cl. Y	12,637,433	1,296,073	-	-	(2,475,579)	11,457,927	2.5	1,296,073
Dreyfus Research Growth Fund, Cl. Y	11,036,389	964,990	-	-	(1,333,356)	10,668,023	2.3	964,990
Dreyfus Select Managers Small Cap Growth Fund, Cl. Y	22,313,619	2,731,083	1,009,694	75,620	(5,234,277)	18,876,351	4.1	2,731,084
Dreyfus Select Managers Small Cap Value Fund, Cl. Y	16,442,657	1,557,843	1,007,797	16,004	(2,930,511)	14,078,196	3.0	1,557,842
Dreyfus/Newton International Equity Fund, Cl. Y	13,115,060	252,406	-	-	(926,272)	12,441,194	2.7	252,405
Dynamic Total Return Fund, Cl. Y	8,353,501	117,185	-	-	(263,607)	8,207,079	1.8	117,184
Investment of Cash Collateral for Securities Loaned;†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	351,900	-	351,900	-	-	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	614,800	614,800	-	-	-	-	-
Total	310,085,055	63,153,696	53,566,408	2,121,126	(37,955,155)	283,838,314	61.0	21,096,980

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements

74

STATEMENT OF FUTURES
February 28, 2019 (Unaudited)

BNY Mellon International Appreciation Fund
Description	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	7	3/19	650,658	654,150	3,492
Gross Unrealized Appreciation				3,492

See notes to financial statements.

75

STATEMENT OF OPTIONS WRITTEN
February 28, 2019 (Unaudited)

BNY Mellon Income Stock Fund
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Honeywell International Contracts 320	160	4/18/19	5,120,000	(40,640)
International Business Machine Contracts 350	150	4/18/19	5,250,000	(21,000)
Jpmorgan Chase & Co. Contracts 500	110	4/18/19	5,500,000	(37,500)
Lamar Advertising Contracts 630	80	4/18/19	5,040,000	(69,300)
Las Vegas Sands Contracts 400	65	4/18/19	2,600,000	(40,800)
Medtronic Contracts 540	95	4/18/19	5,130,000	(25,920)
Merck & Co. Contracts 600	82.5	4/18/19	4,950,000	(62,400)
US Bancorp Contracts 950	52.5	4/18/19	4,987,500	(72,200)
United Technologies Contracts 380	135	4/18/19	5,130,000	(19,000)
Verizon Communications Contracts 870	57.5	4/18/19	5,002,500	(83,520)
Put Options:
Bank Of America Contracts 344	29	3/15/19	997,600	(14,792)
Citigroup Contracts 160	62.5	3/15/19	1,000,000	(9,600)
Conagra Brands Contracts 416	24	3/15/19	998,400	(34,320)
Delta Air Lines Contracts 200	50	3/15/19	1,000,000	(23,800)
Corning Contracts 294	34	3/15/19	999,600	(7,644)
Lamar Advertising Co. Contracts 133	75	3/15/19	997,500	(5,985)
Las Vegas Sands Contracts 181	55	3/15/19	995,500	(2,534)
Medtronic Contracts 111	90	3/15/19	999,000	(10,545)
Marathon Petroleum Contracts 125	62.5	3/15/19	781,250	(19,625)
Merck & Co. Contracts 125	80	3/15/19	1,000,000	(8,625)
Morgan Stanley Contracts 238	40	3/15/19	952,000	(5,950)
Omnicom Group Contracts 133	72.5	3/15/19	964,250	(4,655)
Occidental Petroleum Contracts 153	65	3/15/19	994,500	(15,606)
PPL Contracts 330	30	3/15/19	990,000	(1,650)
Phillips 66 Contracts 105	95	3/15/19	997,500	(10,500)
Target Contracts 143	70	3/15/19	1,001,000	(19,877)

76

BNY Mellon Income Stock Fund
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options: (continued)
US Bancorp Contracts 200	50	3/15/19	1,000,000	(4,000)
United Technologies Contracts 80	125	3/15/19	1,000,000	(9,840)
Vulcan Materials Co. Contracts 105	95	3/15/19	997,500	(788)
Verizon Communications Contracts 181	55	3/15/19	995,500	(3,077)
Wells Fargo & Co. Contracts 175	47.5	3/15/19	831,250	(2,800)
Total Options Written (premiums received $693,659)				(688,493)

See notes to financial statements.

77

STATEMENTS OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2019 (Unaudited)

BNY Mellon International Fund
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Goldman Sachs
Japanese Yen	239,845,037	United States Dollar	2,167,286	3/1/19	(15,373)
Japanese Yen	64,954,699	United States Dollar	584,467	3/4/19	(1,557)
Gross Unrealized Depreciation					(16,930)

See notes to financial statements.

78

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	BNY Mellon Large Cap Stock Fund	BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	214,569,715	16,362,325	192,050,006	955,696,753
Affiliated issuers	2,763,382	28,665,123	114,353,553	37,376,157
Cash collateral held by broker—Note 4	-	-	-	20,492,350
Dividends receivable	446,610	37,578	413,372	2,386,415
Receivable for shares of Beneficial Interest subscribed	47,689	-	76,495	1,220,171
Interest receivable	1,624	1,288	2,788	60,788
Securities lending receivable	658	57	516	3,604
Prepaid expenses	17,216	14,076	17,343	44,269
	217,846,894	45,080,447	306,914,073	1,017,280,507
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	118,865	22,214	128,327	523,889
Due to Administrator—Note 3(a)	20,563	1,590	18,219	95,270
Cash overdraft due to Custodian	274,978	-	-	1,362,456
Liability for securities on loan—Note 1(c)	1,653,513	-	-	2,216,804
Payable for shares of Beneficial Interest redeemed	638,483	-	4,356	4,047,525
Payable for investment securities purchased	-	-	-	2,006,907
Outstanding options written, at value†††	-	-	-	688,493
Trustees fees and expenses payable	4,198	1,072	6,591	14,594
Accrued expenses	35,997	21,704	28,832	49,206
	2,746,597	46,580	186,325	11,005,144
Net Assets ($)	215,100,297	45,033,867	306,727,748	1,006,275,363
Composition of Net Assets ($):
Paid-in capital	153,799,826	31,879,441	184,058,818	853,596,567
Total distributable earnings (loss)	61,300,471	13,154,426	122,668,930	152,678,796
Net Assets ($)	215,100,297	45,033,867	306,727,748	1,006,275,363
† Investments at cost ($)
Unaffiliated issuers	159,697,926	11,729,655	95,836,212	821,367,100
Affiliated issuers	2,763,382	25,489,415	106,084,279	37,376,157
†† Value of securities on loan ($)	6,030,704	1,163,469	10,005,651	33,644,889
††† Outstanding options premiums received ($) —See Statement of Options Written—Note 4	-	-	-	693,659
Net Asset Value Per Share

79

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	BNY Mellon Large Cap Stock Fund	BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund
Class M
Net Assets ($)	207,476,129	44,804,726	301,123,979	963,911,085
Shares Outstanding	39,344,099	4,422,792	19,951,874	114,590,815
Net Asset Value Per Share ($)	5.27	10.13	15.09	8.41
Investor Shares
Net Assets ($)	7,624,168	229,141	5,603,769	29,523,904
Shares Outstanding	1,445,114	22,164	361,236	3,465,506
Net Asset Value Per Share ($)	5.28	10.34	15.51	8.52
Class A
Net Assets ($)	-	-	-	2,512,231
Shares Outstanding	-	-	-	298,504
Net Asset Value Per Share ($)	-	-	-	8.42
Class C
Net Assets ($)	-	-	-	1,763,866
Shares Outstanding	-	-	-	210,162
Net Asset Value Per Share ($)	-	-	-	8.39
Class I
Net Assets ($)	-	-	-	8,554,290
Shares Outstanding	-	-	-	1,016,591
Net Asset Value Per Share ($)	-	-	-	8.41
Class Y
Net Assets ($)	-	-	-	9,987
Shares Outstanding	-	-	-	1,188
Net Asset Value Per Share ($)	-	-	-	8.41

See notes to financial statements.

80

	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon Focused Equity Opportunities Fund	BNY Mellon Small/Mid Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	2,735,930,720	443,476,121	421,763,904	241,627,680
Affiliated issuers	57,103,338	25,943,042	4,853,417	10,869,371
Cash	-	-	-	180,248
Receivable for investment securities sold	6,388,695	3,576,330	-	411,046
Dividends receivable	2,505,912	284,648	719,298	104,408
Receivable for shares of Beneficial Interest subscribed	2,301,364	317,166	445,355	65,630
Interest receivable	95,967	21,609	7,654	8,712
Securities lending receivable	31,361	11,731	1,309	5,446
Prepaid expenses	41,733	19,435	23,588	21,905
	2,804,399,090	473,650,082	427,814,525	253,294,446
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	1,658,280	320,000	240,250	169,628
Due to Administrator—Note 3(a)	261,090	43,056	40,570	25,873
Cash overdraft due to Custodian	822	-	-	-
Liability for securities on loan—Note 1(c)	12,966,181	11,636,194	-	4,829,018
Payable for investment securities purchased	3,184,339	3,706,051	-	789,498
Payable for shares of Beneficial Interest redeemed	1,794,159	217,634	435,043	261,050
Interest payable—Note 2	-	-	-	16,633
Trustees fees and expenses payable	45,305	9,537	9,435	5,869
Accrued expenses	48,843	37,691	46,625	60,601
	19,959,019	15,970,163	771,923	6,158,170
Net Assets ($)	2,784,440,071	457,679,919	427,042,602	247,136,276
Composition of Net Assets ($):
Paid-in capital	1,918,028,461	381,044,414	330,424,038	199,836,015
Total distributable earnings (loss)	866,411,610	76,635,505	96,618,564	47,300,261
Net Assets ($)	2,784,440,071	457,679,919	427,042,602	247,136,276
† Investments at cost ($)
Unaffiliated issuers	1,857,469,469	363,349,667	342,702,345	191,085,058
Affiliated issuers	57,103,338	25,943,042	4,853,417	10,869,371
†† Value of securities on loan ($)	335,333,850	113,177,956	17,882,086	49,340,472
Net Asset Value Per Share
Class M
Net Assets ($)	2,660,952,102	438,030,368	420,695,656	244,654,500
Shares Outstanding	157,209,721	24,946,786	29,039,075	18,833,704
Net Asset Value Per Share ($)	16.93	17.56	14.49	12.99
Investor Shares
Net Assets ($)	123,487,969	19,649,551	6,346,946	2,481,776
Shares Outstanding	7,425,065	1,186,541	443,473	195,271
Net Asset Value Per Share ($)	16.63	16.56	14.31	12.71

See notes to financial statements.

81

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon International Appreciation Fund	BNY Mellon International Equity Income Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	939,077,576	865,461,564	63,498,090	312,579,532	182,299,475
Affiliated issuers	15,435,127	10,858,556	3,187,744	7,557,758	283,838,314
Cash	-	-	51	-	-
Cash denominated in foreign currency†††	1,693,172	6,054,763	-	935,812	-
Tax reclaim receivable	2,379,860	26,549	-	980,654	-
Receivable for shares of Beneficial Interest subscribed	1,937,833	1,247,921	140	788,065	520,000
Receivable for investment securities sold	1,695,419	860,138	187,902	-	602,986
Dividends receivable	1,139,700	1,980,067	148,020	1,305,155	319,271
Interest receivable	13,256	9,955	117,535	13,584	529,166
Securities lending receivable	209	3,854	5,828	22,818	265
Unrealized appreciation on foreign currency transactions	-	7,107	-	-	-
Prepaid expenses	23,564	23,892	23,022	26,109	41,787
	963,395,716	886,534,366	67,168,332	324,209,487	468,151,264
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	711,629	1,190,023	31,953	320,730	81,121
Due to Administrator—Note 3(a)	91,297	82,482	6,050	29,954	16,374
Cash overdraft due to Custodian	-	984,115	-	-	473,952
Liability for securities on loan—Note 1(c)	4,130,028	1,723,301	2,687,915	2,366,079	-
Payable for investment securities purchased	2,754,471	3,971,377	193,236	-	1,050,159
Payable for shares of Beneficial Interest redeemed	1,386,662	1,090,809	257,977	95,064	872,738
Unrealized depreciation on foreign currency transactions	36,232	-	-	7,616	-
Unrealized depreciation on forward foreign currency exchange contracts—Note 4	16,930	-	-	-	-
Trustees fees and expenses payable	13,496	11,741	1,133	4,434	7,984
Payable for futures variation margin—Note 4	-	-	1,505	-	-
Interest payable—Note 2	-	319	-	-	-
Accrued expenses	42,070	37,364	48,399	39,974	28,372
	9,182,815	9,091,531	3,228,168	2,863,851	2,530,700
Net Assets ($)	954,212,901	877,442,835	63,940,164	321,345,636	465,620,564
Composition of Net Assets ($):
Paid-in capital	1,008,296,585	1,134,719,580	112,574,115	342,377,188	396,854,297
Total distributable earnings (loss)	(54,083,684)	(257,276,745)	(48,633,951)	(21,031,552)	68,766,267
Net Assets ($)	954,212,901	877,442,835	63,940,164	321,345,636	465,620,564
† Investments at cost ($)
Unaffiliated issuers	928,501,416	703,890,937	78,013,163	304,985,173	159,517,566
Affiliated issuers	15,435,127	10,858,556	3,187,744	7,557,758	254,932,400
†† Value of securities on loan ($)	4,858,417	54,760,566	5,271,032	2,354,060	3,501,745
††† Cash denominated in foreign currency (cost) ($)	1,700,962	6,026,743	-	933,343	-
Net Asset Value Per Share
Class M
Net Assets ($)	934,801,251	858,974,491	62,788,240	319,826,584	458,913,746
Shares Outstanding	75,281,016	81,981,499	4,799,791	24,286,047	38,538,174
Net Asset Value Per Share ($)	12.42	10.48	13.08	13.17	11.91
Investor Shares
Net Assets ($)	19,411,650	18,468,344	1,151,924	1,519,052	6,706,818
Shares Outstanding	1,464,879	1,715,390	88,761	113,946	558,797
Net Asset Value Per Share ($)	13.25	10.77	12.98	13.33	12.00

See notes to financial statements.

82

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

	BNY Mellon Large Cap Stock Fund		BNY Mellon Large Cap Market Opportunities Fund	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	BNY Mellon Income Stock Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,364,956	†	180,217	1,968,445	17,608,924	†
Affiliated issuers	17,035		246,421	837,607	402,388
Interest	-		-	7	-
Income from securities lending—Note 1(c)	3,949		387	3,933	23,558
Total Income	2,385,940		427,025	2,809,992	18,034,870
Expenses:
Investment advisory fee—Note 3(a)	764,916		108,230	832,354	3,531,047
Administration fee—Note 3(a)	144,808		15,239	132,547	667,785
Registration fees	16,597		15,252	16,403	42,630
Professional fees	14,379		16,172	17,510	30,147
Shareholder servicing costs—Note 3(b)	10,478		208	7,380	47,731
Trustees’ fees and expenses—Note 3(c)	9,385		1,659	13,870	27,340
Prospectus and shareholders’ reports	6,234		5,647	5,519	6,218
Custodian fees—Note 3(b)	3,500		1,494	1,472	10,196
Loan commitment fees—Note 2	3,137		859	5,122	15,043
Interest expense—Note 2	1,819		-	-	1,470
Distribution fees—Note 3(b)	-		-	-	4,350
Miscellaneous	21,670		13,469	14,799	22,435
Total Expenses	996,923		178,229	1,046,976	4,406,392
Investment Income—Net	1,389,017		248,796	1,763,016	13,628,478
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	9,287,530		3,274,338	13,715,677	37,156,423
Affiliated issuers	-		201,190	(36,071)	-
Net realized gain (loss) on options transactions	-		-	-	(176,443)
Capital gain distributions from affiliated issuers	-		2,895,049	9,468,231	-
Net Realized Gain (Loss)	9,287,530		6,370,577	23,147,837	36,979,980
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(23,606,999)		(6,185,211)	(28,526,317)	(119,702,940)
Affiliated issuers	-		(5,028,325)	(13,156,170)	-
Net unrealized appreciation (depreciation) on options transactions	-		-	-	863,001
Net Unrealized Appreciation (Depreciation)	(23,606,999)		(11,213,536)	(41,682,487)	(118,839,939)
Net Realized and Unrealized Gain (Loss) on Investments	(14,319,469)		(4,842,959)	(18,534,650)	(81,859,959)
Net (Decrease) in Net Assets Resulting from Operations	(12,930,452)		(4,594,163)	(16,771,634)	(68,231,481)
† Net of foreign taxes withheld at source ($)	344		-	-	27,241

See notes to financial statements.

83

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon Focused Equity Opportunities Fund	BNY Mellon Small/Mid Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	18,899,043	†	2,102,268	†	3,796,480	1,299,003	†
Affiliated issuers	502,684		132,217		36,697	58,921
Interest	143		-		-	-
Income from securities lending—Note 1(c)	55,320		98,031		10,589	11,070
Total Income	19,457,190		2,332,516		3,843,766	1,368,994
Expenses:
Investment advisory fee—Note 3(a)	11,026,968		2,161,849		1,713,115	1,136,822
Administration fee—Note 3(a)	1,807,574		312,949		301,134	186,918
Shareholder servicing costs—Note 3(b)	145,583		27,264		12,338	3,789
Trustees’ fees and expenses—Note 3(c)	108,132		20,026		18,462	10,225
Custodian fees—Note 3(b)	41,869		13,047		4,547	9,668
Loan commitment fees—Note 2	41,086		7,000		4,460	1,894
Professional fees	36,136		16,155		22,377	25,056
Registration fees	21,377		17,148		19,159	18,612
Prospectus and shareholders’ reports	9,736		5,874		4,248	3,118
Interest expense—Note 2	5,857		888		13,715	16,633
Miscellaneous	26,324		15,466		16,378	15,746
Total Expenses	13,270,642		2,597,666		2,129,933	1,428,481
Less—reduction in fees due to earnings credits—Note 3(b)	(566)		-		-	(222)
Net Expenses	13,270,076		2,597,666		2,129,933	1,428,259
Investment Income—Net	6,187,114		(265,150)		1,713,833	(59,265)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	25,644,861		9,589,512		24,796,029	4,270,289
Net realized gain (loss) on forward foreign currency exchange contracts	217		-		-	-
Net Realized Gain (Loss)	25,645,078		9,589,512		24,796,029	4,270,289
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(247,211,581)		(83,065,671)		(78,870,867)	(40,205,958)
Net Realized and Unrealized Gain (Loss) on Investments	(221,566,503)		(73,476,159)		(54,074,838)	(35,935,669)
Net (Decrease) in Net Assets Resulting from Operations	(215,379,389)		(73,741,309)		(52,361,005)	(35,994,934)
† Net of foreign taxes withheld at source ($)	19,966		8,653		-	2,134

See notes to financial statements.

84

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund		BNY Mellon International Appreciation Fund		BNY Mellon International Equity Income Fund		BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	7,798,281	†	6,568,106	†	701,604	†	6,758,468	†	1,076,213	†
Affiliated issuers	67,595		40,777		5,555		35,369		2,953,795
Interest	-		-		461		-		1,007,210
Income from securities lending—Note 1(c)	667		7,774		7,916		44,690		684
Total Income	7,866,543		6,616,657		715,536		6,838,527		5,037,902
Expenses:
Investment advisory fee—Note 3(a)	4,246,996		4,903,507		166,345		1,373,167		685,022
Administration fee—Note 3(a)	613,858		523,695		40,894		198,431		102,963
Custodian fees—Note 3(b)	93,938		380,809		305		97,712		3,398
Trustees’ fees and expenses—Note 3(c)	32,333		26,213		1,733		11,355		15,565
Shareholder servicing costs—Note 3(b)	24,709		24,032		1,753		1,761		8,011
Registration fees	19,924		20,209		16,159		17,755		22,543
Professional fees	15,524		39,609		17,111		21,983		17,459
Loan commitment fees—Note 2	12,681		5,876		770		4,429		6,263
Interest expense—Note 2	6,361		11,068		-		2,805		-
Prospectus and shareholders’ reports	5,875		5,909		3,761		4,689		6,185
ADR fees	-		-		46,053		-		-
Miscellaneous	29,226		24,881		16,479		23,286		14,228
Total Expenses	5,101,425		5,965,808		311,363		1,757,373		881,637
Less—reduction in expenses due to undertakings—Note 3(a)	-		-		-		-		(217,236)
Less—reduction in fees due to earnings credits—Note 3(b)	-		-		(8)		-		-
Net Expenses	5,101,425		5,965,808		311,355		1,757,373		664,401
Investment Income—Net	2,765,118		650,849		404,181		5,081,154		4,373,501
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(23,629,506)		(10,680,817)		(2,372,049)		(12,707,202)		597,279
Affiliated issuers	-		-		-		-		2,121,126
Net realized gain (loss) on futures	-		-		(53,668)		-		-
Net realized gain (loss) on forward foreign currency exchange contracts	104,035		(549,105)		-		(122,543)		-
Capital gain distributions from affiliated issuers	-		-		-		-		18,143,185
Net Realized Gain (Loss)	(23,525,471)		(11,229,922)		(2,425,717)		(12,829,745)		20,861,590
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(51,952,644)		(8,942,953)		(1,622,204)		(4,239,407)		(6,583,551)
Affiliated issuers	-		-		-		-		(37,955,155)
Net unrealized appreciation (depreciation) on futures	-		-		12,397		-		-
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(16,930)		126		-		-		-
Net Unrealized Appreciation (Depreciation)	(51,969,574)		(8,942,827)		(1,609,807)		(4,239,407)		(44,538,706)
Net Realized and Unrealized Gain (Loss) on Investments	(75,495,045)		(20,172,749)		(4,035,524)		(17,069,152)		(23,677,116)
Net (Decrease) in Net Assets Resulting from Operations	(72,729,927)		(19,521,900)		(3,631,343)		(11,987,998)		(19,303,615)
† Net of foreign taxes withheld at source ($)	462,653		804,384		59,024		685,822		153

See notes to financial statements.

85

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Large Cap Stock Fund		BNY Mellon Large Cap Market Opportunities Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	1,389,017	2,993,055	248,796	345,432
Net realized gain (loss) on investments	9,287,530	35,056,395	6,370,577	9,976,403
Net unrealized appreciation (depreciation) on investments	(23,606,999)	10,791,958	(11,213,536)	3,197,647
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,930,452)	48,841,408	(4,594,163)	13,519,482
Distributions ($):
Distributions to shareholders:
Class M	(33,999,968)	(35,767,556)	(10,406,409)	(9,661,502)
Investor Shares	(1,290,666)	(1,238,547)	(29,260)	(124,129)
Total Distributions	(35,290,634)	(37,006,103)	(10,435,669)	(9,785,631)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	31,838,528	20,184,388	3,248,509	2,314,575
Investor Shares	608,876	2,473,904	82,800	299,966
Distributions reinvested:
Class M	20,333,000	21,009,234	5,587,716	4,680,418
Investor Shares	1,224,223	1,196,889	29,261	89,052
Cost of shares redeemed:
Class M	(68,508,693)	(60,799,287)	(13,950,938)	(14,617,165)
Investor Shares	(2,477,516)	(4,226,415)	(18,843)	(1,102,464)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(16,981,582)	(20,161,287)	(5,021,495)	(8,335,618)
Total Increase (Decrease) in Net Assets	(65,202,668)	(8,325,982)	(20,051,327)	(4,601,767)
Net Assets ($):
Beginning of Period	280,302,965	288,628,947	65,085,194	69,686,961
End of Period	215,100,297	280,302,965	45,033,867	65,085,194
Capital Share Transactions (Shares):
Class Mb
Shares sold	6,540,283	3,198,117	301,983	186,620
Shares issued for distributions reinvested	4,092,662	3,484,417	606,701	390,686
Shares redeemed	(12,852,792)	(9,662,903)	(1,352,960)	(1,160,531)
Net Increase (Decrease) in Shares Outstanding	(2,219,847)	(2,980,369)	(444,276)	(583,225)
Investor Shares[b]
Shares sold	112,012	394,245	8,236	23,776
Shares issued for distributions reinvested	246,169	198,305	3,113	7,335
Shares redeemed	(446,031)	(672,656)	(2,003)	(88,960)
Net Increase (Decrease) in Shares Outstanding	(87,850)	(80,106)	9,346	(57,849)

[a] For BNY Mellon Large Cap Stock Fund, distributions to shareholders include $2,646,614 Class M shares and $70,073 Investor shares of distributions from net investment income and $33,120,942 Class M shares and $1,168,474 Investor shares distributions from net realized gains, and undistributed investment income—net was $297,659 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon Large Cap Market Opportunities Fund, distributions to shareholders include $890,970 Class M shares and $9,378 Investor shares of distributions from net investment income and $8,770,532 Class M shares and $114,751 Investor shares of distributions from net realized gains, and undistributed investment income—net was $386,827 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b]During the period ended February 28, 2019, 112,087 Class M shares representing $608,876 were exchanged for 112,012 Investor shares for BNY Mellon Large Cap Stock Fund and 7,009 Class M shares representing $70,300 were exchanged for 6,867 Investor shares for BNY Mellon Large Cap Market Opportunities Fund. During the period ended August 31, 2018, 376,726 Class M shares representing $2,345,815 were exchanged for 376,561 Investor shares for BNY Mellon Large Cap Stock Fund and 20,815 Class M shares representing $260,893 were exchanged for 20,578 Investor shares for BNY Mellon Large Cap Market Opportunities Fund.

See notes to financial statements.

86

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		BNY Mellon Income Stock Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	1,763,016	2,756,138	13,628,478	26,546,515
Net realized gain (loss) on investments	23,147,837	33,971,203	36,979,980	98,604,079
Net unrealized appreciation (depreciation) on investments	(41,682,487)	30,420,435	(118,839,939)	51,204,694
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,771,634)	67,147,776	(68,231,481)	176,355,288
Distributions ($):
Distributions to shareholders:
Class M	(38,761,855)	(34,256,502)	(101,904,731)	(109,192,083)
Investor Shares	(742,007)	(648,409)	(3,429,052)	(2,492,047)
Class A	-	-	(342,608)	(315,556)
Class C	-	-	(66,924)	(77,193)
Class I	-	-	(1,308,618)	(532,656)
Class Y	-	-	(1,034)	(1,041)
Total Distributions	(39,503,862)	(34,904,911)	(107,052,967)	(112,610,576)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	7,242,520	7,532,291	111,080,049	97,506,202
Investor Shares	288,650	1,614,102	13,540,467	19,440,856
Class A	-	-	485,991	2,164,520
Class C	-	-	1,271,151	164,393
Class I	-	-	5,469,143	8,955,418
Distributions reinvested:
Class M	30,446,340	26,191,338	46,444,195	45,518,173
Investor Shares	588,916	511,558	2,845,282	2,105,487
Class A	-	-	339,318	313,715
Class C	-	-	65,945	76,269
Class I	-	-	1,196,595	531,394
Cost of shares redeemed:
Class M	(31,340,109)	(52,043,430)	(212,363,443)	(204,001,653)
Investor Shares	(781,349)	(2,659,846)	(13,071,326)	(19,931,472)
Class A	-	-	(2,273,315)	(3,338,059)
Class C	-	-	(393,404)	(598,745)
Class I	-	-	(8,392,811)	(3,597,411)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,444,968	(18,853,987)	(53,756,163)	(54,690,913)
Total Increase (Decrease) in Net Assets	(49,830,528)	13,388,878	(229,040,611)	9,053,799
Net Assets ($):
Beginning of Period	356,558,276	343,169,398	1,235,315,974	1,226,262,175
End of Period	306,727,748	356,558,276	1,006,275,363	1,235,315,974

87

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		BNY Mellon Income Stock Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Capital Share Transactions (Shares):
Class Mb
Shares sold	485,622	447,655	13,532,871	10,324,382
Shares issued for distributions reinvested	2,220,740	1,603,879	5,746,736	4,876,755
Shares redeemed	(2,072,496)	(3,138,912)	(25,896,236)	(21,587,699)
Net Increase (Decrease) in Shares Outstanding	633,866	(1,087,378)	(6,616,629)	(6,386,562)
Investor Shares[b]
Shares sold	17,112	92,027	1,456,553	2,045,846
Shares issued for distributions reinvested	41,767	30,577	346,677	222,625
Shares redeemed	(53,737)	(153,137)	(1,533,662)	(2,075,998)
Net Increase (Decrease) in Shares Outstanding	5,142	(30,533)	269,568	192,473
Class A
Shares sold	-	-	59,001	230,326
Shares issued for distributions reinvested	-	-	41,779	33,471
Shares redeemed	-	-	(273,141)	(342,734)
Net Increase (Decrease) in Shares Outstanding	-	-	(172,361)	(78,937)
Class C
Shares sold	-	-	163,467	17,439
Shares issued for distributions reinvested	-	-	8,151	8,167
Shares redeemed	-	-	(46,024)	(64,161)
Net Increase (Decrease) in Shares Outstanding	-	-	125,594	(38,555)
Class I
Shares sold	-	-	609,696	943,755
Shares issued for distributions reinvested	-	-	147,198	56,716
Shares redeemed	-	-	(1,016,956)	(376,655)
Net Increase (Decrease) in Shares Outstanding	-	-	(260,062)	623,816

[a] For BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, distributions to shareholders include $4,527,099 Class M shares and $72,902 Investor shares of distributions from net investment income and $29,729,403 Class M shares and $575,507 Investor shares distributions from net realized gains, and undistributed investment income—net was $2,195,162 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon Income Stock Fund, distributions to shareholders include $23,485,880 Class M shares, $488,284 Investor shares, $70,349 Class A shares, $8,747 Class C shares, $142,050 Class I shares and $223 Class Y shares of distributions from net investment income and $85,706,203 Class M shares, $2,003,763 Investor shares, $245,207 Class A shares, $68,446 Class C shares, $390,606 Class I shares and $818 Class Y shares distributions from net realized gains, and undistributed investment income—net was $2,530,460 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 16,642 Class M shares representing $273,650 were exchanged for 16,283 Investor shares for BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and 1,458,877 Class M shares representing $13,408,247 were exchanged for 1,441,944 Investor shares for BNY Mellon Income Stock Fund. During the period ended August 31, 2018, 93,669 Class M shares representing $1,606,974 were exchanged for 91,627 Investor shares for BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and 1,945,806 Class M shares representing $18,273,005 were exchanged for 1,924,389 Investor shares and 24,886 Class M shares representing $229,166 were exchanged for 24,887 Class I shares for BNY Mellon Income Stock Fund.

See notes to financial statements.

88

	BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income (loss)—net	6,187,114	9,251,474	(265,150)	(935,746)
Net realized gain (loss) on investments	25,645,078	198,762,928	9,589,512	71,620,292
Net unrealized appreciation (depreciation) on investments	(247,211,581)	377,820,071	(83,065,671)	79,464,459
Net Increase (Decrease) in Net Assets Resulting from Operations	(215,379,389)	585,834,473	(73,741,309)	150,149,005
Distributions ($):
Distributions to shareholders:
Class M	(197,165,092)	(135,207,017)	(68,142,188)	(44,416,531)
Investor Shares	(8,965,119)	(4,205,056)	(3,576,590)	(1,832,665)
Total Distributions	(206,130,211)	(139,412,073)	(71,718,778)	(46,249,196)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	205,097,933	330,453,914	41,869,409	47,952,690
Investor Shares	30,875,932	53,660,367	4,457,581	8,196,012
Distributions reinvested:
Class M	88,948,705	62,094,669	37,256,302	23,540,331
Investor Shares	7,422,669	3,438,095	2,583,482	1,369,810
Cost of shares redeemed:
Class M	(585,180,439)	(254,539,293)	(127,663,106)	(54,092,920)
Investor Shares	(23,327,336)	(36,247,589)	(5,729,226)	(7,843,905)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(276,162,536)	158,860,163	(47,225,558)	19,122,018
Total Increase (Decrease) in Net Assets	(697,672,136)	605,282,563	(192,685,645)	123,021,827
Net Assets ($):
Beginning of Period	3,482,112,207	2,876,829,644	650,365,564	527,343,737
End of Period	2,784,440,071	3,482,112,207	457,679,919	650,365,564
Capital Share Transactions (Shares):
Class Mb
Shares sold	12,987,449	18,468,723	2,651,810	2,309,778
Shares issued for distributions reinvested	6,147,112	3,589,287	2,459,162	1,171,161
Shares redeemed	(36,516,625)	(14,214,472)	(7,168,176)	(2,534,680)
Net Increase (Decrease) in Shares Outstanding	(17,382,064)	7,843,538	(2,057,204)	946,259
Investor Shares[b]
Shares sold	1,838,488	3,004,436	229,170	402,533
Shares issued for distributions reinvested	521,988	202,003	180,663	71,345
Shares redeemed	(1,480,294)	(2,054,728)	(356,677)	(391,382)
Net Increase (Decrease) in Shares Outstanding	880,182	1,151,711	53,156	82,496

[a] For BNY Mellon Mid Cap Multi-Strategy Fund, distributions to shareholders include $7,217,693 Class M shares and $30,915 Investor shares of distributions from net investment income and $127,989,324 Class M shares and $4,174,141 Investor shares distributions from net realized gains, and undistributed investment income—net was $5,802,143 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon Small Cap Multi-Strategy Fund, distributions to shareholders include $44,416,531 Class M shares and $1,832,665 Investor shares of distributions from net realized gains, and undistributed investment income—net was $46,634 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 1,687,252 Class M shares representing $28,787,665 were exchanged for 1,716,022 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund and 215,808 Class M shares representing $4,419,433 were exchanged for 226,244 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund. During the period ended August 31, 2018, 2,903,265 Class M shares representing $52,722,336 were exchanged for 2,953,066 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund and 358,897 Class M shares representing $7,633,504 were exchanged for 375,561 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund.

See notes to financial statements.

89

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Focused Equity Opportunities Fund		BNY Mellon Small/Mid Cap Multi-Strategy Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income (loss)—net	1,713,833	2,805,973	(59,265)	(187,758)
Net realized gain (loss) on investments	24,796,029	67,608,376	4,270,289	50,747,136
Net unrealized appreciation (depreciation) on investments	(78,870,867)	37,761,819	(40,205,958)	36,265,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,361,005)	108,176,168	(35,994,934)	86,824,409
Distributions ($):
Distributions to shareholders:
Class M	(76,074,385)	(54,916,254)	(47,356,740)	(32,673,716)
Investor Shares	(2,013,402)	(639,269)	(496,008)	(363,349)
Total Distributions	(78,087,787)	(55,555,523)	(47,852,748)	(33,037,065)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	52,265,093	80,923,163	19,860,268	15,282,710
Investor Shares	4,576,236	8,151,743	488,036	2,507,632
Distributions reinvested:
Class M	42,511,803	30,811,036	35,180,791	23,419,359
Investor Shares	1,561,091	476,563	276,553	199,287
Cost of shares redeemed:
Class M	(124,714,826)	(70,603,125)	(98,196,199)	(48,822,516)
Investor Shares	(8,271,962)	(3,802,435)	(1,585,214)	(2,245,145)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(32,072,565)	45,956,945	(43,975,765)	(9,658,673)
Total Increase (Decrease) in Net Assets	(162,521,357)	98,577,590	(127,823,447)	44,128,671
Net Assets ($):
Beginning of Period	589,563,959	490,986,369	374,959,723	330,831,052
End of Period	427,042,602	589,563,959	247,136,276	374,959,723
Capital Share Transactions (Shares):
Class Mb
Shares sold	3,518,202	4,603,582	1,733,930	1,001,581
Shares issued for distributions reinvested	3,062,810	1,854,969	2,968,843	1,615,128
Shares redeemed	(8,568,331)	(4,028,972)	(7,862,413)	(3,225,837)
Net Increase (Decrease) in Shares Outstanding	(1,987,319)	2,429,579	(3,159,640)	(609,128)
Investor Shares[b]
Shares sold	283,564	465,940	33,835	165,959
Shares issued for distributions reinvested	113,782	28,953	23,841	13,955
Shares redeemed	(586,454)	(216,156)	(119,399)	(148,594)
Net Increase (Decrease) in Shares Outstanding	(189,108)	278,737	(61,723)	31,320

[a] For BNY Mellon Focused Equity Opportunities Fund, distributions to shareholders include $1,953,779 Class M shares and $10,301 Investor shares of distributions from net investment income and $52,962,475 Class M shares and $628,968 Investor shares distributions from net realized gains, and undistributed investment income—net was $2,803,355 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon Small/Mid Cap Multi-Strategy Fund, distributions to shareholders include $68,364 Class M shares of distributions from net investment income and $32,605,352 Class M shares and $363,349 Investor shares of distributions from net realized gains, and undistributed investment income—net was $49,897 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 285,429 Class M shares representing $4,667,409 were exchanged for 288,681 Investor shares for BNY Mellon Focused Equity Opportunities Fund and 33,225 Class M shares representing $488,036 were exchanged for 33,835 Investor shares for BNY Mellon Small/Mid Cap Multi-Strategy Fund. During the period ended August 31, 2018, 452,046 Class M shares representing $7,983,402 were exchanged for 456,499 Investor shares for BNY Mellon Focused Equity Opportunities Fund and 163,188 Class M shares representing $2,503,824 were exchanged for 165,692 Investor shares for BNY Mellon Small/Mid Cap Multi-trategy Fund.

See notes to financial statements.

90

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	2,765,118	19,493,737	650,849	9,499,959
Net realized gain (loss) on investments	(23,525,471)	63,190,123	(11,229,922)	38,008,782
Net unrealized appreciation (depreciation) on investments	(51,969,574)	(43,840,879)	(8,942,827)	(87,061,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,729,927)	38,842,981	(19,521,900)	(39,553,031)
Distributions ($):
Distributions to shareholders:
Class M	(19,760,847)	(16,943,659)	(6,203,546)	(7,723,247)
Investor Shares	(370,348)	(243,292)	(91,891)	(119,629)
Total Distributions	(20,131,195)	(17,186,951)	(6,295,437)	(7,842,876)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	82,039,120	136,691,465	93,135,657	155,688,692
Investor Shares	8,552,130	11,732,640	4,364,781	12,739,639
Distributions reinvested:
Class M	3,815,653	3,348,360	1,313,234	1,593,794
Investor Shares	280,799	170,210	75,219	103,209
Cost of shares redeemed:
Class M	(184,439,090)	(113,117,569)	(132,276,624)	(93,654,883)
Investor Shares	(7,769,534)	(10,475,345)	(5,725,493)	(9,444,800)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(97,520,922)	28,349,761	(39,113,226)	67,025,651
Total Increase (Decrease) in Net Assets	(190,382,044)	50,005,791	(64,930,563)	19,629,744
Net Assets ($):
Beginning of Period	1,144,594,945	1,094,589,154	942,373,398	922,743,654
End of Period	954,212,901	1,144,594,945	877,442,835	942,373,398
Capital Share Transactions (Shares):
Class Mb
Shares sold	6,852,606	9,878,425	9,309,514	13,258,901
Shares issued for distributions reinvested	326,403	245,841	134,277	137,871
Shares redeemed	(15,535,581)	(8,223,616)	(13,442,815)	(8,006,127)
Net Increase (Decrease) in Shares Outstanding	(8,356,572)	1,900,650	(3,999,024)	5,390,645
Investor Shares[b]
Shares sold	647,335	800,105	425,252	1,070,909
Shares issued for distributions reinvested	22,500	11,715	7,485	8,688
Shares redeemed	(599,387)	(711,901)	(557,786)	(797,888)
Net Increase (Decrease) in Shares Outstanding	70,448	99,919	(125,049)	281,709

[a] For BNY Mellon International Fund, distributions to shareholders include $16,943,659 Class M shares and $243,292 Investor shares of distributions from net investment income and undistributed investment income—net was $19,875,258 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon Emerging Markets Fund, distributions to shareholders include $7,723,247 Class M shares and $119,629 Investor shares of distributions from net investment income and undistributed investment income—net was $6,289,561 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 695,468 Class M shares representing $8,634,827 were exchanged for 653,048 Investor shares for BNY Mellon International Fund and 449,611 Class M shares representing $4,500,035 were exchanged for 437,875 Investor shares for BNY Mellon Emerging Markets Fund. During the period ended August 31, 2018, 837,129 Class M shares representing $11,523,668 were exchanged for 785,851 Investor shares for BNY Mellon International Fund and 1,022,528 Class M shares representing $11,891,240 were exchanged for 995,592 Investor shares for BNY Mellon Emerging Markets Fund.

See notes to financial statements.

91

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon International Appreciation Fund		BNY Mellon International Equity Income Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	404,181	1,636,045	5,081,154	14,931,687
Net realized gain (loss) on investments	(2,425,717)	(1,582,157)	(12,829,745)	25,768,697
Net unrealized appreciation (depreciation) on investments	(1,609,807)	2,541,988	(4,239,407)	(34,579,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,631,343)	2,595,876	(11,987,998)	6,120,835
Distributions ($):
Distributions to shareholders:
Class M	(1,551,938)	(1,543,090)	(7,996,602)	(15,178,004)
Investor Shares	(27,725)	(27,158)	(29,244)	(56,391)
Total Distributions	(1,579,663)	(1,570,248)	(8,025,846)	(15,234,395)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	1,887,223	2,090,902	48,844,663	51,840,945
Investor Shares	101,518	608,711	1,124,833	2,485,606
Distributions reinvested:
Class M	105,424	115,041	1,991,444	3,731,254
Investor Shares	24,066	26,028	27,044	32,865
Cost of shares redeemed:
Class M	(7,394,156)	(5,817,550)	(71,912,394)	(53,460,898)
Investor Shares	(488,516)	(445,357)	(1,159,148)	(3,037,341)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,764,441)	(3,422,225)	(21,083,558)	1,592,431
Total Increase (Decrease) in Net Assets	(10,975,447)	(2,396,597)	(41,097,402)	(7,521,129)
Net Assets ($):
Beginning of Period	74,915,611	77,312,208	362,443,038	369,964,167
End of Period	63,940,164	74,915,611	321,345,636	362,443,038
Capital Share Transactions (Shares):
Class Mb
Shares sold	155,328	145,302	3,852,157	3,526,189
Shares issued for distributions reinvested	8,720	8,096	157,859	257,430
Shares redeemed	(592,134)	(405,023)	(5,763,421)	(3,639,315)
Net Increase (Decrease) in Shares Outstanding	(428,086)	(251,625)	(1,753,405)	144,304
Investor Shares[b]
Shares sold	7,387	43,237	84,592	169,896
Shares issued for distributions reinvested	2,006	1,845	2,120	2,241
Shares redeemed	(38,383)	(31,327)	(88,988)	(204,609)
Net Increase (Decrease) in Shares Outstanding	(28,990)	13,755	(2,276)	(32,472)

[a] For BNY Mellon International Appreciation Fund, distributions to shareholders include $1,543,090 Class M shares and $27,158 Investor shares of distributions from net investment income, and undistributed investment income—net was $ 1,225,349 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule. For BNY Mellon International Equity Income Fund, distributions to shareholders include $15,178,004 Class M shares and $56,391 Investor shares of distributions from net investment income, and undistributed investment income—net was $3,598,703 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 4,027 Class M shares representing $58,995 were exchanged for 4,067 Investor shares for BNY Mellon International Appreciation Fund and 93,697 Class M shares representing $1,218,888 were exchanged for 92,552 Investor shares for BNY Mellon International Equity Income Fund. During the period ended August 31, 2018, 42,707 Class M shares representing $606,624 were exchanged for 43,091 Investor shares for BNY Mellon International Appreciation Fund and 171,216 Class M shares representing $2,479,257 were exchanged for 169,473 Investor shares for BNY Mellon International Equity Income Fund.

See notes to financial statements.

92

	BNY Mellon Asset Allocation Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	4,373,501	6,378,519
Net realized gain (loss) on investments	20,861,590	21,926,039
Net unrealized appreciation (depreciation) on investments	(44,538,706)	25,271,417
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,303,615)	53,575,975
Distributions ($):
Distributions to shareholders:
Class M	(26,213,996)	(21,035,128)
Investor Shares	(358,467)	(261,575)
Total Distributions	(26,572,463)	(21,296,703)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	44,790,155	33,289,749
Investor Shares	1,380,725	1,649,611
Distributions reinvested:
Class M	14,833,270	11,144,876
Investor Shares	308,293	244,651
Cost of shares redeemed:
Class M	(45,024,911)	(46,826,466)
Investor Shares	(1,348,286)	(2,111,442)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	14,939,246	(2,609,021)
Total Increase (Decrease) in Net Assets	(30,936,832)	29,670,251
Net Assets ($):
Beginning of Period	496,557,396	466,887,145
End of Period	465,620,564	496,557,396
Capital Share Transactions (Shares):
Class Mb
Shares sold	3,866,322	2,598,590
Shares issued for distributions reinvested	1,348,457	883,500
Shares redeemed	(3,889,124)	(3,673,332)
Net Increase (Decrease) in Shares Outstanding	1,325,655	(191,242)
Investor Shares[b]
Shares sold	115,618	127,161
Shares issued for distributions reinvested	27,641	19,217
Shares redeemed	(109,587)	(165,678)
Net Increase (Decrease) in Shares Outstanding	33,672	(19,300)

[a] For BNY Mellon Asset Allocation Fund, distributions to shareholders include $7,929,138 Class M shares and $90,358 Investor shares of distributions from net investment income and $13,105,990 Class M shares and $171,217 Investor shares of distributions from net realized gains, and undistributed investment income—net was $649,061 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period endedFebruary 28, 2019, 116,580 Class M shares representing $1,382,394 were exchanged for 115,701 Investor shares and during the period ended August 31, 2018, 126,575 Class M shares representing $1,630,368 were exchanged for 125,658 Investor shares for BNY Mellon Asset Allocation Fund.

See notes to financial statements.

93

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Large Cap Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	6.50	6.25	5.67	5.92	7.15	9.97
Investment Operations:
Investment income—net [a]	.03	.07	.07	.08	.09	.09
Net realized and unrealized gain (loss) on investments	(.33)	1.00	.81	.34	(.04)	1.88
Total from Investment Operations	(.30)	1.07	.88	.42	.05	1.97
Distributions:
Dividends from investment income—net	(.04)	(.06)	(.07)	(.08)	(.08)	(.10)
Dividends from net realized gain on investments	(.89)	(.76)	(.23)	(.59)	(1.20)	(4.69)
Total Distributions	(.93)	(.82)	(.30)	(.67)	(1.28)	(4.79)
Net asset value, end of period	5.27	6.50	6.25	5.67	5.92	7.15
Total Return (%)	(3.78)[b]	18.31	16.12	7.31	.12	26.27
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	.84[c]	.82	.84	.83	.81	.81
Ratio of net expenses to average net assets	.84[c]	.82	.84	.83	.81	.81
Ratio of net investment income to average net assets	1.19c	1.05	1.27	1.44	1.32	1.20
Portfolio Turnover	25.75[b]	48.73	46.36	49.82	52.80	142.41
Net Assets, end of period ($ x 1,000)	207,476	270,328	278,536	328,113	398,485	468,446

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

94

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Large Cap Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	6.51	6.26	5.67	5.92	7.15	9.97
Investment Operations:
Investment income—net [a]	.03	.05	.06	.07	.07	.07
Net realized and unrealized gain (loss) on investments	(.34)	1.01	.82	.34	(.03)	1.88
Total from Investment Operations	(.31)	1.06	.88	.41	.04	1.95
Distributions:
Dividends from investment income—net	(.03)	(.05)	(.06)	(.07)	(.07)	(.08)
Dividends from net realized gain on investments	(.88)	(.76)	(.23)	(.59)	(1.20)	(4.69)
Total Distributions	(.91)	(.81)	(.29)	(.66)	(1.27)	(4.77)
Net asset value, end of period	5.28	6.51	6.26	5.67	5.92	7.15
Total Return (%)	(3.85)[b]	18.02	16.02	7.04	(.13)	25.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.07	1.09	1.08	1.06	1.06
Ratio of net expenses to average net assets	1.09[c]	1.07	1.09	1.08	1.06	1.06
Ratio of net investment income to average net assets	.93[c]	.79	1.02	1.18	1.08	.93
Portfolio Turnover Rate	25.75[b]	48.73	46.36	49.82	52.80	142.41
Net Assets, end of period ($ x 1,000)	7,624	9,975	10,093	9,801	9,900	12,672

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

95

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Large Cap Market Opportunities Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.34	12.62	12.09	13.25	16.21	14.21
Investment Operations:
Investment income—net a	.05	.07	.09	.11	.11	.11
Net realized and unrealized gain (loss) on investments	(.96)	2.50	1.98	1.08	(.28)	3.13
Total from Investment Operations	(.91)	2.57	2.07	1.19	(.17)	3.24
Distributions:
Dividends from investment income—net	(.19)	(.17)	(.19)	(.11)	(.25)	(.18)
Dividends from net realized gain on investments	(2.11)	(1.68)	(1.35)	(2.24)	(2.54)	(1.06)
Total Distributions	(2.30)	(1.85)	(1.54)	(2.35)	(2.79)	(1.24)
Net asset value, end of period	10.13	13.34	12.62	12.09	13.25	16.21
Total Return (%)	(5.13)[b]	22.00	18.68	10.27	(1.72)	23.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.67[d]	.66	.66	.60	.53	.53
Ratio of net expenses to average net assets [c]	.67[d]	.66	.66	.60	.53	.53
Ratio of net investment income to average net assets [c]	.94[d]	.51	.78	.92	.78	.69
Portfolio Turnover	31.28[b]	18.59	30.26	19.43	30.75	26.42
Net Assets, end of period ($ x 1,000)	44,805	64,912	68,786	83,425	130,257	192,209

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

96

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Large Cap Market Opportunities Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.49	12.75	12.16	13.32	16.29	14.28
Investment Operations:
Investment income (loss)—net [a]	(.02)	.04	.05	.09	.07	.06
Net realized and unrealized gain (loss) on investments	(.90)	2.52	2.00	1.07	(.28)	3.17
Total from Investment Operations	(.92)	2.56	2.05	1.16	(.21)	3.23
Distributions:
Dividends from investment income—net	(.12)	(.14)	(.11)	(.08)	(.22)	(.16)
Dividends from net realized gain on investments	(2.11)	(1.68)	(1.35)	(2.24)	(2.54)	(1.06)
Total Distributions	(2.23)	(1.82)	(1.46)	(2.32)	(2.76)	(1.22)
Net asset value, end of period	10.34	13.49	12.75	12.16	13.32	16.29
Total Return (%)	(5.16)[b]	21.61	18.41	9.90	(1.99)	23.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.92[d]	.91	.91	.84	.79	.81
Ratio of net expenses to average net assets [c]	.92[d]	.91	.91	.84	.79	.81
Ratio of net investment income (loss) to average net assets [c]	(.42)[d]	.30	.44	.76	.50	.45
Portfolio Turnover	31.28[b]	18.59	30.26	19.43	30.75	26.42
Net Assets, end of period ($ x 1,000)	229	173	901	670	1,119	631

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

97

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.12	16.50	14.98	14.71	17.12	14.45
Investment Operations:
Investment income—net [a]	.09	.14	.16	.17	.16	.15
Net realized and unrealized gain (loss) on investments	(1.06)	3.21	2.31	1.33	(.23)	3.22
Total from Investment Operations	(.97)	3.35	2.47	1.50	(.07)	3.37
Distributions:
Dividends from investment income—net	(.23)	(.23)	(.23)	(.15)	(.26)	(.20)
Dividends from net realized gain on investments	(1.83)	(1.50)	(.72)	(1.08)	(2.08)	(.50)
Total Distributions	(2.06)	(1.73)	(.95)	(1.23)	(2.34)	(.70)
Net asset value, end of period	15.09	18.12	16.50	14.98	14.71	17.12
Total Return (%)	(4.20)[b]	21.44	17.13	10.86	(.94)	23.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.66[d]	.66	.65	.64	.61	.61
Ratio of net expenses to average net assets [c]	.66[d]	.66	.65	.64	.61	.61
Ratio of net investment income to average net assets [c]	1.11[d]	.80	1.05	1.19	.99	.95
Portfolio Turnover	20.41[b]	15.03	24.05	13.81	20.63	13.01
Net Assets, end of period ($ x 1,000)	301,124	349,960	336,659	344,867	401,855	474,496

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

98

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.53	16.84	15.28	14.98	17.40	14.64
Investment Operations:
Investment income—net [a]	.08	.10	.13	.14	.12	.08
Net realized and unrealized gain (loss) on investments	(1.08)	3.28	2.35	1.35	(.23)	3.30
Total from Investment Operations	(1.00)	3.38	2.48	1.49	(.11)	3.38
Distributions:
Dividends from investment income—net	(.19)	(.19)	(.20)	(.11)	(.23)	(.12)
Dividends from net realized gain on investments	(1.83)	(1.50)	(.72)	(1.08)	(2.08)	(.50)
Total Distributions	(2.02)	(1.69)	(.92)	(1.19)	(2.31)	(.62)
Net asset value, end of period	15.51	18.53	16.84	15.28	14.98	17.40
Total Return (%)	(4.30)[b]	21.15	16.87	10.56	(1.19)	23.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.91[d]	.91	.90	.89	.86	.87
Ratio of net expenses to average net assets [c]	.91[d]	.91	.90	.89	.86	.87
Ratio of net investment income to average net assets [c]	.96[d]	.56	.81	.97	.74	.53
Portfolio Turnover Rate	20.41[b]	15.03	24.05	13.81	20.63	13.01
Net Assets, end of period ($ x 1,000)	5,604	6,598	6,511	6,081	4,237	3,859

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

99

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	9.78	9.29	8.72	8.57	9.94	8.39
Investment Operations:
Investment income—net [a]	.11	.21	.21	.21	.19	.19
Net realized and unrealized gain (loss) on investments	(.61)	1.16	.83	.94	(.38)	1.86
Total From Investment Operations	(.50)	1.37	1.04	1.15	(.19)	2.05
Distributions:
Dividends from investment income—net	(.11)	(.19)	(.19)	(.21)	(.19)	(.19)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	(.79)	(.99)	(.31)
Total Distributions	(.87)	(.88)	(.47)	(1.00)	(1.18)	(.50)
Net asset value, end of period	8.41	9.78	9.29	8.72	8.57	9.94
Total Return (%)	(4.72)[b]	15.31	12.33	14.33	(2.28)	25.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[c]	.80	.81	.81	.80	.80
Ratio of net expenses to average net assets	.80[c]	.80	.81	.81	.80	.80
Ratio of net investment income to average net assets	2.52[c]	2.17	2.28	2.54	2.06	2.08
Portfolio Turnover	31.78[b]	67.57	52.66	54.31	65.75	57.74
Net Assets, end of period ($ x 1,000)	963,911	1,185,755	1,185,723	1,068,292	1,077,496	1,254,622

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

100

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	9.90	9.39	8.81	8.63	10.02	8.45
Investment Operations:
Investment income—net [a]	.10	.18	.19	.19	.17	.16
Net realized and unrealized gain (loss) on investments	(.62)	1.18	.84	.97	(.40)	1.89
Total from Investment Operations	(.52)	1.36	1.03	1.16	(.23)	2.05
Distributions:
Dividends from investment income—net	(.10)	(.16)	(.17)	(.19)	(.17)	(.17)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	(.79)	(.99)	(.31)
Total Distributions	(.86)	(.85)	(.45)	(.98)	(1.16)	(.48)
Net asset value, end of period	8.52	9.90	9.39	8.81	8.63	10.02
Total Return (%)	(4.88)[b]	15.08	12.02	14.14	(2.64)	24.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[c]	1.05	1.06	1.06	1.05	1.07
Ratio of net expenses to average net assets	1.05[c]	1.05	1.06	1.06	1.05	1.07
Ratio of net investment income to average net assets	2.31[c]	1.92	2.03	2.27	1.81	1.74
Portfolio Turnover Rate	31.78[b]	67.57	52.66	54.31	65.75	57.74
Net Assets, end of period ($ x 1,000)	29,524	31,625	28,204	16,094	14,479	13,913

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

101

FINANCIAL HIGHLIGHTS (continued)

		Class A
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	[a]
Per Share Data ($):
Net asset value, beginning of period	9.79	9.30	8.72	8.42
Investment Operations:
Investment income—net [b]	.10	.18	.17	.05
Net realized and unrealized gain (loss) on investments	(.61)	1.16	.86	.30
Total from Investment Operations	(.51)	1.34	1.03	.35
Distributions:
Dividends from investment income—net	(.10)	(.16)	(.17)	(.05)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	—
Total Distributions	(.86)	(.85)	(.45)	(.05)
Net asset value, end of period	8.42	9.79	9.30	8.72
Total Return (%) [c]	(4.83)[d]	15.01	12.18	4.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[e]	1.10	1.11	1.15	[e]
Ratio of net expenses to average net assets	1.09[e]	1.10	1.10	1.15	[e]
Ratio of net investment income to average net assets	2.28[e]	1.89	2.01	1.96	[e]
Portfolio Turnover Rate	31.78[d]	67.57	52.66	54.31
Net Assets, end of period ($ x 1,000)	2,512	4,608	5,112	316

a From May 31, 2016 (commencement of initial offering) to August 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

102

		Class C
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	[a]
Per Share Data ($):
Net asset value, beginning of period	9.76	9.28	8.72	8.42
Investment Operations:
Investment income—net [b]	.06	.10	.12	.04
Net realized and unrealized gain (loss) on investments	(.60)	1.16	.83	.30
Total from Investment Operations	(.54)	1.26	.95	.34
Distributions:
Dividends from investment income—net	(.07)	(.09)	(.11)	(.04)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	—
Total Distributions	(.83)	(.78)	(.39)	(.04)
Net asset value, end of period	8.39	9.76	9.28	8.72
Total Return (%) [c]	(5.24)[d]	14.07	11.22	4.00	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[e]	1.88	1.85	1.85	[e]
Ratio of net expenses to average net assets	1.89[e]	1.88	1.81	1.85	[e]
Ratio of net investment income to average net assets	1.38[e]	1.08	1.30	1.69	[e]
Portfolio Turnover Rate	31.78[d]	67.57	52.66	54.31
Net Assets, end of period ($ x 1,000)	1,764	826	1,143	10

a From May 31, 2016 (commencement of initial offering) to August 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

103

FINANCIAL HIGHLIGHTS (continued)

		Class I
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	[a]
Per Share Data ($):
Net asset value, beginning of period	9.78	9.30	8.72	8.42
Investment Operations:
Investment income—net [b]	.11	.20	.21	.06
Net realized and unrealized gain (loss) on investments	(.61)	1.16	.84	.30
Total from Investment Operations	(.50)	1.36	1.05	.36
Distributions:
Dividends from investment income—net	(.11)	(.19)	(.19)	(.06)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	—
Total Distributions	(.87)	(.88)	(.47)	(.06)
Net asset value, end of period	8.41	9.78	9.30	8.72
Total Return (%)	(4.73)[c]	15.18	12.44	4.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.83	.85	.86	[d]
Ratio of net expenses to average net assets	.84d	.83	.85	.86	[d]
Ratio of net investment income to average net assets	2.45d	2.13	2.30	2.71	[d]
Portfolio Turnover Rate	31.78[c]	67.57	52.66	54.31
Net Assets, end of period ($ x 1,000)	8,554	12,491	6,068	10

a From May 31, 2016 (commencement of initial offering) to August 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

104

		Class Y
	Six Months Ended	Year Ended August 31,
BNY Mellon Income Stock Fund	February 28, 2019 (Unaudited)	2018	2017	2016	[a]
Per Share Data ($):
Net asset value, beginning of period	9.78	9.29	8.72	8.42
Investment Operations:
Investment income—net [b]	.11	.20	.21	.06
Net realized and unrealized gain (loss) on investments	(.61)	1.17	.83	.30
Total from Investment Operations	(.50)	1.37	1.04	.36
Distributions:
Dividends from investment income—net	(.11)	(.19)	(.19)	(.06)
Dividends from net realized gain on investments	(.76)	(.69)	(.28)	—
Total Distributions	(.87)	(.88)	(.47)	(.06)
Net asset value, end of period	8.41	9.78	9.29	8.72
Total Return (%)	(4.72)[c]	15.31	12.33	4.26	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[d]	.80	.81	.86	[d]
Ratio of net expenses to average net assets	.81[d]	.80	.81	.86	[d]
Ratio of net investment income to average net assets	2.51d	2.17	2.27	2.71	[d]
Portfolio Turnover Rate	31.78[c]	67.57	52.66	54.31
Net Assets, end of period ($ x 1,000)	10	12	11	10

a From May 31, 2016 (commencement of initial offering) to August 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

105

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.24	16.72	15.03	14.66	15.58	13.33
Investment Operations:
Investment income—net [a]	.04	.05	.07	.08	.05	.05
Net realized and unrealized gain (loss) on investments	(1.11)	3.28	1.88	.96	(.04)	2.94
Total from Investment Operations	(1.07)	3.33	1.95	1.04	.01	2.99
Distributions:
Dividends from investment income—net	(.05)	(.04)	(.10)	(.02)	(.04)	(.05)
Dividends from net realized gain on investments	(1.19)	(.77)	(.16)	(.65)	(.89)	(.69)
Total Distributions	(1.24)	(.81)	(.26)	(.67)	(.93)	(.74)
Net asset value, end of period	16.93	19.24	16.72	15.03	14.66	15.58
Total Return (%)	(4.48)[b]	20.48	13.12	7.51	.15	23.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.89	.90	.90	.90	.90
Ratio of net expenses to average net assets	.89[c]	.89	.90	.90	.90	.90
Ratio of net investment income to average net assets	.43[c]	.30	.45	.60	.29	.33
Portfolio Turnover	23.34[b]	50.53	62.81	74.68	73.87	53.63
Net Assets, end of period ($ x 1,000)	2,660,952	3,358,399	2,788,133	2,433,012	2,199,395	1,922,073

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

106

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.90	16.45	14.79	14.45	15.37	13.17
Investment Operations:
Investment income—net [a]	.02	.01	.03	.05	.01	.01
Net realized and unrealized gain (loss) on investments	(1.08)	3.22	1.86	.94	(.03)	2.91
Total from Investment Operations	(1.06)	3.23	1.89	.99	(.02)	2.92
Distributions:
Dividends from investment income—net	(.02)	(.01)	(.07)	—	(.01)	(.03)
Dividends from net realized gain on investments	(1.19)	(.77)	(.16)	(.65)	(.89)	(.69)
Total Distributions	(1.21)	(.78)	(.23)	(.65)	(.90)	(.72)
Net asset value, end of period	16.63	18.90	16.45	14.79	14.45	15.37
Total Return (%)	(4.57)[b]	20.13	12.89	7.26	(.08)	22.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[c]	1.14	1.15	1.15	1.15	1.15
Ratio of net expenses to average net assets	1.14[c]	1.14	1.15	1.15	1.15	1.15
Ratio of net investment income to average net assets	.19c	.05	.20	.34	.04	.08
Portfolio Turnover Rate	23.34[b]	50.53	62.81	74.68	73.87	53.63
Net Assets, end of period ($ x 1,000)	123,488	123,713	88,697	60,222	57,118	52,447

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

107

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	23.16	19.48	16.71	16.65	17.18	14.78
Investment Operations:
Investment income (loss)—net [a]	(.01)	(.03)	.01	.01	(.02)	(.04)
Net realized and unrealized gain (loss) on investments	(2.69)	5.41	2.86	.68	.25	2.44
Total from Investment Operations	(2.70)	5.38	2.87	.69	.23	2.40
Distributions:
Dividends from net realized gain on investments	(2.90)	(1.70)	(.10)	(.63)	(.76)	—
Net asset value, end of period	17.56	23.16	19.48	16.71	16.65	17.18
Total Return (%)	(9.68)[b]	28.97	17.19	4.46	1.33	16.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.03	1.05	1.03	1.03
Ratio of net expenses to average net assets	1.01[c]	1.01	1.03	1.05	1.03	1.03
Ratio of net investment income (loss) to average net assets	(.09)[c]	(.15)	.05	.04	(.14)	(.21)
Portfolio Turnover	39.81[b]	63.00	75.82	101.40	90.30	92.86
Net Assets, end of period ($ x 1,000)	438,030	625,344	507,703	389,890	368,428	347,613

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

108

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	22.08	18.69	16.07	16.08	16.65	14.36
Investment Operations:
Investment (loss)—net [a]	(.03)	(.08)	(.04)	(.03)	(.06)	(.07)
Net realized and unrealized gain (loss) on investments	(2.59)	5.17	2.76	.65	.25	2.36
Total from Investment Operations	(2.62)	5.09	2.72	.62	.19	2.29
Distributions:
Dividends from net realized gain on investments	(2.90)	(1.70)	(.10)	(.63)	(.76)	—
Net asset value, end of period	16.56	22.08	18.69	16.07	16.08	16.65
Total Return (%)	(9.80)[b]	28.62	16.94	4.17	1.13	15.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[c]	1.26	1.28	1.30	1.28	1.28
Ratio of net expenses to average net assets	1.26[c]	1.26	1.28	1.30	1.28	1.28
Ratio of net investment (loss) to average net assets	(.34)[c]	(.40)	(.20)	(.21)	(.39)	(.46)
Portfolio Turnover Rate	39.81[b]	63.00	75.82	101.40	90.30	92.86
Net Assets, end of period ($ x 1,000)	19,650	25,022	19,641	14,285	12,745	11,485

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

109

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.63	16.96	14.63	14.66	18.30	15.24
Investment Operations:
Investment income—net [a]	.06	.09	.11	.12	.12	.11
Net realized and unrealized gain (loss) on investments	(1.57)	3.51	3.56	1.20	(.69)	4.31
Total from Investment Operations	(1.51)	3.60	3.67	1.32	(.57)	4.42
Distributions:
Dividends from investment income—net	.12)	(.07)	(.19)	(.11)	(.10)	(.14)
Dividends from net realized gain on investments	(2.51)	(1.86)	(1.15)	(1.24)	(2.97)	(1.22)
Total Distributions	(2.63)	(1.93)	(1.34)	(1.35)	(3.07)	(1.36)
Net asset value, end of period	14.49	18.63	16.96	14.63	14.66	18.30
Total Return (%)	(7.49)[b]	22.62	27.04	9.39	(3.82)	30.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.86	.87	.87	.85	.85
Ratio of net expenses to average net assets	.87[c]	.86	.87	.87	.85	.85
Ratio of net investment income to average net assets	.71c	.53	.72	.83	.73	.65
Portfolio Turnover	52.42[b]	45.29	62.39	48.25	74.72	76.48
Net Assets, end of period ($ x 1,000)	420,696	577,906	485,040	434,171	561,399	674,222

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

110

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Focused Equity Opportunities Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.43	16.81	14.51	14.55	18.20	15.18
Investment Operations:
Investment income—net [a]	.04	.05	.07	.08	.08	.06
Net realized and unrealized gain (loss) on investments	(1.56)	3.46	3.53	1.19	(.69)	4.30
Total from Investment Operations	(1.52)	3.51	3.60	1.27	(.61)	4.36
Distributions:
Dividends from investment income—net	(.09)	(.03)	(.15)	(.07)	(.07)	(.12)
Dividends from net realized gain on investments	(2.51)	(1.86)	(1.15)	(1.24)	(2.97)	(1.22)
Total Distributions	(2.60)	(1.89)	(1.30)	(1.31)	(3.04)	(1.34)
Net asset value, end of period	14.31	18.43	16.81	14.51	14.55	18.20
Total Return (%)	(7.65)[b]	22.24	26.75	9.13	(4.05)	30.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[c]	1.11	1.12	1.12	1.11	1.11
Ratio of net expenses to average net assets	1.12[c]	1.11	1.12	1.12	1.11	1.11
Ratio of net investment income to average net assets	.45[c]	.32	.49	.59	.47	.36
Portfolio Turnover	52.42[b]	45.29	62.39	48.25	74.72	76.48
Net Assets, end of period ($ x 1,000)	6,347	11,658	5,947	4,206	8,593	3,569

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

111

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Small/Mid Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.86	14.49	12.44	12.72	16.98	15.09
Investment Operations:
Investment income (loss)—net [a]	(.00)[b]	(.01)	.01	.01	(.01)	.07
Net realized and unrealized gain (loss) on investments	(1.60)	3.86	2.09	.50	.10	2.82
Total from Investment Operations	(1.60)	3.85	2.10	.51	.09	2.89
Distributions:
Dividends from investment income—net	-	(.00)[b]	(.01)	(.04)	-	(.08)
Dividends from net realized gain on investments	(2.27)	(1.48)	(.04)	(.75)	(4.35)	(.92)
Total Distributions	(2.27)	(1.48)	(.05)	(.79)	(4.35)	(1.00)
Net asset value, end of period	12.99	16.86	14.49	12.44	12.72	16.98
Total Return (%)	(8.21)[c]	28.25	16.94	4.35	1.71	19.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.93	.94	.95	.94	.91
Ratio of net expenses to average net assets	.94[d]	.93	.94	.95	.94	.91
Ratio of net investment income (loss) to average net assets	(.04)d	(.05)	.10	.10	(.08)	.46
Portfolio Turnover	37.68[c]	61.78	79.45	99.45	110.79	144.87
Net Assets, end of period ($ x 1,000)	244,655	370,701	327,604	300,557	339,836	411,334

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

112

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Small/Mid Cap Multi-Strategy Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.57	14.30	12.31	12.59	16.88	15.02
Investment Operations:
Investment (loss)—net [a]	(.02)	(.05)	(.02)	(.01)	(.04)	(.00)[b]
Net realized and unrealized gain (loss) on investments	(1.57)	3.80	2.05	.48	.10	2.84
Total from Investment Operations	(1.59)	3.75	2.03	.47	.06	2.84
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.06)
Dividends from net realized gain on investments	(2.27)	(1.48)	(.04)	(.75)	(4.35)	(.92)
Total Distributions	(2.27)	(1.48)	(.04)	(.75)	(4.35)	(.98)
Net asset value, end of period	12.71	16.57	14.30	12.31	12.59	16.88
Total Return (%)	(8.30)[c]	27.87	16.55	4.08	1.48	19.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[d]	1.18	1.19	1.20	1.19	1.17
Ratio of net expenses to average net assets	1.19[d]	1.18	1.19	1.20	1.19	1.17
Ratio of net investment (loss) to average net assets	(.29)[d]	(.30)	(.17)	(.11)	(.32)	(.03)
Portfolio Turnover	37.68[c]	61.78	79.45	99.45	110.79	144.87
Net Assets, end of period ($ x 1,000)	2,482	4,258	3,227	1,697	1,536	3,088

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

113

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon International Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.45	13.17	11.22	11.55	12.72	11.14
Investment Operations:
Investment income—net [a]	.03	.23	.19	.18	.18	.21
Net realized and unrealized gain (loss) on investments	(.81)	.26	1.98	(.35)	(1.16)	1.57
Total from Investment Operations	(.78)	.49	2.17	(.17)	(.98)	1.78
Distributions:
Dividends from investment income—net	(.25)	(.21)	(.22)	(.16)	(.19)	(.20)
Net asset value, end of period	12.42	13.45	13.17	11.22	11.55	12.72
Total Return (%)	(5.66)[b]	3.68	19.80	(1.49)	(7.68)	16.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.02	1.04	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.02[c]	1.02	1.04	1.03	1.03	1.03
Ratio of net investment income to average net assets	.56[c]	1.68	1.64	1.59	1.49	1.64
Portfolio Turnover	35.79[b]	54.87	81.88	86.83	112.69	92.94
Net Assets, end of period ($ x 1,000)	934,801	1,124,632	1,076,444	1,007,752	1,005,637	990,119

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

114

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon International Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.32	14.02	11.92	12.26	13.50	11.82
Investment Operations:
Investment income—net [a]	.02	.22	.20	.15	.15	.19
Net realized and unrealized gain (loss) on investments	(.87)	.26	2.10	(.37)	(1.22)	1.67
Total from Investment Operations	(.85)	.48	2.30	(.22)	(1.07)	1.86
Distributions:
Dividends from investment income—net	(.22)	(.18)	(.20)	(.12)	(.17)	(.18)
Net asset value, end of period	13.25	14.32	14.02	11.92	12.26	13.50
Total Return (%)	(5.82)[b]	3.41	19.59	(1.78)	(7.88)	15.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[c]	1.27	1.29	1.28	1.28	1.28
Ratio of net expenses to average net assets	1.27[c]	1.27	1.29	1.28	1.28	1.28
Ratio of net investment income to average net assets	.28[c]	1.44	1.53	1.25	1.17	1.38
Portfolio Turnover Rate	35.79[b]	54.87	81.88	86.83	112.69	92.94
Net Assets, end of period ($ x 1,000)	19,412	19,963	18,145	11,553	14,040	8,952

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

115

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Emerging Markets Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.72	11.23	8.96	7.98	10.98	9.11
Investment Operations:
Investment income—net [a]	.01	.11	.08	.09	.09	.10
Net realized and unrealized gain (loss) on investments	(.17)	(.53)	2.26	.96	(2.96)	1.88
Total from Investment Operations	(.16)	(.42)	2.34	1.05	(2.87)	1.98
Distributions:
Dividends from investment income—net	(.08)	(.09)	(.07)	(.07)	(.13)	(.11)
Dividends from net realized gain on investments	—	—	—	—	—	—
Total Distributions	(.08)	(.09)	(.07)	(.07)	(.13)	(.11)
Net asset value, end of period	10.48	10.72	11.23	8.96	7.98	10.98
Total Return (%)	(1.49)[b]	(3.76)	26.36	13.35	(26.28)	21.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.39[c]	1.39	1.40	1.44	1.42	1.42
Ratio of net expenses to average net assets	1.39[c]	1.39	1.40	1.44	1.42	1.42
Ratio of net investment income to average net assets	.16[c]	.96	.84	1.10	.98	1.04
Portfolio Turnover	45.05[b]	80.86	91.81	103.60	107.27	70.89
Net Assets, end of period ($ x 1,000)	858,974	922,117	904,774	693,652	1,108,616	2,046,317

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

116

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Emerging Markets Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.01	11.53	9.20	8.17	11.25	9.33
Investment Operations:
Investment income (loss)—net [a]	(.00)[b]	.09	.07	.07	.08	.09
Net realized and unrealized gain (loss) on investments	(.19)	(.54)	2.31	1.00	(3.04)	1.91
Total from Investment Operations	(.19)	(.45)	2.38	1.07	(2.96)	2.00
Distributions:
Dividends from investment income—net	(.05)	(.07)	(.05)	(.04)	(.12)	(.08)
Dividends from net realized gain on investments	—	—	—	—	—	—
Total Distributions	(.05)	(.07)	(.05)	(.04)	(.12)	(.08)
Net asset value, end of period	10.77	11.01	11.53	9.20	8.17	11.25
Total Return (%)	(1.70)[c]	(3.93)	26.05	13.13	(26.49)	21.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64[d]	1.64	1.65	1.69	1.67	1.67
Ratio of net expenses to average net assets	1.64[d]	1.64	1.65	1.69	1.67	1.67
Ratio of net investment income (loss) to average net assets	(.08)d	.74	.69	.85	.76	.90
Portfolio Turnover Rate	45.05[c]	80.86	91.81	103.60	107.27	70.89
Net Assets, end of period ($ x 1,000)	18,468	20,257	17,970	11,263	17,033	22,947

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

117

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon International Appreciation Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.02	13.85	12.19	12.51	13.90	12.38
Investment Operations:
Investment income—net [a]	.08	.30	.26	.26	.27	.38
Net realized and unrealized gain (loss) on investments	(.71)	.15	1.73	(.29)	(1.26)	1.42
Total from Investment Operations	(.63)	.45	1.99	(.03)	(.99)	1.80
Distributions:
Dividends from investment income—net	(.31)	(.28)	(.33)	(.29)	(.40)	(.28)
Net asset value, end of period	13.08	14.02	13.85	12.19	12.51	13.90
Total Return (%)	(4.32)[b]	3.24	16.76	(.22)	(7.14)	14.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.95	.92	.92	.83	.81
Ratio of net expenses to average net assets	.93[c]	.95	.92	.92	.83	.81
Ratio of net investment income to average net assets	1.22[c]	2.09	2.01	2.21	2.02	2.78
Portfolio Turnover	2.96[b]	4.54	4.49	3.04	12.51	4.41
Net Assets, end of period ($ x 1,000)	62,788	73,281	75,885	73,896	101,023	111,225

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

118

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon International Appreciation Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.88	13.73	12.04	12.37	13.74	12.24
Investment Operations:
Investment income—net [a]	.06	.26	.18	.23	.23	.34
Net realized and unrealized gain (loss) on investments	(.69)	.14	1.76	(.31)	(1.24)	1.41
Total from Investment Operations	(.63)	.40	1.94	(.08)	(1.01)	1.75
Distributions:
Dividends from investment income—net	(.27)	(.25)	(.25)	(.25)	(.36)	(.25)
Net asset value, end of period	12.98	13.88	13.73	12.04	12.37	13.74
Total Return (%)	(4.36)[b]	2.89	16.47	(.57)	(7.32)	14.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[c]	1.20	1.17	1.17	1.08	1.06
Ratio of net expenses to average net assets	1.18[c]	1.20	1.17	1.17	1.08	1.06
Ratio of net investment income to average net assets	.92[c]	1.84	1.50	1.96	1.77	2.52
Portfolio Turnover	2.96[b]	4.54	4.49	3.04	12.51	4.41
Net Assets, end of period ($ x 1,000)	1,152	1,635	1,427	4,360	4,966	5,310

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

119

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon International Equity Income Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.86	14.20	12.35	11.92	14.82	13.81
Investment Operations:
Investment income—net [a]	.20	.57	.42	.34	.43	.75
Net realized and unrealized gain (loss) on investments	(.56)	(.32)	1.84	.41	(2.82)	.90
Total from Investment Operations	(.36)	.25	2.26	.75	(2.39)	1.65
Distributions:
Dividends from investment income—net	(.33)	(.59)	(.41)	(.32)	(.51)	(.64)
Net asset value, end of period	13.17	13.86	14.20	12.35	11.92	14.82
Total Return (%)	(2.49)[b]	1.63	18.72	6.51	(16.51)	12.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.08	1.09	1.09	1.07	1.08
Ratio of net expenses to average net assets	1.09[c]	1.08	1.09	1.09	1.07	1.08
Ratio of net investment income to average net assets	3.15[c]	3.92	3.27	2.85	3.25	5.13
Portfolio Turnover	26.56[b]	54.20	46.42	78.17	88.45	83.07
Net Assets, end of period ($ x 1,000)	319,827	360,816	367,829	282,609	283,099	341,645

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

120

		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon International Equity Income Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.00	14.36	12.47	11.97	14.89	13.89
Investment Operations:
Investment income—net [a]	.19	.54	.62	.23	.39	.50
Net realized and unrealized gain (loss) on investments	(.57)	(.34)	1.57	.52	(2.83)	1.11
Total from Investment Operations	(.38)	.20	2.19	.75	(2.44)	1.61
Distributions:
Dividends from investment income—net	(.29)	(.56)	(.30)	(.25)	(.48)	(.61)
Net asset value, end of period	13.33	14.00	14.36	12.47	11.97	14.89
Total Return (%)	(2.63)[b]	1.27	17.87	6.40	(16.77)	11.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34[c]	1.33	1.37	1.34	1.33	1.36
Ratio of net expenses to average net assets	1.34[c]	1.33	1.37	1.34	1.33	1.36
Ratio of net investment income to average net assets	2.96[c]	3.78	4.13	1.92	2.84	3.81
Portfolio Turnover Rate	26.56[b]	54.20	46.42	78.17	88.45	83.07
Net Assets, end of period ($ x 1,000)	1,519	1,627	2,135	765	2,924	919

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

121

FINANCIAL HIGHLIGHTS (continued)

		Class M
	Six Months Ended	Year Ended August 31,
BNY Mellon Asset Allocation Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.16	12.30	11.30	11.51	12.57	11.68
Investment Operations:
Investment income—net [a]	.11	.17	.18	.17	.18	.17
Net realized and unrealized gain (loss) on investments	(.68)	1.26	1.12	.39	(.46)	1.67
Total from Investment Operations	(.57)	1.43	1.30	.56	(.28)	1.84
Distributions:
Dividends from investment income—net	(.19)	(.21)	(.20)	(.19)	(.32)	(.26)
Dividends from net realized gain on investments	(.49)	(.36)	(.10)	(.58)	(.46)	(.69)
Total Distributions	(.68)	(.57)	(.30)	(.77)	(.78)	(.95)
Net asset value, end of period	11.91	13.16	12.30	11.30	11.51	12.57
Total Return (%)	(3.90)b	11.86	11.73	5.08	(2.39)	16.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.38[d]	.38	.38	.37	.35	.35
Ratio of net expenses to average net assets [c]	.29[d]	.29	.30	.27	.26	.26
Ratio of net investment income to average net assets [c]	1.92[d]	1.33	1.51	1.52	1.48	1.43
Portfolio Turnover	12.55[b]	20.66	27.34	23.99	30.31	48.28
Net Assets, end of period ($ x 1,000)	458,914	489,598	460,142	444,399	467,431	493,660

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

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		Investor Shares
	Six Months Ended	Year Ended August 31,
BNY Mellon Asset Allocation Fund	February 28, 2019 (Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.25	12.39	11.38	11.58	12.64	11.74
Investment Operations:
Investment income—net [a]	.08	.14	.15	.14	.15	.14
Net realized and unrealized gain (loss) on investments	(.66)	1.26	1.14	.40	(.46)	1.68
Total from Investment Operations	(.58)	1.40	1.29	.54	(.31)	1.82
Distributions:
Dividends from investment income—net	(.18)	(.18)	(.18)	(.16)	(.29)	(.23)
Dividends from net realized gain on investments	(.49)	(.36)	(.10)	(.58)	(.46)	(.69)
Total Distributions	(.67)	(.54)	(.28)	(.74)	(.75)	(.92)
Net asset value, end of period	12.00	13.25	12.39	11.38	11.58	12.64
Total Return (%)	(4.01)[b]	11.50	11.49	4.89	(2.62)	15.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	.63[d]	.63	.63	.62	.60	.61
Ratio of net expenses to average net assets [c]	.54[d]	.54	.55	.52	.51	.52
Ratio of net investment income to average net assets [c]	1.26[d]	1.06	1.22	1.25	1.25	1.17
Portfolio Turnover	12.55[b]	20.66	27.34	23.99	30.31	48.28
Net Assets, end of period ($ x 1,000)	6,707	6,959	6,745	5,131	6,393	8,338

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

123

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-five series, including the following diversified funds: BNY Mellon Large Cap Stock Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Small/Mid Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund, BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund and BNY Mellon Asset Allocation Fund and the following non-diversified fund: BNY Mellon Focused Equity Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Large Cap Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Focused Equity Opportunities Fund and BNY Mellon Small/Mid Cap Multi-Strategy Fund seek capital appreciation. BNY Mellon Income Stock Fund and BNY Mellon International Equity Income Fund seek total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund and BNY Mellon International Appreciation Fund seek long-term capital appreciation. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (the “Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. Walter Scott & Partners Limited (“Walter Scott”), also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the BNY Mellon Large Cap Market Opportunities Fund’s and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s sub-investment adviser with respect to the U.S. Large Cap Equity Strategy of each fund. Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-investment adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor and for BNY Mellon Income Stock Fund only Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of BNY Mellon Income Stock Fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative

124

GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

BNY Mellon Asset Allocation Fund: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S Treasury Bills are valued at the mean price between quoted prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer

125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of February 28, 2019 in valuing each fund’s investments:

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Equity Income Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Table 1—Fair Value Measurements
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Large Cap Stock Fund
Equity Securities— Common Stocks†	214,569,715	-	-	-	-	-	214,569,715
Investment Companies	2,763,382	-	-	-	-	-	2,763,382
BNY Mellon Large Cap Market Opportunities Fund
Equity Securities— Common Stocks†	16,362,325	-	-	-	-	-	16,362,325
Investment Companies	28,665,123	-	-	-	-	-	28,665,123

126

Table 1—Fair Value Measurements (continued)
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Equity Securities— Common Stocks†	192,050,006	-	-	-	-	-	192,050,006
Investment Companies	114,353,553	-	-	-	-	-	114,353,553
BNY Mellon Income Stock Fund
Equity Securities— Common Stocks†	955,696,753	-	-	-	-	-	955,696,753
Investment Companies	37,376,157	-	-	-	-	-	37,376,157
Other Financial Instruments:
Options Written	-	(688,493)	-	-	-	-	(688,493)
BNY Mellon Mid Cap Multi-Strategy Fund
Equity Securities— Common Stocks†	2,718,751,797	-	-	-	-	-	2,718,751,797
Exchange-Traded Funds	17,178,923	-	-	-	-	-	17,178,923
Investment Companies	57,103,338	-	-	-	-	-	57,103,338
BNY Mellon Small Cap Multi-Strategy Fund
Equity Securities— Common Stocks†	442,073,077	-	-	-	-	-	442,073,077
Exchange-Traded Funds	1,291,989	-	-	-	-	-	1,291,989
Investment Companies	25,943,042	-	-	-	-	-	25,943,042
Rights	-	-	0††	-	-	-	0
Warrants†	111,055	-	-	-	-	-	111,055
BNY Mellon Focused Equity Opportunities Fund
Equity Securities— Common Stocks†	421,763,904	-	-	-	-	-	421,763,904
Investment Companies	4,853,417	-	-	-	-	-	4,853,417
BNY Mellon Small/Mid Cap Multi-Strategy Fund
Equity Securities— Common Stocks†	237,657,234	-	-	-	-	-	237,657,234
Exchange-Traded Funds	3,970,446	-	-	-	-	-	3,970,446
Investment Companies	10,869,371	-	-	-	-	-	10,869,371
Rights	-	-	0††	-	-	-	0

127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 1—Fair Value Measurements (continued)
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon International Fund
Equity Securities— Common Stocks†	926,001,845	-	-	-	-	-	926,001,845
Exchange-Traded Funds	13,075,731	-	-	-	-	-	13,075,731
Investment Companies	15,435,127	-	-	-	-	-	15,435,127
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	-	-	(16,930)	-	-	(16,930)
BNY Mellon Emerging Markets Fund
Equity Securities— Common Stocks†	783,276,648	-	-	-	-	-	783,276,648
Equity Securities— Preferred Stocks†	42,419,654	-	-	-	-	-	42,419,654
Exchange-Traded Funds	39,765,262	-	-	-	-	-	39,765,262
Investment Companies	10,858,556	-	-	-	-	-	10,858,556
BNY Mellon International Appreciation Fund
Equity Securities— Common Stocks†	63,443,111	-	-	-	-	-	63,443,111
Investment Companies	3,187,744	-	-	-	-	-	3,187,744
U.S. Treasury	-	-	54,979	-	-	-	54,979
Other Financial Instruments:
Futures†††	3,492	-	-	-	-	-	3,492
BNY Mellon International Equity Income Fund
Equity Securities— Common Stocks†	299,823,387	-	-	-	-	-	299,823,387
Equity Securities— Preferred Stocks†	2,601,485	-		-	-	-	2,601,485
Exchange-Traded Fund	10,154,660	-	-	-	-	-	10,154,660
Investment Companies	7,557,758	-	-	-	-	-	7,557,758

128

Table 1—Fair Value Measurements (continued)
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Asset Allocation Fund
Commercial Mortgage-Backed	-	-	1,130,321	-	-	-	1,130,321
Corporate Bonds†	-	-	25,633,396	-	-	-	25,633,396
Equity Securities— Common Stocks†	109,512,375	-	-	-	-	-	109,512,375
Foreign Government	-	-	901,644	-	-	-	901,644
Investment Companies	292,299,466	-	-	-	-	-	292,299,466
Municipal Bonds†	-	-	5,439,657	-	-	-	5,439,657
U.S. Government Agencies/Mortgage-Backed	-	-	18,021,947	-	-	-	18,021,947
U.S. Treasury	-	-	13,198,983	-	-	-	13,198,983

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 2 summarizes the amount The Bank of New York Mellon earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2019.

Table 2—Securities Lending Agreement

BNY Mellon Large Cap Stock Fund	$ 724
BNY Mellon Large Cap Market Opportunities Fund	68
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	713
BNY Mellon Income Stock Fund	4,333
BNY Mellon Mid Cap Multi-Strategy Fund	13,823
BNY Mellon Small Cap Multi-Strategy Fund	17,869
BNY Mellon Focused Equity Opportunities Fund	1,917
BNY Mellon Small/Mid Cap Multi-Strategy Fund	2,765
BNY Mellon Emerging Markets Fund	1,838
BNY Mellon International Appreciation Fund	1,978
BNY Mellon Asset Allocation Fund	139

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Equity Income Fund invest in foreign markets which may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

BNY Mellon Asset Allocation Fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

BNY Mellon Focused Equity Opportunities Fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Large Cap Stock Fund, BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund normally declare and pay dividends from investment income-net monthly. BNY Mellon International Equity Income Fund normally declares and pays dividends from investment income-net quarterly. BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Small/Mid Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Appreciation Fund normally declare and pay dividends from investment income-net annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

130

(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 3 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2018.

Table 4 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)††
			Total ($)

BNY Mellon International Fund	-	43,033,415	43,033,415
BNY Mellon Emerging Markets Fund	200,669,947	197,344,478	398,014,425
BNY Mellon International Appreciation Fund	348,735	31,327,790	31,676,525
BNY Mellon International Equity Income Fund	15,482,631	-	15,482,631

† Short-term capital losses which can be carried forward for an unlimited period.

†† Long-term capital losses which can be carried forward for an unlimited period.

Table 4— Tax Character of Distributions Paid
	2018
	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Large Cap Stock Fund	4,171,417	32,834,686
BNY Mellon Large Cap Market Opportunities Fund	1,575,596	8,210,035
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	6,036,550	28,868,361
BNY Mellon Income Stock Fund	52,191,705	60,418,871
BNY Mellon Mid Cap Multi-Strategy Fund	15,027,980	124,384,093
BNY Mellon Small Cap Multi-Strategy Fund	8,631,843	37,617,353
BNY Mellon Focused Equity Opportunities Fund	7,661,930	47,893,593
BNY Mellon Small/Mid Cap Multi-Strategy Fund	8,274,304	24,762,761
BNY Mellon International Fund	17,186,951	–
BNY Mellon Emerging Markets Fund	7,842,876	–
BNY Mellon International Appreciation Fund	1,570,248	–
BNY Mellon International Equity Income Fund	15,234,395	–
BNY Mellon Asset Allocation Fund	8,019,496	13,277,207

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The funds participate with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, BNY Mellon International Appreciation Fund and BNY Mellon Asset Allocation Fund did not borrow under the Facilities.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Large Cap Stock Fund was approximately $111,600, with a related weighted average annualized interest rate of 3.29%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Income Stock Fund was approximately $88,400, with a related weighted average annualized interest rate of 3.35%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Mid Cap Multi-Strategy Fund was approximately $351,400, with a related weighted average annualized interest rate of 3.36%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Small Cap Multi-Strategy Fund was approximately $64,600, with a related weighted average annualized interest rate of 2.77%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Focused Equity Opportunities Fund was approximately $833,100, with a related weighted average annualized interest rate of 3.32%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Small/Mid Cap Multi-Strategy Fund was approximately $992,800, with a related weighted average annualized interest rate of 3.38%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon International Fund was approximately $380,700, with a related weighted average annualized interest rate of 3.37%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon Emerging Markets Fund was approximately $695,000, with a related weighted average annualized interest rate of 3.21%.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 for BNY Mellon International Equity Income Fund was approximately $171,300, with a related weighted average annualized interest rate of 3.30%.

NOTE 3—Investment Advisory Fee, Administration Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .65% of BNY Mellon Large Cap Stock Fund, .70% (direct investment in securities) and .15% (other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Large Cap Market Opportunities Fund, .70% (direct investment in securities) and .15% (other underlying funds, which may consist of

132

affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund, .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, .70% of BNY Mellon Focused Equity Opportunities Fund, .75% of BNY Mellon Small/Mid Cap Multi-Strategy Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund, .50% of BNY Mellon International Appreciation Fund, .85% of BNY Mellon International Equity Income Fund and .65% (equity investments), .40% (debt securities) and .15% (money market investments and other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.

For BNY Mellon Income Stock Fund, the Investment Adviser has contractually agreed, from September 1, 2017 through June 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets. During the period ended February 28, 2019, there were no reduction in expenses, pursuant to the undertaking.

For BNY Mellon Asset Allocation Fund, the Investment Adviser has contractually agreed, from September 1, 2019 through December 31, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of neither class (including indirect fees, and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .87% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $217,236 during the period ended February 28, 2019.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

No administration fee is applied to assets held by BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund which are invested in shares of other underlying funds.

No administration fee is applied to assets held by BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual rate of .41% of BNY Mellon Large Cap Market Opportunities Fund’s and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund’s average daily net assets allocated to the U.S. Large Cap Equity Strategy.

Pursuant to separate sub-investment advisory agreements, Geneva and Boston Partners serve as a sub-investment adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. Dreyfus pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2019, the Distributor retained $106 from commissions earned on sales of BNY Mellon Income Stock Fund Class A shares.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares of BNY Mellon Income Stock Fund pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2019, Class C shares were charged $4,350 pursuant to the Distribution Plan.

Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. BNY Mellon Income Stock Fund has also adopted a Shareholder Services Plan with respect to its Class A and Class C shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares, and BNY Mellon Income Stock Fund pays the Distributor at an annual rate of .25% of the value of its Class A and Class C shares, based on the respective fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 7 summarizes the amounts Investor, Class A and Class C shares were charged during the period ended February 28, 2019, pursuant to the Shareholder Services Plan. Additional fees included in Shareholder servicing costs in the Statements of Operations primarily include fees paid for cash management charges.

Table 7—Shareholder Services Plan Fees

BNY Mellon Large Cap Stock Fund	$ 10,470
BNY Mellon Large Cap Market Opportunities Fund	208
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	7,380
BNY Mellon Income Stock Fund
Investor Shares	38,950
Class A	4,013
Class C	1,450
BNY Mellon Mid Cap Multi-Strategy Fund	145,354
BNY Mellon Small Cap Multi-Strategy Fund	27,191
BNY Mellon Focused Equity Opportunities Fund	12,336
BNY Mellon Small/Mid Cap Multi-Strategy Fund	3,788
BNY Mellon International Fund	24,250
BNY Mellon Emerging Markets Fund	23,506
BNY Mellon International Appreciation Fund	1,743
BNY Mellon International Equity Income Fund	1,760
BNY Mellon Asset Allocation Fund	8,009

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the funds had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the funds will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to the fund subscriptions and redemptions. The Bank of New York Mellon pays each fund’s transfer agent fees out of the administration fee it receives from the Trust except for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares transfer agent fees. During the period ended February 28, 2019, .BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares was charged $91 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

Each fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended February 28, 2019 pursuant to the custody agreement. These fees were partially offset by earnings credits, also summarized in Table 8.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
BNY Mellon Large Cap Stock Fund	3,500	–
BNY Mellon Large Cap Market Opportunities Fund	1,494	–
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	1,472	–
BNY Mellon Income Stock Fund	10,196	–
BNY Mellon Mid Cap Multi-Strategy Fund	41,869	(566)
BNY Mellon Small Cap Multi-Strategy Fund	13,047	–
BNY Mellon Focused Equity Opportunities Fund	4,547	–
BNY Mellon Small/Mid Cap Multi-Strategy Fund	9,668	(222)
BNY Mellon International Fund	93,938	–
BNY Mellon Emerging Markets Fund	380,809	–
BNY Mellon International Appreciation Fund	305	(8)
BNY Mellon International Equity Income Fund	97,712	–
BNY Mellon Asset Allocation Fund	3,398	–

Table 9 summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended February 28, 2019.

Table 9—Chief Compliance Officer Fees

BNY Mellon Large Cap Stock Fund	$6,305
BNY Mellon Large Cap Market Opportunities Fund	8,827
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	8,827
BNY Mellon Income Stock Fund	6,305
BNY Mellon Mid Cap Multi-Strategy Fund	10,088
BNY Mellon Small Cap Multi-Strategy Fund	6,305
BNY Mellon Focused Equity Opportunities Fund	6,305
BNY Mellon Small/Mid Cap Multi-Strategy Fund	6,305
BNY Mellon International Fund	6,305
BNY Mellon Emerging Markets Fund	6,305
BNY Mellon International Appreciation Fund	6,305
BNY Mellon International Equity Income Fund	6,305
BNY Mellon Asset Allocation Fund	7,566

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 10—Due to The Dreyfus Corporation and Affiliates
	Investment Advisory Fees ($)	Distribution Plan Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Large Cap Stock Fund	106,710	–	1,501	5,400	5,254	–
BNY Mellon Large Cap Market Opportunities Fund	12,297	–	41	2,520	7,356	–
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	117,503	–	1,068	2,400	7,356	–
BNY Mellon Income Stock Fund	500,295	1,052	6,620	10,668	5,254	–
BNY Mellon Mid Cap Multi-Strategy Fund	1,584,575	–	23,327	41,971	8,407	–
BNY Mellon Small Cap Multi-Strategy Fund	293,055	—	3,775	17,916	5,254	–
BNY Mellon Focused Equity Opportunities Fund	228,374	–	1,222	5,400	5,254	–
BNY Mellon Small/Mid Cap Multi-Strategy Fund	152,515	–	459	11,400	5,254	–
BNY Mellon International Fund	613,058	–	3,710	89,607	5,254	–
BNY Mellon Emerging Markets Fund	766,793	–	3,536	414,440	5,254	–
BNY Mellon International Appreciation Fund	24,357	–	231	2,111	5,254	–
BNY Mellon International Equity Income Fund	205,611	–	251	109,614	5,254	–
BNY Mellon Asset Allocation Fund	106,833	–	1,296	3,750	6,305	(37,063)

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 11 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures and options transactions, during the period ended February 28, 2019.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each relevant fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by each relevant fund during the period ended February 28, 2019 is discussed below.

Futures: In the normal course of pursuing their investment objective, BNY Mellon International Appreciation Fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2019 are set forth in the Statements of Futures.

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Table 11—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Large Cap Stock Fund	61,348,408	110,358,120
BNY Mellon Large Cap Market Opportunities Fund	16,641,199	28,954,795
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	65,376,075	87,682,636
BNY Mellon Income Stock Fund	331,610,018	454,606,220
BNY Mellon Mid Cap Multi-Strategy Fund	689,533,355	1,158,080,487
BNY Mellon Small Cap Multi-Strategy Fund	202,661,722	308,116,072
BNY Mellon Focused Equity Opportunities Fund	258,896,207	366,416,318
BNY Mellon Small/Mid Cap Multi-Strategy Fund	114,121,716	202,437,716
BNY Mellon International Fund	359,075,640	471,831,133
BNY Mellon Emerging Markets Fund	389,007,066	432,794,311
BNY Mellon International Appreciation Fund	1,975,963	8,180,717
BNY Mellon International Equity Income Fund	86,350,755	116,220,272
BNY Mellon Asset Allocation Fund	64,783,845	57,822,373

Options Transactions: BNY Mellon Income Stock Fund purchases and writes (sells) put and call options to hedge against changes in the values of equities or as a substitute for an investment. The fund is subject to market risk, in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at February 28, 2019 are set forth in the Statement of Option Written.

Forward Foreign Currency Exchange Contracts: BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon International Equity Income Fund enter into forward contracts in order to hedge their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of their investment strategies. When executing forward contracts, each fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, each fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statements of Operations. Each fund is exposed to foreign currency risk as a result of changes in value of

137

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

underlying financial instruments. Each fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between each fund and the counterparty and the posting of collateral, if any, by the counterparty to each fund to cover the funds’ exposure to the counterparty. At February 28, 2019, there were no forward contracts outstanding for BNY Mellon Emerging Markets Fund. Forward contracts open at February 28, 2019 for BNY Mellon International Fund and BNY Mellon International Equity Income Fund are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require each relevant fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, each relevant fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

Table 12 summarizes each relevant fund’s derivatives assets and liabilities (by type) on a gross basis, and net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2019.

Table 12—Derivative of Assets and Liabilities subject to Master Netting Agreements

BNY Mellon International Fund

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(16,930)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(16,930)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(16,930)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(16,930)		-	-	(16,930)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

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Table 13 summarizes each relevant fund’s average market value of derivatives outstanding during the period ended February 28, 2019.

Table 13—Average Market Value of Derivatives
Average Market Value ($)
BNY Mellon Income Stock Fund Equity options contracts	747,515
BNY Mellon International Fund Forward contracts	390,689
BNY Mellon Emerging Markets Fund Forward contracts	319,559
BNY Mellon International Appreciation Fund Equity futures	772,836
BNY Mellon International Equity Income Fund Forward contracts	991,745

Table 14 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at February 28, 2019.

At February 28, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 14—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Large Cap Stock Fund	58,336,718	3,464,929	54,871,789
BNY Mellon Large Cap Market Opportunities Fund	8,530,478	722,100	7,808,378
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	106,414,836	1,931,768	104,483,068
BNY Mellon Income Stock Fund	169,060,960	34,726,141	134,334,819
BNY Mellon Mid Cap Multi-Strategy Fund	915,497,926	37,036,675	878,461,251
BNY Mellon Small Cap Multi-Strategy Fund	102,362,212	22,235,758	80,126,454
BNY Mellon Focused Equity Opportunities Fund	87,372,231	8,310,672	79,061,559
BNY Mellon Small/Mid Cap Multi-Strategy Fund	59,637,215	9,094,593	50,542,622
BNY Mellon International Fund	69,934,204	59,374,974	10,559,230
BNY Mellon Emerging Markets Fund	191,136,752	29,566,125	161,570,627
BNY Mellon International Appreciation Fund	12,750,873	27,262,454	(14,511,581)
BNY Mellon International Equity Income Fund	29,470,678	21,876,319	7,594,359
BNY Mellon Asset Allocation Fund	59,168,018	7,480,195	51,687,823

NOTE 5—Subsequent Event:

On March 20, 2019, the Board approved a Plan of Liquidation for BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon International Appreciation Fund, the pro rata distribution of the assets of the funds to its shareholders and the closing of funds shareholder accounts (the “Liquidation”). The Liquidation of the funds will occur on or about April 30, 2019. Accordingly, effective April 19, 2019, the funds will be closed to any investments for new accounts.

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For More Information

The BNY Mellon Funds

c/o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK

Geneva Capital Management LLC
100 East Wisconsin Avenue
Suite 2550,
Milwaukee, WI 53202

Boston Partners Global Investors, Inc.
909 Third Avenue
New York, NY 10022

Administrator

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:
BNY Mellon Large Cap Stock Fund	Class M: MPLCX	Investor: MILCX
BNY Mellon Large Cap Market Opportunities Fund	Class M: MMOMX	Investor: MMOIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	Class M: MTSMX	Investor: MTSIX
BNY Mellon Income Stock Fund	Class M: MPISX	Investor: MIISX	Class A: BMIAX	Class C: BMISX	Class I: BMIIX	Class Y: BMIYX
BNY Mellon Mid Cap Multi-Strategy Fund	Class M: MPMCX	Investor: MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	Class M: MPSSX	Investor: MISCX
BNY Mellon Focused Equity Opportunities Fund	Class M: MFOMX	Investor: MFOIX
BNY Mellon Small/Mid Cap Multi-Strategy Fund	Class M: MMCMX	Investor: MMCIX
BNY Mellon International Fund	Class M: MPITX	Investor: MIINX
BNY Mellon Emerging Markets Fund	Class M: MEMKX	Investor: MIEGX
BNY Mellon International Appreciation Fund	Class M: MPPMX	Investor: MARIX
BNY Mellon International Equity Income Fund	Class M: MLIMX	Investor: MLIIX
BNY Mellon Asset Allocation Fund	Class M: MPBLX	Investor: MIBLX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by Dreyfus Brokerage Services. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation	MFTSA0219-EQ

The BNY Mellon Funds

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Corporate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

SEMIANNUAL REPORT February 28, 2019

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Funds Trust, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Sincerely,

Patrick T. Crowe
President
BNY Mellon Funds Trust
March 15, 2019

3

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive, CFA, and Timothy J. Sanville, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Bond Fund’s Class M shares produced a total return of 1.78%, and Investor shares produced a total return of 1.64%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), produced a total return of 1.99% for the same period.2

Bonds produced positive total returns over the reporting period amid interest-rate volatility and concerns over slowing economic growth. The fund produced lower returns than the Index primarily due to positioning in treasury inflation-protected securities (TIPS) and taxable municipal bonds.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages the fund’s bond market and maturity exposure and credit profile and uses a disciplined process to select bonds and manage risks. The fund’s investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Investments in bonds may include government securities, corporate bonds, mortgage-related securities and municipal securities. Generally, the average effective duration of the fund’s portfolio will not exceed eight years.

Interest-Rate and Spread Volatility Drove Bond Performance

U.S. debt markets were driven by fluctuating interest rates and spread volatility throughout the reporting period. In early fall 2018, interest rates rose at many points along the yield curve, suppressing Treasury performance. Corporate high yield debt outperformed like-duration Treasuries. Investment-grade corporate credit, despite high supply levels, also performed well. TIPS gained ground on mounting inflationary pressures. However, the market hit an inflection point in the fourth quarter of 2018.

Concerns over decelerating growth and the possibility of continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a sell-off that lasted throughout the remainder of 2018. Spreads widened and risk assets came under pricing pressure, which was exacerbated by a lack of liquidity within the market. High yield and investment-grade corporate bond prices fell. TIPS prices also dipped as inflation expectations weakened.

A flight to quality among investors increased the demand for Treasuries, raising their prices and pushing down yields. However, the volatility subsided in January 2019, in part due to the Fed’s announcement that emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive, after its first meeting of the calendar year. Since the meeting, spreads have narrowed and risk assets have recovered. In general, corporate and securitized credit outperformed like-duration Treasuries during the six-month period.

Sector Allocation Decisions Drive Results

Positioning in TIPS and taxable municipals were two of the largest detractors during the reporting period. TIPS suffered for the period amid softening growth and inflation expectations. The portfolio’s 6% TIPS position produced a drag on returns. Taxable municipal bonds, a subsector of agency debt, also underperformed the broader market during the period. The fund’s overweight position detracted from relative results. From a credit-rating perspective, the portfolio’s underweight position to AAA rated securities also weighed on returns.

Conversely, the fund’s overweight to corporate credit was beneficial to results. Much of the outperformance occurred in the industrials and communication services sectors. Debt backed by technology, utility, and financial companies was also additive. An overweight to BBB rated corporate credit also added value for the period. Lastly, an underweight to nominal Treasuries, which underperformed during the six months, also contributed to relative returns.

Anticipating Range-Bound Interest Rates

We recognize that the fourth quarter of 2018 provided a challenging environment for fixed-income markets. However, we believe the correction we saw is behind us and the markets are in a good position to move forward. We think interest rates will remain range-bound for the near future and could possibly dip lower before rising once again.

Therefore, as of the reporting period’s end, we will continue to maintain the fund’s current sector and credit-rating positioning. However, we are tightening the fund’s duration positioning to be more in line with the benchmark to help mitigate the impact of future interest-rate changes on relative performance.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

3  The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive, CFA, and Timothy J. Sanville, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Intermediate Bond Fund’s Class M shares produced a total return of 1.57%, and Investor shares produced a total return of 1.51%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Index (the “Index”), produced a total return of 2.21% for the same period.2

Intermediate-term bonds produced positive total returns over the reporting period amid interest-rate volatility and concerns over slowing growth. The fund produced lower returns than the Index, primarily due to duration and allocation positioning within Treasuries.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and credit profile and uses a disciplined process to select bonds and manage risk. The fund’s investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.3 Investments in bonds may include government securities, corporate bonds and municipal bonds. Generally, the fund’s average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund’s portfolio will be between 2.5 and 5.5 years. The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. The process includes computer modeling and scenario testing of possible changes in market conditions.

Interest-Rate and Spread Volatility Drive Bond Performance

U.S. debt markets were driven by fluctuating interest rates and spread volatility throughout the reporting period. In early fall 2018, interest rates rose at many points along the yield curve, suppressing Treasury performance. Corporate high yield debt outperformed like-duration Treasuries. Investment-grade corporate credit, despite high supply levels, also performed well. Treasury inflation-protected securities (TIPS) gained ground on mounting inflationary pressures. However, the market hit an inflection point in the fourth quarter of 2018.

Concerns over decelerating growth and the possibility of continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a sell-off that lasted throughout the remainder of 2018. Spreads widened and risk assets came under pricing pressure, which was exacerbated by a lack of liquidity within the market. High yield and investment-grade corporate bond prices fell. TIPS prices also dipped as inflation expectations weakened.

A flight to quality among investors increased the demand for Treasuries, raising their prices and pushing down yields. However, the volatility subsided in January 2019, in part due to the Fed’s announcement that emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive, after its first meeting of the calendar year. Since the meeting, spreads have narrowed and risk assets have recovered. In general, corporate and securitized credit outperformed like-duration Treasuries during the six-month period.

Treasury Performance Dampens Relative Results

Duration and allocation decisions within Treasuries were the primary drivers of relative underperformance. Short duration positioning within nominal Treasuries was a main detractor from results. Underweight positioning relative to the benchmark was also a headwind. Within TIPS, the fund’s 6% position detracted as the asset class underperformed for the period on softening growth and inflation expectations. Positioning within corporate debt detracted modestly, driven by short duration positions within the industrials and consumer cyclicals sectors. From a credit-rating perspective, high-quality debt, such as AAA and AA, detracted from results.

Conversely, BBB rated credit contributed to relative results. Debt issued by utility companies was also modestly additive.

Anticipating Range-Bound Interest Rates

We recognize that the fourth quarter of 2018 provided a challenging environment for fixed-income markets. However, we believe the correction we saw is behind us and the markets are in a good position to move forward. We think interest rates will remain range-bound for the near future and could possibly dip lower before rising once again.

Therefore, as of the reporting period’s end, we will continue to maintain the fund’s current sector and credit-rating positioning. However, we are tightening the fund’s duration positioning to be more in line with the benchmark to help mitigate the impact of future interest-rate changes on relative performance.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. – The Bloomberg Barclays U.S. Intermediate Government/Credit Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in any index.

3  The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive, CFA, and Timothy J. Sanville, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Corporate Bond Fund’s Class M shares produced a total return of 1.96%, and Investor shares produced a total return of 1.81%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Credit Index (the “Index”), produced a total return of 2.47%, and the Bloomberg Barclays U.S. Credit Index, the fund’s secondary benchmark, produced a total return of 2.05% for the same period.2,3

Investment-grade corporate-backed bonds produced moderately positive total returns over the reporting period amid interest-rate volatility and concerns over slowing economic growth. The fund produced lower returns than the Index, primarily due to security selection shortfalls within consumer cyclicals and an overweight to BBB rated debt.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and current income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds, which include U.S. dollar-denominated bonds issued by U.S. and foreign corporations. The remainder of the fund’s assets may be invested in U.S. government and agency bonds, mortgage-related securities, including commercial mortgage-backed securities, asset-backed securities, foreign corporate bonds denominated in foreign currencies, foreign government bonds, municipal bonds and commercial paper and other money market instruments. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the investment adviser, but no lower than Ba-/BB- (or the unrated equivalent as determined by the investment adviser) in the case of mortgage-related and asset-backed securities.

The investment adviser uses a disciplined process to select bonds and manage risk. The investment adviser chooses bonds based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. In selecting corporate bonds for investment, the fund’s portfolio managers analyze fundamental metrics, including the issuer’s cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macroeconomic factors.

Interest-Rate and Spread Volatility Drive Bond Performance

U.S. debt markets were driven by fluctuating interest rates and spread volatility throughout the reporting period. In early fall 2018, interest rates rose at many points along the yield curve, suppressing Treasury performance. Corporate high yield debt outperformed like-duration Treasuries. Investment-grade corporate credit, despite high supply levels, also performed well. Treasury inflation-protected securities (TIPS) gained ground on mounting inflationary pressures. However, the market hit an inflection point in the fourth quarter of 2018.

Concerns over decelerating growth and the possibility of continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a sell-off that lasted throughout the remainder of 2018. Spreads widened and risk assets came under pricing pressure, which was exacerbated by a lack of liquidity within the market. High yield and investment-grade corporate bond prices fell. TIPS prices also dipped as inflation expectations weakened.

A flight to quality among investors increased the demand for Treasuries, raising their prices and pushing down yields. However, the volatility subsided in January 2019, in part due to the Fed’s announcement that emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive, after its first meeting of the calendar year. Since the meeting, spreads have narrowed and risk assets have recovered. In general, corporate and securitized credit outperformed like-duration Treasuries during the six-month period.

Security Selection Decisions Drive Results

Selection of individual issues was a main detractor from relative performance during the six months. Credits backed by consumer cyclical companies were the primary underperformers, although consumer non-cyclical, technology and financial companies also produced a headwind. From a credit-rating perspective, BBB rated securities also dampened relative results. A material overweight to these lower-quality bonds, which were hurt worse than higher-quality credits in December 2018, detracted as spreads widened.

Conversely, long duration positioning was additive. Credit selection among bonds backed by utility companies also helped relative results.

Anticipating Range-Bound Interest Rates

We recognize that the fourth quarter of 2018 provided a challenging environment for fixed-income markets. However, we believe the correction we saw is behind us and the markets are in a good position to move forward. We think interest rates will remain range-bound for the near future and could possibly dip lower before rising once again.

Therefore, as of the reporting period’s end, we will continue to maintain the fund’s current sector and credit-rating positioning. However, we are tightening the fund’s duration positioning to be more in line with the benchmark to help mitigate the impact of future interest-rate changes on relative performance.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. – The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity. The U.S. Intermediate Credit Index is a subset of the U.S. Credit Index, which feeds into the U.S. Government/Credit Index and U.S. Aggregate Index. Investors cannot invest directly in any index.

3  Source: Lipper Inc. – The Bloomberg Barclays U.S. Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

6

For the period from September 1, 2018 through February 28, 2019, as provided by Lawrence R. Dunn, CFA, and Timothy J. Sanville, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Short-Term U.S. Government Securities Fund’s Class M shares produced a total return of 1.04%, and Investor shares produced a total return of 0.98%.1 In comparison, the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (the “Index”), the fund’s benchmark, produced a total return of 1.56% for the same period.2

Short-term U.S. government securities produced mildly positive total returns over the reporting period amid volatile interest rates and slowing growth. The fund underperformed its benchmark mainly due to positioning in mortgage-backed securities and nominal Treasuries.

The Fund’s Investment Approach

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and in repurchase agreements in respect of such securities. The fund may invest in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The fund may also invest in collateralized mortgage obligations (CMOs), including stripped mortgage-backed securities. Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years.

Typically in choosing securities, the portfolio managers first examine U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio managers then seek to identify potentially profitable sectors before they are widely perceived by the market, and seek underpriced or mispriced securities that appear likely to perform well over time.

Interest-Rate and Spread Volatility Drove Bond Performance

U.S. debt markets were driven by fluctuating interest rates and spread volatility throughout the reporting period. In early fall 2018, interest rates rose at many points along the yield curve, suppressing Treasury performance. Corporate high yield debt outperformed like-duration Treasuries. Investment-grade corporate credit, despite high supply levels, also performed well. Treasury inflation-protected securities (TIPS) gained ground on mounting inflationary pressures. However, the market hit an inflection point in the fourth quarter of 2018.

Concerns over decelerating growth and the possibility of continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a sell-off that lasted throughout the remainder of 2018. Spreads widened and risk assets came under pricing pressure, which was exacerbated by a lack of liquidity within the market. High yield and investment-grade corporate bond prices fell. TIPS prices also dipped as inflation expectations weakened.

A flight to quality among investors increased the demand for Treasuries, raising their prices and pushing down yields. However, the volatility subsided in January 2019, in part due to the Fed’s announcement that emphasized its focus on data as a primary driver for rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive, after its first meeting of the calendar year. Since the meeting, spreads have narrowed and risk assets have recovered. Throughout January 2019 and February 2019, the 10-year/2-year and 30-year/2-year spreads increased, steepening the intermediate- and long-term portions of the yield curve. In general, corporate and securitized credit outperformed like-duration Treasuries during the six-month period.

Mortgage-Backed Securities Weighed on Fund Results

The fund’s performance compared to the Index was constrained over the reporting period by its holdings of mortgage-backed securities, which suffered from periods of weak performance during the fourth quarter of 2018. We have since been working to shorten the duration of our mortgage exposure. In addition, short duration within Treasury securities also detracted from relative performance. The portfolio’s Treasury allocation lagged the benchmark during the period of falling rates in December 2018. The fund did not participate as fully as the benchmark due to its reduced interest-rate sensitivity caused by the shorter duration positioning. Agency positioning also detracted from relative performance.

We generally maintained the fund’s average duration in a market-neutral position in order to reduce the portfolio’s exposure to interest-rate risks. We seek to add value through yield generation as opposed to price appreciation.

Positioned for Moderating Growth

As of the end of the reporting period, we expect U.S. growth to continue, albeit at a slower pace that is more in line with the historical mean. We do not anticipate an imminent recession, although we think given current trends one could be possible once we pass into 2020. Given this moderating growth profile, we expect the Fed will likely be patient with rate increases, hiking only once in 2019.

In this environment, we will look for opportunities over the next three to six months to bring duration into closer alignment with the benchmark.

March 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. – The Bloomberg Barclays U.S. Government 1-3 Year Bond Index comprises the U.S. Treasury and U.S. Agency Indices. The index includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures, which reach maturity in 1-3 years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.75	$4.00
Ending value (after expenses)	$1,017.80	$1,016.40
Annualized expense ratio (%)	.55	.80
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.70	$3.95
Ending value (after expenses)	$1,015.70	$1,015.10
Annualized expense ratio (%)	.54	.79
BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.75	$4.00
Ending value (after expenses)	$1,019.60	$1,018.10
Annualized expense ratio (%)	.55	.80
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.69	$3.94
Ending value (after expenses)	$1,010.40	$1,009.80
Annualized expense ratio (%)	.54	.79

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Bond Fund
Expenses paid per $1,000†	$2.76	$4.01
Ending value (after expenses)	$1,022.07	$1,020.83
Annualized expense ratio (%)	.55	.80
BNY Mellon Intermediate Bond Fund
Expenses paid per $1,000†	$2.71	$3.96
Ending value (after expenses)	$1,022.12	$1,020.88
Annualized expense ratio (%)	.54	.79
BNY Mellon Corporate Bond Fund
Expenses paid per $1,000†	$2.76	$4.01
Ending value (after expenses)	$1,022.07	$1,020.83
Annualized expense ratio (%)	.55	.80
BNY Mellon Short-Term U.S. Government Securities Fund
Expenses paid per $1,000†	$2.71	$3.96
Ending value (after expenses)	$1,022.12	$1,020.88
Annualized expense ratio (%)	.54	.79

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

BNY Mellon Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.5%
Aerospace & Defense - .5%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,097,352
Airlines - 1.1%
American Airlines, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	5,088,573		4,921,668
United Airlines Pass Through Trust, Bonds, Ser. 2019-1, Cl. AA	4.15	8/25/2031	6,400,000		6,577,280
				11,498,948
Automobiles & Components - .5%
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	5,145,000		5,112,728
Banks - 9.2%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,170,000		9,172,825
Barclays, Sub. Notes	5.20	5/12/2026	2,185,000		2,202,803
Citigroup, Sub. Notes	4.45	9/29/2027	10,200,000		10,245,445
Citizens Financial Group, Sub. Notes	4.15	9/28/2022	8,555,000	[a]	8,606,399
Cooperatieve Rabobank, Gtd. Notes	4.50	1/11/2021	8,060,000		8,294,235
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	5,500,000	[a]	5,531,358
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		9,847,709
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,270,000		7,276,405
Morgan Stanley, Sub. Notes	4.88	11/1/2022	11,490,000		12,035,570
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	5,345,000		5,495,556
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	3,660,000		3,864,258
Societe Generale, Sub. Notes	4.75	11/24/2025	8,355,000	[a]	8,496,975
Sumitomo Mitsui Banking, Gtd. Notes, 3 Month LIBOR +.37%	3.15	10/16/2020	5,090,000	[b]	5,091,902
Wells Fargo & Co., Sr. Unscd. Notes	2.63	7/22/2022	3,530,000		3,465,238
				99,626,678
Beverage Products - 1.2%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	5,935,000	[a]	5,723,009
PepsiCo, Sr. Unscd. Notes	4.50	1/15/2020	7,040,000		7,149,041
				12,872,050
Chemicals - .7%
DowDuPont, Sr. Unscd. Notes	4.49	11/15/2025	6,885,000		7,204,014
Commercial & Professional Services - 1.0%
George Washington University, Unscd. Bonds	4.13	9/15/2048	5,350,000		5,379,072
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000		5,907,744
				11,286,816

10

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.7%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	4,187,153	4,226,274
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, Cl. A4	3.20	3/15/2048	4,835,000	4,861,062
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000	9,023,960
				18,111,296
Diversified Financials - 1.3%
AerCap Ireland Capital, Gtd. Notes	4.50	5/15/2021	7,525,000	7,627,916
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	6,035,000	6,014,717
				13,642,633
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	5,230,000	5,210,310
Energy - 2.9%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,398,805
Concho Resources, Gtd. Notes	4.30	8/15/2028	3,750,000	3,783,404
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	2,830,000	2,964,996
Exxon Mobil, Sr. Unscd. Notes	1.71	3/1/2019	4,425,000	4,425,000
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,250,000	[a] 4,103,385
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	3,300,000	3,573,793
Spectra Energy Partners, Sr. Unscd. Notes	3.50	3/15/2025	3,145,000	3,103,044
Williams Cos., Sr. Unscd. Notes	4.30	3/4/2024	3,516,000	3,599,036
				30,951,463
Foreign/Governmental - 1.4%
Petroleos Mexicanos, Gtd. Notes	4.88	1/24/2022	7,625,000	7,598,313
Province of Ontario Canada, Sr. Unscd. Notes	3.05	1/29/2024	7,455,000	7,512,014
				15,110,327
Health Care - 2.6%
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	5,090,000	5,012,774
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	5,403,333
Biogen, Sr. Unscd. Notes	2.90	9/15/2020	5,600,000	5,601,384
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	5,100,000	5,059,963
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,180,000	6,999,077
				28,076,531
Industrials - .9%
ABB Finance USA, Gtd. Notes	2.88	5/8/2022	7,215,000	7,196,146
Rockwell Automation, Sr. Unscd. Bonds	3.50	3/1/2029	2,800,000	2,801,088
				9,997,234

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Information Technology - 2.0%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	4,929,826
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	7,035,000	6,912,762
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	9,660,000	9,542,289
				21,384,877
Insurance - 1.0%
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	5,000,000	5,042,625
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	5,960,000	5,863,288
				10,905,913
Internet Software & Services - 1.6%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	6,655,000	6,540,322
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,549,129
eBay, Sr. Unscd. Notes	2.60	7/15/2022	5,295,000	5,185,231
				17,274,682
Media - 1.9%
21st Century Fox America, Gtd. Notes	6.15	3/1/2037	4,365,000	5,395,412
Comcast, Gtd. Notes	3.60	3/1/2024	9,400,000	9,550,479
Discovery Communications, Gtd. Notes	2.80	6/15/2020	5,465,000	[a] 5,420,053
				20,365,944
Municipal Bonds - 7.0%
California, GO, Refunding	3.38	4/1/2025	6,270,000	6,355,397
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	2,394,000	2,392,516
California Educational Facilities Authority, Revenue Bonds, Refunding (Stanford University) Ser. U-2	5.00	10/1/2032	6,125,000	7,793,940
Chicago, GO, Ser. B	7.38	1/1/2033	4,710,000	5,114,872
Commonwealth of Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000	5,563,650
Commonwealth of Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	335,000	342,487
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	14,000,000	14,003,220
New York City, GO (Build America Bonds)	6.25	6/1/2035	5,470,000	5,674,961
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Build America Bonds)	6.28	6/15/2042	8,440,000	8,905,635
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Ser. A3	3.88	8/1/2031	5,650,000	5,696,499
Oakland Unified School District, GO (Build America Bonds)	9.50	8/1/2034	3,550,000	3,646,773
Texas Public Finance Authority, Windstorm Insurance Association Premium Revenue Bonds	8.25	7/1/2024	4,390,000	4,435,876
University of California Regents, Limited Project Revenue Bonds, Refunding, Ser. J	4.13	5/15/2045	5,530,000	5,536,083
				75,461,909

12

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Real Estate - 2.1%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,180,000		4,220,371
Boston Properties, Sr. Unscd. Notes	4.13	5/15/2021	3,005,000		3,063,937
CubeSmart, Gtd. Notes	4.80	7/15/2022	2,538,000		2,632,853
Kimco Realty, Sr. Unscd. Notes	3.40	11/1/2022	5,595,000		5,581,646
Mid-America Apartments, Sr. Unscd. Notes	3.60	6/1/2027	4,725,000		4,592,919
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	2,625,000		2,672,023
				22,763,749
Semiconductors & Semiconductor Equipment - .6%
Intel, Sr. Unscd. Notes	2.70	12/15/2022	4,020,000		4,001,993
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	3,000,000		3,005,056
				7,007,049
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		5,092,091
Telecommunication Services - 3.1%
AT&T, Sr. Unscd. Notes	4.13	2/17/2026	4,975,000		4,982,546
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,340,000		6,590,132
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	9,675,000		9,524,001
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	10,605,000		11,805,467
				32,902,146
Transportation - 2.1%
Burlington North Santa Fe., Sr. Unscd. Debs.	3.45	9/15/2021	6,415,000		6,484,147
JB Hunt Transport Services, Sr. Unscd. Notes	3.88	3/1/2026	5,230,000		5,223,281
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	5,190,000		5,185,720
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,487,848
				22,380,996
U.S. Government Agencies - .5%
Federal Farm Credit Bank, Bonds	3.60	7/23/2025	5,370,000		5,375,950
U.S. Government Agencies Mortgage-Backed - 26.2%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			6,891,204	[c]	6,886,961
3.50%, 11/1/32-4/1/48			37,010,060	[c]	37,113,546
4.00%, 11/1/47-9/1/48			36,944,407	[c]	37,749,972
4.50%, 7/1/48-11/1/48			17,831,507	[c]	18,491,560
5.00%, 12/1/39-7/1/40			4,898,908	[c]	5,253,981
Federal National Mortgage Association:
2.50%, 10/1/31			11,936,737	[c]	11,726,068
3.00%, 6/1/37-9/1/46			42,234,880	[c]	41,368,965
3.50%, 5/1/33-3/1/48			30,345,411	[c]	30,502,514
4.00%, 2/1/39-11/1/48			19,973,538	[c]	20,426,933
4.50%, 7/1/48			9,419,281	[c]	9,755,184

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U.S. Government Agencies Mortgage-Backed - 26.2% (continued)
5.00%, 11/1/43-9/1/48			7,159,849	[c]	7,542,390
Government National Mortgage Association II:
3.00%, 9/20/47			13,908,453		13,739,240
3.50%, 4/20/46-9/20/47			16,332,884		16,495,606
4.00%, 8/1/48			13,924,511		14,307,583
4.50%, 12/1/48			10,144,909		10,516,682
				281,877,185
U.S. Government Securities - 23.2%
U.S. Treasury Bonds	2.25	8/15/2046	5,500,000		4,644,277
U.S. Treasury Bonds	2.50	5/15/2046	5,050,000		4,501,010
U.S. Treasury Bonds	2.75	11/15/2047	4,000,000	[d]	3,740,156
U.S. Treasury Bonds	2.88	8/15/2045	7,985,000		7,686,810
U.S. Treasury Bonds	3.00	2/15/2049	7,250,000	[d]	7,130,488
U.S. Treasury Bonds	3.00	2/15/2047	1,380,000		1,360,324
U.S. Treasury Notes	1.88	4/30/2022	19,525,000		19,158,144
U.S. Treasury Notes	2.00	11/15/2026	8,480,000	[d]	8,096,578
U.S. Treasury Notes	2.13	9/30/2021	2,300,000		2,278,168
U.S. Treasury Notes	2.25	11/15/2027	5,730,000		5,533,255
U.S. Treasury Notes	2.38	5/15/2027	3,150,000	[d]	3,082,939
U.S. Treasury Notes	2.38	1/31/2023	3,500,000		3,481,816
U.S. Treasury Notes	2.50	1/31/2024	4,000,000	[d]	3,996,172
U.S. Treasury Notes	2.63	1/31/2026	10,500,000	[d]	10,507,383
U.S. Treasury Notes	2.63	12/31/2023	31,500,000		31,635,352
U.S. Treasury Notes	2.63	2/28/2023	12,165,000		12,214,895
U.S. Treasury Notes	2.63	2/15/2029	10,000,000	[d]	9,918,555
U.S. Treasury Notes	2.88	11/30/2025	5,000,000		5,079,297
U.S. Treasury Notes	2.88	11/30/2023	24,810,000		25,204,440
U.S. Treasury Notes	3.13	11/15/2028	16,695,000		17,267,912
United States Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2046	9,940,313	[e]	9,665,207
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	1/15/2022	9,990,090	[e]	9,845,409
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	12,935,396	[e]	12,734,670
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,200,250	[e]	5,056,431
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	11,106,470	[e]	11,113,520
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	15,469,975	[e]	15,450,788
				250,383,996
Utilities - 2.2%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		2,570,002
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000		4,733,458
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	4,400,000	[d]	4,271,435
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000		4,621,667
Public Service Enterprise Group, Sr. Unscd. Notes	1.60	11/15/2019	2,670,000		2,645,490
Shell International Finance, Sr. Unscd. Bonds	3.50	11/13/2023	5,269,000		5,386,265
				24,228,317
Total Bonds and Notes (cost $1,072,641,641)			1,071,203,184

14

BNY Mellon Bond Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,628,601)	2.41	7,628,601	[f] 7,628,601

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $101,000)	2.41	101,000	[f] 101,000
Total Investments (cost $1,080,371,242)		100.2%	1,078,932,785
Liabilities, Less Cash and Receivables		(0.2%)	(1,712,765)
Net Assets		100.0%	1,077,220,020

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $37,881,179 or 3.52% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $46,422,544 and the value of the collateral held by the fund was $47,988,423, consisting of cash collateral of $101,000 and U.S. Government & Agency securities valued at $47,887,423.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Government	31.4
Mortgage Securities	27.9
Financial	13.6
Communications	6.0
Consumer, Non-cyclical	4.9
Industrial	4.5
Energy	4.1
Technology	3.1
Utilities	1.8
Consumer, Cyclical	1.5
Investment Companies	.7
Basic Materials	.7
100.2

† Based on net assets.

See notes to financial statements.

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9%
Aerospace & Defense - .7%
General Dynamics, Gtd. Notes	3.00	5/11/2021	6,205,000		6,232,743
Airlines - .5%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,550,319		4,401,068
Automobiles & Components - 1.7%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,126,012
BMW US Capital, Gtd. Notes, 3 Month LIBOR + .38%	3.18	4/6/2020	2,000,000	[a,b]	2,001,696
Paccar Financial, Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,726,705
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/2020	5,960,000		5,922,616
				15,777,029
Banks - 11.9%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		7,177,210
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	9,000,000		8,969,849
Bank of Nova Scotia, Sr. Unscd. Notes	2.50	1/8/2021	4,855,000		4,820,510
Citigroup, Sub. Bonds	4.40	6/10/2025	10,540,000		10,721,054
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		6,950,322
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		6,562,598
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	5,000,000	[b]	4,841,235
Deutsche Bank, Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,334,960
Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	9,000,000		8,819,650
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	7,895,000		7,901,955
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,206,726
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000		7,971,339
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000		6,813,607
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	3,100,000		3,273,006
Santander Holdings USA, Sr. Unscd. Notes	2.65	4/17/2020	4,615,000		4,584,871
Societe Generale, Sub. Notes	4.75	11/24/2025	7,335,000	[b]	7,459,642
Sumitomo Mitsui Banking, Gtd. Notes	2.51	1/17/2020	4,570,000		4,555,238
				110,963,772
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000		5,182,785
Building Materials - .4%
Vulcan Materials, Sr. Unscd. Notes, 3 Month LIBOR + .60%	3.39	6/15/2020	3,600,000	[a]	3,590,645

16

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Chemicals - .4%
Dow Chemical, Sr. Unscd. Notes	4.55	11/30/2025	3,000,000	[b] 3,104,300
DowDuPont, Sr. Unscd. Notes	4.21	11/15/2023	745,000	769,574
				3,873,874
Commercial & Professional Services - .9%
Automatic Data Processing, Sr. Unscd. Notes	2.25	9/15/2020	4,135,000	4,111,072
Total System Services, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,655,407
				8,766,479
Commercial Mortgage Pass-Through Ctfs. - .3%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	2,983,687	2,880,981
Diversified Financials - 1.2%
AerCap Ireland Capital, Gtd. Notes	4.50	5/15/2021	4,435,000	4,495,655
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	6,195,000	6,174,179
				10,669,834
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	4,425,000	4,408,341
Energy - 2.3%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000	5,766,905
Enterprise Products Operating, Gtd. Notes	2.55	10/15/2019	3,330,000	3,324,783
Noble Energy, Sr. Unscd. Notes	3.85	1/15/2028	3,575,000	3,384,171
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,346,268
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,707,419
Spectra Energy Partners, Sr. Unscd. Notes	3.50	3/15/2025	2,760,000	2,723,180
				21,252,726
Environmental Control - .5%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	4,717,786
Food Products - .9%
Campbell Soup Co., Sr. Unscd. Notes	3.65	3/15/2023	4,375,000	4,350,616
General Mills, Sr. Unscd. Notes, 3 Month LIBOR + 1.01%	3.78	10/17/2023	4,325,000	[a] 4,299,915
				8,650,531
Foreign/Governmental - 1.4%
Canadaian Government, Sr. Unscd. Notes	3.05	1/29/2024	6,700,000	[c] 6,751,240
Mexican Government, Gtd. Notes	4.88	1/24/2022	6,390,000	6,367,635
				13,118,875
Health Care - 4.9%
Abbvie, Sr. Unscd. Notes	2.85	5/14/2023	5,800,000	5,650,129
Allergan Funding, Gtd. Notes	3.45	3/15/2022	4,560,000	4,543,129
Amgen, Sr. Unscd. Notes	4.10	6/15/2021	4,955,000	5,057,014

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Health Care - 4.9% (continued)
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	3,955,000	3,923,952
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	6,550,000	6,646,311
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,550,000	6,631,529
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. H	2.75	10/1/2026	4,095,000	3,811,706
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	4,697,968
UnitedHealth Group, Sr. Unscd. Notes	2.88	3/15/2023	4,560,000	4,539,352
				45,501,090
Industrials - 1.6%
Caterpillar Financial Services, Sr. Unscd. Notes	2.10	6/9/2019	6,590,000	6,578,895
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	4,880,143
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	3,794,474
				15,253,512
Information Technology - 3.2%
Adobe, Sr. Unscd. Notes	4.75	2/1/2020	6,414,000	6,524,405
Fidelity National Information Services, Sr. Unscd. Notes	2.25	8/15/2021	6,000,000	5,837,914
Fiserv, Sr. Unscd. Notes	3.85	6/1/2025	4,235,000	4,252,847
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,550,000	6,593,719
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	7,000,000	6,914,702
				30,123,587
Insurance - .3%
Berkshire Hathaway Finance, Gtd. Notes	1.70	3/15/2019	3,225,000	3,224,241
Internet Software & Services - 1.1%
Amazon.com, Sr. Unscd. Notes	2.60	12/5/2019	6,345,000	6,343,870
Ebay, Sr. Unscd. Notes	2.15	6/5/2020	3,855,000	3,813,530
				10,157,400
Media - 1.4%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	4,096,212
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	8,425,000	8,667,844
				12,764,056
Municipal Bonds - 4.4%
California, GO (Taxable High speed passenger Train) Ser. A	2.37	4/1/2022	2,850,000	2,822,725
California, GO, Refunding	3.38	4/1/2025	2,725,000	2,762,114
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	2,016,000	2,014,750
Chicago, GO, Ser. B	7.05	1/1/2029	5,785,000	6,188,157
Commonwealth Of Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	6,495,000	6,640,163

18

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Municipal Bonds - 4.4% (continued)
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue Bonds, Ser. A	3.00	7/1/2020	7,375,000		7,376,696
Texas Public Finance Authority, Windstorm Insurance Association Premium Revenue Bonds	8.25	7/1/2024	3,805,000		3,844,762
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000		9,152,065
				40,801,432
Real Estate - 1.0%
Brandywine Operating Partnership, Notes	3.95	11/15/2027	4,000,000		3,855,064
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000		2,252,574
UDR, Sr. Unscd. Notes	2.95	9/1/2026	3,620,000		3,401,417
				9,509,055
Semiconductors & Semiconductor Equipment - .9%
Intel, Sr. Unscd. Notes	2.45	7/29/2020	7,930,000		7,901,596
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	2.25	2/23/2021	5,915,000		5,865,275
Telecommunication Services - 3.0%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	9,350,000		9,118,808
Cisco Systems, Sr. Unscd. Notes	2.13	3/1/2019	2,935,000		2,935,000
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000		4,650,687
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	10,515,000		11,419,849
				28,124,344
U.S. Government Agencies - .4%
Federal National Mortgage Association, Notes	2.00	4/30/2020	3,610,000	[d]	3,586,521
U.S. Government Securities - 50.6%
U.S. Treasury Notes	0.75	8/15/2019	21,500,000	[c]	21,326,152
U.S. Treasury Notes	0.88	6/15/2019	22,840,000	[c]	22,740,075
U.S. Treasury Notes	0.88	5/15/2019	21,105,000	[c]	21,036,207
U.S. Treasury Notes	1.13	6/30/2021	8,990,000		8,713,277
U.S. Treasury Notes	1.13	2/28/2021	25,655,000	[c]	24,956,503
U.S. Treasury Notes	1.25	4/1/2019	3,500,000	[c]	3,496,624
U.S. Treasury Notes	1.38	12/15/2019	18,750,000		18,580,078
U.S. Treasury Notes	1.38	7/31/2019	20,000,000		19,905,469
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		3,805,314
U.S. Treasury Notes	1.50	7/15/2020	19,480,000		19,203,399
U.S. Treasury Notes	1.63	5/15/2026	4,680,000		4,371,870
U.S. Treasury Notes	1.75	9/30/2022	11,400,000	[c]	11,105,203
U.S. Treasury Notes	1.75	9/30/2019	18,500,000	[c]	18,415,449
U.S. Treasury Notes	1.88	1/31/2022	10,060,000		9,883,164
U.S. Treasury Notes	1.88	2/28/2022	7,200,000		7,070,625
U.S. Treasury Notes	1.88	12/31/2019	7,750,000		7,707,617
U.S. Treasury Notes	2.00	11/15/2026	4,885,000		4,664,125
U.S. Treasury Notes	2.00	11/30/2020	38,095,000		37,740,835
U.S. Treasury Notes	2.13	9/30/2021	20,240,000		20,047,878
U.S. Treasury Notes	2.25	11/15/2024	9,970,000		9,798,641
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		10,993,125
U.S. Treasury Notes	2.50	1/31/2021	19,000,000		18,991,094

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Securities - 50.6% (continued)
U.S. Treasury Notes	2.63	2/28/2023	7,195,000		7,224,511
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,072,031
U.S. Treasury Notes	2.88	10/15/2021	18,750,000		18,923,218
U.S. Treasury Notes	2.88	11/15/2021	12,000,000		12,114,844
U.S. Treasury Notes	2.88	10/31/2020	28,000,000		28,145,469
U.S. Treasury Notes	2.88	11/30/2023	17,000,000		17,270,274
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2022	8,801,586	[c,e]	8,647,730
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	1/15/2022	10,295,343	[e]	10,146,241
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,479,048	[e]	13,106,268
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	1/15/2024	8,538,469	[e]	8,543,889
United States Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	13,608,925	[e]	13,592,047
				470,339,246
Utilities - 1.3%
Nisource, Gtd. Notes	3.49	5/15/2027	3,600,000		3,490,902
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000		3,772,530
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000		4,625,249
				11,888,681
Total Bonds and Notes (cost $921,744,716)			919,527,505
	1-Day Yield (%)		Shares
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,248,616)	2.41		8,248,616	[f]	8,248,616

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $9,704,875)	2.41		9,704,875	[f]	9,704,875
Total Investments (cost $939,698,207)			100.8%	937,480,996
Liabilities, Less Cash and Receivables			(0.8%)	(7,823,523)
Net Assets			100.0%	929,657,473

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $17,406,873 or 1.87% of net assets.

c Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $137,871,358 and the value of the collateral held by the fund was $144,999,079, consisting of cash collateral of $9,704,875 and U.S. Government & Agency securities valued at $135,294,204.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

20

Portfolio Summary (Unaudited) †	Value (%)
Government	56.1
Financial	14.4
Consumer, Non-cyclical	7.3
Communications	5.5
Technology	4.7
Industrial	3.7
Energy	3.0
Consumer, Cyclical	2.2
Investment Companies	1.9
Utilities	1.3
Basic Materials	.4
Mortgage Securities	.3
100.8

† Based on net assets.

See notes to financial statements.

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5%
Agriculture - 1.0%
BAT Capital, Gtd. Notes	3.56	8/15/2027	4,000,000		3,659,549
Bunge, Gtd. Notes	4.35	3/15/2024	4,500,000		4,457,376
				8,116,925
Airlines - 1.6%
Air Canada Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,591,237	[a]	2,534,488
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,471,651		4,324,981
United Airlines Pass Through Trust, Bonds, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,156,397		5,747,613
				12,607,082
Automobiles & Components - 1.5%
Ford Motor Credit, Sr. Unscd. Bonds	4.39	1/8/2026	2,500,000		2,284,470
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	2,000,000		2,038,069
General Motors Financial, Jr. Sub. Notes, Ser. A	5.75	9/30/2027	3,500,000	[b]	3,070,463
Volkswagen Group of America Finance, Gtd. Notes	4.00	11/12/2021	4,000,000	[a]	4,053,847
				11,446,849
Banks - 19.8%
AIB Group, Sr. Unscd. Notes	4.75	10/12/2023	5,000,000	[a]	5,021,567
BAC Capital Trust XIV, Gtd. Notes, Ser. G	4.00	4/15/2019	3,000,000		2,314,425
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	5,000,000		4,851,011
Bank of America, Jr. Sub. Notes, Ser. FF	5.88	3/15/2028	3,000,000		2,938,695
Bank of America, Sub. Notes	4.00	1/22/2025	4,000,000		4,010,497
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	4,985,625
Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2049	5,000,000	[b]	4,572,925
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		7,057,036
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,269,688
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	4,945,394
Citigroup, Jr. Sub. Debs., Ser. Q	5.95	8/15/2020	5,000,000		5,064,225
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,577,300
Citizens Financial Group, Sub. Bonds	3.75	7/1/2024	6,000,000		5,876,004
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,500,000		6,605,438
Credit Agricole, Sub. Notes	4.00	1/10/2033	7,250,000	[a]	6,815,507
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	7,000,000	[a]	6,777,729

22

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5% (continued)
Banks - 19.8% (continued)
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000	[b]	6,989,490
Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	6,500,000		6,260,608
HSBC Holdings, Sub. Notes	4.25	3/14/2024	4,500,000		4,560,547
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	4,500,000		4,503,965
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		2,904,601
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	3,000,000		2,964,353
Llyoyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a]	3,640,350
Morgan Stanley, Sub. Notes	4.88	11/1/2022	6,000,000		6,284,893
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000	[b]	6,279,822
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	5,000,000		5,279,041
Societe Generale, Sub. Notes	4.75	11/24/2025	6,750,000	[a]	6,864,701
Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,899,135
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,103,290
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		4,872,829
Zions Bancorp, Sr. Unscd. Notes	3.50	8/27/2021	3,000,000		3,009,831
				153,100,522
Beverage Products - 1.9%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	5,834,733
Constellation Brands, Gtd. Notes	4.40	11/15/2025	5,000,000		5,129,238
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	3,500,000	[a]	3,541,584
				14,505,555
Building Materials - .6%
CRH America, Gtd. Notes	3.88	5/18/2025	3,000,000	[a]	2,935,118
CRH America Finance, Gtd. Notes	3.40	5/9/2027	1,500,000	[a]	1,391,744
				4,326,862
Chemicals - 1.5%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	3,000,000		2,956,790
Westlake Chemical, Gtd. Notes	3.60	8/15/2026	4,000,000		3,781,859
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	4,750,000	[a]	4,788,815
				11,527,464
Commercial & Professional Services - 2.3%
Boston Medical Center, Scd. Bonds, Ser. 2017	3.91	7/1/2028	5,000,000		4,866,331
Moody's, Sr. Unscd. Notes	4.50	9/1/2022	5,000,000		5,183,314

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.5% (continued)
Commercial & Professional Services - 2.3% (continued)
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	7,500,000	7,685,704
				17,735,349
Consumer Discretionary - 1.8%
Hasbro, Sr. Unscd. Notes	3.15	5/15/2021	5,000,000	4,978,473
NVR, Sr. Unscd. Notes	3.95	9/15/2022	6,250,000	6,362,502
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	3,000,000	3,000,498
				14,341,473
Consumer Durables & Apparel - .4%
Michael Kors USA, Gtd. Notes	4.00	11/1/2024	3,000,000	[a] 2,833,382
Consumer Staples - .4%
Newell Brands, Sr. Unscd. Notes	5.00	11/15/2023	3,400,000	3,398,804
Diversified Financials - 2.8%
AerCap Ireland Capital, Gtd. Notes	4.45	10/1/2025	3,000,000	2,971,958
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a] 3,142,485
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000	3,563,299
International Lease Finance, Sr. Unscd. Notes	5.88	8/15/2022	1,500,000	1,595,870
Legg Mason, Sr. Unscd. Notes	4.75	3/15/2026	4,000,000	4,054,749
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	6,000,000	6,053,731
				21,382,092
Electronic Components - 2.4%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000	1,894,298
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000	2,906,591
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000	3,072,159
Jabil, Sr. Unscd. Bonds	5.63	12/15/2020	3,737,000	3,865,553
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	7,250,000	7,222,705
				18,961,306
Energy - 8.5%
Anadarko Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	2,750,000	2,941,264
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000	[b] 4,159,003
Andeavor Logistics, Gtd. Notes	3.50	12/1/2022	2,000,000	1,991,785
Andeavor Logistics, Gtd. Notes	4.25	12/1/2027	1,500,000	1,477,249
Andeavor Logistics, Gtd. Notes	6.25	10/15/2022	746,000	766,515
Antero Resources, Gtd. Notes	5.13	12/1/2022	3,000,000	3,016,050
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,000,000	4,090,000

24

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5% (continued)
Energy - 8.5% (continued)
Continental Resources, Gtd. Notes	5.00	9/15/2022	5,600,000		5,662,269
Enbridge, Sr. Unscd. Notes	4.25	12/1/2026	4,000,000		4,082,686
Energy Transfer, Sr. Scd. Notes	5.50	6/1/2027	2,500,000		2,631,250
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	3,000,000		3,143,105
EQM Midstream Partners, Sr. Unscd. Notes, Ser. 5Y	4.75	7/15/2023	5,000,000		5,038,067
Harvest Operations, Gtd. Notes	4.20	6/1/2023	2,000,000	[a]	2,062,116
Marathon Oil, Sr. Unscd. Notes	2.80	11/1/2022	5,000,000		4,865,460
Newfield Exploration, Sr. Unscd. Notes	5.38	1/1/2026	2,000,000		2,115,000
Newfield Exploration, Sr. Unscd. Notes	5.63	7/1/2024	3,500,000		3,751,563
Petrobras Global Finance, Gtd. Notes	5.38	1/27/2021	946,000		975,969
Petroleos Mexicanos, Gtd. Notes	4.63	9/21/2023	5,000,000		4,801,000
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a,b]	3,012,544
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,166,464
Williams Partners, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,909,071
				65,658,430
Financials - 2.2%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	6,000,000	[a]	5,942,023
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	5,925,936
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		1,881,601
GATX, Sr. Unscd. Notes	4.75	6/15/2022	3,000,000		3,099,251
				16,848,811
Food Products - 1.8%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,884,454
Flowers Foods, Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,569,091
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	2,998,129
Grupo Bimbo, Sub. Notes	5.95	4/17/2023	500,000	[a]	502,500
McCormick & Co., Sr. Unscd. Notes	3.15	8/15/2024	3,000,000		2,923,522
				13,877,696
Foreign/Governmental - 1.1%
Bermudian Government, Sr. Unscd. Notes	4.75	2/15/2029	200,000	[a]	209,250
Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,565,150
Petroleos Mexicanos, Gtd. Notes	5.50	1/21/2021	3,000,000		3,044,250

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5% (continued)
Foreign/Governmental - 1.1% (continued)
Saudi Arabian Government, Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,638,737
				8,457,387
Forest Products & Other - 1.1%
Georgia-Pacific, Sr. Unscd. Notes	3.16	11/15/2021	6,000,000	[a]	5,968,978
International Paper, Sr. Unscd. Notes	3.00	2/15/2027	2,500,000	[b]	2,338,450
				8,307,428
Health Care - 6.0%
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	5,000,000		4,909,674
Bayer US Finance II, Gtd. Notes	3.88	12/15/2023	1,000,000	[a]	997,807
Celgene, Sr. Unscd. Notes	3.90	2/20/2028	6,000,000		5,885,576
Cigna, Sr. Scd. Notes	4.38	10/15/2028	3,000,000	[a]	3,043,868
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	4,250,000		4,312,492
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,949,604
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		4,931,628
Express Scripts Holdings, Gtd. Notes	3.00	7/15/2023	3,000,000		2,943,277
Magellan Health, Sr. Unscd. Notes	4.40	9/22/2024	5,000,000		4,734,837
Montefiore Obligated Group, Unscd. Bond, Ser. 18-C	5.25	11/1/2048	5,000,000		5,010,222
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,500,000	[a]	5,760,680
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	2.20	7/21/2021	2,500,000		2,377,103
				46,856,768
Industrials - 2.3%
Carlisle Cos., Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		3,797,060
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	4,500,000		4,362,960
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	2,000,000		1,921,460
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	3,500,000		3,499,475
Pentair Finance, Gtd. Notes	2.65	12/1/2019	4,500,000		4,497,188
				18,078,143
Information Technology - 4.3%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	2,000,000		1,909,728
Broadridge Financial Solutions, Sr. Unscd. Notes	3.95	9/1/2020	4,850,000		4,903,627
CA, Sr. Unscd. Notes	3.60	8/1/2020	3,000,000		3,002,621
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	6,250,000		6,329,926
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	5,500,000		5,276,409

26

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 97.5% (continued)
Information Technology - 4.3% (continued)
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,000,000	3,149,073
Fiserv, Gtd. Notes	3.50	10/1/2022	5,500,000	5,522,423
VMware, Sr. Unscd. Notes	2.95	8/21/2022	3,000,000	2,940,016
				33,033,823
Insurance - 2.3%
Assured Guaranty U.S. Holdings, Gtd. Notes	5.00	7/1/2024	6,000,000	6,309,858
MetLife, Jr. Sub. Notes, Ser. D	5.88	3/15/2028	5,500,000	5,546,888
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,750,000	5,679,246
				17,535,992
Internet Software & Services - .7%
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	2,000,000	1,974,779
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,000,000	3,823,158
				5,797,937
Materials - .5%
WRKCo, Gtd. Notes	3.75	3/15/2025	4,000,000	3,928,708
Media - 3.1%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	6,250,000	5,955,756
Fox, Gtd. Notes	4.71	1/25/2029	1,000,000	[a] 1,038,553
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	5,011,983
NBCUniversal Media, Gtd. Notes	4.38	4/1/2021	6,500,000	6,687,357
Sky, Gtd. Notes	2.63	9/16/2019	5,000,000	[a] 4,990,729
				23,684,378
Metals & Mining - .8%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 3,898,480
Glencore Funding, Gtd. Notes	4.63	4/29/2024	2,000,000	[a] 2,040,404
				5,938,884
Municipal Bonds - 5.7%
Chicago, GO, Ser. B	7.05	1/1/2029	7,100,000	7,594,799
Detroit, GO, Ser. B-1	4.00	4/1/2044	3,000,000	2,606,970
Illinois, GO	5.88	3/1/2019	2,385,000	2,385,000
Illinois, GO (Build America Bonds)	6.20	7/1/2021	660,000	680,777
Medical Center Hospital Authority, RAC, Refunding (Columbus Regional Healthcare System, Inc. Project)	4.88	8/1/2022	5,000,000	5,238,550
New Jersey Transportation Trust Fund Authority, GO (Build America Bonds) Ser. C	6.10	12/15/2028	7,010,000	7,247,639
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,528,025

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5% (continued)
Municipal Bonds - 5.7% (continued)
North Texas Tollway Authority, Subordinate Lien System Revenue Bonds (Build America Bonds)	8.91	2/1/2030	5,000,000		5,242,400
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,978,113
Texas Public Finance Authority, Windstorm Insurance Association Premium Revenue Bonds	8.25	7/1/2024	6,600,000		6,668,970
				44,171,243
Real Estate - 8.0%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000		3,279,229
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000		2,019,316
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	4,000,000		4,044,889
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,080,000		3,071,329
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000		6,192,038
CubeSmart, Gtd. Notes	4.80	7/15/2022	3,500,000		3,630,806
Duke Realty, Sr. Unscd. Notes	3.25	6/30/2026	1,000,000		962,828
EPR Properties, Gtd. Notes	4.50	6/1/2027	2,000,000		1,978,108
EPR Properties, Gtd. Notes	4.75	12/15/2026	2,500,000		2,518,803
Essex Portfolio, Gtd. Notes	3.25	5/1/2023	3,000,000		2,961,201
Healthcare Trust of America Holdings, Gtd. Notes	3.75	7/1/2027	4,000,000		3,854,893
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000		2,971,695
Hudson Pacific Properties, Gtd. Notes	3.95	11/1/2027	2,500,000		2,364,601
Hudson Pacific Properties, Gtd. Notes	4.65	4/1/2029	3,000,000		2,961,047
Kilroy Realty, Gtd. Notes	4.38	10/1/2025	4,250,000		4,313,286
Liberty Property, Sr. Unscd. Notes	3.25	10/1/2026	4,000,000		3,796,749
Retail Opportunity Investments Partnership, Gtd. Notes	4.00	12/15/2024	3,000,000		2,860,590
Retail Opportunity Investments Partnership, Gtd. Notes	5.00	12/15/2023	2,000,000		2,012,776
SL Green Operating Partnership, Gtd. Notes	3.25	10/15/2022	3,000,000		2,954,000
Weingarten Realty Investors, Sr. Unscd. Notes	4.45	1/15/2024	3,000,000		3,048,148
				61,796,332
Retailing - 2.7%
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,861,592
Autonation, Gtd. Notes	3.50	11/15/2024	5,000,000		4,693,157
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		3,931,492
Macy's Retail Holdings, Gtd. Notes	2.88	2/15/2023	3,000,000	[b]	2,794,518

28

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.5% (continued)
Retailing - 2.7% (continued)
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[b]	3,826,104
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		2,910,405
				21,017,268
Semiconductors & Semiconductor Equipment - 2.2%
Lam Research, Sr. Unscd. Notes	3.80	3/15/2025	6,000,000		6,066,165
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	5,500,000	[a]	5,497,395
NXP, Gtd. Notes	4.88	3/1/2024	5,000,000	[a]	5,150,450
				16,714,010
Technology Hardware & Equipment - .4%
Dell International, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	3,420,687
Telecommunication Services - 2.9%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	4,500,000		4,388,731
AT&T, Sr. Unscd. Notes	4.45	4/1/2024	3,000,000		3,107,951
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	6,500,000		6,777,907
Verizon Communications, Notes	3.38	2/15/2025	5,500,000		5,504,357
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,077,337
				22,856,283
Utilities - 2.9%
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	5,000,000		5,108,554
Cleveland Electric Illuminating, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,070,114
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		1,875,786
Exelon, Jr. Sub. Notes	3.50	6/1/2022	3,500,000		3,477,674
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	2,995,775
Mississippi Power Co., Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		4,947,427
				22,475,330
Total Bonds and Notes (cost $755,409,973)			754,739,203
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .4%
Diversified Financials - .4%
Air Lease (cost $3,000,000)	6.15		120,000	[c]	3,039,600
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,021,909)	2.41		17,021,909	[d]	17,021,909

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,825,220)	2.41	4,825,220	[d] 4,825,220
Total Investments (cost $780,257,102)		100.7%	779,625,932
Liabilities, Less Cash and Receivables		(0.7%)	(5,656,435)
Net Assets		100.0%	773,969,497

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $157,071,944 or 20.29% of net assets.

b Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $10,011,099 and the value of the collateral held by the fund was $10,357,995, consisting of cash collateral of $4,825,220 and U.S. Government & Agency securities valued at $5,532,775.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financial	34.7
Consumer, Non-Cyclical	13.1
Energy	8.5
Consumer, Cyclical	8.5
Technology	6.9
Government	6.8
Industrial	6.7
Communications	6.5
Basic Materials	3.3
Utilities	2.9
Investment Companies	2.8
100.7

† Based on net assets.

See notes to financial statements.

30

BNY Mellon Short-Term U.S. Government Securities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6%
Commercial Mortgage Pass-Through Ctfs. - 10.1%
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K005, Cl. A2	4.32	11/1/2019	2,000,000	[a]	2,007,798
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K007, Cl. A2	4.22	3/25/2020	1,449,394	[a]	1,463,265
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K018, Cl. A1	1.78	10/1/2020	213,425	[a]	211,832
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K709, Cl. A2	2.09	3/25/2019	39,797	[a]	39,721
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K710, Cl. A2	1.88	5/1/2019	1,182,663	[a]	1,179,925
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K713, Cl. A2	2.31	3/1/2020	4,897,287	[a]	4,874,888
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K714, Cl. A2	3.03	10/1/2020	2,772,061	[a]	2,776,636
Federal Home Loan Mortgage Corporation, Multifamily Structured Pass Through Certificates, Ser. K721, Cl. A2	3.09	8/1/2022	2,000,000	[a]	2,015,995
Government National Mortgage Association, Ser. 2011-165, Cl. A	2.19	10/1/2037	1,443,294		1,430,362
Government National Mortgage Association, Ser. 2011-6, Cl. BA	3.50	10/1/2044	878,342		879,406
Government National Mortgage Association, Ser. 2012-33, Cl. A	1.90	3/1/2040	1,063,732		1,051,276
Government National Mortgage Association, Ser. 2013-101, Cl. A	0.51	5/16/2035	2,058,959		1,996,205
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	2,065,885		2,007,121
Government National Mortgage Association, Ser. 2013-73, Cl. A	0.98	12/16/2035	3,494,232		3,301,474
				25,235,904
Municipal Bonds - 3.4%
California Earthquake Authority, Revenue Bonds	2.81	7/1/2019	535,500		535,168
Houston, GO	2.20	3/1/2019	1,500,000		1,500,000
Massachusetts Housing Finance Agency, Housing Revenue Bonds, Ser. C	2.82	6/1/2019	295,000		294,970
State Board of Administration Finance Corporation, Revenue Bonds, Ser. A	2.16	7/1/2019	2,180,000		2,176,621
Texas, GO	2.78	10/1/2020	2,000,000		2,002,900
Washington, GO, Ser. T	2.79	8/1/2020	2,000,000		2,001,240
				8,510,899
U.S. Government Agencies - 22.9%
Federal Farm Credit Bank, Bonds	1.16	9/26/2019	1,000,000		992,681
Federal Farm Credit Bank, Bonds	1.17	1/13/2020	3,000,000		2,965,533
Federal Farm Credit Bank, Bonds	1.18	8/1/2019	2,000,000		1,989,736

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies - 22.9% (continued)
Federal Farm Credit Bank, Bonds	1.32	7/20/2020	1,000,000		983,095
Federal Home Loan Bank, Bonds	1.75	7/13/2020	3,630,000		3,586,117
Federal Home Loan Bank, Bonds	3.00	9/27/2021	2,765,000		2,771,631
Federal Home Loan Bank, Bonds	3.17	10/29/2021	3,380,000		3,382,302
Federal Home Loan Bank, Bonds	3.17	10/25/2021	1,500,000		1,503,573
Federal Home Loan Bank, Bonds	3.25	11/8/2021	2,000,000		2,002,444
Federal Home Loan Bank, Bonds	3.25	11/23/2021	2,770,000		2,771,540
Federal Home Loan Mortgage Corporation, Unscd. Notes	1.30	9/20/2019	4,000,000	[a]	3,972,884
Federal Home Loan Mortgage Corporation, Unscd. Notes	1.50	9/27/2019	2,000,000	[a]	1,988,516
Federal Home Loan Mortgage Corporation, Unscd. Notes	2.95	1/25/2022	3,345,000	[a]	3,345,264
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.00	1/18/2022	2,375,000	[a]	2,376,093
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.00	7/29/2022	2,845,000	[a]	2,845,199
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.00	11/27/2020	1,000,000	[a]	1,001,706
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.00	12/28/2021	2,545,000	[a]	2,545,270
Federal Home Loan Mortgage Corporation, Unscd. Notes	3.16	12/28/2021	2,520,000	[a]	2,521,653
Federal National Mortgage Association, Notes	1.20	8/16/2019	1,800,000	[a]	1,789,279
Federal National Mortgage Association, Notes	1.54	7/6/2021	2,965,000	[a]	2,881,159
Federal National Mortgage Association, Notes	3.00	9/28/2021	7,005,000	[a]	7,006,485
Federal National Mortgage Association, Unscd. Notes	1.25	7/26/2019	2,180,000	[a]	2,169,046
				57,391,206
U.S. Government Agencies Mortgage-Backed - 41.1%
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3242, Cl. NG	5.75	2/1/2036	759,687	[a]	768,084
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3530, Cl. A	4.00	5/1/2024	208,942	[a]	209,081
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3627, Cl. QH	4.00	1/1/2025	1,697,855	[a]	1,735,390
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3684, Cl. CM	2.50	8/15/2024	72,027	[a]	71,958
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3726, Cl. KG	2.50	4/1/2025	302,130	[a]	300,242
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3803, Cl. EN	3.50	2/1/2024	241,197	[a]	241,073
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3820, Cl. NA	4.50	2/1/2038	322,205	[a]	323,107
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3846, Cl. CK	1.50	9/15/2020	453	[a]	452
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3928, Cl. A	3.00	9/15/2025	613,239	[a]	613,009
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3942, Cl. AC	2.00	10/15/2021	331,621	[a]	328,627

32

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies Mortgage-Backed - 41.1% (continued)
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3952, Cl. MA	3.00	11/15/2021	1,550,879	[a]	1,556,329
Federal Home Loan Mortgage Corporation, REMIC, Ser. 3962, Cl. MA	4.00	4/1/2029	1,663,005	[a]	1,667,860
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4016, Cl. AB	2.00	9/15/2025	1,057,082	[a]	1,047,227
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	687,656	[a]	661,170
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4079, Cl. WA,	2.00	8/15/2040	1,667,382	[a]	1,612,381
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4176, Cl. BA	3.00	2/15/2033	1,100,340	[a]	1,098,422
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4265, Cl. DA	4.00	6/1/2026	1,627,377	[a]	1,673,143
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4480, Cl. VW	3.50	10/15/2026	2,542,666	[a]	2,591,983
Federal Home Loan Mortgage Corporation, REMIC, Ser. 4532, Cl. VW	3.50	4/15/2027	1,514,203	[a]	1,545,842
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/1/2025	369,249	[a]	381,423
Federal National Mortgage Association, REMIC, Ser. 2009-21, Cl. HB	4.50	4/1/2024	386,987	[a]	390,995
Federal National Mortgage Association, REMIC, Ser. 2010-117, Cl. DE	2.00	5/1/2025	1,159,631	[a]	1,143,973
Federal National Mortgage Association, REMIC, Ser. 2010-124, Cl. AG	1.75	11/25/2020	422,618	[a]	418,292
Federal National Mortgage Association, REMIC, Ser. 2010-90, Cl. VN	4.00	5/1/2038	494,771	[a]	496,655
Federal National Mortgage Association, REMIC, Ser. 2011-106, Cl. LU	3.50	9/1/2034	1,692,960	[a]	1,699,081
Federal National Mortgage Association, REMIC, Ser. 2011-122, Cl. A	3.00	12/25/2025	534,405	[a]	533,390
Federal National Mortgage Association, REMIC, Ser. 2011-23, Cl. AB	2.75	6/25/2020	19,272	[a]	19,297
Federal National Mortgage Association, REMIC, Ser. 2011-32, Cl. CV	3.50	4/1/2024	1,916,550	[a]	1,918,605
Federal National Mortgage Association, REMIC, Ser. 2011-36, Cl. PV	4.50	11/1/2040	925,878	[a]	926,755
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. GC	2.00	12/1/2022	665,454	[a]	656,533
Federal National Mortgage Association, REMIC, Ser. 2011-79, Cl. HD	2.00	12/1/2022	665,454	[a]	654,172
Federal National Mortgage Association, REMIC, Ser. 2012-11, Cl. DV	4.00	4/1/2023	966,510	[a]	977,332
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/1/2027	1,130,608	[a]	1,142,468
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	800,908	[a]	777,950
Federal National Mortgage Association, REMIC, Ser. 2012-94, Cl. E	3.00	6/25/2022	262,959	[a]	262,640
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	1,197,311	[a]	1,154,013
Federal National Mortgage Association, REMIC, Ser. 2013-138, Cl. BE	2.50	1/25/2029	205,184	[a]	204,738
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	868,044	[a]	837,443
Federal National Mortgage Association, REMIC, Ser. 3527, Cl. DA	4.00	4/1/2029	393,377	[a]	398,020
Federal National Mortgage Association, REMIC, Ser. 3773, Cl. PA	3.50	6/1/2025	464,872	[a]	467,063

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U.S. Government Agencies Mortgage-Backed - 41.1% (continued)
Government National Mortgage Association, Ser. 2010-46, Cl. CB	3.00	3/1/2039	266,424		265,525
Federal Home Loan Mortgage Corporation:
2.00%, 2/1/23-7/1/23			1,629,428	[a]	1,605,411
2.50%, 1/1/23-3/1/27			3,825,545	[a]	3,781,987
3.00%, 9/1/26-3/1/27			3,214,690	[a]	3,221,828
3.50%, 10/1/25-5/1/27			3,541,841	[a]	3,591,635
4.00%, 10/1/25-6/1/26			2,810,628	[a]	2,889,895
4.50%, 11/1/24-9/1/26			1,084,088	[a]	1,115,707
Federal National Mortgage Association:
2.00%, 4/1/23-10/1/23			6,848,830	[a]	6,744,786
2.42%, 4/1/46			1,545,226	[a]	1,549,487
2.50%, 6/1/22-5/1/28			19,496,563	[a]	19,306,851
3.00%, 1/1/24-9/1/27			8,147,274	[a]	8,197,724
3.50%, 8/1/26-5/1/27			3,257,599	[a]	3,315,747
3.62%, 12/1/21			1,773,845	[a]	1,806,977
4.00%, 5/1/29			3,411,966	[a]	3,502,463
4.07%, 7/1/20			2,234,411	[a]	2,269,429
4.50%, 11/1/22			526,710	[a]	535,498
4.65%, 10/1/19			1,489,599	[a]	1,501,922
6.00%, 8/1/22			907,057	[a]	928,598
Government National Mortgage Association I:
4.00%, 8/1/24			1,301,333		1,335,228
Government National Mortgage Association II:
3.00%, 4/1/27			1,501,725		1,499,667
3.50%, 3/1/26			600,393		610,086
				103,082,669
U.S. Government Securities - 22.1%
U.S. Treasury Notes	1.00	8/31/2019	795,000		788,944
U.S. Treasury Notes	1.25	3/31/2021	3,000,000		2,924,297
U.S. Treasury Notes	1.50	5/15/2020	7,000,000		6,913,320
U.S. Treasury Notes	1.50	7/15/2020	2,500,000		2,464,502
U.S. Treasury Notes	1.50	8/15/2020	2,500,000		2,462,549
U.S. Treasury Notes	2.13	12/31/2021	7,000,000		6,928,906
U.S. Treasury Notes	2.25	3/31/2020	6,000,000		5,981,367
U.S. Treasury Notes	2.38	3/15/2021	2,500,000		2,492,432
U.S. Treasury Notes	2.50	12/31/2020	7,000,000		6,994,531
U.S. Treasury Notes	2.63	8/31/2020	2,000,000		2,002,070
U.S. Treasury Notes	2.63	7/15/2021	6,750,000		6,767,930
U.S. Treasury Notes	2.75	11/30/2020	2,000,000		2,006,797
U.S. Treasury Notes	2.75	9/15/2021	6,750,000		6,790,737
				55,518,382
Total Bonds and Notes (cost $251,195,952)			249,739,060

34

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $286,885)	2.41	286,885	[b] 286,885
Total Investments (cost $251,482,837)		99.7%	250,025,945
Cash and Receivables (Net)		0.3%	827,934
Net Assets		100.0%	250,853,879

REMIC—Real Estate Mortgage Investment Conduit

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	51.2
Government	48.4
Investment Companies	.1
99.7

† Based on net assets.

See notes to financial statements.

35

STATEMENTS OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 8/31/18 ($)	Purchases ($)	Sales ($)	Value 2/28/19 ($)	Net Assets (%)	Dividends/ Disbributions ($)
BNY Mellon Bond Fund
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	8,185,463	151,038,287	151,595,149	7,628,601.7		96,992
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	4,112,290	4,112,290	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	25,309,875	25,208,875	101,000.0		-
Total	8,185,463	180,460,452	180,916,314	7,729,601.7		96,992
BNY Mellon Intermediate Bond Fund
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	6,290,213	109,400,160	107,441,757	8,248,616.9		87,656
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	1,347,340	96,558,880	97,906,220	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	29,506,400	19,801,525	9,704,875	1.0	-
Total	7,637,553	235,465,440	225,149,502	17,953,491	1.9	87,656
BNY Mellon Corporate Bond Fund
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,463,043	131,035,264	115,476,398	17,021,909	2.2	82,736
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	11,215,090	20,984,869	32,199,959	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	7,659,870	2,834,650	4,825,220.6		-
Total	12,678,133	159,680,003	150,511,007	21,847,129	2.8	82,736
BNY Mellon Short-Term U.S. Government Securities Fund
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,376,864	70,902,341	74,992,320	286,885.1		43,532
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	2,801,563	2,801,563	-	-	-
Total	4,376,864	73,703,904	77,793,883	286,885.1		43,532

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

36

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(b)
Unaffiliated issuers	1,071,203,184	919,527,505	757,778,803	249,739,060
Affiliated issuers	7,729,601	17,953,491	21,847,129	286,885
Cash	-	-	-	1,305,478
Receivable for investment securities sold	10,057,110	3,289,934	-	-
Interest receivable	7,504,941	6,157,860	8,971,787	1,038,283
Receivable for shares of Beneficial Interest subscribed	3,017,023	1,993,189	1,764,888	1,045,126
Securities lending receivable	2,636	14,533	2,769	-
Prepaid expenses	27,827	26,034	34,877	20,245
	1,099,542,322	948,962,546	790,400,253	253,435,077
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	340,730	294,678	247,059	77,004
Due to Administrator—Note 3(a)	99,545	86,209	71,703	23,343
Cash overdraft due to Custodian	1,429,530	1,068,134	1,531,013	-
Payable for investment securities purchased	18,019,509	7,871,141	9,455,440	-
Payable for shares of Beneficial Interest redeemed	2,274,083	235,639	260,365	2,447,687
Liability for securities on loan—Note 1(b)	101,000	9,704,875	4,825,220	-
Trustees fees and expenses payable	15,167	7,640	1,296	2,647
Accrued expenses	42,738	36,757	38,660	30,517
	22,322,302	19,305,073	16,430,756	2,581,198
Net Assets ($)	1,077,220,020	929,657,473	773,969,497	250,853,879
Composition of Net Assets ($):
Paid-in capital	1,098,614,316	948,430,434	795,332,451	266,775,816
Total distributable earnings (loss)	(21,394,296)	(18,772,961)	(21,362,954)	(15,921,937)
Net Assets ($)	1,077,220,020	929,657,473	773,969,497	250,853,879
† Investments at cost ($)
Unaffiliated issuers	1,072,641,641	921,744,716	758,409,973	251,195,952
Affiliated issuers	7,729,601	17,953,491	21,847,129	286,885
†† Value of securities on loan ($)	46,422,544	137,871,358	10,011,099	-
Net Asset Value Per Share
Class M
Net Assets ($)	1,071,051,032	925,429,957	771,866,814	249,625,950
Shares Outstanding	86,659,945	75,051,868	61,646,865	21,642,991
Net Asset Value Per Share ($)	12.36	12.33	12.52	11.53
Investor Shares
Net Assets ($)	6,168,988	4,227,516	2,102,683	1,227,929
Shares Outstanding	500,373	342,592	167,853	106,597
Net Asset Value Per Share ($)	12.33	12.34	12.53	11.52

See notes to financial statements.

37

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund		BNY Mellon Short-Term U.S. Government Securities Fund
Investment Income ($):
Income:
Interest	16,173,707	10,707,587	16,068,256	†	2,616,740
Dividends from affiliated issuers	96,992	87,656	82,736		43,532
Income from securities lending—Note 1(b)	17,578	48,057	24,153		1,069
Total Income	16,288,277	10,843,300	16,175,145		2,661,341
Expenses:
Investment advisory fee—Note 3(a)	2,003,191	1,735,769	1,515,374		377,057
Administration fee—Note 3(a)	614,728	532,617	465,143		132,148
Trustees’ fees and expenses—Note 3(c)	32,071	9,805	8,226		7,077
Professional fees	27,871	19,000	21,817		17,604
Registration fees	20,061	18,911	19,290		17,439
Loan commitment fees—Note 2	11,608	9,477	7,524		2,523
Custodian fees—Note 3(b)	8,881	6,126	7,719		4,353
Shareholder servicing costs—Note 3(b)	8,731	6,706	3,334		1,656
Prospectus and shareholders’ reports	4,363	3,790	4,517		2,251
Miscellaneous	29,781	24,185	25,296		22,250
Total Expenses	2,761,286	2,366,386	2,078,240		584,358
Investment Income—Net	13,526,991	8,476,914	14,096,905		2,076,983
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,656,264)	(800,219)	(1,878,537)		(893,534)
Net unrealized appreciation (depreciation) on investments	8,923,580	6,895,460	1,816,598		1,285,774
Net Realized and Unrealized Gain (Loss) on Investments	4,267,316	6,095,241	(61,939)		392,240
Net Increase in Net Assets Resulting from Operations	17,794,307	14,572,155	14,034,966		2,469,223
† Net of foreign taxes withheld at source ($)	-	-	5,628		-

See notes to financial statements.

38

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund			BNY Mellon Intermediate Bond Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	13,526,991	27,398,018		8,476,914	17,242,702
Net realized gain (loss) on investments	(4,656,264)	(2,202,329)		(800,219)	59,101
Net unrealized appreciation (depreciation) on investments	8,923,580	(36,331,602)		6,895,460	(22,312,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,794,307	(11,135,913)		14,572,155	(5,011,056)
Distributions ($):
Distributions to shareholders:
Class M	(14,430,960)	(28,995,001)		(8,604,251)	(18,153,405)
Investor Shares	(87,836)	(200,456)		(45,662)	(113,811)
Total Distributions	(14,518,796)	(29,195,457)		(8,649,913)	(18,267,216)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	177,525,437	176,185,912		196,974,617	165,086,857
Investor Shares	3,594,760	5,354,917		2,681,057	6,381,831
Distributions reinvested:
Class M	2,655,551	5,366,251		1,846,458	3,961,878
Investor Shares	77,629	176,306		40,716	103,003
Cost of shares redeemed:
Class M	(115,272,299)	(139,925,758)		(113,239,701)	(150,729,882)
Investor Shares	(4,479,556)	(7,886,070)		(4,278,174)	(8,119,255)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	64,101,522	39,271,558		84,024,973	16,684,432
Total Increase (Decrease) in Net Assets	67,377,033	(1,059,812)		89,947,215	(6,593,840)
Net Assets ($):
Beginning of Period	1,009,842,987	1,010,902,799		839,710,258	846,304,098
End of Period	1,077,220,020	1,009,842,987		929,657,473	839,710,258
Capital Share Transactions (Shares):
Class Mb
Shares sold	14,470,905	14,054,695		16,115,746	13,339,023
Shares issued for distributions reinvested	217,518	430,151		151,014	321,068
Shares redeemed	(9,432,513)	(11,207,340)		(9,259,884)	(12,206,218)
Net Increase (Decrease) in Shares Outstanding	5,255,910	3,277,506		7,006,876	1,453,873
Investor Shares[b]
Shares sold	295,251	432,501		219,401	517,393
Shares issued for distributions reinvested	6,380	14,141		3,329	8,333
Shares redeemed	(366,385)	(633,295)		(349,517)	(656,561)
Net Increase (Decrease) in Shares Outstanding	(64,754)	(186,653)		(126,787)	(130,835)

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income—net was $1,233,701 for BNY Mellon Bond Fund and $504,314 for BNY Mellon Intermediate Bond Fund in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 294,462 Class M Shares representing $3,594,260 were exchanged for 275,805 Investor Shares for BNY Mellon Bond Fund and 222,793 Class M Shares representing $2,721,631 were exchanged for 222,793 Investor Shares for BNY Mellon Intermediate Bond Fund and during the period ended August 31, 2018, 366,553 Class M Shares representing $4,541,917 were exchanged for 367,572 Investor shares for BNY Mellon Bond Fund and 493,793 Class M Shares representing $6,087,135 were exchanged for 493,605 Investor Shares for BNY Mellon Intermediate Bond Fund.

See notes to financial statements.

39

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Corporate Bond Fund			BNY Mellon Short-Term U.S. Government Securities Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	14,096,905	27,058,341		2,076,983	2,064,823
Net realized gain (loss) on investments	(1,878,537)	1,947,248		(893,534)	(669,834)
Net unrealized appreciation (depreciation) on investments	1,816,598	(33,131,880)		1,285,774	(1,994,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,034,966	(4,126,291)		2,469,223	(599,095)
Distributions ($):
Distributions to shareholders:
Class M	(14,820,191)	(29,491,847)		(2,079,695)	(2,361,769)
Investor Shares	(50,554)	(66,030)		(10,297)	(17,720)
Total Distributions	(14,870,745)	(29,557,877)		(2,089,992)	(2,379,489)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	153,013,536	171,919,330		104,759,466	93,340,190
Investor Shares	2,216,322	3,985,674		522,639	1,225,556
Distributions reinvested:
Class M	3,954,757	7,830,883		518,181	614,664
Investor Shares	27,747	43,854		8,553	16,141
Cost of shares redeemed:
Class M	(160,753,256)	(153,901,535)		(46,544,474)	(73,094,625)
Investor Shares	(2,706,766)	(4,184,996)		(799,183)	(1,469,386)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,247,660)	25,693,210		58,465,182	20,632,540
Total Increase (Decrease) in Net Assets	(5,083,439)	(7,990,958)		58,844,413	17,653,956
Net Assets ($):
Beginning of Period	779,052,936	787,043,894		192,009,466	174,355,510
End of Period	773,969,497	779,052,936		250,853,879	192,009,466
Capital Share Transactions (Shares):
Class Mb
Shares sold	12,364,762	13,474,382		9,104,224	8,073,937
Shares issued for distributions reinvested	319,768	616,425		45,051	53,192
Shares redeemed	(13,043,548)	(12,113,421)		(4,045,842)	(6,310,266)
Net Increase (Decrease) in Shares Outstanding	(359,018)	1,977,386		5,103,433	1,816,863
Investor Shares[b]
Shares sold	179,306	314,900		45,517	106,303
Shares issued for distributions reinvested	2,248	3,449		744	1,398
Shares redeemed	(219,101)	(327,754)		(69,590)	(127,440)
Net Increase (Decrease) in Shares Outstanding	(37,547)	(9,405)		(23,329)	(19,739)

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income—net was $654,663 for BNY Mellon Corporate Bond Fund and $158,678 for BNY Mellon Short-Term U.S. Government Securities Fund in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended February 28, 2019, 179,149 Class M Shares representing $2,213,728 were exchanged for 179,093 Investor Shares for BNY Mellon Corporate Bond Fund and 45,447 Class M Shares representing $522,621 were exchanged for 45,515 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund and during the period ended August 31, 2018, 298,349 Class M Shares representing $3,774,682 were exchanged for 298,273 Investor Shares for BNY Mellon Corporate Bond Fund and 94,014 Class M Shares representing $1,084,907 were exchanged for 94,149 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund.

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover) reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

			Class M Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.32		12.82	13.11	12.74	13.00	12.89
Investment Operations:
Investment income—net [a]	.16		.34	.32	.31	.29	.31
Net realized and unrealized gain (loss) on investments	.06		(.48)	(.21)	.42	(.18)	.34
Total from Investment Operations	.22		(.14)	.11	.73	.11	.65
Distributions:
Dividends from investment income—net	(.18)		(.36)	(.37)	(.36)	(.34)	(.36)
Dividends from net realized gain on investments	-		-	(.03)	-	(.03)	(.18)
Total Distributions	(.18)		(.36)	(.40)	(.36)	(.37)	(.54)
Net asset value, end of period	12.36		12.32	12.82	13.11	12.74	13.00
Total Return (%)	1.78	[b]	(1.10)	.87	5.82	.87	5.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	[c]	.55	.56	.56	.55	.55
Ratio of net expenses to average net assets	.55	[c]	.55	.56	.56	.55	.55
Ratio of net investment income to average net assets	2.70	[c]	2.70	2.50	2.38	2.21	2.41
Portfolio Turnover Rate	32.75	[b]	47.36	72.85	72.21	59.94	43.62
Net Assets, end of period ($ x 1,000)	1,071,051		1,002,899	1,001,290	1,030,685	1,010,387	1,040,204

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.29		12.79	13.08	12.71	12.97	12.86
Investment Operations:
Investment income—net [a]	.15		.31	.28	.27	.26	.28
Net realized and unrealized gain (loss) on investments	.05		(.48)	(.21)	.43	(.18)	.34
Total from Investment Operations	.20		(.17)	.07	.70	.08	.62
Distributions:
Dividends from investment income—net	(.16)		(.33)	(.33)	(.33)	(.31)	(.33)
Dividends from net realized gain on investments	-		-	(.03)	-	(.03)	(.18)
Total Distributions	(.16)		(.33)	(.36)	(.33)	(.34)	(.51)
Net asset value, end of period	12.33		12.29	12.79	13.08	12.71	12.97
Total Return (%)	1.64	[b]	(1.35)	.63	5.55	.62	4.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	[c]	.80	.81	.81	.80	.80
Ratio of net expenses to average net assets	.80	[c]	.80	.81	.81	.80	.80
Ratio of net investment income to average net assets	2.48	[c]	2.46	2.24	2.14	1.95	2.16
Portfolio Turnover Rate	32.75	[b]	47.36	72.85	72.21	59.94	43.62
Net Assets, end of period ($ x 1,000)	6,169		6,944	9,613	9,619	8,221	9,246

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

42

			Class M Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Intermediate Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.26		12.60	12.74	12.55	12.75	12.73
Investment Operations:
Investment income—net [a]	.12		.25	.22	.20	.19	.21
Net realized and unrealized gain (loss) on investments	.07		(.32)	(.10)	.25	(.15)	.17
Total from Investment Operations	.19		(.07)	.12	.45	.04	.38
Distributions:
Dividends from investment income—net	(.12)		(.27)	(.26)	(.26)	(.24)	(.27)
Dividends from net realized gain on investments	-		-	-	-	-	(.09)
Total Distributions	(.12)		(.27)	(.26)	(.26)	(.24)	(.36)
Net asset value, end of period	12.33		12.26	12.60	12.74	12.55	12.75
Total Return (%)	1.57	[b]	(.58)	1.01	3.60	.39	2.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	[c]	.55	.56	.56	.55	.55
Ratio of net expenses to average net assets	.54	[c]	.55	.56	.56	.55	.55
Ratio of net investment income to average net assets	1.95	[c]	2.03	1.77	1.61	1.46	1.66
Portfolio Turnover Rate	16.88	[b]	28.92	48.97	32.99	50.80	42.45
Net Assets, end of period ($ x 1,000)	925,430		833,954	838,741	869,419	877,322	912,247

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Intermediate Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.26		12.60	12.74	12.56	12.75	12.73
Investment Operations:
Investment income—net [a]	.11		.22	.19	.17	.15	.18
Net realized and unrealized gain (loss) on investments	.07		(.33)	(.10)	.24	(.13)	.16
Total from Investment Operations	.18		(.11)	.09	.41	.02	.34
Distributions:
Dividends from investment income—net	(.10)		(.23)	(.23)	(.23)	(.21)	(.23)
Dividends from net realized gain on investments	-		-	-	-	-	(.09)
Total Distributions	(.10)		(.23)	(.23)	(.23)	(.21)	(.32)
Net asset value, end of period	12.34		12.26	12.60	12.74	12.56	12.75
Total Return (%)	1.51	[b]	(.84)	.75	3.26	.14	2.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	[c]	.80	.81	.81	.80	.80
Ratio of net expenses to average net assets	.79	[c]	.80	.81	.81	.80	.80
Ratio of net investment income to average net assets	1.74	[c]	1.78	1.52	1.36	1.21	1.40
Portfolio Turnover Rate	16.88	[b]	28.92	48.97	32.99	50.80	42.45
Net Assets, end of period ($ x 1,000)	4,228		5,756	7,563	8,247	7,468	6,415

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

44

			Class M Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Corporate Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.52		13.06	13.07	12.59	12.96	12.49
Investment Operations:
Investment income—net [a]	.23		.44	.42	.39	.35	.32
Net realized and unrealized gain (loss) on investments	.01		(.50)	.05	.54	(.31)	.56
Total from Investment Operations	.24		(.06)	.47	.93	.04	.88
Distributions:
Dividends from investment income—net	(.24)		(.48)	(.48)	(.45)	(.41)	(.41)
Dividends from net realized gain on investments	-		-	-	-	-	(.00)	[b]
Total Distributions	(.24)		(.48)	(.48)	(.45)	(.41)	(.41)
Net asset value, end of period	12.52		12.52	13.06	13.07	12.59	12.96
Total Return (%)	1.96	[c]	(.48)	3.67	7.55	.31	7.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	[d]	.55	.56	.56	.56	.56
Ratio of net expenses to average net assets	.55	[d]	.55	.56	.56	.56	.56
Ratio of net investment income to average net assets	3.72	[d]	3.43	3.29	3.10	2.71	2.48
Portfolio Turnover Rate	21.53	[c]	33.36	33.05	34.99	34.56	33.17
Net Assets, end of period ($ x 1,000)	771,867		776,480	784,237	850,017	786,085	747,274

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares
	Six Months Ended February 28, 2018		Year Ended August 31,
BNY Mellon Corporate Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.53		13.07	13.07	12.59	12.96	12.49
Investment Operations:
Investment income—net [a]	.22		.37	.42	.35	.33	.28
Net realized and unrealized gain (loss) on investments	.00	[b]	(.46)	.03	.55	(.32)	.57
Total from Investment Operations	.22		(.09)	.45	.90	.01	.85
Distributions:
Dividends from investment income—net	(.22)		(.45)	(.45)	(.42)	(.38)	(.38)
Dividends from net realized gain on investments	-		-	-	-	-	(.00)	[b]
Total Distributions	(.22)		(.45)	(.45)	(.42)	(.38)	(.38)
Net asset value, end of period	12.53		12.53	13.07	13.07	12.59	12.96
Total Return (%)	1.81	[c]	(.72)	3.53	7.29	.04	6.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	[d]	.80	.81	.81	.81	.82
Ratio of net expenses to average net assets	.80	[d]	.80	.81	.81	.81	.82
Ratio of net investment income to average net assets	3.52	[d]	3.06	3.02	2.83	2.46	2.21
Portfolio Turnover Rate	21.53	[c]	33.36	33.05	34.99	34.56	33.17
Net Assets, end of period ($ x 1,000)	2,103		2,573	2,807	1,793	5,315	1,519

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

46

			Class M Shares
	Six Months Ended		Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund	February 28, 2019 (Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.52		11.72	11.81	11.84	11.95	12.03
Investment Operations:
Investment income—net [a]	.11		.14	.08	.04	.06	.02
Net realized and unrealized gain (loss) on investments	.01		(.18)	(.05)	.05	(.02)	.03
Total from Investment Operations	.12		(.04)	.03	.09	.04	.05
Distributions:
Dividends from investment income—net	(.11)		(.16)	(.12)	(.12)	(.15)	(.13)
Net asset value, end of period	11.53		11.52	11.72	11.81	11.84	11.95
Total Return (%)	1.04	[b]	(.36)	.26	.77	.31	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	[c]	.56	.55	.55	.54	.53
Ratio of net expenses to average net assets	.54	[c]	.56	.55	.55	.54	.53
Ratio of net investment income to average net assets	1.93	[c]	1.20	.68	.37	.47	.19
Portfolio Turnover Rate	54.12	[b]	61.04	65.98	100.46	105.49	116.19
Net Assets, end of period ($ x 1,000)	249,626		190,515	172,603	214,754	195,648	253,961

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS (continued)

			Investor Shares
	Six Months Ended		Year Ended August 31,
BNY Mellon Short-Term U.S. Government Securities Fund	February 28, 2019 (Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.50		11.71	11.79	11.82	11.93	12.01
Investment Operations:
Investment income (loss)—net [a]	.09		.11	.05	.01	.03	(.01)
Net realized and unrealized gain (loss) on investments	.02		(.19)	(.04)	.05	(.02)	.03
Total from Investment Operations	.11		(.08)	.01	.06	.01	.02
Distributions:
Dividends from investment income—net	(.09)		(.13)	(.09)	(.09)	(.12)	(.10)
Net asset value, end of period	11.52		11.50	11.71	11.79	11.82	11.93
Total Return (%)	.98	[b]	(.69)	.10	.51	.07	.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	[c]	.81	.80	.80	.79	.78
Ratio of net expenses to average net assets	.79	[c]	.81	.80	.80	.79	.78
Ratio of net investment income (loss) to average net assets	1.65	[c]	.92	.43	.12	.22	(.06)
Portfolio Turnover Rate	54.12	[b]	61.04	65.98	100.46	105.49	116.19
Net Assets, end of period ($ x 1,000)	1,228		1,494	1,753	1,906	1,576	801

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

48

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-five series, including the following diversified funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund seek total return (consisting of capital appreciation and current income). BNY Mellon Short-Term U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (the “Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Table 1 summarizes the inputs used as of February 28, 2019 in valuing each fund’s investments:

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

Table 1—Fair Value Measurements
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3—Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Bond Fund
Commercial Mortgage-Backed	-	-	18,111,296	-	-	-	18,111,296
Corporate Bonds†	-	-	424,882,521	-	-	-	424,882,521
Foreign Government	-	-	15,110,327	-	-	-	15,110,327
Investment Companies	7,729,601	-	-	-	-	-	7,729,601
Municipal Bonds†	-	-	75,461,909	-	-	-	75,461,909
U.S. Government Agencies/ Mortgage-Backed	-	-	287,253,135	-	-	-	287,253,135
U.S. Treasury	-	-	250,383,996	-	-	-	250,383,996
BNY Mellon Intermediate Bond Fund
Commercial Mortgage-Backed	-	-	2,880,981	-	-	-	2,880,981
Corporate Bonds†	-	-	388,800,450	-	-	-	388,800,450
Foreign Government	-	-	13,118,875	-	-	-	13,118,875
Investment Companies	17,953,491	-	-	-	-	-	17,953,491
Municipal Bonds†	-	-	40,801,432	-	-	-	40,801,432
U.S. Government Agencies/ Mortgage-Backed	-	-	3,586,521	-	-	-	3,586,521
U.S. Treasury	-	-	470,339,246	-	-	-	470,339,246

50

Table 1—Fair Value Measurements (contibued)
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3—Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Corporate Bond Fund
Corporate Bonds†	-	-	702,110,573	-	-	-	702,110,573
Equity Securities - Preferred Stocks†	3,039,600	-	-	-	-	-	3,039,600
Foreign Government	-	-	8,457,387	-	-	-	8,457,387
Investment Companies	21,847,129	-	-	-	-	-	21,847,129
Municipal Bonds†	-	-	44,171,243	-	-	-	44,171,243
BNY Mellon Short-Term U.S. Government Securities Fund
Commercial Mortgage-Backed	-	-	25,235,904	-	-	-	25,235,904
Investment Company	286,885	-	-	-	-	-	286,885
Municipal Bonds†	-	-	8,510,899	-	-	-	8,510,899
U.S. Government Agencies/ Mortgage-Backed	-	-	160,473,875	-	-	-	160,473,875
U.S. Treasury	-	-	55,518,382	-	-	-	55,518,382

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 2 summarizes the amount The Bank of New York Mellon earned from each fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended February 28, 2019.

Table 2—Securities Lending Agreement

BNY Mellon Bond Fund	$ 3,221
BNY Mellon Intermediate Bond Fund	9,416
BNY Mellon Corporate Bond Fund	4,477
BNY Mellon Short-Term U.S. Government Securities Fund	184

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Risk: The funds invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering each fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. The funds normally declare and pay dividends from investment income-net monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 3 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2018.

Table 4 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3—Capital Loss Carryover
	Expiring in fiscal year		Post-Enactment Short-Term Losses($)	†† Post-Enactment Long-Term Losses($)
	2019 ($)	†			††† Total($)
BNY Mellon Bond Fund	-		10,697,148	-	10,697,148
BNY Mellon Intermediate Bond Fund	-		5,806,362	7,127,543	12,933,905
BNY Mellon Corporate Bond Fund	-		3,570,228	10,296,189	13,866,417
BNY Mellon Short-Term U.S. Government Securities Fund	64,834		7,421,175	6,199,873	13,685,882

† If not applied, the carryovers expire in the above fiscal years.

†† Post-enactment short-term losses which can be carried forward for an unlimited period.

††† Post-enactment long-term losses which can be carried forward for an unlimited period.

Table 4—Tax Character of Distributions Paid

	2018
	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Bond Fund	29,195,457	-
BNY Mellon Intermediate Bond Fund	18,267,216	-
BNY Mellon Corporate Bond Fund	29,557,877	-
BNY Mellon Short-Term U.S. Government Securities Fund	2,379,489	-

52

(g) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The funds participate with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, the funds did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .40% of BNY Mellon Bond Fund, .40% of BNY Mellon Intermediate Bond Fund, .40% of BNY Mellon Corporate Bond Fund and .35% of BNY Mellon Short-Term U.S. Government Securities Fund.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 5 summarizes the amounts Investor shares were charged during the period ended February 28, 2019, pursuant to the Shareholder Services Plan. Additional fees included in Shareholder servicing costs in the Statements of Operations primarily include fees paid for cash management charges.

Table 5—Shareholder Services Plan Fees

BNY Mellon Bond Fund	$ 8,672
BNY Mellon Intermediate Bond Fund	6,636
BNY Mellon Corporate Bond Fund	3,314
BNY Mellon Short-Term U.S. Government Securities Fund	1,645

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the funds had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the funds will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 6 summarizes the amount each fund was charged during the period ended February 28, 2019 pursuant to the custody agreement.

Each fund compensates The Bank of New York Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 7 summarizes the amount each fund was charged during the period ended February 28, 2019 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—The Bank of New York Mellon Cash Management Fees

BNY Mellon Bond Fund	$ 47
BNY Mellon Intermediate Bond Fund	62
BNY Mellon Corporate Bond Fund	19
BNY Mellon Short-Term U.S. Government Securities Fund	10

During the period ended February 28, 2019, each fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 9 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended February 28, 2019.

Table 10 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at February 28, 2019.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 6—Custody Agreement Fees
Custody fees ($)
BNY Mellon Bond Fund	8,881
BNY Mellon Intermediate Bond Fund	6,126
BNY Mellon Corporate Bond Fund	7,719
BNY Mellon Short-Term U.S. Government Securities Fund	4,353

Table 8—Due to The Dreyfus Corporation and Affiliates
	Investment Advisory Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	The Bank of New York Mellon Cash Management Fees ($)	Chief Compliance Officer Fees ($)
BNY Mellon Bond Fund	325,143	1,320	9,000	13	5,254
BNY Mellon Intermediate Bond Fund	282,192	831	6,389	12	5,254
BNY Mellon Corporate Bond Fund	234,172	430	7,200	3	5,254
BNY Mellon Short-Term U.S. Government Securities Fund	67,312	233	4,203	2	5,254

Table 9—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Bond Fund	400,202,907	329,378,464
BNY Mellon Intermediate Bond Fund	230,290,691	146,451,892
BNY Mellon Corporate Bond Fund	162,221,487	175,965,063
BNY Mellon Short-Term U.S. Government Securities Fund	162,976,114	114,908,657

54

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Bond Fund	8,748,020	10,186,477	(1,438,457)
BNY Mellon Intermediate Bond Fund	4,399,172	6,616,383	(2,217,211)
BNY Mellon Corporate Bond Fund	8,142,009	8,773,179	(631,170)
BNY Mellon Short-Term U.S. Government Securities Fund	263,104	1,719,996	(1,456,892)

55

For More Information

The BNY Mellon Funds

c/o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:
BNY Mellon Bond Fund	Class M: MPBFX	Investor: MIBDX
BNY Mellon Intermediate Bond Fund	Class M: MPIBX	Investor: MIIDX
BNY Mellon Corporate Bond Fund	Class M: BYMMX	Investor: BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund	Class M: MPSUX	Investor: MISTX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by Dreyfus Brokerage Services. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation	MFTSA0219-TB

The BNY Mellon Funds

BNY Mellon Government Money Market Fund

BNY Mellon National Municipal Money Market Fund

SEMIANNUAL REPORT February 28, 2019

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Funds Trust, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Sincerely,

Patrick T. Crowe
President
BNY Mellon Funds Trust
March 15, 2019

3

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by Patricia A. Larkin, Chief Investment Officer of BNY Mellon Cash Investment Strategies

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Government Money Market Fund’s Class M shares produced an annualized yield of 1.99% and its Investor shares produced an annualized yield of 1.74%. Taking into account the effects of compounding, the fund’s Class M shares and Investor shares produced annualized effective yields of 2.01% and 1.75%, respectively.1

Yields of money market instruments moved higher over the reporting period as the Federal Reserve Board (the “Fed”) began to unwind its balance sheet and implemented two additional increases in short-term interest rates amid expectations of strong economic growth and rising inflationary pressures.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is a “government money market fund,” as that term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Short-Term Interest Rates Rose, but the Fed Pauses

Yields of money market instruments moved higher during the reporting period due to strong economic growth and the Fed’s continued move away from an accommodative monetary policy. In September 2018, 108,000 jobs were created, but the unemployment rate slipped to 3.7% and the Fed hiked the federal funds target rate to between 2.00% and 2.25%. October 2018 saw new jobs rebound to 277,000 while the unemployment rate edged up to 3.8%.

New jobs slipped in November 2018, totaling 196,000 and unemployment declined to 3.7%. December 2018 saw a rebound in job creation with new positions amounting to 227,000. Unemployment also rose somewhat, reaching 3.9%.

The Fed raised the federal funds target rate to between 2.25% and 2.50% in December 2018, but Fed Chairman Jerome Powell said the central bank would take a more data-dependent approach to future increases. This led many investors to expect fewer rate hikes in 2019. In January 2019, the economy produced 312,000 new jobs, but the unemployment rate climbed to 4.0%. February 2019 saw job creation plummet to just an estimated 33,000 while unemployment dropped to 3.8%.

Rate Hikes on Pause

The Fed continued to move away from its accommodative monetary policy in 2018, but signaled that it would take a more data-dependent approach in 2019. As interest rates have risen, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture potential higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

March 15, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4

For the period from September 1, 2018 through February 28, 2019, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon National Municipal Money Market Fund’s Class M shares produced an annualized yield of 1.29%, and Investor shares produced an annualized yield of 1.04%. Taking into account the effects of compounding, the fund’s Class M and Investor shares also produced annualized effective yields of 1.30% and 1.05%, respectively.1

Yields of municipal money market instruments generally rose during the reporting period as the Federal Reserve Board (the “Fed”) implemented two additional increases in the federal funds rate and continued to unwind its balance sheet. Supply-and-demand dynamics in the municipal securities market also contributed to the performance of tax-exempt money market instruments.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. To pursue its goal, the fund invests at least 80% of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of its total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Rates Rise, State Fiscal Health Improves

Tax-exempt money market funds saw an increase in assets of approximately 10% in 2018, particularly on strong demand from the retail sector due to attractive after-tax yields. Interest in single-state funds, specifically in high-tax states, increased, and we expect this trend to persist as rates continue to produce attractive after-tax returns.

Supply and demand continued to drive the Securities Industry and Financial Markets Association (SIFMA) Index. The average yield for the first two months of 2019 was 1.54%. The SIFMA Index averaged 1.42% for 2018. (The SIFMA Index is a weekly, high grade market index comprised of seven-day, tax-exempt, variable-rate demand notes produced by Bloomberg LP.)

Assets increased in January 2019 due to the imbalance of newly issued securities and the reinvestment of coupon payments and security maturities. Cash flooded the market looking for a parking place, which pushed floating-security rates lower, as anticipated. The funds added fixed-rate securities as rates backed up in December 2018 in an attempt to smooth out this period of lower variable rates.

Strong inflows into tax-exempt funds continued through February 2019, keeping a lid on rates of variable-rate securities. The imbalance of newly issued securities and the reinvestment of coupon payments and security maturities continued through the month. Yields on fixed-rate securities declined as the market digested the change in future interest-rate increase expectations. The yield curve on short-duration, municipal securities continued to flatten as investors increased their holdings in municipal securities.

The beginning of 2019 finds the states in generally sound credit positions following a period of robust economic and revenue growth in 2018. States have used higher tax receipts to bolster and fully restore reserve or “rainy-day” funds to shield against the inevitable future economic slowdown. But as the majority of states prepare and develop fiscal 2020 budgets, there are some emerging concerns over trends in personal income tax revenue.

A number of high-tax states, such as California, New Jersey and New York, have noted declines in, and lower-than-projected, personal income tax collections. This may be due to a number of factors, including out-migration of very high income-tax payers, the timing of estimated tax payments due to the implementation of the Tax Cuts and Jobs Act of 2017, and diminished capital gains resulting from extreme volatility in the equity markets. We will carefully monitor income-tax receipts during this current tax season as states make adjustments to the difficult process of projecting tax revenues.

Maintaining a Prudent Investment Posture

In a largely rising interest-rate environment, most municipal money market funds maintained short weighted-average maturities with a focus on liquidity. Our funds were no exception, enabling them to capture the increase in yields as the Fed raised interest rates through December 2018.

We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

The Fed Adopts a More Data-Dependent Approach

At its first meeting of 2019 on January 30, the Fed said that it will be patient about any future interest-rate moves and signaled flexibility on the path for reducing its balance sheet. The target range for the federal funds rate was held steady at 2.25%-2.50%. This was a pivotal change from the December 2018 meeting, which had signaled a trend toward higher borrowing costs. Citing global economic and financial developments, as well as muted inflation pressures, the Fed’s statement marked a broader shift toward risk management. The next meeting is scheduled for March 20, 2019.

In light of these developments and the market’s ongoing adjustment to the new tax laws, we intend to emphasize liquidity in an attempt to capture higher yields as short-term rates rise. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

March 15, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more nationally recognized statistical rating organizations (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Government Money Market Fund
Expenses paid per $1,000†	$1.45	$2.69
Ending value (after expenses)	$1,009.90	$1,008.60
Annualized expense ratio (%)	.29	.54
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$1.49	$2.73
Ending value (after expenses)	$1,006.40	$1,005.20
Annualized expense ratio (%)	.30	.55

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon Government Money Market Fund
Expenses paid per $1,000†	$1.45	$2.71
Ending value (after expenses)	$1,023.36	$1,022.12
Annualized expense ratio (%)	.29	.54
BNY Mellon National Municipal Money Market Fund
Expenses paid per $1,000†	$1.51	$2.76
Ending value (after expenses)	$1,023.31	$1,022.07
Annualized expense ratio (%)	.30	.55

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

BNY Mellon Government Money Market Fund
U.S. Treasury Notes - 2.8%	Annualized Yield (%)	Principal Amount($)		Value($)
7/31/19 (cost $24,830,641)	0.88	25,000,000		24,830,641
Repurchase Agreements - 21.4%
Bank of Nova Scotia/New York , Tri-Party Agreement thru BNY Mellon, dated 2/28/19, due 3/1/19 in the amount of $16,001,156 (fully collateralized by $16,636,239 U.S. Treasuries, 0.13%-8.13%, due 3/15/19-8/15/47, value $16,320,000)	2.60	16,000,000		16,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 2/28/19, due 3/1/19 in the amount of $50,003,597 (fully collateralized by $51,239,542 U.S. Treasuries (including strips), 0%-2.88%, due 3/28/19-11/15/45, value $51,000,008)	2.59	50,000,000		50,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 2/28/19, due 3/1/19 in the amount of $25,001,806 (fully collateralized by $25,308,610 U.S. Treasuries (including strips), 0%-3.63%, due 8/29/19-8/15/47, value $25,500,000)	2.60	25,000,000		25,000,000
HSBC Securities USA , Tri-Party Agreement thru JPMorgan Chase Bank, dated 2/28/19, due 3/1/19 in the amount of $100,007,083 (fully collateralized by $136,034,445 U.S. Treasuries (including strips), 0%-2.13%, due 4/16/19-2/15/42, value $102,000,012)	2.55	100,000,000		100,000,000
Total Repurchase Agreements (cost $191,000,000)				191,000,000
U.S. Treasury Floating Rate Notes - 21.8%
3/1/19, 3 Month U.S. T-BILL +.07%	2.49	105,000,000	[a]	105,011,510
3/1/19, 3 Month U.S. T-BILL FLAT	2.42	25,000,000	[a]	24,997,087
3/1/19, 3 Month U.S. T-BILL +.04%	2.46	35,000,000	[a]	34,997,946
3/1/19, 3 Month U.S. T-BILL +.05%	2.46	25,000,000	[a]	25,001,883
3/1/19, 3 Month U.S. T-BILL +.12%	2.53	5,000,000	[a]	4,999,870
Total U.S. Treasury Floating Rate Notes (cost $195,008,296)				195,008,296
U.S. Government Agencies - 34.5%
Federal Home Loan Bank:
4/1/19, 3 Month LIBOR -.35%	2.45	14,000,000	[a]	14,000,074
4/3/19	2.42	25,000,000	[b]	24,945,320
4/9/19, 3 Month LIBOR -.34%	2.46	25,000,000	[a]	25,000,000
4/12/19	2.46	25,000,000	[b]	24,929,329
4/17/19	2.46	50,000,000	[b]	49,842,224
4/26/19	2.46	75,000,000	[b]	74,718,250
3/12/19, 1 Month LIBOR -.07%	2.43	5,000,000	[a]	5,000,000
4/25/19, 3 Month LIBOR -.26%	2.51	25,000,000	[a]	25,000,000
3/8/19, 1 Month LIBOR -.07%	2.45	20,000,000	[a]	20,000,059
3/1/19, SOFR +.04%	2.41	10,000,000	[a]	10,000,000
Federal Farm Credit Bank:
3/1/19, 1 Month LIBOR +.15%	2.66	5,000,000	[a]	5,000,000
3/1/19, EFFE +.01%	2.41	5,000,000	[a]	5,000,111
3/1/19, FCPR -3.06%	2.44	15,000,000	[a]	15,000,395
3/1/19, FCPR -3.08%	2.42	10,000,000	[a]	9,999,690
Total U.S. Government Agencies (cost $308,435,452)				308,435,452
U.S. Treasury Bills - 19.4%
3/12/19	2.39	50,000,000	[b]	49,964,021

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Government Money Market Fund (continued)
U.S. Treasury Bills - 19.4% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
7/5/19	2.51	125,000,000	[b]	123,925,937
Total U.S. Treasury Bills (cost $173,889,958)				173,889,958
Total Investments (cost $893,164,347)		99.9%		893,164,347
Cash and Receivables (Net)		.1%		1,237,302
Net Assets		100.0%		894,401,649

EFFE—Effective Federal Funds Rate

FCPR—Farm Credit Prime Rate

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	78.5
Repurchase Agreements	21.4
99.9

† Based on net assets.

See notes to financial statements.

8

BNY Mellon National Municipal Money Market Fund
Short-Term Investments - 97.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 1.3%
Huntsville Health Care Authority, CP	1.46	3/5/19	8,000,000		7,999,877
Tender Option Bond Trust Receipts (Series 2018-XL0098), (Black Belt Energy Gas District, Gas Prepay Revenue Bonds (Liquidity Agreement: Royal Bank of Canada and Guaranty Agreement; Royal Bank of Canada)), Trust Maturity Date 12/1/2022	1.83	3/14/19	4,500,000	[a,b,c]	4,500,000
				12,499,877
Alaska - 1.2%
Tender Option Bond Trust Receipts (Series 2017-XL0044), (Alaska Muni Bond Bank Authority, Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank)), Trust Maturity Date 4/1/2025	1.84	3/14/19	6,750,000	[a,b,c]	6,750,000
Tender Option Bond Trust Receipts (Series 2017-XM0532), (Alaska Muni Bond Bank Authority, Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 4/1/2025	1.84	3/14/19	4,665,000	[a,b,c]	4,665,000
				11,415,000
Arizona - 1.0%
Casa Grande Industrial Development Authority, MFHR, Refunding (Center Park Apartments Project) (LOC; FNMA)	1.74	3/14/19	2,010,000	[a]	2,010,000
Phoenix Industrial Development Authority, Facilities Revenue Bonds (Southwest Human Development Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	820,000	[a]	820,000
Phoenix Industrial Development Authority, MFHR, Refunding (Del Mar Terrace Apartments Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	1.75	3/6/19	1,900,000	[a]	1,900,000
Tempe Industrial Development Authority, Revenue Bonds (The Centers for Habilitation Project) (LOC; Wells Fargo Bank)	1.90	3/14/19	565,000	[a]	565,000
Tender Option Bond Trust Receipts (Series 2018-XF0695), (Phoenix Civic Improvement Corporation, Airport Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank NA and LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2025	1.79	3/14/19	5,000,000	[a,b,c]	5,000,000
				10,295,000
California - 2.0%
California Enterprise Development Authority, IDR (Pocino Foods Company Project) (LOC; FHLB) Ser. A	1.79	3/14/19	2,920,000	[a]	2,920,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank) Ser. A	1.81	3/14/19	100,000	[a]	100,000
California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds (Regional Properties, Inc. Project) (LOC; FHLB)	1.79	3/14/19	15,000,000	[a]	15,000,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA) Ser. D	1.77	3/14/19	2,300,000	[a]	2,300,000
				20,320,000
Colorado - 1.8%
Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Refunding (Boulder Country Day School Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	1,810,000	[a]	1,810,000
Colorado Health Facilities Authority, Revenue Bonds (Boulder Community Hospital) (LOC; JPMorgan Chase Bank)	1.75	3/6/19	3,795,000	[a]	3,795,000
Colorado Housing and Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking Corporation)	1.80	3/6/19	1,805,000	[a]	1,805,000

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 1.8% (continued)
Jefferson County, Revenue Bonds (Rocky Mountain Butterfly Consortium Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	385,000	[a]	385,000
University of Colorado, CP, Ser. A1	1.66	5/15/19	10,000,000		10,000,000
				17,795,000
Connecticut - 1.7%
RIB Floater Trust, GO (LOC; Barclays Bank PLC) (Series 2017-016)	1.78	3/14/19	17,000,000	[a,b]	17,000,000
District of Columbia - 5.1%
District of Columbia, Revenue Bonds (DC Preparatory Academy) (LOC; Manufacturers & Traders)	1.85	3/8/19	1,400,000	[a]	1,400,000
District of Columbia, Revenue Bonds (District of Columbia Preparatory Academy Issue) (LOC; M&T Trust)	1.85	3/8/19	3,810,000	[a]	3,810,000
Metropolitan Washington Airports Authority, CP, Ser. 1	1.52	3/21/19	22,000,000		21,997,953
Metropolitan Washington Airports Authority, CP, Ser. 1	1.52	3/22/19	17,000,000		16,998,377
Tender Option Bond Trust Receipts (Series 2019-BAML8001), (District of Columbia Housing Finance Agency, Housing Mortgage Revenue Bonds (Liquidity Agreement; Bank of America NA and Guaranty Agreement; Bank of America NA)), Trust Maturity Date 8/1/2047	1.80	3/7/19	6,805,000	[b,c]	6,805,000
				51,011,330
Florida - 5.3%
Collier County Industrial Development Authority, Revenue Bonds (Redlands Christian Migrant Association, Inc. Project) (LOC; Bank of America)	2.02	3/14/19	2,020,000	[a]	2,020,000
Florida Development Finance Corporation, Enterprise Bond Program IDR (Center Court Properties, LLC Project) (LOC; Branch Banking and Trust Co.)	1.80	3/14/19	1,400,000	[a]	1,400,000
Florida Housing Finance Corporation, Revenue Bonds (Hudson Ridge Apartments) Series L	1.79	3/14/19	6,405,000	[a]	6,405,000
Jacksonville, Educational Facilities Revenue Bonds (Edward Waters College Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	2,500,000	[a]	2,500,000
Jacksonville, Educational Facilities Revenue Bonds (Edward Waters College Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	235,000	[a]	235,000
Jacksonville, IDR (University of Florida Health Sciences Center Clinic) (LOC; Branch Banking and Trust Co.)	1.78	3/14/19	800,000		800,000
Orange County Health Facilities Authority, Revenue Bonds, Ser. E	1.80	3/6/19	28,210,000	[a]	28,210,000
Tender Option Bond Trust Receipts (Series 2018-BAML7001), (Tallahassee Health Facilities, Revenue Bonds (Liquidity Agreement; Bank of America NA and LOC; Bank of America NA)), Trust Maturity Date 12/1/2051	1.78	3/7/19	11,000,000	[b,c]	11,000,000
				52,570,000
Georgia - 3.2%
Emory University , CP	1.62	5/14/19	15,350,000		15,350,000
Municipal Electric Authority of Georgia, CP, Ser. 1985A	1.60	3/14/19	6,550,000		6,549,684
RBC Municipal Products Trust, Revenue Bonds (Burke County Development Authority for Pollution Control) (LOC; Royal Bank of Canada)	1.80	3/14/19	7,050,000	[a,b]	7,050,000

10

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 3.2% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF0708), (Bryan County School District, GO (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 8/1/2024	1.82	3/14/19	3,200,000	[a,b,c]	3,200,000
				32,149,684
Illinois - 6.6%
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JPMorgan Chase Bank NA)	1.77	3/6/19	7,000,000	[a]	7,000,000
Illinois Development Finance Authority, Revenue Bonds (Saint Ignatius College Preparatory School) (LOC; PNC Bank NA)	1.76	3/6/19	5,750,000	[a]	5,750,000
Illinois Finance Authority, Revenue Bonds (Everest Academy of Lemont Inc. Project) (Liquidity Facility; FHLB and LOC; FHLB)	1.85	3/14/19	5,040,000	[a]	5,040,000
Illinois Finance Authority, Revenue Bonds (Joan W. and Irving B. Harris Theater for Music and Dance Project) (LOC; PNC Bank NA)	1.76	3/6/19	1,400,000	[a]	1,400,000
Illinois Finance Authority, Revenue Bonds (Marwen Foundation Project) (LOC; Northern Trust Company)	1.80	3/14/19	3,810,000	[a]	3,810,000
Illinois Finance Authority, Revenue Bonds (Saint Ignatius College Preparatory Project) (LOC; PNC Bank NA)	1.76	3/6/19	12,000,000	[a]	12,000,000
Illinois Housing Development Authority, MFHR (Woodlawn Six Apartments) (LOC; FHLMC)	1.76	3/14/19	7,370,000	[a]	7,370,000
Tender Option Bond Trust Receipts (Series 2018-XF0711), (Illinois Finance Authority, Revenue Bonds) (Liquidity Facility; JPMorgan Chase Bank NA and LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 11/15/2040	1.79	3/14/19	23,250,000	[a,b,c]	23,250,000
				65,620,000
Indiana - .6%
Crawfordsville, IDR, Refunding (National Service Industries Inc., Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	4,000,000	[a]	4,000,000
Indiana Development Finance Authority, EDR (Goodwill Industries of Michiana, Inc. Project) (LOC; PNC Bank NA)	1.74	3/14/19	1,750,000	[a]	1,750,000
				5,750,000
Iowa - .5%
Tender Option Bond Trust Receipts (Series 2018-ZF2627), (Iowa Finance Authority, Health Facilities Revenue Bonds (Liquidity Facility; Morgan Stanley Bank)), Trust Maturity Date 2/15/2035	1.79	3/14/19	5,000,000	[a,b,c]	5,000,000
Kentucky - 2.9%
Boone County, Pollution Control Revenue Bonds (Duke Energy) (LOC; Sumitomo Mitsui Banking)	1.76	3/6/19	4,855,000	[a]	4,855,000
Jefferson County, Industrial Revenue Bonds, Refunding (Zeochem L.L.C. Project) (LOC; UBS AG)	1.75	3/14/19	3,900,000	[a]	3,900,000
Louisville & Jefferson County, CP, Ser. A-1	1.88	4/9/19	20,000,000		20,000,000
				28,755,000
Louisiana - 1.0%
Tender Option Bond Trust Receipts (Series 2018-BAML7002), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Louisiana Children's Medical Center) (LOC; Bank of America NA and SPA; Bank of America NA)), Trust Maturity Date 9/1/2057	1.78	3/7/19	10,000,000	[b,c]	10,000,000

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 1.4%
Baltimore County, Revenue Bonds, Refunding (Shade Tree Trace Apartments Facility) (LOC; M&T Trust)	1.85	3/6/19	760,000	[a]	760,000
Maryland Economic Development Corporation, EDR (Prologue, Inc. Project) (LOC; Bank of America)	2.08	3/14/19	2,015,000	[a]	2,015,000
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Revenue Bonds (LOC; Bank of America)	1.83	3/14/19	4,235,000	[a]	4,235,000
Tender Option Bond Trust Receipts (Series 2017-XG0146), (Medical Health and Higher Educational Facilities Authority, Revenue Bonds) (LOC; JPMorgan Chase Bank NA)), Trust Maturity Date 11/15/2024	1.79	3/14/19	6,635,000	[a,b,c]	6,635,000
				13,645,000
Massachusetts - 1.1%
Massachusetts Healthcare, CP, Ser. H-1	1.60	4/3/19	8,505,000		8,503,453
Massachusetts Healthcare, CP, Ser. H-1	1.70	5/1/19	1,960,000		1,959,674
				10,463,127
Michigan - 1.2%
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Liquidity Agreement; Royal Bank of Canada)) Recourse, Trust Maturity Date 5/1/2026	1.79	3/14/19	4,000,000	[a,b,c]	4,000,000
University of Michigan, CP, Ser. K-1	1.40	4/2/19	7,500,000		7,498,821
				11,498,821
Minnesota - .3%
Minneapolis, MFHR (Seven Corners Apartments Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	1,155,000	[a]	1,155,000
Minnesota Higher Education Facilities Authority, Revenue Bonds (Macalester College)	1.78	3/14/19	1,200,000	[a]	1,200,000
Saint Paul Housing and Redevelopment Authority, Revenue Bonds (Goodwill/Easter Seals Project) (LOC; U.S. Bank NA)	1.85	3/14/19	865,000	[a]	865,000
				3,220,000
Mississippi - .3%
Mississippi Business Finance Corporation, Revenue Bonds, Refunding (Jackson Heart Realty Refunding Project) (LOC; FHLB)	1.78	3/14/19	3,235,000	[a]	3,235,000
Missouri - 1.4%
RBC Municipal Products Trust, Revenue Bonds (Stowers Institute Medical Research) (LOC; Royal Bank of Canada and Liquidity Facility; Royal Bank of Canada)	1.80	3/14/19	14,000,000	[a,b]	14,000,000
Nebraska - .5%
Tender Option Bond Trust Receipts (Series 2018-XF2671), (Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 9/1/2048	1.77	3/14/19	5,245,000	[a,b,c]	5,245,000
Nevada - .4%
Tender Option Bond Trust Receipts (Series 2018-XG0199), (Las Vegas Convention & Visitors Authority, Convention Center Expansion Revenue Bonds (Liquidity Facility; Royal Bank of Canada)), Trust Maturity Date 1/1/2042	1.82	3/14/19	4,000,000	[a,b,c]	4,000,000

12

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 1.5%
Tender Option Bond Trust Receipts (Series 2016-ZF0468), (New Jersey Transportation Trust Fund Authority, Revenue Bonds) (Liquidity Agreement; Royal Bank of Canada and LOC; Royal Bank of Canada)), Trust Maturity Date 6/15/2019	1.79	3/14/19	8,550,000	[a,b,c]	8,550,000
Tender Option Bond Trust Receipts (Series 2016-ZF0470), (New Jersey Turnpike Authority, Turnpike Revenue Bonds) (LOC; Royal Bank of Canada)), Trust Maturity Date 7/1/2020	1.79	3/14/19	1,500,000	[a,b,c]	1,500,000
Township of Little Egg Harbor, BAN, Ser. A	2.25	8/20/19	5,200,000		5,209,962
				15,259,962
New York - 9.7%
New York City Capital Resource Corporation, Recovery Zone Facility Revenue Bonds (WytheHotel Project) (LOC; M&T Trust)	1.86	3/14/19	3,700,000	[a]	3,700,000
New York Metropolitan Transportation Authority , (Liquidity Facility; Citibank NA)	1.82	3/14/19	2,590,000	[a,b]	2,590,000
New York Power Authority, CP, Ser. 2	1.38	3/6/19	38,622,000		38,620,276
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	1.79	3/6/19	15,000,000	[a]	15,000,000
Syracuse, RAN, Ser. A	3.50	3/29/19	10,644,000		10,657,280
Tender Option Bond Trust Receipts (Series 2018-XF0615), (Metropolitan Transportation Authority, Revenue Bonds, Refunding) (Liquidity Facility; JPMorgan Chase Bank NA)), Trust Maturity Date 11/15/2025	1.82	3/14/19	12,375,000	[a,b,c]	12,375,000
Tender Option Bond Trust Receipts (Series 2018-XF0623), (Met Transportation Authority, Revenue Bonds, Refunding (Liquidity Facility; TD Bank NA)), Trust Maturity Date 11/15/2042	1.86	3/14/19	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0697), (Met Transportation Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 11/15/2042	1.89	3/7/19	4,000,000	[b,c]	4,000,000
Tompkins County Industrial Development Agency, Civic Facility Revenue Bonds (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	1.85	3/8/19	5,000,000	[a]	5,000,000
				96,942,556
North Carolina - .9%
North Carolina Capital Facilities Finance Agency, Student Revenue Bonds (NCA&T University Foundation Project) (LOC; PNC Bank NA) Ser. B	1.73	3/14/19	1,180,000	[a]	1,180,000
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Novant Health Group) (SPA; JPMorgan Chase Bank NA) Series 2004 A	1.83	3/6/19	7,605,000	[a]	7,605,000
				8,785,000
Ohio - 3.9%
Hamilton County, Hospital Facilities Revenue Bonds (Beechwood Home Project) (LOC; PNC Bank NA)	1.74	3/14/19	1,750,000	[a]	1,750,000
Ohio Higher Educational Facility Commission, CP, Ser. B-6	1.55	5/3/19	17,495,000		17,487,327
Stark County Port Authority, Revenue Bonds (Canton Country Day School Project) (LOC; PNC Bank NA)	1.75	3/14/19	555,000	[a]	555,000
Stark County Port Authority, Revenue Bonds (Community Action Agency Project) (LOC; JPMorgan Chase Bank)	1.85	3/14/19	525,000	[a]	525,000

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 3.9% (continued)
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP) (Convention Hotel Project) (Liquidity Facility; Bank of America)), Trust Maturity Date 12/1/2044	1.86	3/7/19	4,255,000	[b,c]	4,255,000
Tender Option Bond Trust Receipts (Series 2018-YX1079), (Columbus-Franklin County Finance Authority, Project Revenue Bonds (Liquidity Agreement; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 9/1/2025	1.89	3/14/19	14,590,000	[a,b,c]	14,590,000
				39,162,327
Oklahoma - 1.8%
Tender Option Bond Trust Receipts (Series 2018-XX1096), (Oklahoma Development Finance Authority, Healthsystem Revenue Bonds (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 8/15/2057	1.78	3/14/19	18,235,000	[a,b,c]	18,235,000
Pennsylvania - .3%
Pennsylvania Economic Development Financing Authority, EDR (Montessori Academy of Chambersburg, Inc. Project) (LOC; PNC Bank NA)	1.75	3/14/19	1,200,000	[a]	1,200,000
York Redevelopment Authority, Revenue Bonds (LOC; M&T Trust)	1.90	3/8/19	1,995,000		1,995,000
				3,195,000
South Carolina - 3.0%
South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds (YMCA Beaufort County Project) (LOC; Branch Banking and Trust)	1.77	3/14/19	1,210,000	[a]	1,210,000
South Carolina Jobs-Economic Development Authority, EDR (YMCA of Coastal Carolina Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	2,190,000	[a]	2,190,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 12/1/2050	1.78	3/14/19	21,190,000	[a,b,c]	21,190,000
Tender Option Bond Trust Receipts (Series 2019-BAML5004), (South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds (Liquidity Agreement; Bank of America NA and Guaranty Agreement; Bank of America NA)), Trust Maturity Date 8/1/2042	1.78	2/14/19	5,000,000	[b,c]	5,000,000
				29,590,000
Tennessee - 4.0%
Cleveland Health and Educational Facilities Board, Revenue Bonds (Lee University Project) (LOC; Branch Banking and Trust Co.)	1.79	3/14/19	200,000	[a]	200,000
Hawkins County Industrial Development Board, IDR, Refunding (Leggett and Platt, Inc. Project) (LOC; Wells Fargo Bank)	1.83	3/13/19	1,750,000	[a]	1,750,000
Metropolitan Government Nashville & Davidson County, CP, Ser. B-2	1.55	5/3/19	25,000,000		24,986,705
Monroe County, BAN	1.20	6/15/19	5,000,000		4,993,130
Tender Option Bond Trust Receipts (Series 2017-XG0145), (Met Government Nashville & Davidson County, Health and Educational Facility Revenue Bonds (Vanderbilt University Medical Center Program) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	1.78	3/14/19	3,485,000	[a,b,c]	3,485,000
Tender Option Bond Trust Receipts (Series 2018-XL0062), (Met Government Nashville & Davidson County, Health and Educational Facility Board, Revenue Bonds (Liquidity Facility; Citibank NA and LOC; Citibank NA)), Trust Maturity Date 7/1/2024	1.80	3/14/19	4,420,000	[a,b,c]	4,420,000
				39,834,835

14

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 22.9%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	1.76	3/14/19	34,200,000	[a]	34,200,000
Austin, CP, Ser. A	1.50	3/27/19	20,000,000		19,997,347
Gulf Coast Industrial Development Authority, Revenue Bonds (Petrounited Term Inc.) (LOC; BNP Paribas)	1.85	3/14/19	6,200,000	[a]	6,200,000
Harris County, CP, Ser. 9C-1	1.55	5/2/19	23,330,000		23,320,874
Harris County, CP, Ser. 9C-2	1.55	5/2/19	26,670,000		26,659,567
Houston Texas , CP, Ser. B-3	1.50	4/3/19	20,000,000		19,995,430
Lower Colorado River Authority, CP	1.60	3/1/19	6,000,000		6,000,000
Lower Colorado River Authority, CP, Ser. B	1.63	5/2/19	10,430,000		10,426,989
San Antonio Water System, CP, Ser. A1	1.88	3/26/19	9,000,000		9,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	1.78	3/14/19	4,585,000	[a,b,c]	4,585,000
Texas, GO (SPA; Sumitomo Mitsui Banking)	1.76	3/6/19	9,500,000	[a]	9,500,000
Texas A&M Board of Regents, CP	1.66	4/2/19	8,150,000		8,150,000
University of Texas System, CP, Ser. A	1.39	3/4/19	25,000,000		24,999,812
University of Texas System, CP, Ser. A	1.49	4/3/19	10,000,000		9,997,181
University of Texas System, CP, Ser. A	1.53	5/2/19	15,000,000		14,991,819
				228,024,019
Utah - 2.2%
Intermountain Power Agency, CP, Ser. B-1	1.50	3/22/19	22,000,000		21,996,777
Vermont - .1%
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Capital Asset Financing Program) (LOC; Wells Fargo Bank)	2.00	3/14/19	590,000	[a]	590,000
Virginia - .6%
University of Virginia, CP, Ser. 03-A	1.50	3/4/19	6,400,000		6,399,842
Washington - 4.1%
Tender Option Bond Trust Receipts (Series 2018-ZF2682), (King County Housing Authority, Revenue Bonds, Refunding (Ballinger Commons Apartments) (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 5/1/2038	1.77	3/14/19	7,000,000	[a,b,c]	7,000,000
Washington State Housing Finance Commission, MFHR (Reserve at Renton Apartments Project) (LOC; FHLB)	1.76	3/6/19	9,700,000	[a]	9,700,000
Washington State Housing Finance Commission, Multi-Family Housing Revenue Bonds (Redmond Ridge E Apartments Project) (LOC; Federal Home Loan Bank)	1.76	3/6/19	10,945,000	[a]	10,945,000
Washington State Housing Finance Commission, Nonprofit Revenue Bonds (The Evergreen School Project) (LOC; Wells Fargo Bank)	1.85	3/14/19	495,000	[a]	495,000
Washington State Housing Finance Commission, Revenue Bonds (Kitts Corner Apartments Project) (LOC: Federal Home Loan Bank and East West Bank)	1.76	3/6/19	9,775,000	[a]	9,775,000

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Municipal Money Market Fund (continued)
Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 4.1% (continued)
Washington State Housing Finance Commission, Revenue Bonds (Urban Center Apartments Project) (Liquidity Agreement; FHLMC and LOC: FHLMC)	1.75	3/6/19	2,605,000	[a]	2,605,000
				40,520,000
West Virginia - .2%
Cabell County, Revenue Bonds (Huntington YMCA Project) (LOC; JPMorgan Chase Bank)	1.85	3/14/19	1,820,000	[a]	1,820,000
Wisconsin - 1.7%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc. Project) (LOC; Bank of America)	1.85	3/14/19	6,500,000	[a]	6,500,000
Pewaukee School District, BAN	3.00	8/1/19	2,300,000		2,305,831
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Goodwill Industries of North Central Wisconsin, Inc.) (LOC; Wells Fargo Bank)	1.85	3/14/19	4,505,000		4,505,000
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Madison Family Medicine Residency Corporation, Inc. Project) (LOC; JPMorgan Chase Bank)	1.85	3/14/19	930,000		930,000
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Sinsinawa Nursing, Inc. Project) (LOC; JPMorgan Chase Bank)	1.85	3/14/19	250,000		250,000
Wisconsin Housing and Economic Development Authority, SMFH Revenue Bonds, Ser. C (SPA; Federal Home Loan Bank)	1.80	3/14/19	2,700,000		2,700,000
					17,190,831
Total Investments (cost $973,033,988)			97.7%		973,033,988
Cash and Receivables (Net)			2.3%		22,638,523
Net Assets			100.0%		995,672,511

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $254,875,000 or 25.6% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Education	19.9
Medical	17.1
Development	7.6
Utilities	7.6
Power	7.5
General Obligation	7.2
Water	7.1
Multifamily Housing	6.9
Transportation	4.2
Airport	3.9
School District	3.6
Higher Education	3.3
Facilities	.9
Single Family Housing	.7
Nursing Homes	.2
97.7

† Based on net assets.

See notes to financial statements.

16

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

17

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

	BNY Mellon Government Money Market Fund		BNY Mellon National Municipal Money Market Fund
Assets ($):
Investments in securities—See Statements of Investments†	893,164,347	††	973,033,988
Cash	662,713		-
Interest receivable	803,594		2,234,428
Receivable for investment securities sold	-		29,969,532
Prepaid expenses	28,840		30,249
	894,659,494		1,005,268,197
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	116,720		139,833
Due to Administrator—Note 2(a)	86,561		100,363
Cash overdraft due to Custodian	-		1,126,118
Payable for investment securities purchased	-		8,161,053
Trustees fees and expenses payable	18,434		20,416
Accrued expenses	36,130		47,903
	257,845		9,595,686
Net Assets ($)	894,401,649		995,672,511
Composition of Net Assets ($):
Paid-in capital	894,404,417		995,525,011
Total distributable earnings (loss)	(2,768)		147,500
Net Assets ($)	894,401,649		995,672,511
† Investments at cost ($)	893,164,347		973,033,988
†† Value of repurchase agreements—Note 1(b) ($)	191,000,000		-
Net Asset Value Per Share
Class M
Net Assets ($)	876,996,271		995,617,379
Shares Outstanding	877,001,840		996,221,111
Net Asset Value Per Share ($)	1.00		1.00
Investor Shares
Net Assets ($)	17,405,378		55,132
Shares Outstanding	17,405,371		55,176
Net Asset Value Per Share ($)	1.00		1.00

See notes to financial statements.

18

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2019 (Unaudited)

	BNY Mellon Government Money Market Fund	BNY Mellon National Municipal Money Market Fund
Investment Income ($):
Interest Income	9,731,977	7,398,105
Expenses:
Investment advisory fee—Note 2(a)	636,343	698,887
Administration fee—Note 2(a)	521,231	572,562
Custodian fees—Note 2(b)	9,562	15,965
Prospectus and shareholders’ reports	9,817	8,387
Shareholder servicing costs—Note 2(b)	20,859	69
Registration fees	16,635	17,011
Trustees’ fees and expenses—Note 2(c)	27,174	30,671
Professional fees	18,658	22,923
Miscellaneous	15,715	23,082
Total Expenses	1,275,994	1,389,557
Less—reduction in fees due to earnings credits—Note 2(b)	(6,378)	(2,741)
Net Expenses	1,269,616	1,386,816
Investment Income—Net	8,462,361	6,011,289
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	-	147,500
Net unrealized appreciation (depreciation) on investments	-	(42,986)
Net Realized and Unrealized Gain (Loss) on Investments	-	104,514
Net Increase in Net Assets Resulting from Operations	8,462,361	6,115,803

See notes to financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Government Money Market Fund		BNY Mellon National Municipal Money Market Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[a]
Operations ($):
Investment income—net	8,462,361	9,546,308	6,011,289	6,650,490
Net realized gain (loss) on investments	-	521	147,500	79,004
Net unrealized appreciation (depreciation) on investments	-	-	(42,986)	42,986
Net Increase (Decrease) in Net Assets Resulting from Operations	8,462,361	9,546,829	6,115,803	6,772,480
Distributions ($):
Distributions to shareholders:
Class M	(8,317,728)	(9,383,047)	(6,011,005)	(6,655,129)
Investor Shares	(144,633)	(163,261)	(284)	(369)
Total Distributions	(8,462,361)	(9,546,308)	(6,011,289)	(6,655,498)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class M	609,307,373	1,162,190,850	1,125,452,406	1,564,832,868
Investor Shares	14,549,072	26,360,739	-	15,000
Distributions reinvested:
Class M	35,979	38,605	106,329	177,176
Investor Shares	143,032	161,584	78	98
Cost of shares redeemed:
Class M	(507,080,108)	(1,082,838,713)	(893,566,751)	(1,423,041,075)
Investor Shares	(14,190,611)	(29,986,172)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	102,764,737	75,926,893	231,992,062	141,984,067
Total Increase (Decrease) in Net Assets	102,764,737	75,927,414	232,096,576	142,101,049
Net Assets ($):
Beginning of Period	791,636,912	715,709,498	763,575,935	621,474,886
End of Period	894,401,649	791,636,912	995,672,511	763,575,935

[a] Distributions to shareholders include only distributions from net investment income.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Six Months Ended February 28, 2019 (Unaudited)	Class M Shares
		Year Ended August 31,
BNY Mellon Government Money Market Fund		2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00		1.00		1.00
Investment Operations:
Investment income—net	.010	.012	.004	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.010)	(.012)	(.004)	(.000)	[a]	(.000)	[a]	(.000)	[a]
Net asset value, end of period	1.00	1.00	1.00	1.00		1.00		1.00
Total Return (%)	.99[b]	1.24	.38	.04		.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30[d]	.30	.31	.33		.32		.32
Ratio of net expenses to average net assets	.29[d]	.30	.31	.30		.19		.14
Ratio of net investment income to average net assets	2.00[d]	1.23	.36	.04		.00	[c]	.00	[c]
Net Assets, end of period ($ x 1,000)	876,996	774,733	695,342	839,477		329,114		381,864

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
BNY Mellon Government Money Market Fund	(Unaudited)	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00		1.00		1.00
Investment Operations:
Investment income—net	.009	.010	.002	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.009)	(.010)	(.002)	(.000)	[a]	(.000)	[a]	(.000)	[a]
Net asset value, end of period	1.00	1.00	1.00	1.00		1.00		1.00
Total Return (%)	.86[b]	.98	.18	.01		.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.55	.56	.58		.57		.57
Ratio of net expenses to average net assets	.54[d]	.55	.52	.32		.19		.14
Ratio of net investment income to average net assets	1.73[d]	.94	.20	.01		.00	[c]	.00	[c]
Net Assets, end of period ($ x 1,000)	17,405	16,904	20,368	8,799		8,035		8,056

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

22

		Class M Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	(Unaudited)	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00		1.00		1.00
Investment Operations:
Investment income—net	.006	.009	.004	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.006)	(.009)	(.004)	(.000)	[a]	(.000)	[a]	(.000)	[a]
Net asset value, end of period	1.00	1.00	1.00	1.00		1.00		1.00
Total Return (%)	.64[b]	.93	.44	.04		.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30[d]	.30	.31	.31		.30		.30
Ratio of net expenses to average net assets	.30[d]	.30	.31	.16		.08		.13
Ratio of net investment income to average net assets	1.29[d]	.93	.44	.04		.00	[c]	.00	[c]
Net Assets, end of period ($ x 1,000)	995,617	763,521	621,435	571,287		780,977		851,238

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

		Investor Shares
	Six Months Ended February 28, 2019	Year Ended August 31,
BNY Mellon National Municipal Money Market Fund	(Unaudited)	2018	2017	2016		2015		2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00		1.00		1.00
Investment Operations:
Investment income—net	.005	.007	.002	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.005)	(.007)	(.002)	(.000)	[a]	(.000)	[a]	(.000)	[a]
Net asset value, end of period	1.00	1.00	1.00	1.00		1.00		1.00
Total Return (%)	.52[b]	.68	.19	.01		.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.55	.57	.56		.56		.55
Ratio of net expenses to average net assets	.55d	.55	.57	.17		.09		.13
Ratio of net investment income to average net assets	1.15[d]	.69	.12	.01		.00	[c]	.00	[c]
Net Assets, end of period ($ x 1,000)	55	55	40	2,331		6,788		2,648

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-five series, including the following diversified funds: BNY Mellon Government Money Market Fund and BNY Mellon National Municipal Money Market Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Government Money Market Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon National Municipal Money Market Fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (the “Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a constant net asset value (NAV) per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a constant NAV per share of $1.00.

BNY Mellon National Municipal Money Market Fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act, and, such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. BNY Mellon Government Money Market Fund is a “government money market fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the fund’s weekly liquid assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At February 28, 2019, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At February 28, 2019, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

BNY Mellon Government Money Market Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of BNY Mellon Government Money Market Fund to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of BNY Mellon National Municipal Money Market Fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

26

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

BNY Mellon Government Money Market Fund has an unused capital loss carryover of $2,768 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended August 31, 2018 was all ordinary income for BNY Mellon Government Money Market Fund, $6,650,490 tax-exempt income and $5,008 ordinary income for BNY Mellon National Municipal Money Market Fund. The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2019, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an investment advisory agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .15% of BNY Mellon Government Money Market Fund and .15% of BNY Mellon National Municipal Money Market Fund.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 1 summarizes the amounts Investor shares were charged during the period ended February 28, 2019, pursuant to the Shareholder Services Plan. Additional fees included in Shareholder servicing costs in the Statements of Operations primarily include fees paid for cash management charges.

Table 1 —Shareholder Services Plan Fees

BNY Mellon Government Money Market Fund	$20,856
BNY Mellon National Municipal Money Market Fund	68

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. Effective August 1, 2018, BNY Mellon Government Money Market Fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. On the effective date, the arrangement with the custodian changed whereby BNY Mellon Government Money Market Fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. BNY Mellon National Municipal Money Market Fund will continue its current arrangement to offset earning credits against custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 2 summarizes the amount each fund was charged during the period ended February 28, 2019 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 2.

Each fund compensates The Bank of New York Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 3 summarizes the amount each fund was charged during the period ended February 28, 2019 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations.

Table 3 —The Bank of New York Mellon Cash Management Fees

BNY Mellon Government Money Market Fund	$3
BNY Mellon National Municipal Money Market Fund	1

During the period ended February 28, 2019, each fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 4 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

BNY Mellon National Municipal Money Market Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended February 28, 2019, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $181,485,000 and $161,220,000 respectively.

Table 2—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
BNY Mellon Government Money Market Fund	9,562	(6,378)
BNY Mellon National Municipal Money Market Fund	15,965	(2,741)

Table 4—Due to The Dreyfus Corporation and Affiliates
	Investment Advisory Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)
BNY Mellon Government Money Market Fund	106,090	3,149	2,227	5,254
BNY Mellon National Municipal Money Market Fund	123,051	10	11,518	5,254

28

NOTES

29

NOTES

30

NOTES

31

For More Information

The BNY Mellon Funds

c/o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:
BNY Mellon Government Money Market Fund	Class M: MLMXX	Investor: MLOXX
BNY Mellon National Municipal Money Market Fund	Class M: MOMXX	Investor: MNTXX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by Dreyfus Brokerage Services. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation	MFTSA0219-MM

The BNY Mellon Funds

BNY Mellon National Intermediate Municipal Bond Fund

BNY Mellon National Short-Term Municipal Bond Fund

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

BNY Mellon Municipal Opportunities Fund

SEMIANNUAL REPORT February 28, 2019

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Funds Trust, covering the six-month period from September 1, 2018 through February 28, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

While the U.S. economy continued to grow at above-trend rates during the six months, other developed country economies remained moderated. Economic momentum and strong corporate earnings supported U.S. stocks early in the period, while stocks declined in other developed markets. In emerging countries, equities experienced pressure for much of the period as the currency crises in Turkey and Argentina led investors to fear that currency depreciation would spread to other markets in the developing world.

In October, equity markets experienced a sharp sell-off, triggered in part by interest rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indexes while losses deepened in international markets. Global equities continued their general decline throughout the end of the calendar year. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest rate increases in 2019 helped stimulate a rebound across equity markets that lasted throughout the end of the reporting period.

Fixed income markets struggled during the first month of the period as interest rates and inflation rose, pressuring most bond prices. Favorable U.S. equity market performance fed investor risk appetites, reducing the demand for Treasuries and increasing yields. However, equity volatility in October triggered a flight to quality in the bond market, raising Treasury prices and flattening the yield curve. Growth concerns also affected corporate bonds, causing increased spreads and hurting prices through the end of the calendar year. After encouraging comments by the Fed in January, Bond markets rebounded and many indices continued to experience moderately positive returns through the end of February.

We expect economic momentum to continue in the U.S., but we will monitor relevant data for any signs of a change in our outlook. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Sincerely,

Patrick T. Crowe
President
BNY Mellon Funds Trust
March 15, 2019

3

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive and Mary Collette O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon National Intermediate Municipal Bond Fund’s Class M shares produced a total return of 2.27%, and Investor shares produced a total return of 2.14%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of 2.88%,2 and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of 2.85% for the same period.3,4

Municipal bonds generally produced marginally positive total returns over the reporting period due to favorable supply-and-demand dynamics in the municipal securities market, driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index, mainly due to yield curve positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the period as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed-income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

Yield Curve Positioning Dampened Fund Results

The fund’s performance relative to the Index was hindered during the reporting period due to yield curve positioning. The portfolio utilizes a “barbelled” yield curve strategy, meaning that the fund held concentrations of bonds with maturities shorter than and longer than what was held in the Index, which detracted from returns. The yield curve steepened over the period, reducing the effectiveness of this strategy. The portfolio also uses futures to hedge interest-rate risk, which detracted from relative results during the six months. From a credit-rating perspective, issue selection hampered results for AAA rated, AA rated, and BBB rated debt. Bonds backed by the state of California also weighed on portfolio returns. Among the sectors, dedicated tax bonds, education, health care, and transportation issuers detracted.

Conversely, positioning within general obligation bonds supported fund results.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared with other fixed- income securities, particularly for bonds with maturities of ten years or less. There is less demand at this time for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of prices. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, looking to tighten duration relative to the Index and to reduce our exposure to bonds with maturities shorter or longer than those found within the Index. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Bloomberg L.P. — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 Source: Lipper Inc.— The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

4 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

4

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon National Short-Term Municipal Bond Fund’s Class M shares produced a total return of 1.01%, and Investor shares produced a total return of 0.88%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Short Index (the “Index”), produced a total return of 1.33%,2 and the fund’s former benchmark, the S&P Municipal Bond Short Index, produced a total return of 1.34% for the same period.3,4

Municipal bonds generally produced marginally positive total returns over the reporting period due to favorable supply-and-demand dynamics in the municipal securities market, driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index, primarily due to yield curve positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.5 Generally, the fund’s average effective portfolio maturity and the average effective duration of the fund’s portfolio will be less than three years.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the reporting period as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market, as coupon and maturity reinvestment trended lower, in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve (“Fed”) interest-rate hikes in the face of unsupportive data triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed-income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

Yield Curve Positioning Dampens Fund Results

The fund’s performance relative to the Index was hindered during the reporting period by an overweight to bonds with maturities shorter than the benchmark. The fund held an overweight to one- and two-year maturity bonds, which shortened the fund’s duration. The portfolio was underweight to three-, four-, and five-year maturities. This led to underperformance during a period in which these bonds rallied. From a credit-rating perspective, the short duration within higher-yielding, lower-quality bonds with ratings of A and BBB detracted from results. Bonds backed by health care and industrial development revenue and pollution control revenue (IDRPCR) bonds also provided a headwind. Positioning within bonds issued by the state of New York also detracted.

Conversely, successful bond selection within AAA rated debt contributed to relative results. Pre-refunded and tax-supported bonds also helped returns, as did bonds issued by the state of California.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared with other fixed- income securities, particularly for bonds with maturities of 10 years or less. There is currently less demand for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of prices. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, looking to tighten duration relative to the Index and to reduce our exposure to bonds with maturities shorter or longer than those found within the Index. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Bloomberg L.P. — The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 Source: Bloomberg L.P. — The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the rebalancing date. Investors cannot invest directly in any index.

4 The S&P Municipal Bond Investment Grade Short Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Short Index until the S&P Municipal Bond Investment Grade Short Index has been calculated for a 10-year period.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

5

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by Gregory J. Conant and Mary Collette O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund’s Class M shares produced a total return of 2.35%, and Investor shares produced a total return of 2.31%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of 2.88%,2 and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of 2.85% for the same period.3,4

Municipal bonds generally produced marginally positive total returns over the reporting period due to favorable supply-and-demand dynamics in the municipal securities market, driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index, primarily due to yield curve positioning.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years and the average effective duration of the fund’s portfolio will not exceed eight years.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the period as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve (“Fed”) interest-rate hikes, in the face of unsupportive data, triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed-income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

Pennsylvania’s financial condition has stabilized throughout the last several years due to an improved budgetary process. After previous difficulties, the state was able to pass a budget in the summer of 2018. This has reassured investors and the state spreads have narrowed. Pennsylvania enjoys a diverse economy, which helps to provide steady revenues.

Yield Curve Positioning Dampens Fund Results

The fund’s performance relative to the Index was hindered during the reporting period due to yield curve positioning. The portfolio utilizes a “barbelled” yield curve strategy, meaning that the fund held concentrations of bonds with maturities shorter than and longer than what was held in the Index, which detracted from returns. The yield curve steepened over the period, reducing the effectiveness of this strategy. In particular, bonds with maturities shorter than three years contributed to the majority of the underperformance. The portfolio also uses futures to hedge interest-rate risk, which detracted from relative results during the six months. From a credit-rating perspective, A rated, and BBB rated selections also detracted from relative results. Credit selection within education and dedicated tax bonds also provided a headwind. Within the sectors, an overweight to dedicated tax bonds, combined with unfavorable issue selection, led to relative losses.

Conversely, positioning with AA rated securities helped to bolster results. Selections within Pennsylvania education bonds, which are of relatively high quality, were also additive.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared to other fixed-income securities, particularly for bonds with maturities of ten years or less. There is less demand at this time for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of prices. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, looking to tighten duration relative to the Index and to reduce our exposure to bonds with maturities shorter or longer than those found within the Index. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Bloomberg L.P. — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Unlike a mutual fund, the index is not subject to charges, fees, and other expenses and is not limited to investments principally in Pennsylvania municipal obligations. Investors cannot invest directly in any index.

3 Source: Lipper Inc.— The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

4 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

6

For the period from September 1, 2018 through February 28, 2019, as provided by Mary Collette O’Brien and Stephen J. O’Brien, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Massachusetts Intermediate Municipal Bond Fund’s Class M shares produced a total return of 2.44%, and Investor shares produced a total return of 2.31%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of 2.88%,2 and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of 2.85% for the same period.3,4

Municipal bonds generally produced marginally positive total returns over the reporting period, due to favorable supply-and-demand dynamics in the municipal securities market, driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index, primarily due to yield curve positioning.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. The fund’s investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser.5 Generally, the fund’s average effective portfolio maturity will be between three and ten years, and the average effective duration of the fund’s portfolio will not exceed eight years.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the period, as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve interest-rate hikes, in the face of unsupportive data, triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed-income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth calendar quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

Massachusetts is doing well from an economic and credit perspective. Revenue increases have been mitigating budgetary strains. The state benefits from diversified sources of revenue. Challenges remain regarding pension funding, but increased revenue flows have improved funding rates. Fiscal discipline keeps the state in a healthy financial condition.

Yield Curve Positioning Dampens Fund Results

The fund’s performance relative to the Index was hindered during the reporting period due to yield curve positioning. The portfolio utilizes a “barbelled” yield curve strategy, meaning that the fund held concentrations of bonds with maturities shorter than and longer than what was held in the Index, which detracted from returns. The yield curve steepened over the period, reducing the effectiveness of this strategy. The portfolio also uses futures to hedge interest-rate risk, which detracted from relative results during the six months. From a credit-rating perspective, the shorter durations of fund holdings in the AAA and A rated categories relative to those of the Index hampered their relative performance. Credit spread widening in certain BBB rated names within the higher education and health care sectors also provided a headwind.

The fund’s yield curve positioning within the middle of the curve, particularly debt with maturities in eight to ten years, was additive, however. In addition, selections within AA rated securities were modestly positive contributors largely due to their longer-than-index duration on average.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared with other fixed- income securities, particularly for bonds with maturities of ten years or less. There is less demand at this time for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of prices. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, looking to tighten duration relative to the Index and to reduce our exposure to bonds with maturities shorter or longer than those found within the Index. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Bloomberg L.P. — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

4 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

5 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

7

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive and Gregory J. Conant, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon New York Intermediate Tax-Exempt Bond Fund’s Class M shares produced a total return of 2.32%, and Investor shares produced a total return of 2.20%.1 In comparison, the fund’s benchmark index, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”), produced a total return of 2.88%,2 and the fund’s former benchmark, the S&P Municipal Bond Intermediate Index, produced a total return of 2.85% for the same period.3,4

Municipal bonds generally produced marginally positive total returns over the reporting period due to favorable supply-and-demand dynamics in the municipal securities market, driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index, primarily due to yield curve positioning.

The Fund’s Investment Approach

The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York City as well as those issued by territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities. Generally, the fund’s average effective portfolio maturity will be between three and ten years.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the period as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve interest-rate hikes, in the face of unsupportive data, triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed-income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

New York’s fiscal condition continues to benefit from a diverse economy. The state also employs strong fiscal controls and relatively high funding requirements for public pensions when compared with other states. New York boasts a long history of being supportive to its bondholders and continues to enjoy an AA rating.

Yield Curve Positioning Dampens Fund Results

The fund’s performance relative to the Index was hindered during the reporting period due to yield curve positioning. The portfolio utilizes a “barbelled” yield curve strategy, meaning that the fund held concentrations of bonds with maturities shorter than and longer than what was held in the Index, which detracted from returns. The yield curve steepened over the period, reducing the effectiveness of this strategy. The portfolio also uses futures to hedge interest-rate risk, which detracted from relative results during the six months. From a credit-rating perspective, security selections within AA rated debt were also a headwind. Local general obligation bonds, industrial development revenue/pollution control revenue (IDR/PCR) bonds, and credit backed by transportation entities were also sources of relative weakness.

Conversely, bonds issued by New York state educational entities benefited portfolio performance.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared with other fixed- income securities, particularly for bonds with maturities of ten years or less. There is less demand, at this time, for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of prices. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, looking to tighten duration relative to the Index and to reduce our exposure to bonds with maturities shorter or longer than those found within the Index. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Fund Advisers pursuant to an agreement in effect through December 31, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: FactSet — The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor’s, Baa3 by Moody’s or BBB- by Fitch Ratings. All bonds must also have a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the rebalancing date. Unlike a mutual fund, neither index is subject to charges, fees, and other expenses and is not limited to investments principally in New York municipal obligations. Investors cannot invest directly in any index.

4 The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

8

For the period from September 1, 2018 through February 28, 2019, as provided by John F. Flahive, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended February 28, 2019, BNY Mellon Municipal Opportunities Fund’s Class M shares produced a total return of 1.68%, and Investor shares produced a total return of 1.55%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 2.34% for the same period.2

Municipal bonds generally produced marginally positive total returns over the reporting period due to favorable supply-and-demand dynamics in the municipal securities market driven by well-controlled supply, a flight to quality during the period, and investors’ desire for tax-free income. The fund underperformed the Index for the period, primarily due to the hedging activity of the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax (municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S. dollar-denominated foreign-debt securities, such as Brady bonds and sovereign debt obligations.

The fund’s portfolio manager seeks to deliver value-added excess returns (“alpha”) by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets. Although the fund seeks to be diversified by geography and sector, the fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

High Investor Demand Drove Municipal Bonds

Demand from individuals was strong during the period, as tax-exempt bonds remained a relatively attractive shelter from taxes. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

In September 2018, technical factors offered less support for the municipal bond market, as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets. In addition, concern over continued Federal Reserve interest-rate hikes, in the face of unsupportive data, triggered a flight to quality among investors, driving demand for municipal securities. Volatility in equities and riskier fixed income assets continued during November 2018 and December 2018, benefiting municipal bond valuations throughout the fourth quarter of 2018, particularly within the five-year to ten-year part of the curve. Heightened demand for these maturity profiles pushed yields lower, steepening the curve. January 2019 and February 2019 brought an acceleration of demand, creating rich valuations for these bonds.

Hedging Activity Dampens Fund Results

The fund’s performance relative to the Index was hindered during the reporting period due in part to hedging activity, which was one of the largest detractors from relative performance during the six months. In addition, an emphasis on bonds with longer maturities also weighed on results. Bonds with maturities at 2044 and beyond struggled due to steepening at the long end of the yield curve during the period. From a credit-rating perspective, selections within BBB rated debt were a headwind to performance, as were securities rated “other,” which include unrated and pre-refunded bonds. Bonds issued by California, Texas, New Jersey, and New York also weighed on results. Cash drag from inflows also created a drag on returns.

Conversely, selections within AA and A rated debt were beneficial to portfolio performance.

A Constructive Investment Posture

Significant demand for municipal bonds has resulted in rich valuations when compared with other fixed- income securities, particularly for bonds within maturities of ten years or less. There is less demand at this time for longer-dated securities. We believe much of this demand is driven by investors’ demand for tax-free income, particularly with the rollback of state and local tax deductions on federal income taxes. Although supply is greater than last year, it is still well controlled and supportive of price increases. We expect that credit quality will remain stable, bolstered by robust state revenues. We do not believe that a recession is imminent. Due to investors’ desire for yield, lower-quality credit may continue to outperform.

Therefore, we have maintained a constructive investment posture, including an emphasis on higher- yielding bonds and advantageous yield curve positioning. In addition, we remain judiciously diversified across credit qualities. Currently, we are overweight to lower-quality credits. We will continue to seek out individual credits with what we believe to be favorable return profiles and select investment opportunities which support liquidity within the fund.

March 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

9

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from September 1, 2018 to February 28, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.51	$3.76
Ending value (after expenses)	$1,022.70	$1,021.40
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term Municipal Bond Fund
Expenses paid per $1,000†	$2.49	$3.74
Ending value (after expenses)	$1,010.10	$1,008.80
Annualized expense ratio (%)	.50	.75
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$3.51	$4.77
Ending value (after expenses)	$1,023.50	$1,023.10
Annualized expense ratio (%)	.70	.95
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.66	$3.91
Ending value (after expenses)	$1,024.40	$1,023.10
Annualized expense ratio (%)	.53	.78
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$2.96	$4.21
Ending value (after expenses)	$1,023.20	$1,022.00
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal Opportunities Fund
Expenses paid per $1,000†	$3.65	$4.90
Ending value (after expenses)	$1,016.80	$1,015.50
Annualized expense ratio (%)	.73	.98

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2019
	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.51	$3.76
Ending value (after expenses)	$1,022.32	$1,021.08
Annualized expense ratio (%)	.50	.75
BNY Mellon National Short-Term Municipal Bond Fund
Expenses paid per $1,000†	$2.51	$3.76
Ending value (after expenses)	$1,022.32	$1,021.08
Annualized expense ratio (%)	.50	.75
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$3.51	$4.76
Ending value (after expenses)	$1,021.32	$1,020.08
Annualized expense ratio (%)	.70	.95
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Expenses paid per $1,000†	$2.66	$3.91
Ending value (after expenses)	$1,022.17	$1,020.93
Annualized expense ratio (%)	.53	.78
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Expenses paid per $1,000†	$2.96	$4.21
Ending value (after expenses)	$1,021.87	$1,020.63
Annualized expense ratio (%)	.59	.84
BNY Mellon Municipal Opportunities Fund
Expenses paid per $1,000†	$3.66	$4.91
Ending value (after expenses)	$1,021.17	$1,019.93
Annualized expense ratio (%)	.73	.98

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

STATEMENT OF INVESTMENTS
February 28, 2019 (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5%
Alabama - .6%
Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Ser. A	5.00	6/1/2021	1,240,000	1,316,892
Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Ser. A	5.00	6/1/2020	1,500,000	1,552,800
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,798,650
Black Belt Energy Gas District, Gas Supply Revenue Bonds, Ser. A	4.00	6/1/2021	5,000,000	5,182,100
				13,850,442
Alaska - .3%
Alaska, International Airports System Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	5,000,000	5,681,450
Arizona - 1.4%
City of Phoenix Civic Improvement Corporation, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	10,906,500
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health)	5.00	1/1/2027	5,000,000	5,991,650
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000	6,082,650
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000	6,983,100
				29,963,900
California - 15.6%
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,329,046
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,660,020
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,745,850
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,929,392
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	3,000,000	3,338,400
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2034	3,250,000	3,603,177
Bay Area Toll Authority, Revenue Bonds, Refunding	2.63	4/1/2026	10,000,000	10,325,900
Bay Area Toll Authority, Toll Bridge Revenue Bonds, Refunding (San Francisco Bay Area Subordinate Toll Bridge)	4.00	4/1/2035	10,000,000	10,609,200
California, GO (Various Purpose)	5.00	12/1/2023	2,500,000	2,872,250
California, GO (Various Purpose)	5.25	9/1/2029	10,000,000	11,416,500
California, GO (Various Purpose)	5.25	10/1/2039	5,000,000	5,774,400
California, GO (Various Purpose)	6.50	4/1/2033	4,010,000	4,024,677
California, GO, Refunding	4.00	9/1/2031	10,000,000	10,922,500
California, GO, Refunding (Various Purpose)	5.00	10/1/2025	5,000,000	5,970,150
California, GO, Refunding (Various Purpose)	5.00	12/1/2023	12,500,000	14,361,250
California, Special Tax Obligation Revenue Bonds, Refunding	5.00	10/1/2029	5,000,000	5,893,950

12

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
California - 15.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West)	4.00	3/1/2033	7,500,000		7,780,425
California Health Facilities Financing Authority, Revenue Bonds (City of Hope)	5.00	11/15/2024	1,600,000		1,782,528
California Health Facilities Financing Authority, Revenue Bonds (City of Hope)	5.00	11/15/2023	1,500,000		1,673,970
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford)	4.00	11/15/2047	1,120,000		1,137,315
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford)	5.00	11/15/2042	825,000		924,949
California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System Group) Ser. A	5.00	7/1/2033	10,000,000		11,140,300
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care) Ser. A	5.00	11/15/2032	7,500,000		8,969,175
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds	4.00	10/1/2045	8,275,000		8,608,979
California Statewide Communities Development Authority, Mortgage Revenue Bonds (Methodist Hospital of Southern California Project) (Collateralized; FHA)	6.25	8/1/2019	4,085,000	[a]	4,163,595
California Statewide Communities Development Authority, Mortgage Revenue Bonds (Methodist Hospital of Southern California Project) (Collateralized; FHA) Ser. A	5.00	4/1/2042	7,750,000		8,309,317
City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds, Refunding (Green Bonds) Ser. D	5.00	11/1/2035	10,025,000		11,824,788
Evergreen School District, GO	4.00	8/1/2041	5,000,000		5,170,700
Glendale Unified School District, GO, Refunding	5.00	9/1/2025	500,000		565,840
Glendale Unified School District, GO, Refunding	5.00	9/1/2026	500,000		574,770
Glendale Unified School District, GO, Refunding	5.00	9/1/2024	650,000		721,773
Glendale Unified School District, GO, Refunding	5.00	9/1/2021	500,000		517,360
Glendale Unified School District, GO, Refunding	5.00	9/1/2022	715,000		759,466
Glendale Unified School District, GO, Refunding	5.00	9/1/2023	530,000		576,142
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Ser. A	5.00	6/1/2029	10,680,000		11,890,898
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Ser. A	5.00	6/1/2032	2,000,000		2,268,160
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2032	5,000,000		5,625,400
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Refunding, Ser. A-1	5.00	6/1/2029	3,500,000		3,980,235
Golden State Tobacco Securitization Corporation, Tobacco Settlement, Refunding, Ser. A-1	5.00	6/1/2033	1,000,000		1,120,030
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		10,827,875
Los Angeles Department of Airports, Airport Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		10,772,612
Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)	5.25	5/15/2026	7,000,000		7,325,290
Los Angeles Department Of Airports, Airport Revenue Bonds, Ser. A	5.00	5/15/2026	1,500,000		1,779,450

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
California - 15.6% (continued)
Los Angeles Department Of Airports, Airport Revenue Bonds, Ser. A	5.00	5/15/2023	825,000		928,076
Los Angeles Department Of Airports, Airport Revenue Bonds, Ser. A	5.00	5/15/2024	1,080,000		1,240,510
Los Angeles Department Of Airports, Airport Revenue Bonds, Ser. A	5.00	5/15/2025	1,240,000		1,448,754
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2026	5,000,000		6,060,700
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	2,452,320
Port of Oakland, Revenue Bonds, Refunding, Ser. O	5.00	5/1/2023	1,875,000		1,996,669
Riverside County Transportation Commission, Sales Tax Revenue Bonds	5.25	6/1/2023	5,000,000	[a]	5,774,300
Sacramento County Sanitation Districts Financing Authority, Subordinate Lien Revenue Bonds (Sacramento Regional County Sanitation District) (Insured; FGIC), 3 Month LIBOR +.53%	2.37	12/1/2035	10,000,000	[c]	9,784,600
Sacramento County Water Financing Authority, Revenue Bonds (Sacramento County Water Agency Zones 40 and 41 Water System Project) (Insured; National Public Finance Guarantee Corp.), 3 Month LIBOR +.55%	2.39	6/1/2034	8,000,000	[c]	7,725,760
San Francisco City & County Airports Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		5,016,900
San Francisco City & County Public Utilities Commission, Revenue Bonds	5.00	11/1/2034	5,000,000		5,733,450
San Francisco City & County Public Utilities Commission, Revenue Bonds	5.00	11/1/2033	4,000,000		4,605,120
San Francisco City and County, CP (Moscone Convention Center Expansion Project)	4.00	4/1/2037	7,000,000		7,362,880
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		5,908,550
Southern California Public Power Authority, Gas Project Revenue Bonds (Project Number 1)	5.25	11/1/2020	4,000,000		4,198,200
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2033	3,380,000		3,894,571
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2031	3,855,000		4,463,011
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2030	1,000,000		1,160,470
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue Bonds (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2026	6,610,000		7,889,498
University of California, Revenue Bonds, Refunding (Limited Project)	4.00	5/15/2037	5,000,000		5,242,800
University of California Regents, General Revenue Bonds, Refunding, Ser. AO	5.00	5/15/2031	9,000,000		10,486,080
University of California Regents, Limited Project Revenue Bonds, Refunding, Ser. I	5.00	5/15/2030	11,000,000		12,816,320
				344,757,543
Colorado - .7%
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	2,000,000		2,007,180
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.25	10/1/2033	1,600,000		1,606,080
Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds	6.13	11/15/2023	5,350,000		5,978,946
Regional Transportation District, CP, Refunding, Ser. A	5.50	6/1/2020	1,750,000	[a]	1,831,970

14

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Colorado - .7% (continued)
Regional Transportation District, CP, Refunding, Ser. A	5.50	6/1/2022	450,000	470,151
Regional Transportation District of Colorado, COP (Lease Purchase Agreement)	5.00	6/1/2020	2,700,000	2,809,296
				14,703,623
Connecticut - 1.5%
Connecticut, GO, Refunding, Ser. H	5.00	11/15/2021	9,430,000	10,181,854
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,152,160
Connecticut, GO, Ser. B	5.00	4/15/2022	5,000,000	5,440,250
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure) Ser. A	5.00	9/1/2028	1,070,000	1,233,967
Connecticut, Special Tax Obligation Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,029,013
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Housing Finance Program) Ser. D-1	4.00	11/15/2047	2,350,000	2,474,691
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University)	5.00	7/1/2042	2,000,000	2,213,540
				32,725,475
Delaware - .4%
Delaware River and Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,145,670
Delaware River and Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,680,840
University of Delaware, Revenue Bonds	5.00	11/1/2027	5,440,000	6,112,982
				8,939,492
District of Columbia - .9%
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,394,122
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,366,723
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,100,587
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Ser. C	5.00	10/1/2024	2,500,000	2,689,975
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Ser. C	5.00	10/1/2023	4,250,000	4,580,735
				20,132,142
Florida - 4.4%
Florida Department of Transportation, State Infrastructure Bank Revenue Bonds	5.00	7/1/2019	4,220,000	4,231,310
Florida'S Turnpike Enterprise, Revenue Bonds, Ser. C	4.50	7/1/2040	8,710,000	9,193,057
Jacksonville, Better Jacksonville Sales Tax Revenue Bonds, Refunding	5.00	10/1/2021	2,500,000	2,700,450
Lee County, Airport Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000	5,397,450
Lee County, Airport Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000	3,859,041
Miami-Dade County, Aviation Revenue Bonds (Miami International Airport)	5.50	10/1/2025	3,165,000	3,353,223
Miami-Dade County School Board, COP, Refunding (Master Lease Purchase Agreement with Miami-Dade County School Board Foundation, Inc.) Ser. A	5.00	5/1/2026	5,600,000	6,502,552

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Florida - 4.4% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000	3,477,360
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000	5,901,951
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.00	10/1/2034	10,110,000	11,566,345
Miami-Dade County Water & Sewer System, Water & Sewer Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000	5,762,700
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000	5,374,850
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,449,370
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000	3,493,050
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,470,200
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000	3,293,014
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000	9,088,206
Tampa Sports Authority, Local Option Sales Tax Revenue Bonds, Refunding (Stadium Project)	5.00	1/1/2024	90,000	103,380
				98,217,509
Georgia - 1.6%
Burke County Development Authority, PCR (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	7,500,000	7,471,500
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2037	2,845,000	3,159,458
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2036	2,710,000	3,026,257
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2035	2,000,000	2,245,300
DeKalb County, Water and Sewerage Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000	3,771,320
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000	2,853,200
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2028	2,000,000	2,297,980
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2029	2,500,000	2,879,125
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000	3,402,180
Main Street Natural Gas Inc, Revenue Bonds, Ser. C	4.00	12/1/2023	5,000,000	5,341,100
Main Street Natural Gas Inc., Gas Project Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[d] 13,350
				36,460,770
Idaho - .7%
Idaho Health Facilities Authority, Revenue Bonds (Trinity Health Credit Group) Ser. D	5.00	12/1/2033	5,000,000	5,391,950
University of Idaho Regents, General Revenue Bonds, Refunding	5.25	4/1/2021	9,300,000	9,898,548
				15,290,498
Illinois - 5.5%
Chicago, GO (Neighborhoods Alive 21 Program) Ser. 2002B	5.25	1/1/2022	1,000,000	1,055,180

16

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 5.5% (continued)
Chicago, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000	3,732,715
Chicago, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	4,021,350
Chicago, GO, Ser. A	5.00	1/1/2026	3,000,000	3,231,150
Chicago, GO, Ser. A	5.00	1/1/2024	4,500,000	4,827,015
Chicago, Second Lien Wastewater Transmission Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000	3,356,010
Chicago, Second Lien Wastewater Transmission Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000	2,398,247
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2023	2,000,000	2,234,020
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2024	5,000,000	5,706,000
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2025	4,450,000	5,183,894
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2022	4,615,000	5,021,028
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2025	7,055,000	7,825,335
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. C	5.00	1/1/2026	2,000,000	2,364,700
Chicago O'Hare International Airport, General Airport Senior Lien Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. C	5.00	1/1/2027	2,500,000	2,926,775
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,109,660
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2037	3,000,000	3,444,750
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2038	3,250,000	3,716,472
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2039	7,375,000	8,402,116
Illinois, GO	5.00	9/1/2019	185,000	185,366
Illinois, GO	5.25	2/1/2028	6,000,000	6,006,000
Illinois, GO, Refunding	5.00	8/1/2023	5,000,000	5,333,950
Illinois, GO, Refunding	5.00	8/1/2019	10,000,000	10,112,900
Illinois, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2020	5,000,000	5,107,450
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000	1,282,440
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000	2,136,420
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000	4,327,160
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000	2,153,820

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Illinois - 5.5% (continued)
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2026	4,290,000	5,046,112
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2025	2,625,000	3,038,437
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2024	5,030,000	5,740,487
				121,026,959
Kansas - .6%
Kansas Department of Transportation, Highway Revenue Bonds, Ser. A	5.00	9/1/2028	6,000,000	6,930,120
Kansas Department of Transportation, Highway Revenue Bonds, Ser. A	5.00	9/1/2027	5,000,000	5,794,850
				12,724,970
Kentucky - 2.1%
Kentucky Property and Buildings Commission, Revenue Bonds, Refunding (Project Number 112), Ser. B	5.00	11/1/2022	5,000,000	5,519,900
Kentucky Public Energy Authority, Revenue Bonds, Ser. A-1	4.00	6/1/2025	8,000,000	8,556,480
Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000	5,841,700
Kentucky State Property & Building Commission, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2025	7,475,000	8,655,900
Kentucky State Property & Building Commission, Revenue Bonds, Ser. A	5.00	2/1/2031	3,000,000	3,379,140
Kentucky State Property and Buildings Commission, Revenue Bonds (Project Number 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000	5,967,768
Kentucky State Property and Buildings Commission, Revenue Bonds, Refunding (Project Number 100), Ser. A	5.00	8/1/2021	1,785,000	1,910,807
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,861,350
				45,693,045
Louisiana - .3%
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000	5,765,450
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (CHRISTUS Health Obligated Group) Ser. A	6.00	7/1/2029	2,000,000	2,027,360
				7,792,810
Maine - .1%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000	2,004,400
Maryland - 2.8%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/2030	4,640,000	5,200,048
Maryland, GO (State and Local Facilities Loan)	4.00	6/1/2027	18,700,000	20,539,706
Maryland Department of Transportation, Consolidated Transportation Revenue Bonds	4.00	11/1/2027	1,300,000	1,437,332
Maryland Economic Development Corporation, Private Activity Revenue Bonds (Purple Line Light Rail Project) (Green Bonds)	5.00	3/31/2024	6,000,000	6,424,140
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	5/15/2042	2,500,000	2,752,825
Montgomery County, Consolidated Public Improvement GO, Ser. A	5.00	11/1/2024	10,000,000	[a] 11,772,900

18

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	PrincipalAmount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Maryland - 2.8% (continued)
Montgomery County, Consolidated Public Improvement GO, Ser. B	4.00	12/1/2030	12,000,000	12,963,120
				61,090,071
Massachusetts - 2.9%
Commonwealth Of Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR +.55%	2.38	11/1/2025	5,000,000	[c] 4,985,900
Commonwealth Of Massachusetts, GO, Ser. A	4.50	12/1/2043	15,000,000	15,635,100
Commonwealth Of Massachusetts, GO, Ser. C	4.00	2/1/2029	5,000,000	5,414,100
Massachusetts, Commonwealth Transportation Fund Revenue Bonds (Rail Enhancement and Accelerated Bridge Programs) Ser. B	4.00	6/1/2046	10,000,000	10,303,600
Massachusetts Clean Water Trust, Water Pollution Abatement Revenue Bonds (MWRA Program) Ser. A	5.75	8/1/2029	380,000	381,205
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	1/1/2035	2,000,000	2,168,180
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2033	5,815,000	6,759,821
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,531,950
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System Issue)	4.00	7/1/2035	5,000,000	5,240,700
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2033	800,000	918,904
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2032	770,000	888,819
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2031	620,000	719,529
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2030	700,000	819,420
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (Suffolk University)	5.00	7/1/2035	1,000,000	1,116,310
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (Suffolk University)	5.00	7/1/2034	1,000,000	1,120,610
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (Suffolk University)	5.00	7/1/2036	1,010,000	1,122,797
				63,126,945
Michigan - 2.3%
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) Ser. A	5.00	7/1/2032	1,000,000	1,090,330
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) Ser. A	5.00	7/1/2031	1,000,000	1,092,900
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) Ser. A	5.00	7/1/2029	1,350,000	1,487,957
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2022	2,400,000	2,680,488
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2033	5,000,000	5,590,250
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2029	10,000,000	11,236,500
Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)	5.00	12/1/2031	10,000,000	10,826,200
Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)	5.00	12/1/2035	5,000,000	5,380,650

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Michigan - 2.3% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2028	2,500,000	2,822,125
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	1,875,000	2,138,888
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2027	3,000,000	3,403,860
Michigan Finance Authority, Local Government Loan Program Revenue Bonds Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2026	2,500,000	2,851,850
				50,601,998
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds (Insured: GNMA, FNMA, FHLMC)	4.00	7/1/2047	1,720,000	1,807,634
Mississippi - .4%
Mississippi, GO, Ser. A	5.00	11/1/2032	3,500,000	4,093,250
Southern Mississippi Educational Building Corporation, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000	295,163
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,866,612
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,134,250
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,261,645
				8,650,920
Missouri - 1.7%
Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,264,980
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity)	5.00	7/1/2021	45,000	48,370
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity)	5.00	7/1/2022	65,000	71,837
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity)	5.00	7/1/2023	75,000	85,042
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. C	4.00	11/15/2036	1,300,000	1,356,381
Missouri Highways and Transportation Commission, First Lien State Road Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	24,625,000	27,935,339
				36,761,949
Montana - .2%
Montana Board of Housing, SFMR, Ser. A-2	3.50	6/1/2044	3,890,000	4,018,370

20

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Nebraska - .1%
Nebraska Lincoln Electric System, Revenue Bonds	5.00	9/1/2030	1,650,000		1,970,364
Nevada - 1.3%
Clark County School District, GO (Insured; AGM-CR)	5.00	6/15/2033	5,000,000		5,866,350
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2027	5,000,000		5,841,650
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2036	5,000,000		5,403,400
Clark County School District, GO, Ser. B	5.00	6/15/2028	10,005,000		12,044,419
				29,155,819
New Jersey - 6.5%
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds	5.00	6/15/2024	5,000,000		5,387,800
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000		10,594,700
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2023	5,000,000		5,401,150
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding (Insured; AMBAC) Ser. A	5.25	12/15/2020	5,000,000		5,276,400
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding (Insured; AMBAC) Ser. A	5.50	12/15/2019	1,410,000		1,449,438
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2025	13,000,000		14,280,110
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	9/1/2023	10,000,000		11,284,600
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. A	5.00	6/15/2020	5,000,000		5,184,050
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (University of Medicine and Dentistry of New Jersey) Ser. A	7.50	6/1/2019	3,750,000	[a]	3,803,550
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Meridian Health System Obligated Group)	5.00	7/1/2019	2,000,000		2,020,780
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.00	7/1/2024	3,005,000		3,305,831
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.00	7/1/2022	1,830,000		2,017,557
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000		1,131,690
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000		1,159,440
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000		1,216,286
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000		5,766,800
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		6,822,240
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		13,572,840
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000		8,987,200

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New Jersey - 6.5% (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000		10,879,100
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Transportation System) Ser. B	5.25	12/15/2021	3,000,000		3,241,080
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Transportation System) Ser. B	5.50	6/15/2031	5,000,000		5,258,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000		11,405,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A	5.75	6/15/2025	4,245,000		5,027,184
				144,473,776
New Mexico - .2%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Ser. A	5.00	8/1/2019	5,000,000		5,059,350
New York - 16.4%
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2034	1,000,000		1,053,010
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2033	900,000		952,767
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2032	750,000		799,380
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,826,550
Metropolitan Transportation Authority, Revenue Bonds (Dedicated Tax Fund) (Climate Board Certified Green Bond)	5.25	11/15/2033	5,000,000		6,011,200
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds)	5.00	11/15/2035	10,000,000		11,619,800
Metropolitan Transportation Authority, Revenue Bonds, Refunding	5.00	11/15/2026	10,185,000		12,012,698
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C-2A	4.00	11/15/2038	10,000,000		10,320,600
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2030	1,725,000		1,887,443
Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		11,461,800
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue Bonds, Ser. A	5.00	11/15/2051	5,000,000		5,297,000
Nassau, GO, Refunding, Ser. C	5.00	10/1/2028	10,000,000		11,898,400
Nassau, GO, Ser. B	5.00	4/1/2036	4,000,000		4,503,000
New York City, GO (Liquidity Facility; JPMorgan Chase Bank)	1.72	8/1/2038	2,600,000	[e]	2,600,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,824,000
New York City, GO, Ser. A-2	1.78	3/1/2019	7,100,000	[e]	7,100,000
New York City, GO, Ser. G	5.00	8/1/2023	5,000,000		5,696,350
New York City, GO, Ser. I	5.00	8/1/2026	5,660,000		6,251,979
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. FF1	1.71	6/15/2044	3,600,000	[e]	3,600,000

22

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 16.4% (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,067,330
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; JPMorgan Chase Bank)	1.72	6/15/2050	1,200,000	[e]	1,200,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.75	6/15/2039	2,700,000	[e]	2,700,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; TD Bank)	1.68	6/15/2049	2,000,000	[e]	2,000,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds	5.00	2/1/2023	8,325,000		8,839,735
New York City Transitional Finance Authority, Revenue Bonds, (Modal Bonds)	5.25	8/1/2037	10,000,000		11,915,300
New York City Transitional Finance Authority Building Aid Revenue, Building Aid Revenue	5.00	7/15/2037	1,250,000		1,415,938
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S1	5.00	7/15/2034	7,965,000		8,979,821
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S1	5.00	7/15/2035	5,000,000		5,696,900
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-3	5.25	7/15/2036	10,000,000		11,935,100
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds	5.00	6/1/2045	1,250,000		1,275,013
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	16,057,118
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,762,080
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	10,000,000		11,474,400
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		8,115,450
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,611,996
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	3/15/2031	5,165,000		5,864,909
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	2/15/2033	25,000,000		28,469,500
New York State Dormitory Authority, State Sales Tax Revenue Bonds, Ser. A	5.00	3/15/2034	2,500,000		2,797,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	1.73	5/1/2042	1,100,000	[e]	1,100,000
New York State Mortgage Agency, Revenue Bonds, Ser. 52	1.65	10/1/2019	1,200,000		1,198,224
New York State Thruway Authority, General Revenue Bonds, Refunding, Ser. A	5.00	1/1/2032	3,000,000		3,415,050
New York State Urban Development Corporation, Revenue Bonds (Insured; NATL)	5.50	3/15/2024	10,000,000		11,824,100
New York State Urban Development Corporation, Revenue Bonds (Personal Income Tax) Ser. E	5.00	3/15/2026	5,000,000		5,620,500

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 16.4% (continued)
New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds (General Purpose)	5.00	3/15/2029	10,000,000	11,174,900
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	20,000,000	22,674,200
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/2046	2,500,000	2,648,000
New York Transportation Development Corporation, Special Facility Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/2041	2,000,000	2,128,540
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000	11,525,000
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue Bonds	5.00	10/15/2029	6,370,000	7,389,773
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	2/1/2024	5,000,000	5,453,950
Suffolk County, GO, Refunding (Insured; BAM) Ser. D	4.00	10/15/2028	5,000,000	5,521,500
Triborough Bridge and Tunnel Authority, Subordinate Revenue Bonds, Refunding (MTA Bridges and Tunnels) Ser. A	0.00	11/15/2029	10,000,000	[b] 7,298,800
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000	5,523,350
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/2026	2,500,000	2,876,125
				362,265,579
North Carolina - .5%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Refunding, Ser. A	5.00	1/1/2024	1,585,000	1,588,756
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	1/1/2033	3,400,000	3,975,110
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	1/1/2032	3,780,000	4,447,964
				10,011,830
Ohio - .9%
Hamilton County, Sewer System Improvement Revenue Bonds, Refunding (The Metropolitan Sewer District of Greater Cincinnati) Ser. A	5.00	12/1/2026	3,500,000	3,993,710
Montgomery County, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	3,055,000	3,065,967
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Inc Obligated Group) (LOC; PNC Bank NA)	1.72	1/15/2046	4,800,000	[e] 4,800,000
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program)	4.50	3/1/2047	2,195,000	2,354,752
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Refunding (Mortgage-Backed Securities Program) Ser. D	4.00	3/1/2047	5,300,000	5,562,085
				19,776,514
Oregon - 2.0%
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, GO, Ser. B	5.00	6/15/2030	10,000,000	11,996,300
Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program)	4.00	1/1/2047	4,000,000	4,190,040
Portland, Sewer System Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	15,002,727

24

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Oregon - 2.0% (continued)
Portland, Sewer System Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		12,774,725
				43,963,792
Pennsylvania - 9.4%
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2032	1,400,000		1,462,594
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System) Ser. A	4.00	10/1/2037	2,105,000		2,192,421
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		3,707,860
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,043,480
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,662,320
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	3,000,000		3,553,230
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	1,750,000		2,083,550
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,698,500
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,185,380
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2022	7,540,000	[a]	8,338,938
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2023	11,520,000	[a]	12,986,266
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,386,500
Pennsylvania, GO, Refunding	5.00	8/15/2023	10,000,000		11,343,800
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding	4.00	3/15/2032	3,305,000		3,464,499
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Group) Ser. A	4.00	11/15/2036	3,750,000		3,884,062
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Group) Ser. A	4.00	11/15/2035	6,000,000		6,242,940
Pennsylvania Higher Educational Facilities Authority, Health System Revenue Bonds, Refunding (University of Pennsylvania Health System) Ser. C	5.00	8/15/2024	5,000,000		5,812,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (St. Joseph's University) Ser. A	5.00	11/1/2034	2,240,000		2,335,939
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (State System of Higher Education)	5.00	6/15/2029	5,000,000		5,805,400
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000		2,695,856
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000		1,449,647
Pennsylvania Housing Finance Agency, SFMR,Refunding, Ser. 122	4.00	10/1/2046	2,300,000		2,412,033
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	5,000,000		5,779,500
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2017-3	4.00	12/1/2037	5,000,000		5,086,700
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2022	5,110,000	[a]	5,730,507
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. B-2	5.00	6/1/2033	10,000,000		11,431,200

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 9.4% (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Motor License Fund Enhanced)	5.00	12/1/2035	7,085,000	8,033,752
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Motor License Fund)	5.00	12/1/2041	6,345,000	7,055,005
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Sub-Motor License Fund)	5.00	12/1/2038	10,000,000	11,207,000
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds	5.00	12/1/2021	3,740,000	4,044,997
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2035	1,575,000	1,681,297
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2036	3,750,000	3,983,175
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2037	3,500,000	3,688,965
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	9/1/2026	10,000,000	11,951,000
State Public School Building Authority, School LR (The School District of Philadelphia Project)	5.00	4/1/2025	2,750,000	2,952,703
State Public School Building Authority, School LR (The School District of Philadelphia Project)	5.00	4/1/2022	1,000,000	1,084,210
State Public School Building Authority, School LR, Refunding (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2025	5,000,000	5,754,650
State Public School Building Authority, School LR, Refunding (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2031	5,000,000	5,750,200
The School District of Philadelphia , GO, Ser. A	5.00	9/1/2025	500,000	576,190
The School District of Philadelphia , GO, Ser. A	5.00	9/1/2024	600,000	681,642
The School District of Philadelphia , GO, Ser. A	5.00	9/1/2027	500,000	586,670
The School District of Philadelphia , GO, Ser. A	5.00	9/1/2026	500,000	582,140
West Mifflin Area School District, GO, Refunding, (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,147,750
West Mifflin Area School District, GO, Refunding, (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,315,172
				207,851,640
South Carolina - .9%
Dorchester County School District No 2, Installment Purchase Revenue Bonds, Refunding (School District Number 2 of Dorchester County, School Carolina Project)	5.00	12/1/2029	2,000,000	2,257,880
Dorchester County School District No 2, Installment Purchase Revenue Bonds, Refunding (School District Number 2 of Dorchester County, School Carolina Project)	5.00	12/1/2028	1,750,000	1,979,863
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2032	750,000	784,103
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2031	1,000,000	1,051,050
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2030	1,000,000	1,060,860

26

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
South Carolina - .9% (continued)
South Carolina Public Service Authority, Revenue Bonds Obligations, Refunding (Santee Cooper)	5.00	12/1/2022	7,500,000	8,279,325
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	3,315,000	3,774,194
				19,187,275
South Dakota - .3%
South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds	5.00	6/1/2027	500,000	534,590
South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds	5.00	6/1/2025	1,800,000	1,941,552
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000	2,874,236
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000	1,357,000
				6,707,378
Tennessee - .5%
Clarksville Natural Gas Acquisition Corporation, Gas Revenue Bonds	5.00	12/15/2020	1,690,000	1,777,863
Tennessee Energy Acquisition Corporation, Revenue Bonds (Gas Revenue Bonds Project)	4.00	5/1/2023	5,000,000	5,236,950
Tennessee Housing Development Agency, Residential Finance Program Revenue Bonds	3.50	1/1/2047	2,285,000	2,361,228
Tennessee Housing Development Agency, Residential Financing Program Revenue Bonds	4.00	1/1/2042	1,810,000	1,910,727
				11,286,768
Texas - 7.9%
Arlington, Special Tax Revenue Bonds, Refunding, Sr. Lien (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,698,613
Arlington Higher Education Finance Corporation, Education Revenue Bonds, Refunding (Uplift Education) (Insured; Texas Permanent School Fund Guarantee Program) Ser. A	4.00	12/1/2042	2,760,000	2,833,802
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Harmony Public Schools) (Insured; Texas Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,000,000	1,115,860
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	1,100,000	1,184,623
Culberson County-Allamoore Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	4.00	2/15/2041	1,300,000	1,302,054
Dallas and Fort Worth, Joint Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. G	5.00	11/1/2027	2,795,000	2,938,104
Dallas and Fort Worth, Joint Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. G	5.00	11/1/2026	3,000,000	3,156,630
Dallas Texas, GO, Refunding	5.00	2/15/2028	5,000,000	5,972,350
Forney Independent School District, Unlimited Tax Bonds, Refunding (Permanent School Fund Guarantee Program)	5.00	8/15/2027	2,200,000	2,586,496
Frisco Independent School District, GO, Refunding (Insured; PSF-GTD)	4.00	8/15/2027	4,010,000	4,396,163
Grand Parkway Transportation Corporation, BAN	5.00	2/1/2023	12,500,000	13,902,750
Harris County Cultural Education Facilities Finance Corp., Thermal Utility Revenue Bonds, Refunding (TECO Project)	4.00	11/15/2032	2,170,000	2,329,538

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Texas - 7.9% (continued)
Harris County Flood Control District, GO, Refunding	5.00	10/1/2026	10,000,000		11,707,200
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000		5,960,750
Houston Community College System, Limited Tax GO	5.00	2/15/2032	8,200,000		9,072,808
Houston Independent School District, GO, Refunding (Insured; PSF-GTD)	4.00	2/15/2028	5,000,000		5,427,550
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	4.00	8/15/2033	2,000,000		2,121,060
North Texas Tollway Authority, First Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	10,000,000		11,372,500
North Texas Tollway Authority, First Tier System Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,413,450
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		9,999,573
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,259,440
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		2,017,103
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,146,463
North Texas Tollway Authority, Second Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,409,830
North Texas Tollway Authority, Second Tier System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000		12,928,058
Pearland Independent School District, GO, Refunding (Insured; PSF-GTD)	5.00	2/15/2031	5,000,000		5,800,450
Southwest Higher Education Authority Inc, Revenue Bonds, Refunding	5.00	10/1/2029	5,000,000		5,902,350
Southwest Higher Education Authority Inc, Revenue Bonds, Refunding	5.00	10/1/2028	4,500,000		5,342,310
Texas, GO, Refunding	5.00	10/1/2027	8,470,000		10,027,125
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,596,300
Texas Public Finance Authority, GO, Refunding	5.00	10/1/2023	4,220,000		4,573,931
Texas Public Finance Authority, GO, Refunding	5.00	10/1/2021	5,165,000	[a]	5,578,975
Texas Transportation Commission, GO, Refunding (Mobility Funds Bonds)	5.00	10/1/2024	4,000,000		4,629,320
				175,703,529
U.S. Related - .3%
A.B. Won International Airport Authority of Guam, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000		1,131,460
Guam, LOR (Section 30), Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,210,400
Guam, LOR (Section 30), Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,224,480
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[d]	1,709,375
				7,275,715
Utah - .6%
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2031	2,400,000		2,775,384
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2030	2,000,000		2,333,040

28

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Utah - .6% (continued)
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2029	2,500,000	2,939,350
Utah Associated Municipal Power Systems, Revenue Bonds, Refunding (Payson Power Project)	5.00	4/1/2022	5,675,000	6,128,546
				14,176,320
Vermont - .6%
Burlington, GO, Ser. C	5.00	11/1/2037	1,000,000	1,121,440
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center)	5.00	12/1/2032	10,000,000	11,443,800
				12,565,240
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (AMT-Senior Lien-95 Express Lanes)	5.00	7/1/2034	9,500,000	9,976,330
Washington - 2.7%
King County School District No 411 Issaquah, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	7,264,659
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	4/1/2030	2,840,000	3,243,763
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	4/1/2029	1,000,000	1,146,120
Port of Seattle, Intermediate Lien Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	2,011,468
Washington, Federal Highway Grant Anticipation Revenue Bonds (State Road 520 Corridor Program)	5.00	9/1/2023	5,000,000	5,687,050
Washington, Federal Highway Grant Anticipation Revenue Bonds (State Road 520 Corridor Program)	5.00	9/1/2022	5,000,000	5,563,850
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000	5,763,050
Washington, GO, Refunding, Ser. R-2015-C	5.00	7/1/2031	5,400,000	6,169,176
Washington, GO, Ser. C	5.00	2/1/2030	5,475,000	6,315,686
Washington Health Care Facilities Authority, Revenue Bonds (Providence Health and Services)	5.00	10/1/2021	5,550,000	5,990,614
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health)	5.00	10/1/2032	2,500,000	2,946,650
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2025	1,700,000	1,929,432
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2027	2,175,000	2,499,445
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2026	2,000,000	2,288,140
				58,819,103
West Virginia - .5%
West Virginia, GO, Ser. B	5.00	12/1/2036	10,000,000	11,690,100
Wisconsin - .4%
Wisconsin, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	3,140,000	3,778,456
WPPI Energy, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,253,780
WPPI Energy, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000	1,135,980
WPPI Energy, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	500,000	564,245

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Wisconsin - .4% (continued)
WPPI Energy, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,131,690
WPPI Energy, Power Supply System Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,130,090
				9,994,241
Total Investments (cost $2,145,583,504)			99.5%	2,197,933,578
Cash and Receivables (Net)			0.5%	11,575,596
Net Assets			100.0%	2,209,509,174

LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Non-income producing—security in default.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $19,819,198 or .9% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	27.9
Transportation	20.4
Education	8.8
Medical	8.3
Special Tax	7.3
Water	7.1
School District	3.6
Utilities	3.2
Tobacco Settlement	3.2
Prerefunded	2.8
Higher Education	1.8
Development	1.4
Single Family Housing	1.3
Airport	.9
Power	.8
Bond Bank	.4
Facilities	.2
Multifamily Housing	.1
99.5

† Based on net assets.

See notes to financial statements.

30

BNY Mellon National Short-Term Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8%
Alabama - 1.6%
Black Belt Energy Gas District, Gas Supply Revenue Bonds, Ser. A	4.00	6/1/2021	17,085,000	17,707,236
Arizona - 1.6%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2021	2,000,000	2,134,600
Arizona, COP, Refunding, Ser. A	5.00	10/1/2020	2,500,000	2,595,400
Arizona Transportation Board, Revenue Bonds, Ser. A	5.25	7/1/2025	6,780,000	7,105,779
Coconino County Pollution Control, Revenue Bonds, Refunding (Nevada Power Company) Ser. B	1.60	5/21/2020	1,100,000	1,093,433
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Honorhealth Project) Ser. A	5.00	9/1/2021	725,000	781,130
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Honorhealth Project) Ser. A	5.00	9/1/2020	750,000	785,618
Phoenix Civic Improvement Corporation, Revenue Bonds, Ser. A	5.00	7/1/2026	3,500,000	3,656,730
				18,152,690
California - 2.7%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.25	4/1/2022	7,500,000	7,584,675
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. A	2.07	4/1/2022	5,000,000	[a] 4,999,500
California State University Trustees, Systemwide Revenue Bonds, Refunding, Ser. B-1	3.00	11/1/2019	1,690,000	1,693,211
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2020	3,000,000	3,115,770
San Francisco City & County Commission International Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2020	8,210,000	8,508,680
San Francisco City & County Commission International Airport, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2021	5,000,000	5,333,250
				31,235,086
Colorado - 1.2%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University Project) (Escrowed to Maturity) Ser. B	5.00	4/1/2020	390,000	403,775
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University Project) Ser. B	5.00	4/1/2020	910,000	938,483
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	1.88	11/6/2019	5,000,000	4,989,800
Colorado Hospital Authority University, Revenue Bonds	4.00	3/1/2020	4,000,000	4,039,120
Colorado Housing & Finance Authority, Revenue Bonds (S Range Crossings Project)	2.15	1/1/2020	3,000,000	3,004,170
				13,375,348
Connecticut - 2.0%
Connecticut, GO, Refunding, Ser. F	5.00	9/15/2020	1,200,000	1,258,272
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purpose)	5.00	1/1/2021	5,000,000	5,285,850
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purpose)	5.00	1/1/2022	5,000,000	5,409,700
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. B-2	5.00	7/1/2020	5,000,000	5,219,850

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Connecticut - 2.0% (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C-2	5.00	2/1/2023	5,000,000	5,619,250
				22,792,922
Florida - 5.1%
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue Bonds, Ser. A-1	5.00	6/1/2021	5,200,000	5,572,632
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue Bonds, Ser. A-1	5.00	6/1/2020	9,400,000	9,774,590
Florida, GO, Refunding, Ser. D	5.00	6/1/2023	1,031,000	1,106,294
Florida Lottery, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	12,575,000	13,532,712
Hillsborough County School Board, CP, Refunding (Florida Master Lease Program)	5.00	7/1/2021	7,000,000	7,514,780
Orange County Health Facilities Authority, HR (Orlando Health, Inc.)	5.25	10/1/2020	5,000,000	5,099,300
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2021	3,890,000	4,134,253
Orlando Utilities Commission, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	2,000,000	2,095,720
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000	783,024
Palm Beach County Health Facilities Authority, Retirement Communities Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	4.00	11/15/2020	2,000,000	2,057,580
Palm Beach County Health Facilities Authority, Retirement Communities Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	4.00	11/15/2019	2,000,000	2,025,280
Palm Beach County School Board, CP, Refunding, Ser. A	5.00	8/1/2022	1,875,000	2,077,669
Palm Beach County School Board, CP, Refunding, Ser. A	5.00	8/1/2021	1,525,000	1,643,325
				57,417,159
Georgia - .8%
Burke County Development Authority, PCR (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	5,000,000	4,981,000
Georgia Municipal Association, Inc., Installment Sale Program, COP (City Court of Atlanta Project)	5.00	12/1/2019	2,270,000	2,326,273
Main Street Natural Gas, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000	1,079,630
Main Street Natural Gas, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2021	700,000	740,005
Main Street Natural Gas, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2020	500,000	516,600
				9,643,508
Illinois - 6.8%
Chicago, Revenue Bonds, Refunding	5.00	11/1/2019	3,250,000	3,314,220
Chicago, Waterworks Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2019	2,500,000	2,549,400
Chicago Board of Education, GO, Refunding (Chicago School Reform Board)	5.25	12/1/2020	1,175,000	1,224,573
Chicago Board of Education, GO, Refunding (Chicago School Reform Board) Ser. A	5.00	12/1/2019	2,020,000	2,053,209

32

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Illinois - 6.8% (continued)
Chicago Board of Education, GO, Refunding (Chicago School Reform Board) Ser. A	5.25	12/1/2020	1,275,000	1,328,792
Cook County, GO, Refunding	5.00	11/15/2020	890,000	932,026
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. C	5.00	12/1/2020	5,000,000	5,268,600
Illinois, GO, Refunding, Ser. A	5.00	10/1/2020	3,000,000	3,113,190
Illinois, GO, Refunding, Ser. B	5.00	11/1/2019	18,000,000	18,327,060
Illinois, GO, Ser. D	5.00	11/1/2020	5,000,000	5,198,350
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000	5,289,000
Illinois, Sales Tax Revenue Bonds, Refunding (Insured; NATL)	5.75	6/15/2020	1,615,000	1,681,296
Illinois Development Finance Authority, Revenue Bonds (Saint Vincent de Paul Center Project)	1.88	3/1/2019	3,500,000	3,500,000
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcenter) Ser. B	5.00	12/15/2022	4,000,000	4,450,520
Illinois Finance Authority, Revenue Bonds, Refunding (Swedish Covenant) Ser. A	6.00	8/15/2038	12,505,000	13,014,079
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000	5,462,200
				76,706,515
Indiana - 2.2%
Hammond Multi-School Building Corporation, Revenue Bonds, Refunding	4.00	1/15/2021	660,000	685,377
Hammond Multi-School Building Corporation, Revenue Bonds, Refunding	4.00	1/15/2020	940,000	957,221
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Subordinate Credit Group)	2.80	8/1/2019	1,395,000	1,400,343
Whiting, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project)	1.85	6/1/2044	10,000,000	9,990,900
Whiting, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project) MUNIPSA +.75%	2.18	12/1/2044	5,000,000	[a] 5,003,900
Whiting, Revenue Bonds	5.00	11/1/2045	6,000,000	6,542,520
				24,580,261
Kansas - .5%
Wichita City, GO	4.00	10/15/2019	5,435,000	5,512,666
Kentucky - 1.2%
Kentucky Property and Building Commission, Revenue Bonds, Refunding (Project Number 112) Ser. B	5.00	11/1/2020	10,000,000	10,516,900
Kentucky Property and Building Commission, Revenue Bonds, Refunding (Project Number 117) Ser. D	5.00	5/1/2020	2,000,000	2,072,520
Louisville & Jefferson County Metro Government, Revenue Bonds, Refunding (Louisville Gas & Electric Company Project) Ser. B	2.55	5/3/2021	1,500,000	1,514,670
				14,104,090
Louisiana - .3%
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Hurricane Recovery Program)	5.00	6/1/2020	2,800,000	2,909,816

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Maryland - 2.4%
County of Cecil, GO, Refunding	5.00	8/1/2022	2,185,000	2,429,611
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	10,000,000	11,112,500
Maryland, GO, Ser. A	5.00	8/1/2024	8,585,000	9,794,970
Washington Suburban Sanitary Commission, GO	5.00	6/1/2021	3,605,000	3,874,077
				27,211,158
Massachusetts - 1.7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System Issue)	5.00	7/1/2021	3,010,000	3,236,382
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2021	575,000	612,047
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2022	550,000	599,231
Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project)	2.25	5/1/2019	1,000,000	[b] 1,000,070
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Issue J	5.00	7/1/2022	3,000,000	3,276,990
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2021	1,000,000	1,042,710
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2020	375,000	384,428
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2021	1,150,000	1,225,072
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000	2,184,660
Massachusetts Transportation Trust Fund Metropolitan Highway, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	5,579,200
				19,140,790
Michigan - 1.8%
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) Ser. A	5.00	7/1/2021	1,000,000	1,063,170
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) Ser. A	5.00	7/1/2021	500,000	531,585
Michigan Finance Authority, Revenue Bonds, Refunding (Unemployment Obligation Assignment)	5.00	7/1/2020	17,325,000	17,515,228
Michigan Strategic Fund, LOR (The Detroit Edison Company Pollution Control Bonds Project)	1.45	9/1/2021	1,000,000	968,940
				20,078,923
Minnesota - .7%
Rochester Independent School District No 535, COP, Ser. B	5.00	2/1/2022	1,560,000	1,706,297
Saint Louis Park, Health Care Facilities Revenue Bonds, Refunding (Park Nicollet Health Services)	5.75	7/1/2019	6,690,000	[c] 6,778,308
				8,484,605
Mississippi - .8%
Mississippi, GO, Refunding, Ser. B, 1 Month LIBOR +.33%	2.01	9/1/2020	5,490,000	[a] 5,490,933

34

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Mississippi - .8% (continued)
Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds (Coast Electric Power Association) (Liquidity Agreement; National Rural Utility Finance)	2.22	5/1/2037	3,450,000	[d]	3,451,828
				8,942,761
Missouri - .7%
Missouri Public Utilities Commission, Revenue Bonds	2.13	11/1/2019	8,250,000		8,254,702
Montana - .2%
Montana Board of Investments, Revenue Bonds	1.65	3/1/2028	2,000,000	[d]	2,000,000
Nebraska - .2%
Central Plains Energy Project, Gas Supply Revenue Bonds (Liquidity Facility; Royal Bank of Canada)	5.00	12/1/2019	1,975,000		2,016,574
Nevada - 2.2%
Clark County Nevada Airport System, Revenue Bonds, Refunding, Ser. A-1	4.00	7/1/2019	3,000,000		3,020,130
Clark County Nevada Airport System, Revenue Bonds, Refunding, Ser. A-1	5.00	7/1/2020	3,010,000		3,129,015
Clark County Pollution Control, Revenue Bonds, Refunding (Nevada Power Company)	1.60	5/21/2020	3,000,000		2,982,090
Clark County School District, GO, Ser. D	5.00	6/15/2021	2,645,000		2,831,605
Clark County School District, Limited Tax GO, Refunding, Ser. D	5.00	6/15/2021	3,000,000		3,211,650
Las Vegas Valley Water District, GO, Refunding (Additionally Secured by Southern Nevada Water Authority Pledged Revenues) Ser. C	5.00	6/1/2022	4,000,000		4,292,120
Washoe County, Gas Facility Revenue Bonds, Refunding (Sierra Pacific Power Company Project)	1.50	6/3/2019	5,500,000		5,490,980
				24,957,590
New Jersey - 5.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2023	1,500,000		1,620,345
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2021	1,000,000		1,059,470
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2020	3,000,000		3,104,070
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding (Insured; AMBAC) Ser. K	5.50	12/15/2019	750,000		770,978
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. PP	5.00	6/15/2019	10,700,000		10,795,551
New Jersey Housing & Mortgage Finance Agency, MFH Revenue Bonds, Refunding, Ser. 2	2.45	11/1/2019	2,350,000		2,355,006
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2019	3,500,000		3,524,360
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	4,000,000		4,136,320
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000		5,298,750
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000		10,858,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2021	3,400,000		3,612,364

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 93.8% (continued)
New Jersey - 5.1% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000		10,803,600
				57,939,414
New Mexico - 1.8%
New Mexico, GO, Refunding, Ser. A	5.00	3/1/2022	14,365,000		15,776,074
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2022	4,200,000		4,507,692
				20,283,766
New York - 10.6%
Freeport, BAN, Ser. B	2.75	5/1/2019	6,382,500		6,390,989
Metropolitan Transportation Authority, BAN, Ser. B-1A	5.00	5/15/2020	10,000,000		10,363,800
Metropolitan Transportation Authority, BAN, Ser. C-1	5.00	9/1/2020	10,000,000		10,442,700
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/2019	7,500,000		7,652,175
Nassau, GO (General Improvement) Ser. A	5.00	4/1/2019	10,000,000		10,024,400
New York City, GO, Ser. A-2	1.78	10/1/2038	1,100,000	[d]	1,100,000
New York City, GO, Ser. C	5.00	8/1/2022	3,840,000		3,892,992
New York City Housing Development Corporation, MFHR (Sustainable Neighborhood Bonds)	1.38	5/1/2020	4,000,000		3,968,200
New York City Housing Development Corporation, Revenue Bonds, Ser. C-2	1.70	7/1/2021	10,000,000		9,921,600
New York City Industrial Development Agency, PILOT Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	2.76	3/1/2023	2,000,000	[e]	2,038,600
New York City Transitional Finance Authority Future Tax Secured Bonds, Revenue Bonds (Build America Bonds)	4.44	8/1/2021	8,870,000		9,144,172
New York Housing Finance Authority, Revenue Bonds	1.50	5/1/2021	5,000,000		4,958,350
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2022	4,055,000		4,468,488
New York State Environmental Facilities Corporation, SWDR (Waste Management, Inc. Project)	2.35	5/1/2019	5,000,000		5,000,450
New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Ser. E	1.00	11/1/2019	3,465,000		3,444,210
New York State Housing Finance Agency, Revenue Bonds, Ser. I	2.55	11/1/2022	2,000,000		2,029,000
New York State Housing Finance Agency, Revenue Bonds, Ser. I	2.65	5/1/2023	2,000,000		2,033,000
New York State Housing Finance Agency, Revenue Bonds, Ser. J	2.50	5/1/2022	1,500,000		1,507,185
New York State School Districts Dormitory Authority, Revenue Bonds, Refunding, Ser. G	4.00	10/1/2021	5,175,000		5,473,701
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. B, SOFRRATE*.67+.43%	2.03	9/26/2019	2,650,000	[a]	2,652,093
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, SOFRRATE*.67+.50%	2.10	10/1/2020	5,000,000	[a]	5,005,550
TSASC, Inc, Revenue Bonds, Refunding (Senior Tobacco Settlement Bonds) Ser. A	4.00	6/1/2019	3,000,000		3,014,070
TSASC, Inc, Revenue Bonds, Refunding (Senior Tobacco Settlement Bonds) Ser. A	5.00	6/1/2022	2,790,000		3,023,021

36

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	PrincipalAmount ($)		Value ($)
Long-Term Municipal Investments - 93.8% (continued)
New York - 10.6% (continued)
TSASC, Inc, Revenue Bonds, Refunding (Senior Tobacco Settlement Bonds) Ser. A	5.00	6/1/2020	2,500,000		2,585,200
				120,133,946
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Escrowed to Maturity) Ser. B	6.00	1/1/2022	1,250,000		1,397,975
Ohio - 1.7%
Allen County Hospital Facilities, Revenue Bonds (Mercy Health Project) Ser. B	5.00	5/5/2022	3,000,000		3,286,980
American Municipal Power, Revenue Bonds (AMP Fremont Energy Center Project)	5.25	2/15/2022	5,040,000	[c]	5,552,165
American Municipal Power, Revenue Bonds (Comb Hydroelectric Project) Ser. A	2.25	8/15/2021	2,500,000		2,509,325
Columbus City, GO, Ser. A	4.00	2/15/2021	4,165,000		4,356,673
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000		1,718,361
Ohio, GO, Ser. A	5.00	2/1/2022	1,860,000		2,037,760
				19,461,264
Pennsylvania - 11.2%
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2022	3,000,000		3,277,320
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2021	3,000,000		3,198,570
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2020	3,250,000		3,372,005
Dauphin County General Authority Health System, Revenue Bonds, Refunding (Pinnacle Health System Project)	6.00	6/1/2029	6,520,000		6,581,744
Delaware River Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	4,000,000		4,236,120
Lehigh County Industrial Development Authority, Revenue Bonds, Refunding (PPL Electric Utilities)	1.80	8/15/2022	7,000,000		6,850,130
Lehigh County Industrial Development Authority, Revenue Bonds, Refunding (PPL Electric Utilities)	1.80	9/1/2022	5,000,000		4,891,500
Pennsylvania, GO	5.00	11/15/2021	5,000,000	[c]	5,446,900
Pennsylvania, GO, Refunding	5.00	1/15/2021	5,000,000		5,300,400
Pennsylvania, GO, Refunding	5.00	1/1/2021	5,000,000		5,294,200
Pennsylvania, GO, Refunding	5.00	8/15/2022	9,000,000		9,970,650
Pennsylvania, GO, Refunding	5.00	8/15/2019	4,995,000		5,069,875
Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds (The Pennsylvania Rapid Bridge Replacement Project)	5.00	6/30/2020	2,000,000		2,068,680
Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds (The Pennsylvania Rapid Bridge Replacement Project)	5.00	12/31/2019	2,000,000		2,044,980
Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds (The Pennsylvania Rapid Bridge Replacement Project)	5.00	6/30/2019	2,500,000		2,522,150
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project) Ser. A	1.70	8/3/2020	3,000,000		2,975,160
Pennsylvania Economic Development Financing Authority, SWDR (Waste Management, Inc. Project)	2.25	7/1/2019	15,000,000		15,001,950

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Pennsylvania - 11.2% (continued)
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds	5.00	7/1/2020	3,720,000	3,760,957
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University Project)	5.00	10/1/2030	1,000,000	1,111,040
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University Project)	6.00	10/1/2031	2,000,000	2,215,740
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	6/15/2020	11,030,000	11,483,112
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2021	4,000,000	4,285,840
Philadelphia, Water and Wastewater Revenue Bonds, Ser. A	5.00	1/1/2020	6,150,000	6,314,881
Philadelphia School District, GO, Refunding, Ser. D	5.00	9/1/2020	6,000,000	6,259,620
Philadelphia School District, GO, Ser. A	5.00	9/1/2020	500,000	521,635
Philadelphia School District, GO, Ser. A	5.00	9/1/2019	700,000	710,115
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C, 1 Month LIBOR +.64%	2.45	12/1/2020	2,500,000	[a] 2,501,450
				127,266,724
Rhode Island - .4%
Rhode Island Commerce Corporation, Grant Anticipation Bonds, Refunding (Rhode Island Department of Transportation)	5.00	6/15/2019	2,000,000	2,018,380
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Refunding (Lifespan Obligation Group Issue)	5.00	5/15/2020	1,500,000	1,550,340
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Refunding (Lifespan Obligation Group Issue)	5.00	5/15/2019	1,500,000	1,508,655
				5,077,375
Tennessee - 1.2%
Greeneville Health & Educational Facilities Board, Hospital Revenue Bonds, Refunding (Ballad Health Obligated Group) Ser. A	5.00	7/1/2020	2,000,000	2,079,880
Greeneville Health & Educational Facilities Board, Hospital Revenue Bonds, Refunding (Ballad Health Obligated Group) Ser. A	5.00	7/1/2019	1,720,000	1,737,303
Lewisburg Industrial Development Board, Revenue Bonds, Refunding (Waste Management Project)	2.35	5/1/2019	5,000,000	5,000,450
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds (Ascension Senior Credit Group)	1.55	11/3/2020	5,000,000	4,962,500
				13,780,133
Texas - 17.4%
Alamo Heights Independent School District, GO, (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2021	1,500,000	1,533,885
Alvin Independent School District, Unlimited Tax Schoolhouse Bonds (Permanent School Fund Guarantee Program) Ser. B	3.00	8/14/2019	4,000,000	4,022,000
Brownsville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2022	2,875,000	3,148,096
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000	4,170,440
Corpus Christi Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program) Ser. A	2.00	8/15/2019	5,000,000	5,005,500

38

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Texas - 17.4% (continued)
Cypress-Fairbanks Independent School District, GO (School Building Project) (Insured; Texas Permanent School Fund Guarantee Program) Ser. A-3	3.00	8/17/2020	10,000,000		10,174,100
Cypress-Fairbanks Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program) Ser. B-2	1.40	8/17/2020	4,125,000		4,102,601
Dallas Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program) Ser. B-5	5.00	2/15/2021	3,000,000		3,183,450
Eagle Mountain-Saginaw Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	2.00	8/1/2019	9,925,000		9,934,925
Garland, GO, Refunding	5.00	2/15/2022	1,750,000		1,917,825
Garland, GO, Refunding	5.00	2/15/2020	1,105,000		1,140,493
Georgetown Independent School District, GO (Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,139,450
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	6,500,000		7,226,765
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C	2.11	8/1/2021	5,000,000		4,983,750
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A-1B	2.20	6/1/2020	6,270,000		6,292,133
Houston Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program) Ser. A-2	3.00	6/1/2019	5,000,000		5,016,450
Houston University, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	15,530,000		17,019,327
Katy Independent School District, GO, Refunding (Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2021	2,070,000		2,202,749
Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse Bonds (Permanent School Fund Guarantee Program) Ser. A	1.95	8/17/2020	3,750,000		3,759,075
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2021	12,700,000		13,732,764
Mansfield Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,543,610
Matagorda County Navigation Distric No. 1, Revenue Bonds, Refunding (Central Power & Light)	1.75	9/1/2020	5,000,000		4,950,500
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	6,000,000		6,150,120
North Texas Tollway Authority, Revenue Bonds, Ser. D	5.00	9/1/2029	10,000,000		10,801,700
Northside Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	2.00	6/1/2021	5,000,000		4,999,300
Port of Port Arthur Navigation District, Revenue Bonds (Emerald Renewable Diesel Project)	2.40	5/31/2019	10,000,000	[b]	10,003,600
Round Rock Independent School District, GO (Permanent School Fund Guarantee Program)	1.50	8/1/2021	7,170,000		7,094,858
San Antonio, Electric & Gas Revenue Bonds, Refunding	5.00	2/1/2020	5,000,000		5,154,450
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	2.75	12/1/2022	2,250,000		2,304,203

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.8% (continued)
Texas - 17.4% (continued)
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000	4,994,550
Socorro Independent School District, GO (School Building Project) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2037	10,000,000	10,800,200
Texas, GO, Refunding	5.00	8/1/2022	7,500,000	8,323,800
Travis, GO	5.00	3/1/2023	3,900,000	4,278,300
				197,104,969
U.S. Related - .7%
Puerto Rico Highways and Transportation Authority, Transportation Revenue Bonds, Ser. K	5.00	7/1/2017	2,885,000	[f] 876,319
Wisconsin, GO, Ser. A	5.00	5/1/2023	6,300,000	[c] 6,942,663
				7,818,982
Virginia - 3.2%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project)	5.00	5/15/2021	3,900,000	4,167,969
Loudoun County Economic Development Authority, Revenue Bonds (Stone Springs Apartments Project)	1.84	12/1/2019	14,500,000	14,502,030
Virginia Commonwealth Transportation Board, Revenue Bonds	5.00	5/15/2033	2,600,000	2,790,632
Virginia Peninsula Ports Authority , Coal Terminal Revenue Bonds, Refunding (Dominion Terminal Association Project - Dominion Energy Terminal Company Issue)	1.55	10/1/2019	2,750,000	2,740,457
York County Economic Development Authority, PCR (Virginia Electric and Power Company Project) Ser. A	1.88	5/1/2033	12,075,000	12,070,049
				36,271,137
Washington - 1.6%
King County, GO, Refunding	5.00	12/1/2022	2,675,000	3,000,146
King County School District No 405 Bellevue, GO (Insured; School Board Guaranty)	5.00	12/1/2022	4,085,000	4,583,125
Washington University, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,260,000	2,500,893
Washington University, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	8,201,301
				18,285,465
West Virginia - .2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds (Appalachian Power Company - Amos Project)	1.70	9/1/2020	2,500,000	2,456,150
Wisconsin - 1.9%
Howard, NAN	4.00	12/1/2022	5,000,000	5,257,900
Wisconsin, GO, Ser. B	5.00	5/1/2030	580,000	639,166
Wisconsin Department of Transportation, Transportation Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2031	8,500,000	9,423,270
Wisconsin Department of Transportation, Transportation Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2030	5,850,000	6,485,427
				21,805,763
Total Long-Term Municipal Investments (cost $1,064,410,486)			1,064,307,463

40

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 6.6%
Arizona - .1%
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Honorhealth Project) Ser. A	5.00	9/1/2019	1,000,000	1,016,090
Florida - .3%
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2019	3,630,000	3,698,643
Louisiana - .4%
Louisiana Public Facilities Authority, Revenue Bonds (Escrowed to Maturity) Ser. B	0.00	12/1/2019	4,375,000	[g] 4,315,981
Massachusetts - 1.2%
Brookline, BAN	2.50	3/29/2019	1,350,000	1,350,851
Commonwealth of Massachusetts, GO, Ser. A	5.00	3/1/2019	3,865,000	3,865,000
Danvers, BAN	3.00	8/16/2019	3,000,000	3,015,930
Duxbury, BAN	3.00	4/18/2019	1,100,600	1,102,526
Freetown, BAN	3.25	1/16/2020	4,000,000	4,051,120
				13,385,427
New Jersey - 1.4%
Hudson, BAN	4.00	12/10/2019	10,500,000	10,689,000
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds, Refunding, Ser. PP	5.00	6/15/2019	3,860,000	3,894,470
New Jersey Sports & Exposition Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2019	1,000,000	1,009,100
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2019	1,000,000	1,008,930
				16,601,500
New York - 2.5%
Binghamton City School District, BAN	3.50	11/15/2019	7,500,000	7,590,450
Central Square Central School District, BAN, Ser. B	3.00	6/28/2019	8,375,000	8,402,051
Greater Southern Tier Board of Cooperative Educational Services District, RAN	3.25	6/28/2019	5,000,000	5,017,250
Queensbury Union Free School District, BAN	3.00	7/12/2019	7,500,000	7,527,150
				28,536,901
Pennsylvania - .2%
Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds (The Pennsylvania Rapid Bridge Replacement Project)	5.00	6/30/2019	50,000	50,443
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	2.40	4/1/2019	2,000,000	[d] 2,000,300
				2,050,743
South Carolina - .2%
Charleston County School District, TAN	5.00	3/29/2019	2,300,000	2,305,934

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 6.6% (continued)
Texas - .3%
Texas, TRAN	4.00	8/29/2019	3,000,000	3,033,420
Total Short-Term Municipal Investments (cost $74,861,562)			74,944,639
Total Investments (cost $1,139,272,048)			100.4%	1,139,252,102
Liabilities, Less Cash and Receivables			(0.4%)	(4,254,576)
Net Assets			100.0%	1,134,997,526

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

SOFRRATE—United Stated Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $11,003,670 or .97% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing—security in default.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	17.6
General	14.3
School District	10.6
Transportation	10.1
Education	8.0
Development	6.2
Utilities	6.0
Medical	4.9
Multifamily Housing	4.6
Higher Education	3.0
Facilities	2.9
Tobacco Settlement	2.6
Prerefunded	2.2
Special Tax	1.9
Water	1.7
Airport	1.5
Financials	.5
Power	.5
Nursing Homes	.4
Housing	.3
Student Loan	.3
Pollution	.3
100.4

† Based on net assets.

See notes to financial statements.

42

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6%
Alabama - .8%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	1,425,000		1,499,955
Alaska - .1%
Valdez, Marine Terminal Revenue (Exxon Pipeline Company Project)	1.69	10/1/2025	100,000	[a]	100,000
Florida - 1.6%
Lake County School Board, COP (Master Lease Purchase Agreement) Ser. B	5.00	6/1/2027	1,620,000		1,760,195
Orange County Health Facilities Authority, Revenue Bonds, Ser. F	5.00	10/1/2024	1,000,000		1,131,570
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (LOC; U.S. Bank NA) Ser. A1	1.71	11/1/2038	100,000	[a]	100,000
				2,991,765
Illinois - 2.1%
Chicago, GO (Neighborhoods Alive 21 Program) Ser. 2002B	5.25	1/1/2022	1,285,000		1,355,906
Chicago, GO, Ser. A	5.00	1/1/2024	500,000		536,335
Illinois, GO	5.25	2/1/2029	2,000,000		2,116,760
				4,009,001
Louisiana - .1%
East Baton Rouge Parish Industrial Development Board, Revenue Bonds (ExxonMobil Project) Ser.B	1.72	12/1/2040	100,000	[a]	100,000
Michigan - 1.0%
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/2033	1,850,000		1,997,426
Minnesota - 1.0%
Minneapolis, Revenue Bonds, Ser. C	1.72	11/15/2048	2,000,000	[a]	2,000,000
Mississippi - .0%
Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A. Inc. Project) Ser. L	1.69	11/1/2035	100,000	[a]	100,000
New Jersey - 4.4%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.00	3/1/2027	2,000,000		2,148,380
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,250,000		1,319,100
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	2,000,000		2,160,160
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000		714,938
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000		1,018,360
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		1,026,865
				8,387,803
New York - 4.1%
New York & New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	1,515,000		1,746,037
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. G6	1.76	4/1/2042	500,000	[a]	500,000

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
New York - 4.1% (continued)
New York City, GO Notes (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Ser. 08-J6	1.73	8/1/2024	100,000	[a]	100,000
New York City, GO, Ser. A-2	1.78	10/1/2038	1,000,000	[a]	1,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; TD Bank) Ser. AA3	1.68	6/15/2049	600,000	[a]	600,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Ser. BB1	1.75	6/15/2039	100,000	[a]	100,000
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project) Ser. 1	5.00	11/15/2044	2,250,000	[b]	2,346,007
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	1,350,000		1,530,508
				7,922,552
Ohio - .4%
Ohio, Revenue Bonds, Ser. A	1.72	1/15/2046	800,000	[a]	800,000
Pennsylvania - 82.5%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2026	850,000		1,001,878
Allegheny County Hospital Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2030	1,000,000		1,166,090
Allegheny County Port Authority, Special Transportation Revenue Bonds, Refunding	5.25	3/1/2024	2,000,000		2,132,220
Altoona Area School District, GO (Insured; Build America Mutual Assurance Company)	5.00	12/1/2036	1,375,000		1,553,186
Beaver County Hospital Authority, Revenue Bonds (Heritage Valley Health System, Inc.)	5.00	5/15/2025	1,250,000		1,328,637
Beaver County Hospital Authority, Revenue Bonds (Heritage Valley Health System, Inc.)	5.00	5/15/2023	1,345,000		1,434,106
Berks County Industrial Development Authority, Revenue Bonds (Tower Health Project) Refunding	4.00	11/1/2033	1,300,000		1,352,091
Boyertown Area School District, GO	5.00	10/1/2034	1,060,000		1,182,515
Canonsburg-Houston Joint Authority, Sewer Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000		1,415,799
Capital Region Water, Water Revenue Bonds, Refunding	5.00	7/15/2026	750,000		889,223
Chester County, GO, Refunding	4.00	11/15/2032	740,000		815,820
Chester County Health and Education Facilities Authority, Health System Revenue Bonds (Main Line Health System) Ser. A	4.00	10/1/2036	1,000,000		1,046,500
Dallastown Area School District, GO	5.00	4/15/2031	1,400,000		1,598,492
Dauphin County General Authority, Health System Revenue Bonds (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,158,470
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	1,500,000		1,785,900
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000		1,776,615
Downingtown Area School District, GO, Ser. C	5.00	8/1/2030	1,455,000		1,722,691
Easton Area School District, GO, Ser. A	5.00	4/1/2029	1,090,000		1,275,867

44

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Pennsylvania - 82.5% (continued)
Erie County, GO (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	9/1/2022	1,640,000		1,841,950
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000		1,296,339
Garnet Valley School District, GO, Refunding	4.00	4/1/2027	2,415,000		2,655,172
Lancaster County Solid Waste Management Authority, Guaranteed Authority Revenue Bonds (Dauphin County Guaranty) Ser. B	5.00	12/15/2033	1,895,000		2,112,698
Manheim Township School District, GO, Ser. A	5.00	2/1/2030	1,025,000		1,192,833
Monroeville Finance Authority, Revenue Bonds (University of Pittsburgh Medical Center)	5.00	2/15/2025	1,000,000		1,163,410
Montgomery County, GO	5.00	12/15/2019	100,000	[c]	102,585
Montgomery County Higher Education and Health Authority, Revenue Bonds, Refunding (Hill School Project)	5.00	8/15/2037	500,000		563,695
Montgomery County Higher Education and Health Authority, Revenue Bonds, Refunding, (Thomas Jefferson University) Ser. A	5.00	9/1/2030	1,600,000		1,889,600
Montgomery County Industrial Development Authority, FHA Insured Mortgage Revenue Bonds (New Regional Medical Center Project)	5.50	8/1/2020	995,000	[c]	1,047,805
Montgomery County Industrial Development Authority, Health System Revenue Bonds (Albert Einstein Healthcare Network Issue) Refunding	5.00	1/15/2020	1,000,000		1,021,720
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,268,562
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,153,290
Northampton County General Purpose Authority, College Revenue Bonds (Lafayette College) Refunding, Ser. A	5.00	11/1/2043	2,000,000		2,210,960
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lehigh University) Ser. A	4.00	11/15/2035	1,530,000		1,625,059
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000		2,536,622
Pennsylvania, GO, Ser. 2ND	5.00	9/15/2024	2,975,000		3,455,700
Pennsylvania Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000		2,865,175
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Amtrak Project) Refunding, Ser. A	5.00	11/1/2026	1,000,000		1,083,370
Pennsylvania Economic Development Financing Authority, Governmental LR (Forum Place Project)	5.00	3/1/2025	1,000,000		1,066,480
Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center)	4.00	3/15/2032	1,690,000		1,771,559
Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center)	5.00	3/15/2031	1,000,000		1,145,990
Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A	5.00	2/1/2026	2,455,000		2,823,790
Pennsylvania Economic Development Financing Authority, SWDR (Waste Management, Inc. Project)	2.25	7/1/2019	5,000,000		5,000,650
Pennsylvania Higher Educational Facilities Authority, Health System Revenue Bonds (University of Pennsylvania Health System)	5.00	8/15/2024	1,410,000		1,638,984
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds	5.00	8/15/2035	1,200,000		1,356,108
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Temple University)	5.00	4/1/2026	1,000,000		1,088,260

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Pennsylvania - 82.5% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	2,240,000		2,645,485
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of Pennsylvania Health System) Ser. E	4.00	8/15/2036	1,000,000		1,042,770
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of Pennsylvania Health Systems) Ser. E	4.00	8/15/2034	1,000,000		1,053,840
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	6/15/2025	1,000,000		1,169,450
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		2,204,630
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT-1	5.00	6/15/2027	1,000,000		1,178,120
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. E	4.00	6/15/2030	2,220,000		2,416,581
Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000		1,180,044
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Ser. A	5.00	12/1/2038	2,415,000		2,581,369
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Ser. B	5.00	12/1/2022	1,190,000	[c]	1,334,502
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue Bonds, Ser. A	5.00	12/1/2030	1,325,000		1,554,013
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000		2,994,800
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000		1,404,056
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2034	1,000,000		1,136,980
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B-2	5.00	6/1/2032	1,000,000		1,131,450
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	6/1/2034	1,000,000		1,136,110
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding (Sub-Motor License Fund)	5.00	12/1/2038	1,230,000		1,378,461
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds	5.25	12/1/2035	2,280,000		2,610,167
Perkiomen Valley School District, GO	4.00	3/1/2028	1,000,000		1,083,630
Philadelphia, Airport Revenue Bonds, Ser. A	5.00	6/15/2020	1,750,000		1,816,447
Philadelphia, GO	5.00	8/1/2029	1,000,000		1,164,290
Philadelphia, GO	5.00	8/1/2029	1,000,000		1,164,290
Philadelphia, GO (Insured; Assured Guaranty Municipal Corporation)	5.00	8/1/2030	1,275,000		1,491,533
Philadelphia, Water & Wastewater Revenue Bonds, Refunding	5.00	11/1/2027	355,000		396,507
Philadelphia, Water and Wastewater Revenue Bonds, Ser. A	5.00	1/1/2036	2,830,000		2,958,878
Philadelphia, Water and Wastewater Revenue Bonds, Ser. B	5.00	7/1/2031	2,000,000		2,298,660

46

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Pennsylvania - 82.5% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	350,000		404,296
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	350,000		406,273
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	500,000		584,660
Philadelphia Authority for Industrial Development, City Agreement Revenue Bonds, (Green Bond-Philadelphia Museum of Art Energy Savings Program) Ser. A	5.00	2/15/2034	1,250,000		1,416,750
Philadelphia Authority for Industrial Development, Revenue Bonds (Temple University)	5.00	4/1/2025	1,500,000		1,760,595
Philadelphia Authority for Industrial Development, Revenue Bonds (Temple University)	5.00	4/1/2031	2,000,000		2,285,840
Philadelphia School District, GO, Ser. A	5.00	9/1/2028	500,000		591,365
Pittsburgh, GO	4.00	9/1/2035	750,000		797,078
Pittsburgh, GO	4.00	9/1/2036	500,000		529,165
Pittsburgh, GO	4.00	9/1/2037	500,000		527,120
Pittsburgh, GO	4.00	9/1/2034	325,000		346,736
Pittsburgh and Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		965,586
Pittsburgh and Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,081,320
Pittsburgh and Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,140,370
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2027	1,060,000		1,280,363
Pittsburgh Water and Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	9/1/2026	1,000,000		1,195,100
Pittsburgh Water and Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	2,580,000	[c]	2,944,270
Southcentral Pennsylvania General Authority, Revenue Bonds (WellSpan Health Obligation Group) Ser. A	5.00	6/1/2027	2,085,000		2,360,032
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds)	5.00	6/1/2021	1,000,000	[c]	1,073,400
State Public School Building Authority, School Lease Revenue Bonds (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2031	2,490,000		2,645,401
State Public School Building Authority, School Lease Revenue Bonds (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2024	2,000,000		2,267,480
Susquehanna Township School District, GO, Refunding	4.00	11/15/2027	1,975,000		2,137,720
Tredyffrin Easttown School District, GO	5.00	2/15/2034	240,000		279,089
Tredyffrin Easttown School District, GO	5.00	2/15/2032	290,000		341,811

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Pennsylvania - 82.5% (continued)
Upper Merion Area School District, GO	5.00	1/15/2034	350,000	402,416
Upper Merion Area School District, GO	5.00	1/15/2035	420,000	481,333
Upper Merion Area School District, GO	5.00	1/15/2036	250,000	285,528
Upper Merion Area School District, GO	5.00	1/15/2037	275,000	312,730
Upper Merion Area School District, GO	5.00	1/15/2034	1,215,000	1,386,813
Upper Merion Area School District, GO	5.00	1/15/2037	400,000	453,288
Upper Merion Area School District, GO, Refunding	5.00	1/15/2033	500,000	572,470
Upper Moreland Township School District, GO	4.00	10/1/2033	780,000	814,117
Upper Saint Clair Township School District, GO	5.00	10/1/2041	1,000,000	1,111,150
West Mifflin Area School District, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,153,750
West View Municipal Authority, Water Revenue Bonds	5.00	11/15/2024	3,000,000	[c] 3,535,320
Westmoreland County Municipal Authority, Municipal Service Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	8/15/2028	1,000,000	1,155,720
Westmoreland County Municipal Authority, Municipal Service Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	8/15/2027	1,500,000	1,748,745
Whitemarsh Township, GO	4.00	11/15/2039	1,000,000	1,049,960
Whitemarsh Township, GO	4.00	11/15/2035	605,000	642,583
				158,609,272
U.S. Related - 2.5%
Guam, Business Privilege Tax Revenue Bonds, Ser. A	5.00	1/1/2024	1,500,000	1,581,405
Puerto Rico Commonwealth, Public Improvement GO (Insured; AMBAC) Ser. A	5.50	7/1/2019	3,000,000	3,022,200
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2021	1,400,000	[d] 210,000
				4,813,605
Total Investments (cost $189,410,797)			100.6%	193,331,379
Liabilities, Less Cash and Receivables			(0.6%)	(1,072,404)
Net Assets			100.0%	192,258,975

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $2,346,007 or 1.22% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Non-income producing—security in default.

48

Portfolio Summary (Unaudited) †	Value (%)
Education	18.0
Medical	17.3
Transportation	16.9
General Obligation	13.7
Water	7.3
School District	6.3
Prerefunded	5.2
Development	4.5
Higher Education	3.9
General	2.7
Special Tax	2.3
Tobacco Settlement	1.4
Pollution	1.1
100.6

† Based on net assets.

See notes to financial statements.

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0%
Alabama - .9%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	2,350,000		2,473,610
Florida - .5%
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2024	1,250,000		1,414,463
Illinois - .7%
Chicago, GO, Ser. A	5.00	1/1/2023	1,970,000		2,087,156
Massachusetts - 92.4%
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond)	5.00	7/1/2030	1,000,000		1,175,460
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond)	5.00	7/1/2028	1,000,000		1,192,880
Berkshire Wind Power Cooperative Corporation, Revenue Bonds, Refunding (Berkshire Wind Project-Green Bond)	5.00	7/1/2026	475,000		566,803
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)	5.00	6/1/2036	1,000,000		1,118,440
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement and Accelerated Bridge Programs) Ser. B	4.00	6/1/2046	2,500,000		2,575,900
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2035	3,140,000		3,369,879
Dedham, GO (Municipal Purpose Loan)	4.00	6/15/2030	495,000		547,163
Dedham, GO (Municipal Purpose Loan)	4.00	6/15/2029	495,000		550,356
Framingham, GO (Municipal Purpose Loan)	5.00	12/1/2029	365,000		446,191
Framingham, GO (Municipal Purpose Loan)	5.00	12/1/2028	420,000		516,352
Manchester Essex Regional School District, GO (School Project Loan)	4.00	2/1/2034	845,000		917,121
Manchester Essex Regional School District, GO (School Project Loan)	4.00	2/1/2033	590,000		648,198
Mansfield, GO (Municipal Purpose Loan)	4.00	5/15/2029	815,000		893,036
Mansfield, GO (Municipal Purpose Loan)	4.00	5/15/2030	845,000		919,039
Massachusetts, GO (Consolidated Loan) Ser. C	4.00	2/1/2029	2,500,000		2,707,050
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR +0.55%	2.38	11/1/2025	2,500,000	[a]	2,492,950
Massachusetts, GO, Refunding, Ser. B	5.00	1/1/2021	3,000,000		3,156,840
Massachusetts, GO, Ser. A	4.50	12/1/2043	5,000,000		5,211,700
Massachusetts, GO, Ser. A	5.00	3/1/2031	2,250,000		2,557,552
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Refunding, Ser. A	0.00	7/1/2032	2,500,000	[b]	1,621,375
Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds (A Massachusetts Municipal Lighting Plant Cooperative)	5.00	7/1/2032	870,000		968,841

50

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds (A Massachusetts Municipal Lighting Plant Cooperative)	5.00	7/1/2028	1,250,000		1,406,425
Massachusetts Clean Water Trust, Revenue Bonds (MWRA Program)	5.75	8/1/2029	155,000		155,491
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 20	5.00	2/1/2033	2,300,000		2,628,348
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 20	5.00	2/1/2035	990,000		1,124,541
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 21	5.00	8/1/2035	2,250,000		2,700,292
Massachusetts Department Of Transportation, Turnpike Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	5.00	1/1/2020	800,000		822,520
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities) Ser. A	6.50	11/15/2023	3,750,000	[c,d]	4,504,687
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center) Ser. N	5.00	7/1/2024	350,000		402,140
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University) Ser. S-2	5.00	10/1/2032	1,410,000		1,696,498
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University) Ser. S-2	5.00	10/1/2031	1,000,000		1,212,370
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2033	2,500,000		2,883,100
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		195,862
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2033	305,000		344,677
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		325,270
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2028	255,000		297,985
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		371,124
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		386,216
Massachusetts Development Finance Agency, Revenue Bonds (Olin College) Ser. E	5.00	11/1/2038	4,500,000		4,942,125
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System) (LOC; U.S. BANK N.A.) Ser. M-1	1.70	7/1/2048	2,000,000	[e]	2,000,000
Massachusetts Development Finance Agency, Revenue Bonds (Southcoast Health System Obligated Group) Ser. F	4.00	7/1/2020	530,000		544,379
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.13	7/1/2040	210,000		216,054
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	6.25	7/1/2030	840,000		852,583
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000		624,492
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2020	705,000		737,190
Massachusetts Development Finance Agency, Revenue Bonds (Williams College) Ser. S	5.00	7/1/2030	1,000,000		1,209,530
Massachusetts Development Finance Agency, Revenue Bonds, (Emerson College) Ser. A	5.00	1/1/2022	565,000		609,194
Massachusetts Development Finance Agency, Revenue Bonds, (Emerson College) Ser. A	5.00	1/1/2023	400,000		440,880
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Babson College) Ser. A	5.00	10/1/2025	545,000		639,323

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Rate	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2037	1,750,000		1,987,282
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2023	2,060,000		2,286,621
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2025	500,000		573,720
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2026	500,000		578,995
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) (LOC; TD BANK N.A.) Ser. U-6E	1.66	10/1/2042	3,000,000	[e]	3,000,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. BB2	4.00	10/1/2032	1,000,000		1,076,140
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. H-1	5.00	7/1/2025	800,000		920,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. H-1	5.00	7/1/2022	1,000,000		1,091,660
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2029	2,000,000		2,288,820
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2024	1,000,000		1,133,300
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (CareGroup) Ser. I	5.00	7/1/2026	1,000,000		1,165,970
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of Holy Cross) Ser. A	5.00	9/1/2026	705,000		855,031
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College )	5.00	1/1/2035	1,000,000		1,084,090
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College )	5.00	1/1/2025	1,000,000		1,138,350
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2035	1,000,000		1,121,400
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000		1,412,613
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000		1,124,390
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000		1,073,660
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000		437,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000		416,938
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2037	835,000		919,861
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2035	840,000		934,198
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000		396,736
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2021	625,000		637,644
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter School)	4.00	7/1/2022	655,000		672,423
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Foxborough Regional Charter)	5.00	7/1/2037	1,600,000		1,695,968
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lesley University)	5.00	7/1/2028	1,550,000		1,809,346
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lesley University)	5.00	7/1/2031	1,000,000		1,146,630

52

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	521,219
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University)	5.00	10/1/2033	500,000	596,685
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University)	5.00	10/1/2032	750,000	898,590
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	3,480,000	3,631,206
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	4.00	7/1/2032	2,000,000	2,110,480
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,808,421
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	3,410,000	3,635,060
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. J	5.25	10/1/2024	465,000	525,092
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K-1	5.00	10/1/2029	1,000,000	1,135,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K-1	5.00	10/1/2025	700,000	808,612
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital)	5.00	7/1/2021	500,000	533,345
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2028	750,000	869,498
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2025	500,000	578,155
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2024	530,000	603,214
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling and Francine Clark Art Institute)	5.00	7/1/2028	1,000,000	1,198,110
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling and Francine Clark Art Institute)	5.00	7/1/2031	2,050,000	2,409,959
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sterling and Francine Clark Art Institute)	5.00	7/1/2032	1,910,000	2,198,639
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	1,300,000	1,506,128
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	600,000	700,932
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2023	2,500,000	2,787,025
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2025	1,340,000	1,540,946
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2028	525,000	616,292
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2029	2,250,000	2,589,120
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,331,840
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Park School)	5.00	9/1/2021	300,000	320,571
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2024	815,000	928,016
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2022	490,000	535,737

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2024	1,000,000	1,138,670
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2028	1,000,000	1,155,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care) Ser. I	5.00	7/1/2025	2,375,000	2,749,252
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2031	1,350,000	1,560,370
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2029	1,050,000	1,233,887
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WellsForce) Ser. A	5.00	7/1/2030	2,075,000	2,418,475
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2026	1,205,000	1,404,741
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2024	1,090,000	1,239,526
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	2,650,000	2,848,193
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,091,030
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	3.00	1/1/2025	190,000	200,104
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	4.00	1/1/2026	130,000	144,872
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2027	310,000	371,107
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	166,095
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2023	250,000	280,830
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2021	100,000	105,940
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2022	200,000	218,408
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	482,674
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2030	410,000	480,036
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	235,308
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wheaton College) Ser. H	5.00	1/1/2023	1,935,000	2,162,188
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wood Hole Oceanographic Institution)	5.00	6/1/2026	850,000	1,020,740
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wood Hole Oceanographic Institution)	5.00	6/1/2025	450,000	531,653
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue I) Ser. A	5.00	1/1/2020	1,400,000	1,433,698
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding (Issue J)	5.00	7/1/2021	2,350,000	2,503,408
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding (Issue K) Ser. A	5.00	7/1/2024	2,000,000	2,275,200

54

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2023	2,300,000		2,567,076
Massachusetts Federal Highway, GANS Revenue Bonds (Accelerated Bridge Program) Ser. A	5.00	6/15/2027	2,000,000		2,309,420
Massachusetts Federal Highway, GANS Revenue Bonds (Accelerated Bridge Program) Ser. A	5.00	6/15/2025	4,000,000		4,640,800
Massachusetts Federal Highway, GANS Revenue Bonds, Refunding (Accelerated Bridge Program) Ser. A	5.00	6/15/2027	2,500,000		3,008,400
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Dana-Farber Cancer Institute) Ser. K	5.25	12/1/2022	2,750,000		2,782,945
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Henry Heywood Memorial Hospital) (LOC; TD BANK N.A.) Ser. C	1.68	7/1/2038	200,000	[e]	200,000
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Massachusetts Institute of Technology) Ser. K	5.50	7/1/2022	1,800,000		2,032,074
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) (Liquidity Facility; Wells Fargo Bank) Ser. A-1	1.72	12/1/2037	3,800,000	[e]	3,800,000
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, (Berklee College of Music) Ser. S	5.00	10/1/2032	125,000		125,335
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, (Massachusetts Institute of Technology) Ser. L	5.00	7/1/2023	3,335,000		3,815,707
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, (Northeastern University) Ser. A	5.00	10/1/2030	3,000,000		3,135,090
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, (Tufts University) Ser. M	5.25	2/15/2026	3,130,000		3,813,060
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Refunding (Baystate Medical Center) (LOC; TD BANK N.A.) Ser. G	1.68	7/1/2026	2,030,000	[e]	2,030,000
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) (Insured: GNMA, FNMA and FHLMC) Ser. 195	4.00	12/1/2048	1,250,000		1,327,913
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Single Family Housing) Ser. 183	3.50	12/1/2046	1,255,000		1,290,391
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. A	4.00	6/1/2019	710,000		713,394
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		947,300
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,434,560
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	1,330,000		1,531,522
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	1,475,000		1,620,656
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,500,000		1,646,610
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2032	750,000		849,345
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	2,000,000		2,257,400
Massachusetts Port Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	1,345,000		1,466,467
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2024	315,000		362,269
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	200,000		229,774
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	200,000		230,762

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
Massachusetts - 92.4% (continued)
Massachusetts School Building Authority, Sales Tax Revenue Bonds, Refunding, Ser. A	5.00	2/15/2037	1,040,000		1,161,878
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, Refunding, Ser. A	5.00	8/15/2026	2,000,000		2,211,460
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, Refunding, Ser. B	5.00	8/15/2029	2,700,000		2,970,243
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, Refunding, Ser. C	4.00	8/15/2032	2,500,000		2,674,825
Massachusetts Transportation Trust Fund Metropolitan Highway, System Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000		5,579,200
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C	5.00	8/1/2029	2,590,000		3,098,106
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C	5.00	8/1/2033	2,500,000		2,910,175
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	8/1/2028	2,000,000		2,541,960
Massachusetts Water Resources Authority, Subordinated General Revenue Bonds, Refunding (LOC; Landesbank Hessen-Thuringen) Ser. C	1.67	8/1/2020	1,800,000	[f]	1,800,000
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue Bonds	5.00	7/1/2041	4,090,000		4,322,598
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2028	1,055,000		1,271,022
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2027	525,000		636,064
Minuteman Regional Vocational Technical School District, GO (School Bonds)	5.00	10/15/2026	915,000		1,115,943
Mount Greylock Regional School District, GO (School Bonds)	4.00	6/15/2029	745,000		806,068
Mount Greylock Regional School District, GO (School Bonds)	4.00	6/15/2030	315,000		338,483
Mount Greylock Regional School District, GO (School Bonds)	4.00	6/15/2027	640,000		699,264
Mount Greylock Regional School District, GO (School Bonds)	4.00	6/15/2028	420,000		456,998
Natick, GO (Municipal Purpose Loan)	4.00	7/15/2033	3,000,000		3,263,910
Natick, GO (Municipal Purpose Loan)	5.00	7/15/2029	2,000,000		2,454,920
Plainville, GO (Municipal Purpose Loan)	4.00	10/15/2030	1,210,000		1,347,323
Randolph, GO (Municipal Purpose Loan)	5.00	9/15/2031	595,000		717,879
University of Massachusetts Building Authority, Revenue Bonds, Refunding (University of Massachusetts)	5.00	11/1/2034	2,200,000		2,590,742
Worcester, GO, Refunding (Muni Purpose Loan)	4.00	1/15/2031	2,235,000		2,448,018
Worcester, GO, Refunding (Muni Purpose Loan)	4.00	1/15/2028	800,000		904,016
Worcester, GO, Refunding (Muni Purpose Loan)	5.00	1/15/2029	1,690,000		1,999,929
				270,265,035
Michigan - .7%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2033	2,000,000		2,159,380

56

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New Jersey - 3.6%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,760,000	1,857,293
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. UU	5.00	6/15/2025	2,000,000	2,255,860
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	2,160,000	2,332,973
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000	1,000,913
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,375,000	1,600,280
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	1,375,000	1,613,645
				10,660,964
New York - 1.6%
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[c] 2,346,007
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	2,075,000	2,352,448
				4,698,455
Texas - .5%
Houston Independent School District, GO, Refunding, Ser. C	4.00	2/15/2030	1,500,000	1,590,285
U.S. Related - 1.1%
Guam, Business Privilege Tax Revenue Bonds, Ser. A	5.00	1/1/2025	1,500,000	1,579,485
Guam, Hotel Occupancy Tax Revenue Bonds, Ser. A	6.00	11/1/2026	500,000	535,715
Puerto Rico Commonwealth, Public Improvement GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	7/1/2019	800,000	805,600
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2020	1,100,000	[g] 165,000
				3,085,800
Total Investments (cost $294,864,707)			102.0%	298,435,148
Liabilities, Less Cash and Receivables			(2.0%)	(5,813,302)
Net Assets			100.0%	292,621,846

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $6,850,694 or 2.34% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

g Non-income producing—security in default.

57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	34.9
Medical	14.3
Transportation	14.3
General Obligation	12.0
General	5.3
Water	4.9
Higher Education	3.7
School District	2.9
Prerefunded	1.8
Utilities	1.8
Development	1.8
Tobacco Settlement	1.4
Special Tax	1.4
Single Family Housing	.9
Multifamily Housing	.6
102.0

† Based on net assets.

See notes to financial statements.

58

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4%
Alabama - .9%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	1,225,000	1,289,435
Florida - .6%
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group) Ser. F	5.00	10/1/2024	750,000	848,677
Illinois - .8%
Chicago, GO (Neighborhoods Alive 21 Program) Ser. 2002 B	5.25	1/1/2022	1,150,000	1,213,457
Michigan - .9%
Michigan Finance Authority, Health Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2033	1,150,000	1,241,643
New Jersey - 4.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Contruction) Ser. II	5.00	3/1/2025	1,070,000	1,139,689
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,000,000	1,055,280
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	1,265,000	1,366,301
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	571,950
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	872,880
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	880,170
				5,886,270
New York - 90.3%
Albany County Airport Authority, Airport Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/15/2023	1,500,000	1,559,205
Battery Park City Authority, Senior Revenue Bonds, Ser. A	5.00	11/1/2023	1,065,000	1,226,316
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	228,134
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	346,026
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	405,272
Dutchess County Local Development Corporation, Revenue Bonds (Health QuestSystems Inc. Project) Ser. B	5.00	7/1/2026	1,000,000	1,184,330
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,189,650
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	1,056,602
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	614,051
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2027	1,000,000	1,179,480

59

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 90.3% (continued)
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/15/2034	730,000		819,235
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/15/2033	725,000		815,320
Hudson Yards Infrastructure Corporation, 2nd Indenture Revenue Bonds, Refunding, Ser. A	5.00	2/15/2035	1,000,000		1,153,240
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	1,310,000		1,526,556
Long Island Power Authority, Electric System Revenue Bonds	5.00	9/1/2033	1,500,000		1,747,890
Metropolitan Transportation Authority, Revenue Bonds (Dedicated Tax Fund) (Climate Board Certified Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,082,980
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds) Ser. A	5.00	11/15/2035	1,570,000		1,824,309
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C-1	5.00	11/15/2025	1,000,000		1,165,390
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. 2016 B	5.00	11/15/2035	1,215,000		1,371,383
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C-1	5.25	11/15/2030	1,000,000		1,159,290
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,091,790
Metropolitan Transportation Authority, Transportation Revenue Bonds, Refunding, Ser. D	5.00	11/15/2028	2,375,000		2,603,950
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2032	1,000,000		1,143,590
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2028	1,095,000		1,284,720
Monroe County Industrial Development Corporation, Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,065,980
Nassau County, GO (General Improvement Bonds) Ser. B	5.00	4/1/2029	1,500,000		1,693,950
Nassau County, GO, Refunding, Ser. A	5.00	1/1/2032	1,640,000		1,864,008
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		576,800
Nassau County, GO, Ser. B	5.00	4/1/2036	1,000,000		1,125,750
New York and New Jersey Port Authority, Revenue Bonds, Refunding (Consolidated Bonds, 189th Ser.)	5.00	5/1/2030	1,000,000		1,162,420
New York and New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	3,000,000		3,457,500
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. A-3	1.78	10/1/2040	100,000	[a]	100,000
New York City, GO (SPA; Mizuho Bank, Ltd.) Ser. A-2	1.78	10/1/2038	700,000	[a]	700,000
New York City, GO, Ser. E-1	5.25	3/1/2031	1,065,000		1,301,387
New York City, GO, Ser. J	5.00	8/1/2025	1,335,000		1,516,053
New York City Housing Development Corporation, Revenue Bonds, Ser. A	4.00	7/1/2024	1,150,000		1,244,645
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,682,100
New York City Industrial Development Agency, PILOT Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,000,000		1,004,630

60

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 90.3% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	2,110,000		2,274,411
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds	5.25	8/1/2037	1,000,000		1,191,530
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Ser. F1	5.00	5/1/2029	2,000,000		2,184,880
New York City Transitional Finance Authority, Revenue Bonds (Building Aid Revenue) Ser. S-3	5.25	7/15/2036	1,000,000		1,193,510
New York City Trust for Cultural Resources, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2031	1,480,000		1,657,363
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/1/2037	1,000,000		1,135,980
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts, Inc.) Ser. A	5.00	12/1/2026	1,075,000		1,303,986
New York Convention Center Development Corporation, Revenue Bonds, Refunding	5.00	11/15/2029	1,000,000		1,169,440
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds, Refunding, Ser. A-2B	5.00	6/1/2045	750,000		765,008
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 1	5.00	11/15/2044	2,000,000	[b]	2,085,340
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 2	5.15	11/15/2034	1,500,000	[b]	1,612,320
New York State Dormitory Authority, Non Supported Debt Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,061,140
New York State Dormitory Authority, Revenue Bonds (Convent of the Sacred Heart) (Insured; Assured Guaranty Municipal Corp.)	5.63	11/1/2035	1,000,000		1,076,060
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation) Ser. 2018 E	5.00	10/1/2026	1,000,000		1,209,520
New York State Dormitory Authority, Revenue Bonds (Interagency Council Pooled Loan Program) Ser. B-1	4.00	7/1/2026	1,200,000		1,352,700
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2033	1,000,000		1,161,300
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2043	2,400,000		2,660,880
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2037	650,000		724,626
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology)	5.00	7/1/2023	1,000,000		1,041,220
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000		1,127,140
New York State Dormitory Authority, Revenue Bonds, Refunding (New York State Department of Health) Ser. A	5.00	7/1/2025	1,000,000		1,184,730
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2030	1,155,000		1,343,946
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2031	2,000,000		2,322,840
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000		1,744,032

61

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 90.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	1,400,000	1,674,946
New York State Dormitory Authority, Sales Tax Revenue Bonds, Ser. 2015 B	5.00	3/15/2035	1,100,000	1,256,948
New York State Dormitory Authority, State Sales Tax Revenue Bonds	5.00	3/15/2030	1,275,000	1,507,866
New York State Energy Research and Development Authority, Revenue Bonds, PCR, Refunding (New York State Electric and Gas Corporation Project)	2.00	5/1/2020	2,000,000	1,995,660
New York State Housing Finance Agency, Revenue Bonds (Affordable Housing) (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000	1,051,530
New York State Thruway Authority, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000	2,293,080
New York State Thruway Authority, General Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	1,000,000	1,138,350
New York State Urban Development Corporation, Income Tax Revenue Bonds, Refunding, Ser. 2017 A	5.00	3/15/2033	1,000,000	1,166,500
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Refunding, Ser. A	5.00	3/15/2031	1,500,000	1,767,300
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	1,575,000	1,785,593
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2026	925,000	1,073,046
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2024	1,750,000	1,971,795
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2025	630,000	720,802
Oyster Bay, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	11/1/2019	2,000,000	2,029,020
Oyster Bay, Public Improvement GO, Refunding (Insured; Build America Mutual Assurance Company) Ser. B	5.00	8/15/2022	1,715,000	1,892,691
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000	1,220,569
St. Lawrence County New York Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,163,340
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2022	1,000,000	1,089,610
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	2/1/2024	2,115,000	2,307,021
Suffolk County, GO, Refunding (Insured; Build America Mutual Assurance Company) Ser. C	4.00	2/1/2028	1,425,000	1,585,811
Suffolk County Water Authority, Revenue Bonds, Ser. A	4.00	6/1/2038	1,000,000	1,050,060
Suffolk County Water Authority, Water System Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,895,000	2,100,683
TSASC, Inc., Senior Tobacco Settlement Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000	560,935
TSASC, Inc., Senior Tobacco Settlement Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000	1,896,160
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	1,600,000	1,898,016

62

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 90.3% (continued)
Utility Debt Securitization Authority, Revenue Bonds, Restructuring Bonds, Ser. TE	5.00	6/15/2026	2,000,000	2,300,900
Westchester County Health Care Corporation, Senior Lien Revenue Bonds, Ser. A	5.00	11/1/2020	1,400,000	1,465,100
Westchester County Health Care Corporation, Senior Lien Revenue Bonds, Ser. A	5.00	11/1/2024	1,500,000	1,599,570
Westchester County Local Development Corporation, Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000	1,110,340
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,000,000	1,149,230
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000	1,256,661
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Westchester Medical Center Obligated Group Project)	5.00	11/1/2028	1,000,000	1,136,480
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000	1,203,570
				130,277,017
U.S. Related - 1.8%
Guam, Business Privilege Tax Revenue Bonds, Ser.A	5.00	1/1/2024	1,000,000	1,054,270
Puerto Rico Commonwealth, Public Improvement GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	7/1/2019	1,550,000	1,560,850
				2,615,120
Total Investments (cost $140,151,269)			99.4%	143,371,619
Cash and Receivables (Net)			0.6%	887,062
Net Assets			100.0%	144,258,681

a Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $3,697,660 or 2.56% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Education	17.3
General Obligation	14.0
Transportation	13.8
General	12.7
Medical	8.7
Special Tax	7.2
Development	3.9
Tobacco Settlement	3.8
Water	3.8
Higher Education	3.3
Utilities	2.8
Multifamily Housing	2.8
Airport	2.6
Pollution	1.4
Power	1.3
99.4

† Based on net assets.

See notes to financial statements.

63

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .8%
Health Care - .8%
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C (cost $15,000,000)	5.25	11/1/2048	15,000,000		15,030,666

Long-Term Municipal Investments - 100.2%
Alabama - .5%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		5,712,600
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000		4,023,810
				9,736,410
Alaska - .3%
Valdez, Marine Terminal Revenue Bonds (Exxon Pipeline Company Project)	1.69	10/1/2025	1,800,000	[a]	1,800,000
Valdez, Marine Terminal Revenue Bonds, Refunding (Exxon Mobil Corporation Project)	1.69	12/1/2029	2,700,000	[a]	2,700,000
				4,500,000
Arizona - 1.6%
Arizona Health Facilities Authority, HR, Refunding (Phoenix Children's Hospital) Ser. B	5.00	2/1/2042	6,000,000		6,325,260
Arizona Health Facilities Authority, Revenue Bonds (Banner Health) (LOC; Bank of Tokyo-Mitsubishi UFJ) Ser. B	0.70	1/1/2046	800,000	[a]	800,000
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.50	7/1/2038	1,165,000	[b]	1,188,638
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.63	7/1/2048	2,000,000	[b]	2,037,180
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.75	7/1/2053	3,260,000	[b]	3,325,493
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		8,688,900
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond)	7.25	10/1/2033	4,000,000	[b]	4,032,560
University Medical Center Corporation, HR, Revenue Bonds	6.00	7/1/2021	2,500,000	[c]	2,740,975
				29,139,006
Arkansas - .4%
University of Arkansas, Revenue Bonds	5.00	11/1/2042	5,990,000		6,829,259
California - 17.9%
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue Bonds, Refunding, (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,042,720
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue Bonds, Refunding, (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,583,325
Alameda Corridor Transportation Authority, Second Subordinate Lien Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,766,700
Anaheim Public Financing Authority, LR, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		7,100,160
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,138,200
Bay Area Toll Authority, Revenue Bonds, Refunding	2.63	4/1/2026	10,000,000		10,325,900

64

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
California - 17.9% (continued)
California Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	4.00	4/1/2042	1,600,000		1,612,928
California Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services)	5.00	4/1/2047	1,500,000		1,663,575
California Community College Financing Authority, Revenue Bonds	5.25	5/1/2043	1,250,000		1,373,688
California Community College Financing Authority, Revenue Bonds	5.25	5/1/2048	2,000,000		2,190,920
California Education Facilities Authority, Revenue Bonds, Refunding, (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,795,050
California Education Facilities Authority, Revenue Bonds, Refunding, (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,241,940
California Educational Facilities Authority, Revenue Bonds (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,400,170
California Health Facilities Financing Authority, Revenue Bonds (Kaiser Permanente) Ser. A-2	4.00	11/1/2044	12,000,000		12,276,240
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford)	5.00	11/15/2056	7,500,000		8,261,325
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford) Ser. A	5.00	7/1/2037	590,000	[b]	650,994
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford) Ser. A	5.00	7/1/2047	870,000	[b]	943,576
California Health Facilities Financing Authority, Revenue Bonds (Saint Joseph Health System) Ser. A	5.00	7/1/2037	2,270,000		2,501,790
California Health Facilities Financing Authority, Revenue Bonds, Refunding, (Children's Hospital) Ser. A	5.00	8/15/2047	1,000,000		1,098,430
California Health Facilities Financing Authority, Revenue Bonds, Refunding, (Sutter Health) Ser. A	4.00	11/15/2048	5,000,000		5,087,950
California Infrastructure and Economic Development Bank, Revenue Bonds (The J. David Gladstone Institutes Project) Ser. A	5.25	10/1/2034	900,000		971,883
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2039	3,265,000		3,618,436
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2040	5,000,000		5,519,150
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2034	2,250,000		2,554,762
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2048	6,000,000		6,561,360
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2043	5,000,000		5,486,100
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2037	2,605,000		2,910,749
California Municipal Finance Authority, Revenue Bonds	5.00	7/1/2049	1,800,000	[b]	1,870,596
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2043	2,000,000		2,196,140
California Municipal Finance Authority, Revenue Bonds	5.00	7/1/2038	1,100,000	[b]	1,163,118
California Municipal Finance Authority, Revenue Bonds	5.00	6/1/2043	5,750,000		6,580,760
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2052	7,500,000		8,144,400
California Municipal Finance Authority, Revenue Bonds (Emerson College Issue)	6.00	1/1/2022	6,000,000	[c]	6,751,020

65

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
California - 17.9% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions LLC Project) Ser. A	5.00	12/31/2047	2,250,000		2,484,225
California Municipal Finance Authority, Revenue Bonds (NorthBay Healthcare Group) Ser. A	5.25	11/1/2047	700,000		747,740
California Municipal Finance Authority, Revenue Bonds (NorthBay Healthcare Group) Ser. A	5.25	11/1/2041	1,200,000		1,285,800
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		336,711
California Municipal Finance Authority, Revenue Bonds, Refunding, (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000		1,095,060
California Municipal Finance Authority, Student Housing Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		647,592
California Municipal Finance Authority, Student Housing Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		2,906,640
California Pollution Control Financing Authority, Revenue Bonds	7.50	12/1/2040	7,500,000	[b]	7,211,850
California School Finance Authority, Charter School Revenue Bonds (Summit Public Schools)	5.00	6/1/2047	1,500,000	[b]	1,611,975
California School Finance Authority, Revenue Bonds, Ser. A	5.00	8/1/2038	1,000,000	[b]	1,106,650
California School Finance Authority, Revenue Bonds, Ser. A	5.00	8/1/2048	1,750,000	[b]	1,908,970
California State Public Works Board, LR (Judicial Council of California) (Various Judicial Council Projects) Ser. D	5.00	12/1/2031	2,000,000		2,163,100
California State University Trustees, Systemwide Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		514,975
California Statewide Communities Development Authority, Mortgage Revenue Bonds (Methodist Hospital of Southern California Project) (Collateralized; FHA)	6.75	2/1/2038	2,230,000		2,277,811
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2041	2,500,000	[b]	2,642,450
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2033	1,000,000	[b]	1,102,960
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2036	2,500,000	[b]	2,676,550
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.25	12/1/2043	2,150,000	[b]	2,329,654
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.25	12/1/2038	1,500,000	[b]	1,645,740
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.50	12/1/2058	2,250,000	[b]	2,460,915
California Statewide Communities Development Authority, Revenue Bonds (Sutter Health) Ser. A	6.00	8/15/2020	6,000,000	[c]	6,387,720
California Statewide Communities Development Authority, Revenue Bonds, Refunding, (University of California, Irvine East Campus Apartments)	5.00	5/15/2040	2,000,000		2,186,060
California Statewide Communities Development Authority, Student Housing Revenue Bonds (University of California, Irvine East Campus Apartments, Phase 1 Refunding- CHF - Irvine, L.L.C.)	5.38	5/15/2038	1,900,000		2,014,874

66

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
California - 17.9% (continued)
Capistrano Unified School District Community Facilities District Number 90-2, Special Tax Bonds, Refunding (Improvement Area Number 2002-1) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,472,600
Foothill Eastern Transportation Corridor Agency, Toll Road Revenue Bonds, Refunding, Ser. B-1	3.95	1/15/2053	5,000,000		5,008,250
Galt Redevelopment Agency, Tax Allocation Revenue Bonds (Galt Redevelopment Project)	7.38	9/1/2033	2,000,000		2,251,180
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2047	5,000,000		4,826,600
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2028	3,000,000		3,439,830
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-2	5.00	6/1/2047	5,000,000		4,826,600
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Refunding, Ser. A-1	5.00	6/1/2029	3,000,000		3,411,630
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[d]	2,727,776
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[d]	1,518,837
Irvine, Limited Obligation Improvement Bonds	4.00	9/2/2029	1,000,000		1,046,700
Long Beach, Marina Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2045	2,000,000		2,161,100
Long Beach, Marina Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2040	2,500,000		2,721,700
Los Angeles County Public Works Financing Authority, LR (Multiple Capital Projects) Ser. A	5.00	12/1/2039	1,000,000		1,139,700
Los Angeles County Public Works Financing Authority, LR (Multiple Capital Projects) Ser. A	5.00	12/1/2034	1,000,000		1,151,290
Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[b]	1,059,270
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[d]	1,606,800
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	5,000,000		5,317,150
Northern California Gas Authority Number 1, Gas Project Revenue Bonds, Ser. B, 3 Month LIBOR +.72%	2.59	7/1/2027	660,000	[e]	646,589
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2049	3,500,000		3,815,770
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,942,517
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,068,540
Riverside County Transportation Commission, Sales Tax Revenue Bonds, Ser. A	5.25	6/1/2023	3,500,000	[c]	4,042,010
Riverside County Transportation Commission, Sales Tax Revenue Bonds, Ser. A	5.25	6/1/2023	2,000,000	[c]	2,309,720
Riverside County Transportation Commission, Sales Tax Revenue Bonds, Ser. A	5.25	6/1/2023	2,000,000	[c]	2,309,720
Riverside County Transportation Commission, Senior Lien Toll Revenue Bonds, Ser. A	5.75	6/1/2048	5,000,000		5,443,700
Riverside County Transportation Commission, Senior Lien Toll Revenue Bonds, Ser. A	5.75	6/1/2044	2,000,000		2,180,780
Sacramento Transient Occupancy, Tax Revenue Bonds, Ser. C	5.00	6/1/2048	5,000,000		5,674,050
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2042	1,000,000		1,115,940

67

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
California - 17.9% (continued)
San Diego Unified School District, GO (Dedicated Unlimited Ad Valorem Property Tax Bonds) Ser. F	4.00	7/1/2035	2,205,000		2,340,982
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	4,000,000	[d]	3,487,960
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Ser. A	5.00	5/1/2044	6,500,000		7,381,790
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue Bonds (Mission Bay South Public Improvements)	0.00	8/1/2043	7,835,000	[d]	2,069,302
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue Bonds (Mission Bay South Public Improvements)	0.00	8/1/2038	2,000,000	[d]	713,480
San Francisco City and County Redevelopment Financing Authority, Tax Allocation Revenue Bonds (San Francisco Redevelopment Projects) Ser. B	6.63	2/1/2021	1,250,000	[c]	1,372,300
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,372,950
San Jose Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		9,406,865
Sierra Joint Community College District School Facilities Improvement District #2, GO (Capital Appreciation-Western Nevada) (Insured; National Public Finance Guarantee Corporation) Ser. B	0.00	8/1/2031	5,330,000	[d]	3,621,362
Sierra Joint Community College District School Facilities Improvement District #2, GO (Capital Appreciation-Western Nevada) (Insured; National Public Finance Guarantee Corporation) Ser. B	0.00	8/1/2030	3,020,000	[d]	2,163,286
South Bayside Waste Management Authority, Solid Waste Enterprise Revenue Bonds (Shoreway Environmental Center)	6.00	9/1/2036	1,000,000		1,020,610
Tender Option Bond Trust Receipts (Series 2016-XM0427) Non-recourse, (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport))	5.25	5/15/2026	10,000,000	[b,f]	10,453,425
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		8,000,511
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2022	7,280,000	[c]	8,089,245
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	4,000,000		4,592,960
				327,453,454
Colorado - 1.0%
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	5,000,000		5,720,150
Colorado Health Facilities Authority, Hospital Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project)	5.00	6/1/2047	2,500,000		2,680,550
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	500,000		501,795
Denver City and County Airport System, Airport Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,256,875
Denver City and County Airport System, Airport Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,017,020
Denver Urban Renewal Authority, Tax Increment Revenue Bonds, Ser. A	5.25	12/1/2039	2,000,000	[b]	2,004,880

68

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Colorado - 1.0% (continued)
Denver Urban Renewal Authority, Tax Increment Revenue Bonds, Ser. A	5.25	12/1/2039	2,500,000	[b]	2,521,950
				18,703,220
Delaware - .9%
Delaware Health Facilities Authority, Revenue Bonds, Refunding (Bayhealth Medical Center Project) Ser. A	4.00	7/1/2043	2,000,000		2,039,120
Kent Student Housing & Dining Facility, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2048	1,000,000		1,057,950
Kent Student Housing & Dining Facility, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2040	750,000		799,035
Tender Option Bond Trust Receipts (Series 2016-XM0431) Non-recourse, University of Delaware, Revenue Bonds)	5.00	11/1/2043	12,230,000	[b,f]	13,422,574
				17,318,679
District of Columbia - 1.7%
District of Columbia, Revenue Bonds (Friendship Public Charter School, Inc.)	5.00	6/1/2032	3,500,000		3,681,930
District of Columbia, Revenue Bonds (Knowledge is Power Program, District of Columbia)	6.00	7/1/2023	1,450,000	[c]	1,707,564
District of Columbia, Revenue Bonds (Knowledge is Power Program, District of Columbia)	6.00	7/1/2023	1,700,000	[c]	2,001,971
District of Columbia, Revenue Bonds (Knowledge is Power Program, District of Columbia)	6.00	7/1/2023	1,100,000	[c]	1,295,393
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,339,200
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,294,960
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Bonds (Dulles Metrorail and Capital Improvement Projects) (Insured; Assured Guaranty Corp.)	0.00	10/1/2036	6,275,000	[d]	3,182,303
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. D-2	1.68	10/1/2039	9,630,000	[a]	9,630,000
				31,133,321
Florida - 2.8%
Capital Trust Agency Inc, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A-1	5.00	7/1/2048	750,000		789,570
Capital Trust Agency Inc, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000		250,538
Collier County Health Facilities Authority, Residential Care Facility Revenue Bonds, Refunding, (The Moorings Inc.) Ser. A	5.00	5/1/2045	2,500,000		2,656,925
Davie Educational Facilities, Revenue Bonds, Refunding (Nova Southeastern Univerity Project)	5.00	4/1/2048	3,000,000		3,278,040
Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding, (The University of Tampa Project) Ser. A	5.25	4/1/2042	1,100,000		1,194,611
Jacksonville, Better Jacksonville Sales Tax Revenue Bonds, Refunding	5.00	10/1/2030	750,000		816,038
Miami Beach Redevelopment Agency, Tax Increment Revenue Bonds, Refunding, (City Center/Historic Convention Village) (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,460,661

69

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Florida - 2.8% (continued)
Miami-Dade County, Aviation Revenue Bonds (Miami International Airport) Ser. A	5.50	10/1/2041	1,200,000	1,272,096
Miami-Dade County, Seaport Revenue Bonds, Ser. A	5.50	10/1/2042	14,145,000	15,789,215
Miami-Dade County Expressway Authority, Toll System Revenue Bonds, Ser. A	5.00	7/1/2040	1,050,000	1,088,231
Miami-Dade County Health Facilities Authority, Hospital Revenue Bonds, Refunding, (Nicklaus Childrens Hospital)	5.00	8/1/2042	4,000,000	4,442,400
Orange County Health Facilities Authority, HR (Orlando Health, Inc.) Ser. B	5.00	10/1/2042	5,000,000	5,301,450
Orange County Health Facilities Authority, Revenue Bonds	5.00	10/1/2047	3,000,000	3,350,190
Pinellas County Health Facilities Authority, Health System Revenue Bonds (BayCare Health System Issue) (LOC; U.S. Bank NA)	1.71	11/1/2038	2,600,000	[a] 2,600,000
				51,289,965
Georgia - 1.0%
Atlanta Development Authority, Senior Lien Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A-1	5.25	7/1/2044	1,500,000	1,691,115
Atlanta Development Authority Senior Health Care Facilities, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A-1	6.75	1/1/2035	2,500,000	2,404,500
Atlanta Development Authority Senior Health Care Facilities, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A-1	7.00	1/1/2040	2,500,000	2,440,725
Fulton County Development Authority, Revenue Bonds, Refunding	5.00	3/15/2044	6,000,000	6,741,540
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2049	3,500,000	3,963,120
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,628,205
				18,869,205
Hawaii - 2.1%
Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/2039	6,000,000	6,099,060
Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Refunding, (The Queen's Health Systems) Ser. A	5.00	7/1/2035	7,000,000	7,811,720
Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, Refunding, (Kahala Nui)	5.13	11/15/2032	1,000,000	1,093,170
Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, Refunding, (Kahala Nui)	5.25	11/15/2037	1,000,000	1,089,020
Tender Option Bond Trust Receipts (Series 2016-XM0429) Non-recourse, (Hawaii, GO)	10.32	12/1/2024	20,000,000	[b,f] 21,766,149
				37,859,119
Idaho - .3%
Idaho Health Facilities Authority, Hospital Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2047	1,500,000	1,672,950
Idaho Health Facilities Authority, Revenue Bonds, Refunding, (Trinity Health Credit Group) Ser. D	5.00	12/1/2032	3,900,000	4,210,791
				5,883,741

70

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Illinois - 10.2%
Board of Education of Chicago Unlimited Tax, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[b]	9,051,375
Board of Education of Chicago Unlimited Tax, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[b]	11,893,000
Board of Education of Chicago Unlimited Tax, GO, Ser. A	7.00	12/1/2046	5,000,000	[b]	5,922,550
Chicago, Customer Facility Charge Senior Lien Revenue Bonds (Chicago O'Hare International Airport) (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,412,160
Chicago, General Airport Senior Lien Revenue Bonds, Refunding, (Chicago O'Hare International Airport)	5.00	1/1/2031	15,000,000		16,789,800
Chicago, General Airport Senior Lien Revenue Bonds, Refunding, (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2041	6,800,000		7,464,224
Chicago, GO (Project and Refunding) Ser. A	5.00	1/1/2035	5,000,000		5,192,700
Chicago, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,295,400
Chicago, GO, Refunding, Ser. 2005D	5.50	1/1/2042	1,250,000		1,320,550
Chicago, GO, Refunding, Ser. 2005D	5.50	1/1/2042	1,750,000		1,848,770
Chicago, GO, Refunding, Ser. B	7.75	1/1/2042	6,208,000		7,839,214
Chicago, GO, Refunding, Ser. B	7.75	1/1/2042	1,272,000		1,357,771
Chicago Board of Education, Dedicated Capital Improvement Tax Bonds	6.00	4/1/2046	1,500,000		1,718,595
Chicago Board of Education, GO (Dedicated Revenue Bonds) Ser. B	6.50	12/1/2046	4,500,000		5,076,180
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,336,245
Chicago Board of Education, GO, Ser. H	5.00	12/1/2046	2,500,000		2,531,600
Chicago Board of Education, Unlimited Tax GO, Refunding (Dedicated Revenue Bonds) Ser. A	7.00	12/1/2044	2,500,000		2,873,850
Chicago Board of Education Dedicated Capital Improvement, Special Tax Revenue Bonds	5.00	4/1/2046	1,600,000		1,708,304
Chicago Board of Education Dedicated Capital Improvement, Special Tax Revenue Bonds	5.00	4/1/2042	1,700,000		1,819,901
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,488,200
Chicago O'Hare International Airport, Revenue Bonds, (General Airport Third Lien)	5.75	1/1/2039	415,000		439,497
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,404,160
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000		3,569,389
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000		3,672,727
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000		4,176,978
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	7,000,000		7,749,280
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000		11,568,205

71

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Illinois - 10.2% (continued)
Illinois, GO	5.50	7/1/2033	2,500,000		2,641,375
Illinois, GO	5.50	7/1/2038	10,000,000		10,451,200
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		16,226,850
Illinois Finance Authority, Revenue Bonds (Franciscan Communities, Inc.) Ser. A	5.25	5/15/2047	4,250,000		4,370,402
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago) Ser. A	5.50	7/1/2028	1,560,000		1,743,409
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	5,000,000		5,483,900
Illinois Finance Authority, Revenue Bonds (University of Chicago Medical Center Group) Ser. D-1	1.68	8/1/2043	5,000,000	[a]	5,000,000
Illinois Finance Authority, Revenue Bonds, Refunding, (Franciscan Community Inc.) Ser. A	5.00	5/15/2037	3,000,000		3,105,450
Illinois Finance Authority, Revenue Bonds, Refunding, (Lutheran Home and Services Obligated Group)	5.63	5/15/2042	3,000,000		3,056,310
				187,599,521
Indiana - .4%
Allen County, EDR (Storypoint Fort Wayne Project)	6.75	1/15/2043	750,000	[b]	788,138
Allen County, EDR (Storypoint Fort Wayne Project)	6.88	1/15/2052	1,250,000	[b]	1,316,050
Indiana Finance Authority, Lease Appropriation Revenue Bonds, Refunding, (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000		5,860,350
				7,964,538
Iowa - .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Heatlth System) (LOC; JPMorgan Chase Bank NA)	1.68	2/15/2041	12,100,000	[a]	12,100,000
Kansas - .6%
Wichita, GO	4.00	10/15/2019	10,000,000		10,142,900
Kentucky - .4%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2047	3,500,000		3,775,835
Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2049	3,000,000		3,251,040
				7,026,875
Louisiana - 1.0%
Jefferson Parish Economic Development & Port District, Revenue Bonds	5.50	6/15/2038	3,200,000	[b]	3,236,800
Jefferson Parish Economic Development & Port District, Revenue Bonds	5.63	6/15/2048	4,350,000	[b]	4,404,505
Jefferson Parish Hospital Service District Number 2, HR, Refunding (East Jefferson General Hospital)	6.25	7/1/2031	5,000,000		4,750,000
Louisiana Public Facilities Authority, Hospital Revenue Bonds (Louisiana Children's Medical Center Project) Ser. A1	4.00	6/1/2045	5,000,000		5,067,000
Louisiana Public Facilities Authority, Revenue Bonds, Refunding, (CHRISTUS Health Obligated Group) Ser. A	6.00	7/1/2029	1,000,000		1,013,680

72

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Louisiana - 1.0% (continued)
New Orleans, Water Revenue Bonds, Refunding	5.00	12/1/2034	500,000		546,250
				19,018,235
Maine - .9%
Maine Finance Authority, Solid Waste Disposal Revenue Bonds (Coastal Resources of Maine LLL Project-Green Bond)	5.38	12/15/2033	4,500,000	[b]	4,608,180
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Medical Center)	6.00	7/1/2026	825,000		880,044
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Medical Center)	7.00	7/1/2041	4,240,000		4,592,047
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000		5,762,400
				15,842,671
Maryland - 1.4%
Maryland, GO (State and Local Facilities Loan) Ser. B	4.00	3/15/2020	20,000,000	[c]	20,496,800
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Anne Arundel Health System) Ser. A	6.75	7/1/2019	2,000,000	[c]	2,032,780
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (University of Maryland Medical System)	5.13	7/1/2019	250,000	[c]	252,838
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding (Lifebridge Health)	4.00	7/1/2042	2,000,000		2,041,240
				24,823,658
Massachusetts - 4.3%
Massachusetts Development Finance Agency, HR, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2041	4,370,000		4,757,444
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		6,180,460
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute)	5.00	12/1/2041	3,000,000		3,345,300
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		6,064,630
Massachusetts Development Finance Agency, Revenue Bonds (Green Bond-Boston Medical Center)	4.00	7/1/2047	2,100,000		2,056,488
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000	[b]	1,534,995
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,179,001
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,098,600
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	3,000,000	[b]	3,120,810
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	2,000,000	[b]	2,070,420
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2037	1,000,000	[b]	1,059,290
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2035	470,000		535,250
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	445,000		504,287
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2038	340,000		381,619
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2037	605,000		682,313
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	6.75	1/1/2036	470,000		512,103
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	6.88	1/1/2041	400,000		436,724

73

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Massachusetts - 4.3% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2032	1,240,000		1,361,222
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,640,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (SABIS International Charter School)	5.00	4/15/2040	1,500,000		1,567,995
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, (Simmons College Issue) Ser. K-1	5.00	10/1/2036	2,115,000		2,328,425
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,514,975
Massachusetts Health and Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts Issue) (Liquidity Facility; Wells Fargo Bank)	1.72	12/1/2037	3,100,000	[a]	3,100,000
Massachusetts Water Pollution Abatement Trust, Water Pollution Abatement Revenue Bonds, Refunding, (MWRA Program)	5.75	8/1/2029	50,000		50,159
Tender Option Bond Trust Receipts (Series 2016-XM0428) Non-recourse, (Massachusetts, GO (Consolidated Loan))	5.00	4/1/2023	15,000,000	[b,f]	16,019,925
Tender Option Bond Trust Receipts (Series 2016-XM0430) Non-recourse, (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds)	5.00	8/15/2030	10,000,000	[b,f]	10,970,485
				79,073,570
Michigan - 3.1%
Detroit, GO	5.00	4/1/2034	1,000,000		1,057,880
Detroit, GO	5.00	4/1/2033	1,150,000		1,221,093
Detroit, GO	5.00	4/1/2035	1,660,000		1,749,076
Detroit, GO	5.00	4/1/2038	1,235,000		1,286,055
Detroit, GO	5.00	4/1/2036	1,200,000		1,258,956
Detroit, GO	5.00	4/1/2029	1,000,000		1,085,930
Detroit, GO	5.00	4/1/2028	900,000		982,233
Detroit, GO	5.00	4/1/2030	700,000		756,994
Detroit, GO	5.00	4/1/2032	850,000		905,199
Detroit, GO	5.00	4/1/2031	1,000,000		1,071,800
Detroit, GO, Ser. B-1	4.00	4/1/2044	3,000,000	[e]	2,606,970
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Catalyst Development Project) Ser. A	5.00	7/1/2043	12,000,000		12,889,080
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	1.72	7/1/2041	1,335,000	[a]	1,335,000
Michigan Building Authority, Revenue Bonds, Refunding, (Facilities Program), Ser. I-A	5.38	10/15/2041	3,000,000	[c]	3,247,020
Michigan Finance Authority, HR, Refunding (Beaumont Health Credit Group)	5.00	8/1/2032	2,000,000		2,224,220
Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)	5.00	12/1/2038	6,475,000		6,938,675

74

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Michigan - 3.1% (continued)
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	10,000,000		10,973,400
Wayne County Building Authority, Revenue Bonds (Build America Bonds)	10.00	12/1/2040	5,000,000		5,515,300
				57,104,881
Minnesota - 2.3%
Minneapolis, Revenue Bonds, Refunding	1.72	11/15/2048	8,200,000	[a]	8,200,000
Tender Option Bond Trust Receipts (Series 2016-XM0425) Non-recourse, (Minnesota, GO (Various Purpose))	5.00	8/1/2023	17,125,000	[b,f]	17,909,554
Tender Option Bond Trust Receipts (Series 2016-XM0426) Non-recourse, (Minnesota, GO (Various Purpose))	5.00	8/1/2020	10,000,000	[b,f]	10,474,600
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project)	5.00	1/1/2049	5,390,000		6,189,229
				42,773,383
Mississippi - 1.1%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project) Ser. B	1.69	12/1/2030	7,800,000	[a]	7,800,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project) Ser. C	1.69	12/1/2030	8,500,000	[a]	8,500,000
Mississippi Development Bank, Special Obligation Revenue Bonds (Jackson, Water and Sewer System Revenue Bonds Bond Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,927,656
Warren County, Gulf Opportunity Zone Revenue Bonds (International Paper Company Projects) Ser. A	5.80	5/1/2034	1,500,000		1,558,050
				19,785,706
Nebraska - .6%
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		11,471,700
Nevada - .5%
Director of Nevada Department of Business & Industry Environment, Revenue Bonds (Fulcrum Sierra Biofuels LLC Project)	6.25	12/15/2037	5,000,000	[b]	5,329,550
Director of Nevada Department of Business & Industry Environment, Revenue Bonds (Fulcrum Sierra Biofuels LLC Project-Green Bond)	5.13	12/15/2037	1,500,000	[b]	1,443,015
Reno, Sales Tax Revenue Bonds, Refunding, Ser. C	0.00	7/1/2058	15,000,000	[b,d]	1,741,050
				8,513,615
New Jersey - 4.9%
New Jersey, COP (Equipment Lease Purchase Agreement) Ser. A	5.25	6/15/2019	1,000,000	[c]	1,010,310
New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000		2,680,050
New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Refunding, Ser. 2017 A	5.00	7/1/2033	2,500,000		2,708,625
New Jersey Economic Development Authority, Private Activity Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,824,538
New Jersey Economic Development Authority, Private Activity Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		5,987,025

75

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New Jersey - 4.9% (continued)
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds, Refunding, (Insured; Assured Guaranty Municipal Corp.)	5.00	6/15/2029	13,000,000		14,461,590
New Jersey Economic Development Authority, School Revenue Bonds (University Heights Charter School Project) Ser. A	4.70	9/1/2028	325,000	[b]	328,972
New Jersey Economic Development Authority, School Revenue Bonds (University Heights Charter School Project) Ser. A	5.38	9/1/2033	265,000	[b]	274,869
New Jersey Economic Development Authority, School Revenue Bonds (University Heights Charter School Project) Ser. A	5.63	9/1/2038	340,000	[b]	351,747
New Jersey Economic Development Authority, School Revenue Bonds (University Heights Charter School Project) Ser. A	5.75	9/1/2050	1,250,000	[b]	1,295,288
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, (Saint Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000		1,593,855
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		7,917,490
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,168,660
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,403,550
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	10,000,000		10,139,700
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes	5.00	6/15/2030	1,500,000		1,675,680
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000		16,875,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,351,360
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,219,620
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,341,650
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,597,830
				90,207,409
New York - 10.2%
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project)	5.00	6/1/2047	1,000,000	[b]	1,027,800
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project)	5.00	6/1/2052	1,000,000	[b]	1,020,630
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project)	5.00	6/1/2032	500,000	[b]	526,525
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project)	5.00	6/1/2037	700,000	[b]	727,251
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding	5.75	2/15/2047	1,930,000		2,069,693
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,429,450
New York City, GO (Liquidity Facility; Bank of America) Ser. F-3	1.73	3/1/2042	6,400,000	[a]	6,400,000

76

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 10.2% (continued)
New York City, GO (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Ser. J-6	1.73	8/1/2024	3,000,000	[a]	3,000,000
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. G-6	1.76	4/1/2042	4,800,000	[a]	4,800,000
New York City, GO, Ser. A-2	1.78	10/1/2038	7,200,000	[a]	7,200,000
New York City, GO, Ser. B-1	5.00	12/1/2041	14,000,000		15,825,740
New York City, GO, Ser. B-1	5.00	12/1/2035	2,000,000		2,304,420
New York City Industrial Development Agency, PILOT Revenue Bonds (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.)	6.50	1/1/2046	325,000		326,128
New York City Industrial Development Agency, PILOT Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,300,000		1,306,019
New York City Industrial Development Agency, PILOT Revenue Bonds (Yankee Stadium Project) (Insured; FGIC)	2.70	3/1/2020	6,100,000	[g]	6,128,670
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; JPMorgan Chase Bank)	1.72	6/15/2043	1,300,000	[a]	1,300,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	1.75	6/15/2039	2,000,000	[a]	2,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; TD Bank)	1.68	6/15/2049	10,000,000	[a]	10,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. C-4	1.71	8/1/2031	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Ser. A-1	4.00	8/1/2041	5,000,000		5,226,500
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Ser. A-1	5.00	8/1/2042	10,000,000		11,468,200
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Liquidity Facility; JPMorgan Chase Bank) Ser. C	1.72	11/1/2036	1,575,000	[a]	1,575,000
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,322,675
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		11,915,300
New York City Transitional Finance Authority, Revenue Bonds (SPA; JPMorgan Chase Bank NA)	1.72	8/1/2045	6,100,000	[a]	6,100,000
New York City Transitional Finance Authority Building Aid, Building Aid Revenue Bonds, Ser. S-3	5.25	7/15/2035	10,000,000		11,999,200
New York City Transitional Finance Authority Building Aid, Revenue Bonds, Refunding, Ser. S-2A	4.00	7/15/2037	2,500,000		2,646,950
New York City Transitional Finance Authority Building Aid, Revenue Bonds, Refunding, Ser. S-2A	5.00	7/15/2033	3,250,000		3,858,205
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds, Refunding	5.00	6/1/2051	4,585,000		4,651,391
New York Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan Kettering Cancer Center)	4.00	7/1/2047	1,000,000		1,034,010
New York Liberty Development Corporation, Liberty Revenue Bonds, Refunding, (4 World Trade Center Project)	5.75	11/15/2051	5,000,000		5,464,900

77

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 10.2% (continued)
New York Liberty Development Corporation, Liberty Revenue Bonds, Refunding, (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,133,200
New York Liberty Development Corporation, Revenue Bonds, Refunding, (3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[b]	5,213,350
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) Ser. B	4.95	8/1/2048	10,500,000		10,617,705
New York State Dormitory Authority, Revenue Bonds (Pace University) Ser. A	5.00	5/1/2038	500,000		527,775
New York State Dormitory Authority, Revenue Bonds (Trustees of Columbia University) Ser. A	5.00	10/1/2048	2,000,000		2,648,480
New York State Housing Finance Agency, Housing Revenue Bonds (160 Madison Avenue) (LOC; PNC Bank NA)	1.72	11/1/2046	2,800,000	[a]	2,800,000
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2036	2,500,000		2,801,900
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2034	4,000,000		4,523,200
Port Authority of New York and New Jersey, Special Project Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2042	5,000,000		5,284,700
Triborough Bridge and Tunnel Authority, General Revenue Bonds, Refunding, (MTA Bridges and Tunnels) Ser. B	0.00	11/15/2028	4,715,000	[d]	3,598,111
Triborough Bridge and Tunnel Authority, General Revenue Bonds, Refunding, (MTA Bridges and Tunnels) Ser. B	0.00	11/15/2027	2,000,000	[d]	1,586,900
Triborough Bridge and Tunnel Authority, Subordinate Revenue Bonds, Refunding, (MTA Bridges and Tunnels) Ser. A	0.00	11/15/2032	3,000,000	[d]	1,887,510
Triborough Bridge and Tunnel Authority, Subordinate Revenue Bonds, Refunding, (MTA Bridges and Tunnels) Ser. A	0.00	11/15/2031	5,000,000	[d]	3,312,450
				187,589,938
North Carolina - .3%
North Carolina Turnpike Authority, Revenue Bonds, Refunding	5.00	1/1/2038	5,000,000		5,713,100
North Dakota - .3%
Grand Forks, Revenue Bonds, Refunding, (Green Bonds) (Red River Biorefinery LLC Project)	5.38	9/15/2038	5,000,000	[b]	4,713,400
Ohio - 1.0%
Butler County, Port Authority Project Revenue Bonds (Storypoint Fairfield Project)	6.38	1/15/2043	1,500,000	[b]	1,541,340
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	1,170,000		1,286,965
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,648,185
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,749,392
Montgomery County, Revenue Bonds (Catholic Health Initiatives)	6.25	10/1/2033	1,115,000		1,119,237

78

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Ohio - 1.0% (continued)
Ohio, Private Activity Revenue Bonds (Portsmouth Gateway Group, LLC - Borrower) (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,204,800
Ohio, Private Activity Revenue Bonds (Portsmouth Gateway Group, LLC - Borrower) (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,345,360
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper LLC Project)	4.25	1/15/2038	2,500,000	[b]	2,553,650
Ohio Turnpike and Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Infrastructure Projects)	0/5.70	2/15/2034	3,000,000	[h]	3,059,490
				18,508,419
Oregon - 1.9%
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2026	4,300,000	[h]	4,876,974
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2025	2,610,000	[h]	2,909,967
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2038	1,750,000	[h]	1,904,210
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2027	1,275,000	[h]	1,458,970
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2022	1,745,000	[h]	1,812,828
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2021	1,800,000	[h]	1,823,454
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2024	2,310,000	[h]	2,520,164
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2023	1,785,000	[h]	1,900,686
Oregon State Business Development Commission, Economic Development Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-A	6.50	4/1/2031	2,000,000	[b]	1,976,860
Oregon State Business Development Commission, Economic Development Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-D	6.50	4/1/2031	3,000,000	[b]	2,965,290
Oregon State Business Development Commission, Economic Development Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-F	11.50	4/1/2031	1,000,000		1,062,160
Tri-County Metropolitan Transportation District, Revenue Bonds, Ser. A	4.00	9/1/2048	10,000,000		10,380,800
				35,592,363
Pennsylvania - 1.8%
Berks County Industrial Development Authority, Health Systems Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	3,000,000		3,272,940
Berks County Industrial Development Authority, Revenue Bonds, Refunding, (Tower Health Project)	4.00	11/1/2038	5,000,000		5,084,700
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2035	3,500,000		3,952,725
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2034	4,000,000		4,543,080

79

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Pennsylvania - 1.8% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Project) Ser. A	6.50	12/1/2038	3,000,000	[b]	2,937,630
Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds (Aqua Pennsylvania, Inc. Project) Ser. B	5.00	12/1/2043	4,425,000		4,627,621
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of Pennsylvania Health System) Ser. A	5.75	8/15/2021	2,550,000	[c]	2,799,721
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of Pennsylvania Health System) Ser. E	4.00	8/15/2042	4,000,000		4,068,040
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, (The Foundation for Indiana University of Pennsylvania Student Housing Project at Indiana University of Pennsylvania)	5.00	7/1/2022	1,000,000	[c]	1,103,490
				32,389,947
Rhode Island - .4%
Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Refunding, (Providence College)	5.00	11/1/2045	7,000,000		7,962,780
South Carolina - .5%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,225,300
Spartanburg South Carolina Waterworks, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2039	5,740,000		6,547,790
				8,773,090
Tennessee - .1%
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation, Refunding (Senior Tax Increment-Graceland Project)	4.75	7/1/2027	650,000		679,978
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation, Refunding (Senior Tax Increment-Graceland Project)	5.50	7/1/2037	1,100,000		1,165,417
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation, Refunding (Senior Tax Increment-Graceland Project)	5.63	1/1/2046	750,000		787,793
				2,633,188
Texas - 11.8%
Arlington Higher Education Finance Corporation, Education Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		1,818,167
Arlington Higher Education Finance Corporation, Education Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		868,362
Arlington Higher Education Finance Corporation, Education Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		978,070
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,166,528
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,410,745
Austin, Airport System Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		14,618,304
Bexar County Health Facilities Development Corporation, Revenue Bonds, Refunding, (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,807,453
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Refunding	5.00	1/1/2046	2,000,000		2,180,000
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Ser. A	5.00	1/1/2040	7,300,000		8,002,625

80

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Texas - 11.8% (continued)
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,908,080
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		3,066,528
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,691,535
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	5.50	8/15/2021	1,250,000	[c]	1,360,225
Clifton Higher Education Finance Corporation, Education Revenue Bonds (IDEA Public Schools)	5.75	8/15/2021	1,000,000	[c]	1,094,140
Clifton Higher Education Finance Corporation, Education Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000		4,050,641
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	18,000,000		18,573,480
Dallas/Fort Worth International Airport, Joint Improvement Revenue Bonds (Dallas/Fort Worth International Airport) Ser. H	5.00	11/1/2032	7,500,000		7,953,300
Grand Parkway Transportation Corporation, Grand Parkway System First Tier Toll Revenue Bonds, Ser. A	5.50	4/1/2053	4,500,000		4,967,370
Grand Parkway Transportation Corporation, Grand Parkway System Subordinate Tier Toll Revenue Bonds (Toll Equity Loan Agreement Supported) Ser. B	0/5.20	10/1/2031	2,000,000	[h]	1,985,140
Grand Parkway Transportation Corporation, Grand Parkway System Subordinate Tier Toll Revenue Bonds (Toll Equity Loan Agreement Supported) Ser. B	0/5.40	10/1/2033	2,500,000	[h]	2,474,425
Grand Parkway Transportation Corporation, Grand Parkway System Subordinate Tier Toll Revenue Bonds (Toll Equity Loan Agreement Supported) Ser. B	0/5.45	10/1/2034	2,235,000	[h]	2,205,409
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. A	5.00	10/1/2043	13,090,000		14,879,403
Houston, Airport System Subordinate Lien Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	500,000		536,995
Houston Higher Education Finance Corporation, Education Revenue Bonds, Refunding, (Cosmos Foundation, Inc.)	6.50	5/15/2021	1,270,000	[c]	1,396,251
Houston Higher Education Finance Corporation, Education Revenue Bonds, Refunding, (Cosmos Foundation, Inc.)	6.50	5/15/2021	1,530,000	[c]	1,682,097
Houston Higher Education Finance Corporation, Higher Education Revenue Bonds (Cosmos Foundation, Inc.) (Escrowed to Maturity) Ser. A	5.88	5/15/2021	380,000		397,123
Houston Higher Education Finance Corporation, Higher Education Revenue Bonds (Cosmos Foundation, Inc.) Ser. A	6.88	5/15/2041	4,400,000		4,872,736
Mission Economic Development Corp, Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[b]	3,330,242
Newark Higher Education Finance Corporation, Education Revenue Bonds (A+ Charter Schools, Inc.) Ser. A	5.50	8/15/2035	750,000	[b]	786,420
Newark Higher Education Finance Corporation, Education Revenue Bonds (A+ Charter Schools, Inc.) Ser. A	5.75	8/15/2045	1,000,000	[b]	1,050,420
North Texas Education Finance Corporation, Education Revenue Bonds (Uplift Education) Ser. A	4.88	12/1/2032	1,630,000		1,681,378
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,214,008
North Texas Tollway Authority, Special Projects System Revenue Bonds, Ser. A	5.50	9/1/2021	20,000,000	[c]	21,846,400
Pottsboro Higher Education Finance Corporation, Education Revenue Bonds (Imagine International Academy of North Texas, LLC) Ser. A	5.00	8/15/2046	1,000,000		976,620

81

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Texas - 11.8% (continued)
San Antonio Independent School District, GO, Refunding, Ser. B	5.00	8/1/2044	7,140,000		7,987,804
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Ser. A	5.00	2/1/2026	6,000,000		7,181,220
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/2045	1,000,000		1,066,540
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Project)	7.00	6/30/2040	11,175,000		11,871,314
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (North Tarrant Express Mobility Partners Segments 3 LLC Segments 3A and 3B Facility)	6.75	6/30/2043	5,000,000		5,710,150
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (North Tarrant Express Mobility Partners Segments 3 LLC Segments 3A and 3B Facility)	7.00	12/31/2038	10,000,000		11,569,000
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	7.50	12/31/2031	2,500,000		2,614,375
Texas Transportation Commission, Central Texas Turnpike System First Tier, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	6,000,000		6,355,800
Texas Transportation Commission, Central Texas Turnpike System First Tier, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	15,950,000		17,777,870
Texas Transportation Commission, First Tier Toll Revenue Bonds	5.00	8/1/2057	2,000,000		2,175,860
				216,140,553
U.S. Related - 2.7%
A.B. Won International Airport Authority of Guam, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	2,000,000		2,303,400
A.B. Won International Airport Authority of Guam, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	2,000,000		2,284,720
A.B. Won International Airport Authority of Guam, General Revenue Bonds, Ser. C	6.25	10/1/2034	1,000,000		1,139,680
A.B. Won International Airport Authority of Guam, General Revenue Bonds, Ser. C	6.38	10/1/2043	1,000,000		1,139,650
Guam, Hotel Occupancy Tax Revenue Bonds, Ser. A	6.00	11/1/2026	2,500,000		2,678,575
Guam, Hotel Occupancy Tax Revenue Bonds, Ser. A	6.13	11/1/2031	5,000,000		5,343,850
Guam, Hotel Occupancy Tax Revenue Bonds, Ser. A	6.50	11/1/2040	2,000,000		2,139,540
Guam, LOR, Refunding, (Section 30) Ser. A	5.00	12/1/2046	1,500,000		1,572,735
Puerto Rico Commonwealth, GO, Refunding, Ser. A	8.00	7/1/2035	5,000,000	[i]	2,487,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	6.00	7/1/2038	2,500,000		2,506,250
Puerto Rico Electric Power Authority, Power Revenue Bonds Ser. A	6.75	7/1/2036	10,000,000	[i]	6,987,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding, (Insured; National Public Finance Guarantee Corp.) Ser. SS	5.00	7/1/2021	500,000		503,610

82

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
U.S. Related - 2.7% (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[i]	1,372,500
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds, Refunding, Ser. G	5.00	7/1/2042	120,000	[i]	36,750
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[i]	36,750
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds, Ser. M	5.00	7/1/2032	220,000	[i]	67,375
Puerto Rico Highway & Transportation Authority, Transportation Revenue Bonds, Ser. M	5.00	7/1/2025	110,000	[i]	33,688
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[i]	75,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2027	396,748	[d]	288,356
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2024	234,260	[d]	194,333
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2051	4,348,425	[d]	629,652
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2033	560,881	[d]	284,299
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2031	498,333	[d]	286,796
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2029	386,678	[d]	249,608
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	0.00	7/1/2046	5,337,795	[d]	1,038,895
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	4.50	7/1/2034	410,667		411,180
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	4.55	7/1/2040	208,008		201,620
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	4.75	7/1/2053	1,525,582		1,404,710
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	5.00	7/1/2058	3,857,841		3,667,071
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-2	4.55	7/1/2040	2,112,484		1,832,580
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-2	4.75	7/1/2053	63,222		53,423
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-2	5.00	7/1/2058	846,964		729,685
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan Note) Ser. A	5.00	10/1/2034	1,500,000		1,306,875
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan Note) Ser. A	5.00	10/1/2029	2,250,000		2,030,625
Virgin Islands Public Finance Authority, Subordinated Revenue Bonds (Virgin Islands Matching Fund Loan Note - Diageo Project)	6.75	10/1/2037	1,250,000		1,219,375
Wisconsin, General Fund Annual Appropriation Bonds, Ser. A	6.00	5/1/2019	70,000	[c]	70,498
				48,608,654
Virginia - 2.5%
Chesapeake, Transportation System Senior Toll Road Revenue Bonds, Refunding	0/4.88	7/15/2040	2,000,000	[h]	1,744,120
Norfolk Economic Development Authority, Hospital Facilities Revenue Bonds, Refunding (Sentara Healthcare Group) Ser. B	4.00	11/1/2048	3,500,000		3,607,450
University of Virginia, Revenue Bonds, Refunding, Ser. A-1	4.00	4/1/2045	3,950,000		4,084,892

83

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
Virginia - 2.5% (continued)
Virginia Small Business Financing Authority, Private Activity Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,301,080
Virginia Small Business Financing Authority, Private Activity Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		4,858,605
Virginia Small Business Financing Authority, Revenue Bonds	5.00	1/1/2040	12,395,000		12,948,189
Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	7,510,000		7,845,171
Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	5.25	1/1/2032	4,000,000		4,261,720
Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	6.00	1/1/2037	1,665,000		1,819,662
Virginia Small Business Financing Authority, Solid Waste Disposal Facility Revenue Bonds (Covanta Holding Project)	5.00	7/1/2038	1,000,000	[b]	1,021,360
				46,492,249
Washington - 1.1%
Washington, Motor Vehicle Fuel Tax Revenue Bonds, Ser. B	5.00	6/1/2042	5,950,000		6,848,569
Washington, Motor Vehicle Fuel Tax Revenue Bonds, Ser. B	5.00	6/1/2041	5,465,000		6,304,424
Washington, Motor Vehicle Fuel Tax Revenue Bonds, Ser. B	5.00	6/1/2040	5,350,000		6,191,073
				19,344,066
West Virginia - .9%
Monongalia County Commission Special District, Excise Tax Revenue Bonds, Refunding, Ser. A	5.75	6/1/2043	750,000	[b]	772,733
West Virginia, GO, Ser. B	5.00	6/1/2041	13,330,000		15,342,830
				16,115,563
Wisconsin - 1.8%
Oneida Tribe of Indians, Retail Sales Revenue Bonds	6.50	2/1/2031	1,325,000	[b]	1,355,409
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. 2018 A-1	6.38	1/1/2048	2,500,000	[b]	2,570,050
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,066,580
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,698,894
Public Finance Authority, Revenue Bonds, Refunding	2.35	5/1/2019	15,000,000		15,001,350
Wisconsin, General Fund Annual Appropriation Bonds, Ser. A	5.75	5/1/2019	130,000	[c]	130,874
Wisconsin Center District, Senior Dedicated Tax Revenue Bonds (Milwaukee Arena Project) (Insured; Assured Guaranty Municipal Corp.)	0.00	12/15/2046	3,990,000	[d]	1,314,266
Wisconsin Center District, Senior Dedicated Tax Revenue Bonds (Milwaukee Arena Project) (Insured; Assured Guaranty Municipal Corp.)	0.00	12/15/2044	8,735,000	[d]	3,123,898
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health Systems)	5.00	2/15/2047	5,000,000		5,393,950
				33,655,271
Total Long-Term Municipal Investments (cost $1,775,637,616)			1,836,396,622

84

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 1.1%
Illinois - .5%
Illinois, GO, Ser. B	5.00	6/1/2019	10,000,000	[a] 10,066,600
Texas - .6%
Texas, TRAN	4.00	8/29/2019	10,250,000	[e] 10,364,185
Total Short-Term Municipal Investments (cost $20,418,784)			20,430,785
Total Investments (cost $1,811,056,400)			102.1%	1,871,858,073
Liabilities, Less Cash and Receivables			(2.1%)	(37,944,707)
Net Assets			100.0%	1,833,913,366

LIBOR—London Interbank Offered Rate

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $242,373,645 or 13.22% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Collateral for floating rate borrowings.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

i Non-income producing—security in default.

Portfolio Summary (Unaudited) †	Value (%)
General Obligation	21.6
Transportation	19.0
Education	15.8
Medical	11.9
Special Tax	5.7
Development	5.4
Prerefunded	5.3
Tobacco Settlement	2.6
Housing	2.4
Airport	2.4
School District	1.9
Nursing Homes	1.7
Water	1.5
Utilities	1.5
Power	1.1
Higher Education	1.0
Pollution	.6
Build America Bonds	.3
Facilities	.2
Multifamily Housing	.2
102.1

† Based on net assets.

See notes to financial statements.

85

STATEMENTS OF FUTURES
February 28, 2019 (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund
Description
	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 5 Year Notes	96	6/19	11,001,081	10,998,000	3,081
Ultra 10 Year U.S. Treasury Notes	253	6/19	32,822,798	32,751,642	71,156
Gross Unrealized Appreciation				74,237

See notes to financial statements.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Description
Futures Short
U.S. Treasury 5 Year Notes	8	6/19	916,757	916,500	257
Ultra 10 Year U.S. Treasury Notes	22	6/19	2,854,156	2,847,969	6,187
Gross Unrealized Appreciation				6,444

See notes to financial statements.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 5 Year Notes	13	6/19	1,489,730	1,489,313	417
Ultra 10 Year U.S. Treasury Notes	33	6/19	4,281,235	4,271,953	9,282
Gross Unrealized Appreciation				9,699

See notes to financial statements.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Description	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 5 Year Notes	6	6/19	687,568	687,375	193
Ultra 10 Year U.S. Treasury Notes	17	6/19	2,205,484	2,200,703	4,781
Gross Unrealized Appreciation				4,974

See notes to financial statements.

BNY Mellon Municipal Opportunities Fund
Description	Number of Contracts	Expiration	Notional Value($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	258	6/19	31,506,235	31,476,000	30,235
U.S. Treasury 5 Year Notes	275	6/19	31,513,513	31,504,688	8,825
U.S. Treasury Long Bond	370	6/19	53,658,673	53,453,438	205,235
U.S. Treasury Ultra Long Bond	562	6/19	90,569,813	89,691,688	878,125
Ultra 10 Year U.S. Treasury Notes	450	6/19	58,380,471	58,253,909	126,562
Gross Unrealized Appreciation				1,248,982

See notes to financial statements.

86

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

87

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($):
Investments in securities—See Statements of Investments†	2,197,933,578	1,139,252,102	193,331,379	298,435,148
Cash collateral held by broker—Note 4	467,886	-	40,541	61,580
Interest receivable	25,073,507	9,837,603	2,074,562	2,486,975
Receivable for shares of Beneficial Interest subscribed	12,962,707	3,019,367	1,140,000	1,092,041
Receivable for futures variation margin—Note 4	70,546	-	6,094	9,258
Prepaid expenses	40,278	27,762	16,667	16,190
	2,236,548,502	1,152,136,834	196,609,243	302,101,192
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	612,998	314,343	81,009	86,923
Due to Administrator—Note 3(a)	203,963	107,217	17,597	27,017
Cash overdraft due to Custodian	3,518,750	1,006,798	241,903	401,820
Payable for investment securities purchased	19,268,295	12,051,729	3,297,320	8,762,993
Payable for shares of Beneficial Interest redeemed	3,295,624	3,573,313	669,165	136,431
Trustees fees and expenses payable	18,116	8,166	1,410	2,289
Accrued expenses	121,582	77,742	41,864	61,873
	27,039,328	17,139,308	4,350,268	9,479,346
Net Assets ($)	2,209,509,174	1,134,997,526	192,258,975	292,621,846
Composition of Net Assets ($):
Paid-in capital	2,161,119,270	1,139,390,050	188,547,209	288,965,375
Total distributable earnings (loss)	48,389,904	(4,392,524)	3,711,766	3,656,471
Net Assets ($)	2,209,509,174	1,134,997,526	192,258,975	292,621,846
† Investments at cost ($)	2,145,583,504	1,139,272,048	189,410,797	294,864,707
Net Asset Value Per Share
Class M
Net Assets ($)	2,164,452,090	1,125,464,450	187,388,335	285,543,739
Shares Outstanding	161,265,083	88,255,659	15,507,754	22,752,028
Net Asset Value Per Share ($)	13.42	12.75	12.08	12.55
Investor Shares
Net Assets ($)	45,057,084	9,533,076	4,870,640	7,078,107
Shares Outstanding	3,360,854	748,090	403,581	564,181
Net Asset Value Per Share ($)	13.41	12.74	12.07	12.55

See notes to financial statements.

88

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Assets ($):
Investments in securities—See Statements of Investments†	143,371,619	1,871,858,073
Cash collateral held by broker—Note 4	31,211	4,203,393
Interest receivable	1,543,216	19,331,138
Receivable for investment securities sold	1,194,280	2,962,599
Receivable for shares of Beneficial Interest subscribed	45,819	4,444,826
Receivable for futures variation margin—Note 4	4,687	777,506
Prepaid expenses	19,704	39,112
	146,210,536	1,903,616,647
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	48,765	723,432
Due to Administrator—Note 3(a)	13,422	167,971
Cash overdraft due to Custodian	174,457	3,122,069
Payable for investment securities purchased	1,667,145	2,095,603
Payable for shares of Beneficial Interest redeemed	4,963	1,705,143
Trustees fees and expenses payable	1,748	13,813
Payable for floating rate notes issued—Note 4	-	61,475,000
Interest and expense payable related to floating rate notes issued—Note 4	-	332,390
Accrued expenses	41,355	67,860
	1,951,855	69,703,281
Net Assets ($)	144,258,681	1,833,913,366
Composition of Net Assets ($):
Paid-in capital	140,895,509	1,786,698,821
Total distributable earnings (loss)	3,363,172	47,214,545
Net Assets ($)	144,258,681	1,833,913,366
† Investments at cost ($)	140,151,269	1,811,056,400
Net Asset Value Per Share
Class M
Net Assets ($)	133,414,695	1,777,061,641
Shares Outstanding	12,102,952	135,459,782
Net Asset Value Per Share ($)	11.02	13.12
Investor Shares
Net Assets ($)	10,843,986	56,851,725
Shares Outstanding	983,098	4,331,189
Net Asset Value Per Share ($)	11.03	13.13

See notes to financial statements.

89

STATEMENTS OF OPERATIONS
Six Months Ended February 28, 2019 (Unaudited)

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Income ($):
Interest Income	32,326,585	9,590,175	2,932,543	4,260,728
Expenses:
Investment advisory fee—Note 3(a)	3,693,018	1,771,286	457,320	502,266
Administration fee—Note 3(a)	1,295,495	620,989	112,292	176,196
Trustees’ fees and expenses—Note 3(c)	66,054	26,619	4,452	9,007
Shareholder servicing costs—Note 3(b)	56,843	10,385	6,468	8,888
Professional fees	35,875	26,846	23,608	17,456
Loan commitment fees—Note 2	32,825	23,297	3,019	6,871
Registration fees	32,174	32,061	15,785	16,370
Custodian fees—Note 3(b)	13,504	10,479	2,521	2,686
Prospectus and shareholders’ reports	6,212	1,561	3,441	5,391
Interest expense—Note 2	-	-	-	400
Miscellaneous	62,244	34,822	19,473	30,398
Total Expenses	5,294,244	2,558,345	648,379	775,929
Less—reduction in fees due to earnings credits—Note 3(b)	(1)	(8,291)	-	-
Net Expenses	5,294,243	2,550,054	648,379	775,929
Investment Income—Net	27,032,342	7,040,121	2,284,164	3,484,799
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,308,000)	(785,404)	342,704	315,856
Net realized gain (loss) on futures	(1,171,286)	-	(105,844)	(167,396)
Net Realized Gain (Loss)	(3,479,286)	(785,404)	236,860	148,460
Net unrealized appreciation (depreciation) on investments	22,610,508	5,348,143	1,821,963	2,800,604
Net unrealized appreciation (depreciation) on futures	4,889	-	180	79
Net Unrealized Appreciation (Depreciation)	22,615,397	5,348,143	1,822,143	2,800,683
Net Realized and Unrealized Gain (Loss) on Investments	19,136,111	4,562,739	2,059,003	2,949,143
Net Increase in Net Assets Resulting from Operations	46,168,453	11,602,860	4,343,167	6,433,942

See notes to financial statements.

90

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Investment Income ($):
Interest Income	2,214,861	32,731,000
Expenses:
Investment advisory fee—Note 3(a)	363,892	4,052,168
Administration fee—Note 3(a)	89,388	994,204
Registration fees	16,232	24,811
Professional fees	15,225	34,017
Shareholder servicing costs—Note 3(b)	13,853	53,251
Prospectus and shareholders’ reports	4,913	5,193
Custodian fees—Note 3(b)	3,359	11,987
Loan commitment fees—Note 2	2,257	29,164
Trustees’ fees and expenses—Note 3(c)	443	48,541
Interest and expense related to floating rate notes issued—Note 4	-	701,987
Miscellaneous	21,573	50,626
Total Expenses	531,135	6,005,949
Less—reduction in expenses due to undertakings—Note 3(a)	(84,667)	-
Less—reduction in fees due to earnings credits—Note 3(b)	(1)	-
Net Expenses	446,467	6,005,949
Investment Income—Net	1,768,394	26,725,051
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	225,402	(4,219,452)
Net realized gain (loss) on futures	(81,635)	(3,647,165)
Net Realized Gain (Loss)	143,767	(7,866,617)
Net unrealized appreciation (depreciation) on investments	1,174,324	10,710,925
Net unrealized appreciation (depreciation) on futures	(303)	1,073,727
Net Unrealized Appreciation (Depreciation)	1,174,021	11,784,652
Net Realized and Unrealized Gain (Loss) on Investments	1,317,788	3,918,035
Net Increase in Net Assets Resulting from Operations	3,086,182	30,643,086

See notes to financial statements.

91

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate Municipal Bond Fund			BNY Mellon National Short-Term Municipal Bond Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	27,032,342	54,865,726		7,040,121	10,402,284
Net realized gain (loss) on investments	(3,479,286)	682,133		(785,404)	(1,203,921)
Net unrealized appreciation (depreciation) on investments	22,615,397	(57,152,638)		5,348,143	(7,136,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,168,453	(1,604,779)		11,602,860	2,062,116
Distributions ($):
Distributions to shareholders:
Class M	(26,463,239)	(53,913,268)		(6,977,275)	(10,300,745)
Investor Shares	(525,470)	(1,078,143)		(47,418)	(82,504)
Total Distributions	(26,988,709)	(54,991,411)		(7,024,693)	(10,383,249)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	525,191,234	541,093,004		471,234,778	440,092,102
Investor Shares	12,474,668	27,746,089		5,114,531	14,896,270
Distributions reinvested:
Class M	3,697,413	7,761,103		1,313,624	2,229,003
Investor Shares	374,086	794,386		29,409	63,066
Cost of shares redeemed:
Class M	(528,083,157)	(442,308,601)		(264,472,679)	(410,500,922)
Investor Shares	(15,488,137)	(32,202,146)		(4,796,989)	(19,224,766)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,833,893)	102,883,835		208,422,674	27,554,753
Total Increase (Decrease) in Net Assets	17,345,851	46,287,645		213,000,841	19,233,620
Net Assets ($):
Beginning of Period	2,192,163,323	2,145,875,678		921,996,685	902,763,065
End of Period	2,209,509,174	2,192,163,323		1,134,997,526	921,996,685
Capital Share Transactions (Shares):
Class Mb
Shares sold	39,626,225	40,418,705		37,139,736	34,647,488
Shares issued for distributions reinvested	279,084	580,735		103,445	175,407
Shares redeemed	(40,014,485)	(33,068,224)		(20,831,681)	(32,298,310)
Net Increase (Decrease) in Shares Outstanding	(109,176)	7,931,216		16,411,500	2,524,585
Investor Shares[b]
Shares sold	945,900	2,077,366		402,632	1,173,257
Shares issued for distributions reinvested	28,257	59,478		2,317	4,965
Shares redeemed	(1,173,328)	(2,407,870)		(378,187)	(1,511,915)
Net Increase (Decrease) in Shares Outstanding	(199,171)	(271,026)		26,762	(333,693)

[a] For BNY Mellon National Intermediate Municipal Bond Fund, distributions to shareholders include $53,538,956 Class M shares and $1,069,679 Investor shares of distributions from net investment income and $374,312 Class M shares and $8,464 Investor shares distributions from net realized gains and for BNY Mellon National Short-Term Municipal Bond Fund, distributions to shareholders include $10,300,745 Class M shares and $82,504 Investor shares of distributions from net investment income.

[b] During the period ended February 28, 2019, 980,083 Class M shares representing $12,943,745 were exchanged for 981,230 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 402,399 Class M shares representing $5,115,504 were exchanged for 402,698 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund. During the period ended August 31, 2018, 1,985,316 Class M shares representing $26,542,819 were exchanged for 1,987,563 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,147,283 Class M shares representing $14,575,993 were exchanged for 1,148,115 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund.

See notes to financial statements.

92

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund			BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	2,284,164	4,872,754		3,484,799	7,357,008
Net realized gain (loss) on investments	236,860	79,221		148,460	505,900
Net unrealized appreciation (depreciation) on investments	1,822,143	(4,727,959)		2,800,683	(8,865,871)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,343,167	224,016		6,433,942	(1,002,963)
Distributions ($):
Distributions to shareholders:
Class M	(2,225,850)	(5,091,772)		(3,402,573)	(7,269,509)
Investor Shares	(58,328)	(134,886)		(77,341)	(169,645)
Total Distributions	(2,284,178)	(5,226,658)		(3,479,914)	(7,439,154)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	46,501,650	15,022,892		102,989,280	65,668,049
Investor Shares	467,167	3,174,709		2,455,178	2,498,387
Distributions reinvested:
Class M	65,281	391,540		656,465	1,478,003
Investor Shares	55,252	126,859		62,407	138,330
Cost of shares redeemed:
Class M	(45,400,397)	(35,799,291)		(118,498,132)	(58,636,443)
Investor Shares	(1,177,715)	(2,725,343)		(2,557,837)	(4,781,629)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	511,238	(19,808,634)		(14,892,639)	6,364,697
Total Increase (Decrease) in Net Assets	2,570,227	(24,811,276)		(11,938,611)	(2,077,420)
Net Assets ($):
Beginning of Period	189,688,748	214,500,024		304,560,457	306,637,877
End of Period	192,258,975	189,688,748		292,621,846	304,560,457
Capital Share Transactions (Shares):
Class Mb
Shares sold	3,901,730	1,248,516		8,317,102	5,248,057
Shares issued for distributions reinvested	5,473	32,492		53,092	118,419
Shares redeemed	(3,815,790)	(2,976,956)		(9,601,679)	(4,688,409)
Net Increase (Decrease) in Shares Outstanding	91,413	(1,695,948)		(1,231,485)	678,067
Investor Shares[b]
Shares sold	39,205	263,105		198,775	201,472
Shares issued for distributions reinvested	4,641	10,583		5,044	11,084
Shares redeemed	(98,821)	(227,651)		(207,739)	(381,253)
Net Increase (Decrease) in Shares Outstanding	(54,975)	46,037		(3,920)	(168,697)

[a] For BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, distributions to shareholders include $4,747,819 Class M shares and $123,103 Investor shares of distributions from net investment income and $343,953 Class M shares and $11,783 Investor shares distributions from net realized gains and for BNY Mellon National Short-Term Municipal Bond Fund, distributions to shareholders include $7,180,877 Class M shares and $167,392 Investor shares of distributions from net investment income and $88,632 Class M shares and $2,253 Investor shares distributions from net realized gains.

[b] During the period ended February 28, 2019, 39,127 Class M shares representing $466,910 were exchanged for 39,184 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 186,630 Class M shares representing $2,305,959 were exchanged for 186,646 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund. During the period ended August 31, 2018, 262,189 Class M shares representing $3,168,278 were exchanged for 262,569 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 193,033 Class M shares representing $2,392,295 were exchanged for 193,072 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund.

See notes to financial statements.

93

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund			BNY Mellon Municipal Opportunities Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	[a]
Operations ($):
Investment income—net	1,768,394	3,796,575		26,725,051	43,592,890
Net realized gain (loss) on investments	143,767	470,127		(7,866,617)	20,347,053
Net unrealized appreciation (depreciation) on investments	1,174,021	(4,635,365)		11,784,652	(23,809,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,086,182	(368,663)		30,643,086	40,130,728
Distributions ($):
Distributions to shareholders:
Class M	(1,750,961)	(3,596,094)		(26,498,766)	(42,677,125)
Investor Shares	(129,837)	(254,130)		(661,504)	(1,077,442)
Total Distributions	(1,880,798)	(3,850,224)		(27,160,270)	(43,754,567)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	33,418,111	26,703,390		450,114,142	247,896,915
Investor Shares	1,159,248	729,015		32,673,964	20,385,710
Distributions reinvested:
Class M	298,426	515,854		8,247,019	14,193,605
Investor Shares	115,508	221,412		523,237	920,060
Cost of shares redeemed:
Class M	(48,741,184)	(28,891,537)		(116,889,305)	(83,869,298)
Investor Shares	(1,873,846)	(2,397,399)		(9,513,223)	(45,990,892)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(15,623,737)	(3,119,265)		365,155,834	153,536,100
Total Increase (Decrease) in Net Assets	(14,418,353)	(7,338,152)		368,638,650	149,912,261
Net Assets ($):
Beginning of Period	158,677,034	166,015,186		1,465,274,716	1,315,362,455
End of Period	144,258,681	158,677,034		1,833,913,366	1,465,274,716
Capital Share Transactions (Shares):
Class Mb
Shares sold	3,068,961	2,426,877		34,636,168	18,906,273
Shares issued for distributions reinvested	27,436	47,013		634,021	1,087,061
Shares redeemed	(4,494,572)	(2,629,792)		(9,001,198)	(6,417,687)
Net Increase (Decrease) in Shares Outstanding	(1,398,175)	(155,902)		26,268,991	13,575,647
Investor Shares[b]
Shares sold	107,067	66,757		2,514,606	1,557,633
Shares issued for distributions reinvested	10,613	20,167		40,198	70,408
Shares redeemed	(172,538)	(217,515)		(731,935)	(3,517,753)
Net Increase (Decrease) in Shares Outstanding	(54,858)	(130,591)		1,822,869	(1,889,712)

[a] For BNY Mellon New York Intermediate Tax-Exempt Bond Fund, distributions to shareholders include $3,546,488 Class M shares and $250,069 Investor shares of distributions from net investment income and $49,606 Class M shares and $4,061 Investor shares distributions from net realized gains and for BNY Mellon Municipal Opportunities Fund, distributions to shareholders include $42,226,128 Class M shares and $1,067,817 Investor shares of distributions from net investment income and $450,997 Class M shares and $9,625 Investor shares distributions from net realized gains.

[b] During the period ended February 28, 2019, 21,421 Class M shares representing $235,184 were exchanged for 21,409 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 1,086,025 Class M shares representing $14,071,771 were exchanged for 1,081,211 Investor shares for BNY Mellon Municipal Opportunities Fund. During the period ended August 31, 2018, 53,856 Class M shares representing $587,054 were exchanged for 53,281 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 1,049,031 Class M shares representing $13,699,928 were exchanged for 1,048,357 Investor shares for BNY Mellon Municipal Opportunities Fund.

See notes to financial statements.

94

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	(Unaudited)		2018		2017	2016		2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.29		13.64		14.00	13.56		13.77	13.22
Investment Operations:
Investment income—net [a]	.17		.34		.34	.36		.37	.39
Net realized and unrealized gain (loss) on investments	.13		(.35)		(.27)	.43		(.21)	.55
Total from Investment Operations	.30		(.01)		.07	.79		.16	.94
Distributions:
Dividends from investment income—net	(.17)		(.34)		(.34)	(.35)		(.37)	(.39)
Dividends from net realized gain on investments	-		(.00)	[b]	(.09)	(.00)	[b]	-	-
Total Distributions	(.17)		(.34)		(.43)	(.35)		(.37)	(.39)
Net asset value, end of period	13.42		13.29		13.64	14.00		13.56	13.77
Total Return (%)	2.27	[c]	(.05)		.60	5.94		1.23	7.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	[d]	.50		.50	.50		.50	.50
Ratio of net expenses to average net assets	.50	[d]	.50		.50	.50		.50	.50
Ratio of net investment income to average net assets	2.57	[d]	2.54		2.52	2.58		2.70	2.90
Portfolio Turnover Rate	36.34	[c]	38.75		32.14	18.61		35.65	24.65
Net Assets, end of period ($ x 1,000)	2,164,452		2,144,898		2,093,660	2,223,660		1,970,693	1,827,575

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

95

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	(Unaudited)		2018		2017	2016		2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.28		13.63		13.99	13.54		13.75	13.20
Investment Operations:
Investment income—net [a]	.15		.31		.31	.32		.34	.36
Net realized and unrealized gain (loss) on investments	.13		(.36)		(.27)	.45		(.22)	.54
Total from Investment Operations	.28		(.05)		.04	.77		.12	.90
Distributions:
Dividends from investment income—net	(.15)		(.30)		(.31)	(.32)		(.33)	(.35)
Dividends from net realized gain on investments	-		(.00)	[b]	(.09)	(.00)	[b]	-	-
Total Distributions	(.15)		(.30)		(.40)	(.32)		(.33)	(.35)
Net asset value, end of period	13.41		13.28		13.63	13.99		13.54	13.75
Total Return (%)	2.14	[c]	(.30)		.35	5.76		.90	6.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	[d]	.75		.75	.75		.75	.75
Ratio of net expenses to average net assets	.75	[d]	.75		.75	.75		.75	.75
Ratio of net investment income to average net assets	2.32	[d]	2.29		2.27	2.33		2.45	2.65
Portfolio Turnover Rate	36.34	[c]	38.75		32.14	18.61		35.65	24.65
Net Assets, end of period ($ x 1,000)	45,057		47,265		52,216	55,272		50,199	42,042

a  Based on average shares outstanding.

b  Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

96

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.71		12.83	12.87	12.83	12.94	12.86
Investment Operations:
Investment income—net [a]	.09		.14	.12	.11	.11	.10
Net realized and unrealized gain (loss) on investments	.04		(.12)	(.02)	.05	(.09)	.09
Total from Investment Operations	.13		.02	.10	.16	.02	.19
Distributions:
Dividends from investment income—net	(.09)		(.14)	(.12)	(.11)	(.11)	(.10)
Dividends from net realized gain on investments	-		-	(.02)	(.01)	(.02)	(.01)
Total Distributions	(.09)		(.14)	(.14)	(.12)	(.13)	(.11)
Net asset value, end of period	12.75		12.71	12.83	12.87	12.83	12.94
Total Return (%)	1.01	[b]	.18	.76	1.21	.17	1.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	[c]	.51	.51	.51	.50	.50
Ratio of net expenses to average net assets	.50	[c]	.51	.51	.51	.50	.50
Ratio of net investment income to average net assets	1.39	[c]	1.12	.94	.84	.82	.77
Portfolio Turnover Rate	60.67	[b]	58.52	35.60	51.47	34.24	39.43
Net Assets, end of period ($ x 1,000)	1,125,464		912,838	889,237	1,104,162	1,007,532	1,244,187

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

97

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.70		12.82	12.86	12.82	12.93	12.85
Investment Operations:
Investment income—net [a]	.07		.11	.09	.08	.08	.07
Net realized and unrealized gain (loss) on investments	.04		(.12)	(.02)	.05	(.10)	.09
Total from Investment Operations	.11		(.01)	.07	.13	(.02)	.16
Distributions:
Dividends from investment income—net	(.07)		(.11)	(.09)	(.08)	(.07)	(.07)
Dividends from net realized gain on investments	-		-	(.02)	(.01)	(.02)	(.01)
Total Distributions	(.07)		(.11)	(.11)	(.09)	(.09)	(.08)
Net asset value, end of period	12.74		12.70	12.82	12.86	12.82	12.93
Total Return (%)	.88	[b]	(.07)	.52	.97	(.15)	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	[c]	.76	.76	.76	.76	.76
Ratio of net expenses to average net assets	.75	[c]	.76	.76	.76	.76	.76
Ratio of net investment income to average net assets	1.15	[c]	.87	.72	.60	.59	.52
Portfolio Turnover Rate	60.67	[b]	58.52	35.60	51.47	34.24	39.43
Net Assets, end of period ($ x 1,000)	9,533		9,158	13,526	5,880	12,166	9,696

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

98

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.95		12.24	12.68	12.31	12.56	12.27
Investment Operations:
Investment income—net [a]	.15		.29	.30	.32	.33	.36
Net realized and unrealized gain (loss) on investments	.13		(.27)	(.24)	.41	(.25)	.40
Total from Investment Operations	.28		.02	.06	.73	.08	.76
Distributions:
Dividends from investment income—net	(.15)		(.29)	(.30)	(.32)	(.33)	(.36)
Dividends from net realized gain on investments	-		(.02)	(.20)	(.04)	-	(.11)
Total Distributions	(.15)		(.31)	(.50)	(.36)	(.33)	(.47)
Net asset value, end of period	12.08		11.95	12.24	12.68	12.31	12.56
Total Return (%)	2.35	[b]	.22	.55	5.96	.74	6.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	[c]	.70	.70	.69	.68	.68
Ratio of net expenses to average net assets	.70	[c]	.70	.70	.69	.68	.68
Ratio of net investment income to average net assets	2.50	[c]	2.44	2.44	2.52	2.65	2.89
Portfolio Turnover Rate	39.68	[b]	38.13	20.07	25.94	35.96	25.84
Net Assets, end of period ($ x 1,000)	187,388		184,216	209,457	255,017	276,729	306,673

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

99

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.93		12.23	12.67	12.29	12.54	12.25
Investment Operations:
Investment income—net [a]	.13		.27	.27	.28	.30	.33
Net realized and unrealized gain (loss) on investments	.14		(.29)	(.24)	.42	(.25)	.39
Total from Investment Operations	.27		(.02)	.03	.70	.05	.72
Distributions:
Dividends from investment income—net	(.13)		(.26)	(.27)	(.28)	(.30)	(.32)
Dividends from net realized gain on investments	-		(.02)	(.20)	(.04)	-	(.11)
Total Distributions	(.13)		(.28)	(.47)	(.32)	(.30)	(.43)
Net asset value, end of period	12.07		11.93	12.23	12.67	12.29	12.54
Total Return (%)	2.31	[b]	(.12)	.30	5.79	.40	6.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	[c]	.95	.95	.94	.93	.93
Ratio of net expenses to average net assets	.95	[c]	.95	.95	.94	.93	.93
Ratio of net investment income to average net assets	2.26	[c]	2.19	2.20	2.27	2.41	2.64
Portfolio Turnover Rate	39.68	[b]	38.13	20.07	25.94	35.96	25.84
Net Assets, end of period ($ x 1,000)	4,871		5,473	5,043	5,981	5,558	4,437

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

100

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.40		12.75		13.16	12.73	12.95	12.62
Investment Operations:
Investment income—net [a]	.15		.30		.30	.31	.33	.36
Net realized and unrealized gain (loss) on investments	.15		(.35)		(.28)	.43	(.21)	.42
Total from Investment Operations	.30		(.05)		.02	.74	.12	.78
Distributions:
Dividends from investment income—net	(.15)		(.30)		(.30)	(.31)	(.34)	(.36)
Dividends from net realized gain on investments	-		(.00)	[b]	(.13)	-	-	(.09)
Total Distributions	(.15)		(.30)		(.43)	(.31)	(.34)	(.45)
Net asset value, end of period	12.55		12.40		12.75	13.16	12.73	12.95
Total Return (%)	2.44	[c]	(.32)		.24	5.88	.98	6.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	[d]	.54		.54	.54	.53	.53
Ratio of net expenses to average net assets	.53	[d]	.54		.54	.54	.53	.53
Ratio of net investment income to average net assets	2.43	[d]	2.43		2.35	2.39	2.60	2.85
Portfolio Turnover Rate	49.10	[c]	38.51		31.61	28.71	41.79	32.80
Net Assets, end of period ($ x 1,000)	285,544		297,515		297,243	360,108	310,635	305,513

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

101

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.40		12.75		13.15	12.73	12.94	12.62
Investment Operations:
Investment income—net [a]	.14		.27		.27	.28	.31	.34
Net realized and unrealized gain (loss) on investments	.14		(.35)		(.27)	.42	(.22)	.40
Total from Investment Operations	.28		(.08)		-	.70	.09	.74
Distributions:
Dividends from investment income—net	(.13)		(.27)		(.27)	(.28)	(.30)	(.33)
Dividends from net realized gain on investments	-		(.00)	[b]	(.13)	-	-	(.09)
Total Distributions	(.13)		(.27)		(.40)	(.28)	(.30)	(.42)
Net asset value, end of period	12.55		12.40		12.75	13.15	12.73	12.94
Total Return (%)	2.31	[c]	(.56)		.06	5.54	.73	5.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	[d]	.79		.79	.79	.78	.78
Ratio of net expenses to average net assets	.78	[d]	.79		.79	.79	.78	.78
Ratio of net investment income to average net assets	2.19	[d]	2.18		2.12	2.15	2.35	2.60
Portfolio Turnover Rate	49.10	[c]	38.51		31.61	28.71	41.79	32.80
Net Assets, end of period ($ x 1,000)	7,078		7,046		9,395	8,410	8,632	9,910

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

102

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.91		11.20		11.62	11.24	11.40	11.11
Investment Operations:
Investment income—net [a]	.13		.26		.26	.29	.30	.31
Net realized and unrealized gain (loss) on investments	.12		(.29)		(.24)	.41	(.16)	.46
Total from Investment Operations	.25		(.03)		.02	.70	.14	.77
Distributions:
Dividends from investment income—net	(.13)		(.26)		(.26)	(.29)	(.30)	(.31)
Dividends from net realized gain on investments	(.01)		(.00)	[b]	(.18)	(.03)	-	(.17)
Total Distributions	(.14)		(.26)		(.44)	(.32)	(.30)	(.48)
Net asset value, end of period	11.02		10.91		11.20	11.62	11.24	11.40
Total Return (%)	2.32	[c]	(.22)		.31	6.30	1.33	7.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	[d]	.72		.73	.72	.71	.71
Ratio of net expenses to average net assets	.59	[d]	.59		.59	.59	.59	.59
Ratio of net investment income to average net assets	2.45	[d]	2.36		2.38	2.53	2.64	2.79
Portfolio Turnover Rate	44.98	[c]	45.71		37.78	36.53	52.79	36.42
Net Assets, end of period ($ x 1,000)	133,415		147,343		152,923	175,053	169,337	172,407

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

103

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	10.92		11.20		11.62	11.24	11.40	11.12
Investment Operations:
Investment income—net [a]	1.10		.23		.24	.26	.27	.29
Net realized and unrealized gain (loss) on investments	(.86)		(.28)		(.24)	.41	(.16)	.44
Total from Investment Operations	.24		(.05)		-	.67	.11	.73
Distributions:
Dividends from investment income—net	(.12)		(.23)		(.24)	(.26)	(.27)	(.28)
Dividends from net realized gain on investments	(.01)		(.00)	[b]	(.18)	(.03)	-	(.17)
Total Distributions	(.13)		(.23)		(.42)	(.29)	(.27)	(.45)
Net asset value, end of period	11.03		10.92		11.20	11.62	11.24	11.40
Total Return (%)	2.20	[c]	(.38)		.07	6.03	.98	6.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	[d]	.97		.98	.97	.96	.96
Ratio of net expenses to average net assets	.84	[d]	.84		.84	.84	.84	.84
Ratio of net investment income to average net assets	2.20	[d]	2.11		2.13	2.28	2.39	2.54
Portfolio Turnover Rate	44.98	[c]	45.71		37.78	36.53	52.79	36.42
Net Assets, end of period ($ x 1,000)	10,844		11,334		13,093	14,322	15,495	16,428

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

104

	Class M Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	(Unaudited)		2018		2017		2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.12		13.15		13.46		12.99	13.16	12.38
Investment Operations:
Investment income—net [a]	.21		.44		.45		.50	.47	.49
Net realized and unrealized gain (loss) on investments	.00	[b]	(.02)		(.32)		.45	(.18)	1.04
Total from Investment Operations	.21		.42		.13		.95	.29	1.53
Distributions:
Dividends from investment income—net	(.21)		(.45)		(.44)		(.48)	(.46)	(.48)
Dividends from net realized gain on investments	(.00)	[b]	(.00)	[b]	(.00)	[b]	-	-	(.27)
Total Distributions	(.21)		(.45)		(.44)		(.48)	(.46)	(.75)
Net asset value, end of period	13.12		13.12		13.15		13.46	12.99	13.16
Total Return (%)	1.68	[c]	3.27		1.11		7.40	2.20	12.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	[d]	.75		.73		.71	.69	.71
Ratio of net expenses to average net assets	.73	[d]	.75		.73		.71	.69	.71
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	[d]	.10		.07		.05	.04	.05
Ratio of net investment income to average net assets	3.30	[d]	3.43		3.44		3.79	3.57	3.88
Portfolio Turnover Rate	33.39	[c]	41.48		34.78		31.92	41.90	58.87
Net Assets, end of period ($ x 1,000)	1,777,062		1,432,351		1,257,498		1,084,650	1,141,309	1,023,660

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

105

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Six Months Ended
	February 28, 2019		Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	(Unaudited)		2018		2017		2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.13		13.16		13.46		12.99	13.16	12.38
Investment Operations:
Investment income—net [a]	.19		.40		.41		.47	.43	.46
Net realized and unrealized gain (loss) on investments	.01		(.02)		(.30)		.44	(.18)	1.05
Total from Investment Operations	.20		.38		.11		.91	.25	1.51
Distributions:
Dividends from investment income—net	(.20)		(.41)		(.41)		(.44)	(.42)	(.46)
Dividends from net realized gain on investments	(.00)	[b]	(.00)	[b]	(.00)	[b]	-	-	(.27)
Total Distributions	(.20)		(.41)		(.41)		(.44)	(.42)	(.73)
Net asset value, end of period	13.13		13.13		13.16		13.46	12.99	13.16
Total Return (%)	1.55	[c]	3.01		.95		7.13	1.93	12.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	[d]	1.00		.99		.96	.96	.98
Ratio of net expenses to average net assets	.98	[d]	1.00		.99		.96	.96	.98
Ratio of interest and expense related to floating rate notes issued to average net assets	.09	[d]	.10		.07		.05	.04	.05
Ratio of net investment income to average net assets	3.07	[d]	3.12		3.14		3.55	3.30	3.67
Portfolio Turnover Rate	33.39	[c]	41.48		34.78		31.92	41.90	58.87
Net Assets, end of period ($ x 1,000)	56,852		32,924		57,865		25,463	16,832	5,126

a  Based on average shares outstanding.

b Amount represents less than $.01 per share.

c  Not annualized.

d  Annualized.

See notes to financial statements.

106

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of twenty-five series, including the following non-diversified funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation. Effective March 31, 2019, BNY Mellon Municipal Opportunities Fund is closed to new and existing investors.

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser (the “Investment Adviser”). The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with Dreyfus pursuant to which The Bank of New York Mellon pays Dreyfus for performing certain administrative services. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold without a sales charge.

Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Table 1 summarizes the inputs used as of February 28, 2019 in valuing each fund’s investments:

At February 28, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

Table 1—Fair Value Measurements
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3—Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon National Intermediate Municipal Bond Fund
Municipal Bonds†	-	-	2,197,933,578	-	-	-	2,197,933,578
Other Financial Instruments:
Futures††	74,237	-	-	-	-	-	74,237
BNY Mellon National Short-Term Municipal Bond Fund
Municipal Bonds†	-	-	1,139,252,102	-	-	-	1,139,252,102

108

Table 1—Fair Value Measurements (continued)
	Investments in Securities
	Level 1—Unadjusted Quoted Prices		Level 2—Other Significant Observable Inputs		Level 3—Significant Unobservable Inputs
	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Assets ($)	Liabilities ($)	Total
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Municipal Bonds†	-	-	193,331,379	-	-	-	193,331,379
Other Financial Instruments:
Futures††	6,444	-	-	-	-	-	6,444
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Municipal Bonds†	-	-	298,435,148	-	-	-	298,435,148
Other Financial Instruments:
Futures††	9,699	-	-	-	-	-	9,699
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Municipal Bonds†	-	-	143,371,619	-	-	-	143,371,619
Other Financial Instruments:
Futures††	4,974	-	-	-	-	-	4,974
BNY Mellon Municipal Opportunities Fund
Corporate Bonds†	-	-	15,030,666	-	-	-	15,030,666
Municipal Bonds†	-	-	1,856,827,407	-	-	-	1,856,827,407
Futures††	1,248,983	-	-	-	-	-	1,248,983
Other Financial Instruments:
Floating Rate Notes†††	-	-	-	(61,475,000)	-	-	(61,475,000)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

††† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as a separate entity for the purpose of determining such qualification.

As of and during the period ended February 28, 2019, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to August 31, 2018.

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended August 31, 2018. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Table 2—Capital Loss Carryover
	Short-Term Losses($)†	Long-Term Losses($)††	Total($)
BNY Mellon National Intermediate Municipal Bond Fund	1,871,470	-	1,871,470
BNY Mellon National Short-Term Municipal Bond Fund	2,885,394	689,454	3,574,848
BNY Mellon Municipal Opportunities Fund	8,457,449	-	8,457,449

† Short-term capital losses which can be carried forward for an unlimited period.

†† Long-term capital losses which can be carried forward for an unlimited period.

Table 3—Tax Character of Distributions Paid
	2018
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon National Intermediate Municipal Bond Fund	54,602,839	388,572	-
BNY Mellon National Short-Term Municipal Bond Fund	10,383,249	-	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	4,871,171	-	355,487
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	7,350,064	-	89,090
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	3,796,557	53,322	345
BNY Mellon Municipal Opportunities Fund	42,889,466	865,101	-

NOTE 2—Bank Lines of Credit:

The funds participate with other Dreyfus-managed long-term open-end funds in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $200 million and is available only to the Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc. Prior to October 3, 2018, the unsecured credit facility with Citibank, N.A. was $830 million. In connection therewith, each fund

110

has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2019, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund did not borrow under the Facilities.

For BNY Mellon Massachusetts Intermediate Municipal Bond Fund the average amount of borrowings outstanding under the Facilities during the period ended February 28, 2019 was approximately $24,900 with a related weighted average annualized interest rate of 3.24%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Fees payable by the funds pursuant to the provisions of an Investment Advisory Agreement with the Investment Adviser are payable monthly, computed on the average daily value of each fund’s net assets at the following annual rates: .35% of BNY Mellon National Intermediate Municipal Bond Fund, .35% of BNY Mellon National Short-Term Municipal Bond Fund, .50% of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, .35% of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, .50% of BNY Mellon New York Intermediate Tax-Exempt Bond Fund and .50% of BNY Mellon Municipal Opportunities Fund. For BNY Mellon New York Intermediate Tax-Exempt Bond Fund, the Investment Adviser has contractually agreed from September 1, 2018 through December 31, 2019, to waive receipt of its fees and/or assume the direct expense of the fund so that the direct expense of neither class (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $84,667 during the period ended February 28, 2019.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 4 summarizes the amounts Investor shares were charged during the period ended February 28, 2019, pursuant to the Shareholder Services Plan. Additional fees included in Shareholder servicing costs in the Statements of Operations primarily include fees paid for cash management charges.

Table 4—Shareholder Services Plan Fees

BNY Mellon National Intermediate Municipal Bond Fund	$56,725
BNY Mellon National Short-Term Municipal Bond Fund	10,372
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	6,455
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	8,839
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	13,714
BNY Mellon Municipal Opportunities Fund	53,214

111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 5 summarizes the amount each fund was charged during the period ended February 28, 2019 pursuant to the custody agreement.

Each fund compensates The Bank of New York Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 6 summarizes the amount each fund was charged during the period ended February 28, 2019 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations.

During the period ended February 28, 2019, each fund was charged $6,305 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statements of Operations.

Table 7 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 5—Custody Agreement Fees
	Custody Fees ($)	Custody Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	13,504	-
BNY Mellon National Short-Term Municipal Bond Fund	10,479	(8,291)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2,521	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2,686	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	3,359	-
BNY Mellon Municipal Opportunities Fund	11,987	-

Table 6—The Bank of New York Mellon Cash Management Fees
	Cash Management Fees ($)	Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	101	(1)
BNY Mellon National Short-Term Municipal Bond Fund	10	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	12	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	43	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	122	(1)
BNY Mellon Municipal Opportunities Fund	33	-

Table 7—Due to The Dreyfus Corporation and Affiliates
	Investment Advisory Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	The Bank of New York Mellon Cash Management fees ($)	Less Expense Reimbursement ($)
BNY Mellon National Intermediate Municipal Bond Fund	582,227	8,676	16,801	5,254	40	-
BNY Mellon National Short-Term Municipal Bond Fund	307,336	1,745	-	5,254	8	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	71,742	946	3,063	5,254	4	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	77,029	1,339	3,287	5,254	14	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	54,536	2,065	3,575	5,254	40	(16,705)
BNY Mellon Municipal Opportunities Fund	692,444	10,306	15,416	5,254	12	-

112

NOTE 4—Securities Transactions:

Table 8 summarizes each fund’s aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended February 28, 2019.

Inverse Floater Securities: BNY Mellon Municipal Opportunities Fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2019, was approximately $61,475,000 with a related weighted average annualized interest rate of 2.30%.

Table 8—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	778,897,172	774,644,837
BNY Mellon National Short-Term Municipal Bond Fund	777,934,409	579,677,616
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	73,135,044	74,802,402
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	142,007,925	149,152,930
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	65,896,652	79,889,264
BNY Mellon Municipal Opportunities Fund	850,027,350	530,411,459

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by each fund during the period ended February 28, 2019 is discussed below.

Futures: In the normal course of pursuing their investment objective, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund are exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The funds invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses

113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the funds with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at February 28, 2019 are set forth in the Statements of Futures.

Table 9 summarizes each fund’s average market value of derivatives outstanding during the period ended February 28, 2019.

Table 9—Average Market Value of Derivatives
Average Market Value ($)
BNY Mellon National Intermediate Municipal Bond Fund Interest rate futures	86,490,509
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Interest rate futures	7,614,106
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Interest rate futures	11,951,781
BNY Mellon New York Intermediate Tax-Exempt Bond Fund Interest rate futures	6,111,705
BNY Mellon Municipal Opportunities Fund Interest rate futures	290,069,199

Table 10 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at February 28, 2019.

At February 28, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 10—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	56,263,765	3,839,454	52,424,311
BNY Mellon National Short-Term Municipal Bond Fund	3,987,031	4,006,977	(19,946)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	5,183,650	1,256,624	3,927,026
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	5,299,899	1,719,759	3,580,140
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	3,341,864	116,540	3,225,324
BNY Mellon Municipal Opportunities Fund	71,663,961	9,613,306	62,050,655

114

NOTES

115

For More Information

The BNY Mellon Funds

c/o The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Fund Advisers, a division of
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Administrator

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Sub-Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:
BNY Mellon National Intermediate Municipal Bond Fund	Class M: MPNIX	Investor: MINMX
BNY Mellon National Short-Term Municipal Bond Fund	Class M: MPSTX	Investor: MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Class M: MPPIX	Investor: MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M: MMBMX	Investor: MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Class M: MNYMX	Investor: MNYIX
BNY Mellon Municipal Opportunities Fund	Class M: MOTMX	Investor: MOTIX

Telephone Wealth Management (WM) Clients, please contact your Account Officer or call 1-866-804-5023. Brokerage Clients of BNY Mellon Wealth Advisors (BNYMWA), please contact your financial representative or call 1-800-830-0549, Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by Dreyfus Brokerage Services. Individual Account holders, please call Dreyfus at 1-800-DREYFUS.

Mail WM clients, write to your Account Officer, c/o The Bank of New York Mellon, One Mellon Bank Center, Pittsburgh, PA 15258

BNYMWA Brokerage Clients, write to your financial representative, P.O. Box 9012, Hicksville, NY 11802-9012

Individual Account Holders, write to: BNY Mellon Funds, P.O. Box 9879, Providence, RI 02940-8079

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation	MFTSA0219-MB

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:         /s/ Patrick T. Crowe

              Patrick T. Crowe

              President

Date:      April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Patrick T. Crowe

              Patrick T. Crowe

              President

Date:      April 25, 2019

By:         /s/ James Windels

              James Windels

              Treasurer

Date:      April 29, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)